Registration No. 333-95845

United States

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 12

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 49

(Check appropriate box or boxes.)

C.M. MULTI-ACCOUNT A

(Exact Name of Registrant)

C.M. LIFE INSURANCE COMPANY

(Name of Depositor)

100 Bright Meadow Boulevard, Enfield, Connecticut 06082

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code (860) 562-1000

John E. Deitelbaum

Senior Vice President

C.M. Life Insurance Company

100 Bright Meadow Boulevard

Enfield, Connecticut 06082

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective

☐    immediately upon filing pursuant to paragraph (b) of Rule 485

☒    on May 1, 2011 pursuant to paragraph (b) of Rule 485

☐    60 days after filing pursuant to paragraph (a) of Rule 485

☐    on (date) pursuant to paragraph (a) of the Rule 485

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

CROSS REFERENCE TO ITEMS

REQUIRED BY FORM N-4

N-4 Item	Caption in Prospectus
1	Cover Page

2	Definitions

3	Table of Fees and Expenses

4	Condensed Financial Information

5	The Company; Investment Choices

6	Expenses; Distribution

7	Ownership; Purchasing a Contract; Voting Rights; Right to Take Loans; Contract Value; Cover Page

8	The Income Phase

9	Death Benefit

10	Contract Value; Distribution

11	Right to Cancel Your Contract; Suspension of Payments or Transfers; Taxes; Withdrawals

12	Taxes

13	Legal Proceedings

14	Additional Information

Caption in Statement of Additional Information
15	Cover Page

16	Table of Contents

17	Company

18	Experts; Distribution; Custodian

19	Purchase of Securities Being Offered

20	Distribution

21	Not Applicable

22	Annuity Payments

23	Financial Statements

PART A

INFORMATION REQUIRED IN A PROSPECTUS

C.M. Life Insurance Company

C.M. Multi-Account A

MassMutual Artistry Variable Annuity

This prospectus describes the MassMutual Artistry individual or group deferred variable annuity contract offered by C.M. Life Insurance Company. The contract may not be available in all states. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis.

You, the contract owner, have a number of investment choices in this contract. Subject to state availability, these investment choices include one fixed account option as well as the following funds which are offered through our separate account, C.M. Multi-Account A.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Dividend Growth Fund
•	Invesco V.I. Global Health Care Fund
•	Invesco V.I. Technology Fund

Fidelity® Variable Insurance Products

•	Fidelity® VIP Contrafund® Portfolio

ING Investors Trust

•	ING Clarion Global Real Estate Portfolio

MML Series Investment Fund

•	MML Aggressive Allocation Fund
•	MML American Funds® Core Allocation Fund
•	MML American Funds® Growth Fund
•	MML American Funds® International Fund
•	MML Asset Allocation Fund
•	MML Balanced Allocation Fund
•	MML Blue Chip Growth Fund
•	MML Concentrated Growth Fund
•	MML Conservative Allocation Fund
•	MML Emerging Growth Fund
•	MML Equity Income Fund
•	MML Equity Index Fund
•	MML Foreign Fund
•	MML Global Fund
•	MML Growth Allocation Fund
•	MML Growth & Income Fund
•	MML Income & Growth Fund
•	MML Large Cap Growth Fund
•	MML Large Cap Value Fund
•	MML Mid Cap Growth Fund
•	MML Mid Cap Value Fund
•	MML Moderate Allocation Fund
•	MML NASDAQ-100® Fund[1]
•	MML Small Cap Growth Equity Fund
•	MML Small Cap Index Fund
•	MML Small/Mid Cap Value Fund
•	MML Small Company Value Fund

MML Series Investment Fund II

•	MML Blend Fund
•	MML China Fund
•	MML Enhanced Index Core Equity Fund
•	MML Equity Fund
•	MML High Yield Fund
•	MML Inflation-Protected and Income Fund
•	MML Managed Bond Fund
•	MML Money Market Fund
•	MML Short-Duration Bond Fund
•	MML Small/Mid Cap Equity Fund
•	MML Strategic Emerging Markets Fund

Oppenheimer Variable Account Funds

•	Oppenheimer Balanced Fund/VA**
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer High Income Fund/VA**
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Money Fund/VA*
•	Oppenheimer Small- & Mid-Cap Growth Fund/VA

Panorama Series Fund, Inc.

•	Oppenheimer International Growth Fund/VA
•	Panorama Growth Portfolio
•	Panorama Total Return Portfolio

PIMCO Variable Insurance Trust

•	PIMCO VIT CommodityRealReturn® Strategy Portfolio

*	Unavailable in contracts issued on or after 1/19/2008.
**	Unavailable in contracts issued on or after 5/1/2009. For contracts issued prior to 5/1/2009, you may not allocate any new money to this fund via purchase payments or transfers.
[1]

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2011. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 41 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)

The contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.

The SEC has not approved this contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

May 1, 2011

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

Accumulation Phase	4

Accumulation Unit	18

Annuitant	8

Annuity Date	27

Annuity Options	29

Annuity Payments	27

Annuity Unit Value	28

Contract Year	19

Free Withdrawals	26

Income Phase	27

Purchase Payment	8

Qualified Contract	34

Separate Account	12

Service Center	4

Tax Deferral	5

Tax-Sheltered Annuity	35

Contacting the Company

How to Contact Us.  You may contact us by calling your registered representative or the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also e-mail us by visiting www.massmutual.com/loginsc. Additionally, you may write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111.

Sending Forms and Written Requests in Good Order.  From time to time you may want to submit a written request for a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form.

Overview

The following is intended as a summary. Please read each section of this prospectus for additional detail.

This annuity is a contract between “you,” the owner, and “us,” C. M. Life Insurance Company. The contract is intended for retirement savings or other long-term investment purposes. The contract is designed primarily for use in annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. These plans are sometimes called “tax-sheltered annuities” or “TSAs”. Subject to state availability, this contract may also be sold to governmental entities pursuant to Code Section 457(b).

In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You select the income period beginning on a date you designate that is at least 30 days from when you purchase the contract. The contract, like all deferred annuity contracts, has two phases –  the accumulation phase and the income phase. Your contract is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your contract enters the income phase.

Contract Type.  The contract described in this prospectus is an individual or group deferred variable annuity. The contract provides for accumulation of contract value and annuity payments during the income phase, on a fixed and/or variable basis.

The Prospectus and the Contract.  This prospectus describes general provisions of the contract, but is not intended to address all details of the contract. Where the prospectus and contract differ, the contract will control. You should read your contract for more information about its terms and conditions. Your contract may include state specific requirements which are not described in this prospectus. Each contract is subject to the law of the state in which the contract is issued. Some of the terms of your contract may differ from the terms of the contract delivered in another state because of state-specific legal requirements. Some of the subject matters in which there may be state-specific contract provisions include:

•	the contingent deferred sales charge schedule;

•	the availability of certain investment choices;

•	certain contract features;

•	free look rights;

•	the minimum interest rate credited to the fixed account;

•	premium taxes; and

•	fund transfer rights.

If you would like information regarding state-specific contract provisions, you should contact your registered representative or call our Service Center at the number shown on page 1 of this prospectus.

Annuity Options.  We make annuity payments based on the annuity option you elect. When you elect an annuity option you also elect among a number of features, including but not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable and/or fixed payments. See “The Income Phase.”

Investment Choices.  The contract is called a variable annuity because you can choose to allocate your purchase payments among various investment choices. Subject to state availability, your choices include over forty funds and one fixed account. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the funds you select as well as the interest we credit on the fixed account. See “Investment Choices.”

Withdrawals.  Subject to certain restrictions, you may periodically make partial withdrawals of your contract value. If you make a full withdrawal of your contract value, all your rights under the contract will be terminated. Income taxes, tax penalties and a contingent deferred sales charge may apply to any withdrawal you request. See “Withdrawals,” “Expenses – Contingent Deferred Sales Charge” and “Taxes.”

Transfers.  Subject to certain restrictions, you may periodically transfer contract value among available investment choices. See “Transfers and Transfer Programs.”

Death Benefit.  A beneficiary may receive a benefit in the event of your death prior to the income phase. Once the income phase commences, payments upon death may be available to beneficiaries depending on the annuity option elected. See “Death Benefit” and “Income Phase.”

Fees.  Your contract value will be subject to certain fees. These charges will be reflected in your contract value and may be reflected in any annuity payments you choose to receive from the contract. See “Expenses” and “Table of Fees and Expenses.”

Taxation.  The Internal Revenue Code of 1986, as amended, has certain rules that apply to the contract. These tax treatments apply to earnings from the contract, withdrawals, death benefits and annuity options. See “Taxes.”

Tax Deferral.  You are generally not taxed on contract earnings until you take money from your contract. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should consider buying a variable annuity to fund a qualified plan for the annuity’s additional features such as lifetime income payments and death benefit protection.

Group Contracts.  We may issue the contract as an individual or group variable annuity contract. In those states where we issue a group contract, we issue certificates to individuals, and these individuals are considered participants. The certificate is subject to the terms of the group contract under which we issue the certificate. You may become a participant under the group contract by completing an application and having it forwarded to us along with an initial payment.

The certificate we issue indicates the participant’s rights and benefits under the group contract. Terms of the group contract are controlling.

The participant, as an owner, may exercise all rights and benefits of the certificate without the consent of the group contract owner. Unless we state otherwise, the owner of the certificate under a group contract and the owner of an individual contract have the same rights and benefits. As a result, the term “contract” means either an individual deferred variable annuity or a certificate issued under the group deferred variable annuity.

Right to Cancel Your Contract.  You have a right to examine your contract. If you change your mind about owning your contract, you can generally cancel it within 10 calendar days after receiving it. However, this time period may vary by state. See “Right to Cancel Your Contract.”

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

I.  The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the contract. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below. Premium taxes may also be deducted, but are not reflected below.

Owner Transaction Expenses

	Current	Maximum
Transfer Fee	$0	The lesser of $20 or 2% of the amount transferred.

Loan Origination Fee	$0	$35

Contingent Deferred Sales Charge
(as a percentage of amount withdrawn or applied to an annuity option)	8%[1]	8%[1]

1 Contingent Deferred Sales Charge Schedule

Contract Year	1	2	3	4	5	6	7	8	9	10 and later

Percentage	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%

II.  The next table describes fees and expenses you will pay periodically during the time you own the contract, not including fees and expenses deducted by the funds you select.

Periodic Contract Charges

	Current	Maximum
Annual Contract Maintenance Charge	$0	$60

Separate Account Annual Expenses (as a percentage of average account value in the separate account)

Mortality and Expense Risk Charge	1.03%	1.25%

Administrative Charge	0.15%	0.25%

Total Separate Account Annual Expenses	1.18%	1.50%

Annual Fund Operating Expenses

While you own the contract, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The first table shows the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2010. More detail concerning each fund’s fees and expenses that you may pay periodically during the time that you own the contract, is contained in the second table below and each fund prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.41%	1.97%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2010.

Investment Management Fees and Other Expenses

Fund Name	Management Fee		Other Expenses	12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.56%		0.09%	—	—		0.65%	[1]
Invesco V.I. Dividend Growth Fund (Series I)[2]	0.50%		0.32%	—	—		0.82%	[3,4]
Invesco V.I. Global Health Care Fund (Series I)	0.75%		0.37%	—	—		1.12%	[5]
Invesco V.I. Technology Fund (Series I)	0.75%		0.39%	—	—		1.14%	[5]
MML Aggressive Allocation Fund (Initial Class)	0.10%		0.11%	—	0.81%	[6]	1.02%	[7]
MML American Funds® Core Allocation Fund (Service Class I)	0.20%		0.31%	0.25%	0.38%	[6]	1.14%	[8]
MML American Funds® Growth Fund (Service Class I)[9]	0.47%		0.43%	0.25%	—		1.15%	[10]
MML American Funds® International Fund (Service Class I)[11]	0.64%		0.47%	0.25%	—		1.36%	[12]
MML Asset Allocation Fund (Initial Class)	0.55%		0.07%	—	—		0.62%
MML Balanced Allocation Fund (Initial Class)	0.10%		0.03%	—	0.69%	[6]	0.82%
MML Blend Fund (Initial Class)	0.43%		0.05%	—	—		0.48%
MML Blue Chip Growth Fund (Initial Class)	0.75%		0.05%	—	—		0.80%
MML China Fund (Service Class I)	1.05%		0.67%	0.25%	—		1.97%	[13]
MML Concentrated Growth Fund (Class II)	0.60%	[14]	0.22%	—	—		0.82%
MML Conservative Allocation Fund (Initial Class)	0.10%		0.03%	—	0.66%	[6]	0.79%
MML Emerging Growth Fund (Initial Class)	1.05%		0.40%	—	—		1.45%	[15]
MML Enhanced Index Core Equity Fund (Initial Class)	0.55%		0.33%	—	—		0.88%	[16]
MML Equity Fund (Initial Class)	0.40%		0.04%	—	—		0.44%
MML Equity Income Fund (Initial Class)	0.75%		0.04%	—	—		0.79%
MML Equity Index Fund (Class I)	0.10%		0.35%	—	—		0.45%	[17]
MML Foreign Fund (Initial Class)	0.89%		0.10%	—	—		0.99%
MML Global Fund (Class II)	0.60%		0.31%	—	—		0.91%	[18]

Fund Name	Management Fee		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
MML Growth & Income Fund (Initial Class)	0.50%		0.06%		—	—		0.56%
MML Growth Allocation Fund (Initial Class)	0.10%		0.02%		—	0.76%	[6]	0.88%
MML High Yield Fund (Service Class I)	0.60%		0.29%		0.25%	—		1.14%	[19]
MML Income & Growth Fund (Initial Class)	0.65%		0.09%	[20]	—	—		0.74%
MML Inflation-Protected and Income Fund (Initial Class)	0.55%		0.25%		—	—		0.80%
MML Large Cap Growth Fund (Initial Class)	0.65%		0.07%		—	—		0.72%
MML Large Cap Value Fund (Initial Class)	0.77%		0.06%		—	—		0.83%
MML Managed Bond Fund (Initial Class)	0.40%		0.01%		—	—		0.41%
MML Mid Cap Growth Fund (Initial Class)	0.77%		0.05%		—	—		0.82%
MML Mid Cap Value Fund (Initial Class)	0.84%		0.06%	[20]	—	—		0.90%
MML Moderate Allocation Fund (Initial Class)	0.10%		0.02%		—	0.71%	[6]	0.83%
MML Money Market Fund (Initial Class)	0.48%	[21]	0.06%		—	—		0.54%
MML NASDAQ-100® Fund (Initial Class)	0.45%		0.42%	[20]	—	—		0.87%	[22]
MML Short-Duration Bond Fund (Service Class I)	0.40%		0.17%		0.25%	—		0.82%	[23]
MML Small/Mid Cap Equity Fund (Initial Class)[24]	0.64%		0.12%		—	0.13%	[6]	0.89%
MML Small Cap Growth Equity Fund (Initial Class)	1.07%		0.07%		—	—		1.14%
MML Small Cap Index Fund (Initial Class)	0.35%		0.15%		—	—		0.50%
MML Small Company Value Fund (Service Class I)	0.85%		0.33%		0.25%	0.17%	[6]	1.60%	[25]
MML Small/Mid Cap Value Fund (Initial Class)	0.75%		0.06%		—	—		0.81%
MML Strategic Emerging Markets Fund (Service Class I)	1.05%		0.60%		0.25%	—		1.90%	[26]
Oppenheimer Balanced Fund/VA (Non-Service)**	0.75%		0.16%		—	0.01%		0.92%	[27]
Oppenheimer Capital Appreciation Fund/VA (Non-Service)	0.66%		0.13%		—	—		0.79%	[28]
Oppenheimer Global Securities Fund/VA (Non-Service)	0.63%		0.13%		—	—		0.76%	[29]
Oppenheimer Global Strategic Income Fund/VA (Non-Service)	0.56%		0.15%		—	0.04%		0.75%	[30]
Oppenheimer High Income Fund/VA (Non-Service)**	0.75%		0.23%		—	—		0.98%	[31]
Oppenheimer International Growth Fund/VA (Non-Service)	0.96%		0.14%		—	—		1.10%	[32]
Oppenheimer Main Street Fund®/VA (Non-Service)	0.65%		0.13%		—	—		0.78%	[33]
Oppenheimer Money Fund/VA (Non-Service)*	0.45%		0.16%		—	—		0.61%	[34]
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Non-Service)	0.72%		0.13%		—	—		0.85%	[35]
Panorama Growth Portfolio (Non-Service)	0.63%		0.20%		—	—		0.83%	[36]

Fund Name	Management Fee	Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
Panorama Total Return Portfolio (Non-Service)	0.63%	0.20%		—	—		0.83%	[37]
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	0.74%	0.04%	[38]	0.25%	0.12%	[39]	1.15%	[40,41]

*	Unavailable in contracts/certificates issued on or after January 19, 2008.

**	Unavailable in contracts/certificates issued on or after May 1, 2009. For contracts/certificates issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.

1. A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund’s expenses. Including this reduction, the total class operating expenses would have been 0.63%. These offsets may be discontinued at any time.

2. Effective April 29, 2011, Invesco V.I. Financial Services Fund merged with Invesco V.I. Dividend Growth Fund.

3. Total Annual Fund Operating Expenses have been restated and reflect the reorganization of one of more affiliated investment companies into the Fund.

4. The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Series I shares to 0.67% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

5. The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

6. Acquired Fund Fees and Expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund Fees and Expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

7. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012, to the extent that Other Expenses would otherwise exceed 0.10%. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.01%.

8. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.13%.

9. Reflects the combined expenses of the Master Growth Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.41%. The Master Growth Fund has a management fee of 0.32% and other expenses of 0.02%.

10. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.04%.

11. Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.43%. The Master International Fund has a management fee of 0.49% and other expenses of 0.04%.

12. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.23%.

13. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

14. MassMutual has voluntarily agreed to waive 0.05% of its management fees for the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

15. MassMutual has contractually agreed to bear expenses of the Fund (other than the management and 12b-1 fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.20% of the average daily net asset values of the Fund through April 30, 2012. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.25%.

16. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.66%.

17. MassMutual has contractually agreed to bear the expenses (other than the management, 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.05% of the average daily net asset values through April 30, 2012. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. Amounts waived had no impact on the Total Annual Fund Operating Expenses shown.

18. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.80%.

19. MassMutual has contractually agreed to (i) waive 0.10% of its management fees for the Fund through April 30, 2012, and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this waiver and cap. If this table did reflect the waiver and cap, the Total Annual Fund Operating Expenses would be 0.94%. Other Expenses are based on estimated amounts for the first fiscal year.

20. Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

21. MassMutual has agreed to voluntarily waive some or all of its management fees and, if necessary, reimburse some or all of the Fund’s Other Expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MassMutual may amend or discontinue this waiver at any time without advance notice.

22. MassMutual has contractually agreed to bear expenses of the Fund (other than the management and 12b-1 fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.11% of the average daily net asset values of the Fund through April 30, 2012. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.57%.

23. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.80%. Other Expenses are based on estimated amounts for the first fiscal year.

24. Formerly known as MML Small Cap Equity Fund.

25. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.57%.

26. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

27. The Manager has voluntarily agreed to waive a portion of the advisory fee and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 0.67% of average annual net assets for Non-Service Shares. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. These voluntary waivers and/or reimbursements may not be amended or withdrawn until one year after the date of the Fund prospectus. From April 1, 2009 through March 31, 2010, the Manager voluntarily waived its advisory fee, resulting in an expense reduction of 0.02% of the Fund’s average annual net assets for the fiscal year ended December 31, 2010. This amount is not reflected in the Total Annual Fund Operating Expenses. After all waivers and reimbursements, actual total annual fund operating expenses for the fiscal year ended December 31, 2010 were 0.66% for Non-Service Shares. The Fund’s management fee and other annual operating expenses may vary in future years.

28. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s Investment in Oppenheimer Institutional Money Market Fund. During the fiscal year ended December 31, 2010, the amounts waived as a result of the voluntary expense limitation and waiver and/or reimbursement did not exceed 0.01% and therefore are not reflected in the Total Annual Fund Operating Expenses. Both the voluntary expense limitation and waiver and/or reimbursement may be amended or withdrawn at any time. The Fund’s management fee and other annual expenses may vary in future years.

29. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Non-Service Shares. The manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. These waivers and/or reimbursements may be amended or withdrawn at anytime. During the fiscal year ended December 31, 2010, these amounts did not exceed 0.01% and therefore are not reflected in the Total Annual Fund Operating Expenses. The Fund’s management fee and other annual operating expenses may vary in future years.

30. The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. This voluntary fee waiver and/or reimbursement may not be amended or withdrawn until one year after the date of the Fund prospectus. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.75% for Non-Service Shares. This voluntary expense limitation may be amended or withdrawn at any time. The Fund’s management fee and other annual operating expenses may vary in future years.

31. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.75% for Non-Service Shares. This voluntary expense limitation may not be amended or withdrawn until after one year from the date of the Fund prospectus. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. This waiver and/or reimbursement may be amended or withdrawn at any time. From April 1, 2009 through March 31, 2010 the Manager voluntarily waived its advisory fee, resulting in an expense reduction of 0.06% of the Fund’s average annual net assets. This amount is not reflected in the Total Annual Fund Operating Expenses. After all waivers and reimbursements, actual total annual fund operating expenses for the fiscal year ended December 31, 2010 were 0.69%. The Fund’s management fee and other annual operating expenses may vary in future years.

32. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Non-Service Shares. This voluntary expense limitation may not be amended or withdrawn until after one year from the date of the Fund prospectus. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. During the fiscal year ended December 31, 2010, this amount did not exceed 0.01% and therefore is not reflected in the Total Annual Fund Operating Expenses. This waiver and/or reimbursement may be amended or withdrawn at any time. The Fund’s management fee and other annual operating expenses may vary in future years.

33. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Funds’s investment in Oppenheimer Institutional Money Market Fund. During the fiscal year ended December 31, 2010, the amounts waived as a result of the voluntary expense limitation and waiver and/or reimbursement did not exceed 0.01% and therefore are not reflected in the Total Annual Fund Operating Expenses. Both the voluntary expense limitations and waiver and/or reimbursement may be amended or withdrawn at any time. The Fund’s management fee and other annual operating expenses may vary in future years.

34. The Manager has voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. The waiver and /or expense reimbursement may not be amended or withdrawn until one year after the date of the Fund prospectus. There is no guarantee that the Fund will maintain a positive yield. The Fund’s management fee and other annual fund operating expenses may vary in future years.

35. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80%. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Fund prospectus. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. This waiver or reimbursement may be amended or withdrawn at any time. During the fiscal year ended December 31, 2010, this amount did not exceed 0.01% and therefore this amount is not reflected in the Total Annual Fund Operating Expenses. From April 1, 2009 through August 31, 2010, the Manager voluntarily agreed to waive its advisory fee, resulting in an expense reduction of 0.04% of the Fund’s average annual net assets for the fiscal year ended December 31, 2010. After all waivers and reimbursements, actual total annual fund operating expenses for the fiscal year ended December 31, 2010 were 0.76%. The Fund’s management fee and other annual operating expenses may vary in future years.

36. The Manager has voluntarily agreed to limit the Portfolio’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80%. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Fund prospectus. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. During the fiscal year ended December 31, 2010, this amount did not exceed 0.01% and therefore is not reflected in the Total Annual Fund Operating Expenses. This waiver and/or reimbursement may be amended or withdrawn any time. The Fund’s management fee and other annual operating expenses may vary in future years.

37. The Manager has voluntarily agreed to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80%. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Fund prospectus. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund. This waiver and/or reimbursement may be amended or withdrawn at any time. During the fiscal year ended December 31, 2010, this amount did not exceed 0.01% and therefore this amount is not reflect in the Total Annual Fund Operating Expenses. From April 1, 2009 through August 31, 2010 the Manager voluntarily agreed to waive its advisory fee, resulting in an expense reduction of 0.02% of the Fund’s average annual net assets for the fiscal year ended December 31, 2010. After all waivers and reimbursements, actual total annual fund operating expenses for the fiscal year ended December 31, 2010 were 0.78%. The Fund’s management fee and other annual operating expenses may vary in future years.

38. Other Expenses reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

39. PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

40. Total Annual Portfolio Operating Expenses excluding interest expense is 1.11%.

41. Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest expense is 0.99%.

Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

Examples Using Maximum Expenses

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw any of your contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown. (Currently the income phase is not available until 30 days after you purchase your contract).

Both Example I and Example II assume:

•	that you invest $10,000 in the contract for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% return each year,
•	that the maximum fees and expenses in the “Table of Fees and Expenses” apply, and
•

that you selected one of two sub-accounts 1) the one that invests in the fund with the maximum total operating expenses, or 2) the one that invests in the fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$1,116	$1,827	$2,457	$4,076	$387	$1,174	$1,980	$4,076
Sub-account with minimum total operating expenses	$974	$1,399	$1,740	$2,623	$232	$714	$1,224	$2,623

Examples Using Current Expenses

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw any of your contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown. (Currently the income phase is not available until 30 days after you purchase your contract).

Both Example I and Example II assume:

•	that you invest $10,000 in the contract for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% return each year,
•	that the current fees and expenses in the “Table of Fees and Expenses” apply, and
•

that you selected one of two sub-accounts 1) the one that invests in the fund with the maximum total operating expenses, or 2) the one that invests in the fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$1,053	$1,638	$2,144	$3,457	$318	$971	$1,649	$3,457
Sub-account with minimum total operating expenses	$909	$1,201	$1,400	$1,889	$162	$502	$866	$1,889

The examples using current expenses do not reflect an annual contract maintenance charge. The examples using maximum expenses reflect the annual contract maintenance charge of $60 as an annual charge of 0.38%.

The examples do not reflect any premium taxes.    However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses.

There is an accumulation unit value history in “Appendix A – Condensed Financial Information.”

The Company

In this prospectus, “we,” “us,” and “our” refer to C.M. Life Insurance Company (C.M. Life). C.M. Life is a wholly-owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual). C.M. Life provides life insurance and annuities to individuals and group life insurance to institutions. MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products and other products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. C.M. Life’s home office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Ownership of the Contract

Owner

In this prospectus, “you” and “your” refer to the owner. The owner is named at time of application. The owner must be an individual, unless the contract is issued under Code Section 457(b), in which case the owner must be a non-natural entity. We will not issue a contract to you if you have passed age 85 as of the date we proposed to issue the contract.

As the owner of the contract, you exercise all rights under the contract. The owner names the beneficiary.

For owners of contracts issued under an ERISA plan, your rights in this contract may be subject to the plan documents.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. However, in order for the contract to qualify as a tax-sheltered annuity or an individual retirement annuity, you must be named as owner and annuitant.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application.

If you are married and your contract is issued under an ERISA plan, your ability to name a primary beneficiary other than your spouse is restricted.

Age

How We Determine Age of Annuitant, Owner and Beneficiary

In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Purchasing a Contract

Purchase Payments

The minimum amount we accept for an initial purchase payment is:

•	$200 by the first contract anniversary date, for a contract purchased with salary reduction payments; or

•	$2,000 for a contract purchased through a direct asset transfer from another financial institution or one of our affiliates or through non-salary reduction payments.

Additional purchase payments can be made to this contract. However, additional purchase payments of less than $25 are subject to our approval.

For contracts issued on or after May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is $1.5 million.

For contracts issued prior to May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the contract. The maximum amount is:

•	$1.5 million up to age 75; or

•	$500,000 if older than age 75 or if the owner is a non-natural person.

Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

You may give your complete application to your registered representative. Purchase payments can be made:

•	by mailing a check, that clearly indicates your name and contract number, to our lockbox:

First Class Mail

MassMutual Artistry

Annuity Payment Services

MassMutual P.O. Box 74908

Chicago, IL 60675-4908

Overnight Mail

MassMutual Artistry

Annuity Payment Services

350 North Orleans Street

Receipt & Dispatch, 8th Floor

Suite 4908

Chicago, IL 60654

•	by instructing your bank to wire transfer funds to:

JP Morgan Chase Bank

New York, New York

ABA #021000021

C.M. Life Insurance Co. Account #323956297

Ref: Annuity Contract #

Name: (Your Name)

You may also send purchase payments to our Service Center. We have the right to reject any application or purchase payment.

Delay of Application.  Our receipt of your application may be delayed due to circumstances outside of our control (for example, delays due to failure of the selling broker-dealer or sales agent to forward the application to us promptly or due to delays in determining whether the contract is suitable for you). Any such delays will affect when we can issue your contract and when your initial purchase payment will be allocated among your investment choices.

Allocation of Purchase Payments

When you purchase your contract, you choose how we will apply your purchase payments among the investment choices. If you make additional purchase payments, we will apply them in the same way as your first purchase payment, unless you tell us otherwise. Unless we are instructed otherwise, we will apply purchase payments made by your employer in accordance with your purchase payment allocation instructions in effect at the time we receive your employer’s purchase payment.

Currently, there is no limit to the number of investment choices that you may invest in at any one time. However, we reserve the right to limit the number of investment choices that you may invest in to a maximum of 18 investment choices (including the fixed account) at any one time in the event administrative burdens require such a limitation.

Once we receive your purchase payment and the necessary information at our Service Center or lockbox, we will issue your contract and apply your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. When we receive all of the necessary information, we will then apply your first purchase payment within 2 business days. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

If additional purchase payments are made to your contract, we will credit these amounts to your contract on the business day we receive them at our Service Center or lockbox as long as you have provided us with the necessary information to apply the purchase payment. If you do not give us all of the information we need, we will contact you to get it. We will then apply your purchase payment on the business day that we obtain the necessary information from you. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your purchase payment at our Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest. You should be aware that the person selling you the new policy or contract will generally earn a commission if you buy the new policy or contract through a replacement. Remember that if you replace the contract described in this prospectus with another contract, you might have to pay a surrender charge on this contract, and there may be a new surrender charge period for the new contract.

You should also note that once you have replaced your variable life insurance policy or annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable life insurance policy or annuity contract during your “free look” period. The only exception to this rule would be if you live in a state that requires the insurer to reinstate the previously surrendered policy or contract if the owner chooses to reject their new variable life insurance policy or annuity contract during the “free look” period.

Suitability

Federal securities law requires that a registered representative recommend a security only when he/she believes that the security is suitable for the customer. The registered representative must have reasonable grounds for believing that the recommendation is suitable for such customer based upon the facts disclosed by the customer as to his/her other security holdings and his/her financial situation and needs. In addition, certain states have adopted their own annuity suitability requirements.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are charges associated with these benefits and advantages. Owning a variable annuity represents a long-term financial commitment.

Before you purchase a variable annuity contract, you should consider:

•	If you have a long-term investment horizon.

•	If you can afford to make the initial and any subsequent purchase payments based on your other assets and income.

•	If you understand how the product works and how charges may impact your contract performance.

•	If you are willing to tolerate market fluctuations based on underlying fund performance.

•	If you have a need for the benefits offered with a variable annuity such as tax deferral and lifetime income.

•	If using a variable annuity contract to fund a tax-qualified plan such as an IRA is the right investment decision for you, since a variable annuity does not provide any additional tax advantages.

•

If purchasing a variable annuity is the right investment decision for you if the owner of the contract will be a non-natural person, since generally tax deferral is not provided when a non-natural person owns a variable annuity contract.

•

If purchasing a variable annuity is the right investment decision for you if you are an older person, given the long-term financial commitment, potential market fluctuations and charges associated with a variable annuity, as well as whether you are in a tax bracket that justifies the need for tax deferral.

•

If you are replacing your current annuity contract by purchasing the proposed variable annuity contract. If so, carefully compare the costs and benefits of your existing annuity contract with the costs and benefits of the proposed variable annuity contract, and understand what benefits of your existing annuity contract you may be forfeiting.

•

If your registered representative is receiving additional compensation for selling this variable annuity contract. Please refer to the “Distribution” section for more information about additional compensation arrangements.

•

If you are purchasing this contract with the intention to make frequent fund transfers. If you are, you should not purchase this variable annuity contract. Please refer to the “Limits on Frequent Trading and Market Timing Activity” section for more information.

Please note that we and our affiliates offer a variety of annuity contracts. Each contract is designed to satisfy a customer’s need for a long-term retirement product. Please ask your registered representative for more information about the annuity contracts we issue to determine if one of them is a suitable investment for you based upon your needs and financial situation.

Right to Cancel Your Contract

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 calendar days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. You will receive back your contract value as of the business day we receive your contract and your written request at our Service Center unless your state has other requirements.

Investment Choices

Choose Investment Choices Appropriate for You.  When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Understand the Risks Associated with Your Investment Choices.  If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses to you. You may also contact our Service Center and request current fund prospectuses at any time.

Be Informed.  Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.

The Separate Account

We established C.M. Multi-Account A (the separate account) as a separate account under Connecticut law on August 3, 1994. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The separate account holds the assets that underlie the contracts, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.

We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the contracts. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

Addition, Removal or Substitution of Funds

We have the right to change the funds offered through the contract, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of possible changes include: adding new funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses and their availability may be limited to certain classes of contract owners. We will not add, remove or substitute any shares attributable to your interest in a sub-account of the separate account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which your contract belongs.

The Funds

Subject to state availability, the contract offers the following funds. We may add, remove or substitute funds.

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Dividend Growth Fund (Series I Shares)[1]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Large Cap Blend
Invesco V.I. Global Health Care Fund (Series I Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Specialty
Invesco V.I. Technology Fund (Series I Shares)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Specialty
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc. and other affiliates of Fidelity Management & Research Company	Large Cap Blend
ING Investors Trust
ING Clarion Global Real Estate Portfolio (Class S)	Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities LLC	Specialty

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Series Investment Fund
MML Aggressive Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Core Allocation Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Growth Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Large Cap Growth
MML American Funds® International Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	International/Global
MML Asset Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Capital Guardian Trust Company	Balanced
MML Balanced Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Blue Chip Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Growth
MML Concentrated Growth Fund (Class II)	Adviser: MassMutual Sub-Adviser: Legg Mason Capital Management, Inc.	Large Cap Growth
MML Conservative Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Emerging Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Essex Investment Management Company, LLC	Small/Mid-Cap Growth
MML Equity Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Value
MML Equity Index Fund (Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Large Cap Blend
MML Foreign Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Templeton Investment Counsel, LLC	International/Global
MML Global Fund (Class II)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	International/Global
MML Growth Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Growth & Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	Large Cap Blend
MML Income & Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: BlackRock Investment Management, LLC	Large Cap Value
MML Large Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Rainier Investment Management, Inc.	Large Cap Growth
MML Large Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Davis Selected Advisers, L.P.	Large Cap Value
MML Mid Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Growth
MML Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Small/Mid-Cap Value
MML Moderate Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML NASDAQ-100® Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Large Cap Growth
MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: Waddell & Reed Investment Management Company and Wellington Management Company, LLP	Small/Mid-Cap Growth
MML Small Cap Index Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Small/Mid-Cap Blend
MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: AllianceBernstein L.P.	Small/Mid-Cap Value
MML Small Company Value Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Value
MML Series Investment Fund II
MML Blend Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Balanced

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML China Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
MML Enhanced Index Core Equity Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Large Cap Blend
MML Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: OppenheimerFunds, Inc. and Loomis, Sayles & Company, L.P.	Large Cap Value
MML High Yield Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Managed Bond Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Money Market Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Short Term/Stable Value
MML Short-Duration Bond Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Small/Mid Cap Equity Fund (Initial Class)[2]	Adviser: MassMutual Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Blend
MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA (Non-Service Shares)**	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Balanced
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Growth
Oppenheimer Global Securities Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
Oppenheimer Global Strategic Income Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income
Oppenheimer High Income Fund/VA (Non-Service Shares)**	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
Oppenheimer Main Street Fund®/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Blend
Oppenheimer Money Fund/VA (Non-Service Shares)*	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Short Term/Stable Value
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Small/Mid-Cap Growth
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
Panorama Growth Portfolio (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Blend
Panorama Total Return Portfolio (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Balanced
PIMCO Variable Insurance Trust
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	Specialty

*	Unavailable in contracts issued on or after January 19, 2008.
**	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.
[1]	Effective April 29, 2011, the Invesco V.I. Financial Services Fund was merged into the Invesco V.I. Dividend Growth Fund.
[2]	Formerly known as the MML Small Cap Equity Fund.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver copies of the current fund prospectuses to you. You may also contact our Service Center and request copies of the current fund prospectuses at any time. You should read the information contained in the fund prospectuses carefully before investing.

Asset Allocation Funds

The following asset allocation funds are also referred to as funds-of-funds. They are known as funds-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in the underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. You should read the MML Series Investment Fund prospectus for more information about these funds-of-funds.

•	MML Aggressive Allocation Fund

•	MML American Funds Core Allocation Fund

•	MML Balanced Allocation Fund

•	MML Conservative Allocation Fund

•	MML Growth Allocation Fund

•	MML Moderate Allocation Fund

Feeder Funds

The MML American Funds Growth Fund and MML American Funds International Fund are known as “feeder” funds as they do not buy investment securities directly, but instead invest in shares of a corresponding American Funds “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the MML Series Investment Fund prospectus for information about these “feeder” funds.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation for any corporate purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the contract and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed for the funds in “Table of Fees and Expenses – Annual Fund Operating Expenses” because this compensation is not paid directly out of the funds’ assets. However, these payments may be derived, in whole or in part, from the advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

Compensation We Receive from Funds.  We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. This compensation is paid out of the fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. This compensation is specified as 12b-1 fees in the Table of Fees and Expenses – Annual Fund Operating Expenses. An investment in a fund with a 12b-1 fee will increase the cost of your investment in this contract.

Compensation in General.  The compensation that we receive may be significant and we may profit from this compensation. Additionally, when selecting the funds that will be available with MassMutual’s variable contracts, we consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors along with the funds’ name recognition, asset class, the manager’s reputation, and fund performance. We offer certain funds through the contract at least in part because they are managed by us or an affiliate.

The Fixed Account

In most states, we offer one fixed account, as an investment option.

Purchase payments allocated to the fixed account and transfers to the fixed account become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed account or the general account. Disclosures regarding the fixed account or the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

You may allocate purchase payments to the fixed account. You can also make transfers of your contract value into the fixed account. You do not participate in the investment performance of the assets in the fixed account. Instead, we credit your contract with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.

Contract Value

Your contract value is the sum of your value in the separate account and the fixed account.

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value in the separate account, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units.  Every business day we determine the value of an accumulation unit for each of the separate account sub-accounts. Changes in the accumulation unit value reflect the investment performance of the fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day.

The Statement of Additional Information contains more information on the calculation of the accumulation unit value.

When you make a purchase payment, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a separate account sub-account by the value of the accumulation unit for that separate account sub-account. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each separate account sub-account after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your contract value.

Example.  On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Equity Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MML Equity Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MML Equity Fund.

Business Days & Non-Business Days

Our business day closes when the New York Stock Exchange business day closes. The New York Stock Exchange business day usually closes at 4:00 p.m. Eastern time. Our non-business days are those days when the New York Stock Exchange is closed.

Transfers and Transfer Programs

General Overview

We have the right to terminate, suspend, or modify the transfer and transfer program provisions described in this prospectus.

You can transfer all or part of your contract value. You can make transfers by telephone or by other means we authorize. To make transfers other than by telephone, you must submit a written request. We will use reasonable procedures to confirm that instructions given to us are genuine. We may tape record all telephone instructions.

Your transfer is effective on the business day we receive your fully completed request at our Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your fully completed transfer request at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Accumulation Phase

You may transfer all or part of your assets in a fund or the fixed account. You can make a transfer to or from the fixed account and to or from any fund.

Currently, you can transfer contract value during the accumulation phase without charge. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the contract. We also reserve the right to limit the number of transfers that you can make as provided by the contract.

The following rules apply to any transfer during the accumulation phase:

1)	Currently, the minimum amount which you can transfer is:

•	$100; or

•	the entire value in a fund, if less.

We reserve the right to impose a minimum transfer requirement of $500. Currently, we do not require that a minimum amount remain in the fund after a transfer. However, we reserve the right to request that $500 remain in the fund after a transfer unless you transfer the entire fund value. We waive these requirements if the transfer is made in connection with the Automatic Rebalancing Program.

2)	You must clearly indicate the amount and investment choices from and to which you wish to transfer.

3)	If your contract value in The Fixed Account is $500 or less at the time of your transfer, then you may transfer the entire amount out of The Fixed Account, less the amount of any outstanding contract loan.

If your contract value in The Fixed Account is more than $500, then during any contract year we limit transfers out of the fixed account to 30% of your contract value in the fixed account as of the end of the previous contract year. However, if you transfer 30% of your contract value in the fixed account for three consecutive contract years, your transfer in the fourth consecutive contract year may be for the entire amount in the fixed account, provided that you have not applied payments or transferred contract value into the fixed account from the time the first annual transfer was made. For purposes of this restriction, your contract value in the fixed account does not include the amount of any outstanding loan. You may not transfer contract value out of the loaned portion of the fixed account. We measure a contract year from the anniversary of the day we issued your contract. Transfers out of the fixed account are done on a first-in, first-out basis. In other words, amounts attributed to the oldest purchase payments are transferred first; then amounts attributed to the next oldest purchase payment are transferred; and so on.

4)	We consider The Fixed Account and a money market fund to be “competing accounts.” We have some specific rules pertaining to transfers in and out of competing accounts.

•	Transfers out of The Fixed Account:

You may not make a transfer out of The Fixed Account to a money market fund.

If you make a transfer out of The Fixed Account, for a period of 90 days following that transfer, you may not make transfers from any investment choice into a money market fund.

•	Transfers into a money market fund:

If you make a transfer into a money market fund, for a period of 90 days following that transfer, you may not make transfers out of The Fixed Account.

Limits on Frequent Trading and Market Timing Activity

This contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all contract owners and beneficiaries under the contract, including long-term contract owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of contract value among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this contract.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts of the separate account, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all contracts as a result of undetected abusive trading practices.

If we, or the investment adviser to any of the funds available with this contract, determine that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will not allow the contract owner to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our web-site, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.

The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading or market timing policies established by the fund.

Contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all contracts owned by a contract owner whose trading activity under one variable contract has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from a contract owner or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a contract year; and

•	require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all contract owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all contract owners.

Transfers During the Income Phase

You may make 6 transfers between the funds each calendar year without incurring a fee. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the contract.

You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a contract year. The minimum amount which you can transfer is $500 or your entire interest in the fund, if less. After a transfer, the minimum amount which must remain in a fund is $500 unless you have transferred the entire value.

Transfer Programs

For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.

Overview.  We currently offer the following transfer programs:

1)	Dollar Cost Averaging Program;

2)	Automatic Rebalancing Program; and

3)	Interest Sweep Option.

•	These programs are only available during the accumulation phase of your contract.

•	You may only participate in one of these programs at any one time.

•	Transfers made through a transfer program are not subject to transfer fees and do not count towards any free transfers you may be permitted each year.

•	We do not charge you for participation in these programs, though we reserve the right to charge for the programs in the future.

Dollar Cost Averaging Program.  This program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.

Your Dollar Cost Averaging Program will terminate:

•	if you withdraw the total contract value;

•	upon payment of the death benefit;

•	if the last transfer you selected has been made;

•	if there is insufficient contract value to make the transfer; or

•	if we receive from you a written request or request over the telephone to terminate the program at our Service Center at least 5 business days prior to the next transfer date.

Automatic Rebalancing Program.  Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your contract value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Contract value allocated to the fixed account cannot participate in the Automatic Rebalancing Program.

This program will terminate:

•	if you withdraw the total contract value;

•	upon payment of the death benefit;

•	if you request that we end the program (in writing or by telephone); or

•	if we receive any unscheduled transfer request.

Interest Sweep Option.  Under this program, we will automatically transfer earnings from your contract value in the fixed account to any one fund or combination of funds that you select. By allocating these earnings to the funds, you can pursue further growth in the value of your contract through more aggressive investments. However, the Interest Sweep Option does not assure a profit and does not protect against loss in declining markets.

This program will terminate:

•	if, as the result of a withdrawal, you no longer have contract value in the non-loaned portion of the fixed account;

•	if, at time of transfer, no interest is available for transfer (for example, if the interest earned is required to cover contract related charges or has been part of a partial withdrawal);

•	upon payment of the death benefit; or

•	if we receive your written request or request over the telephone to terminate the program at least 5 business days prior to the next scheduled transfer date.

Withdrawals

Your ability to take a withdrawal may be restricted by certain provisions of the Internal Revenue Code. Furthermore, if your contract is issued under an ERISA plan, your ability to take a withdrawal may be restricted by your plan documents. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

During the accumulation phase you may make either partial or total withdrawals of your contract value.

When a partial withdrawal is made from a contract, we reflect the withdrawal as a reduction to the value of the contract’s death benefit. We describe this reduction in the “Death Benefit” section. If we reflect the reduction as a percentage of contract value withdrawn, the reduction will be greater when the value of your contract investment choices is lower due to market performance or other variables. After you withdraw your full contract value, the contract does not provide a death benefit.

We will take any partial withdrawal proportionally from your contract value in the funds and the non-loaned portion of the fixed account. When making a partial withdrawal, you must withdraw at least $100 or the entire value in a fund or the non-loaned portion of the fixed account, if less. We require that after you make a partial withdrawal you keep at least $600 in your contract unless your withdrawal is a minimum required distribution. We have reserved the right to treat a request for a partial withdrawal that would result in contract value of less than $600 as a request for a total withdrawal of contract value. Partial withdrawals are subject to a contingent deferred sales charge.

When you make a total withdrawal you will receive the value of your contract:

•	less any applicable contingent deferred sales charge;

•	less any applicable premium tax;

•	less the amount attributable to any outstanding loan, if any; and

•	less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank.

Requests in Writing.  To request a withdrawal in writing, submit to our Service Center, our fully completed partial surrender or surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests by Telephone.  You may request certain partial and full withdrawals by telephone. Contact our Service Center for details.

Withdrawal Effective Date.  For written requests, your withdrawal is effective on the business day we receive, at our Service Center, our partial surrender or surrender form, fully completed, and, if applicable, a “letter of acceptance.” If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For telephone requests, your withdrawal is effective on the business day we receive your call. For calls received after the close of the business day, your withdrawal will be effective on the next business day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within 7 days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”

Partial Withdrawals Used to Pay Investment Advisory Fees.  Some contract owners have their assets managed by one or more investment advisers. The investment advisers may assess a fee for their services. Their fees are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisers to take one or more partial withdrawals from the contract in order to collect advisory or investment management fees. Withdrawals taken from this contract to pay such fees may be subject to a contingent deferred sales charge, income tax and/or tax penalties. We encourage you to determine whether engaging in this activity is appropriate for you.

Systematic Withdrawal Program.  For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.

The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your contract value. We do not charge you for participation in the SWP, but we reserve the right to charge in the future. We will take any withdrawal under this program proportionally from your contract value in your selected investment choices.

Your SWP will end:

•	if you withdraw your total contract value;

•	if the next systematic withdrawal will lower your contract value below the minimum contract value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;

•	if we receive, in good order, a notification of the owner’s death;

•	if we process the last withdrawal you selected;

•	if your value in a selected fund or the fixed account is insufficient to complete the withdrawal;

•	if you begin receiving annuity payments; or

•	if you give us a written request or request over the telephone to terminate your program. We must receive your request at least 5 business days before the next withdrawal date.

Right to Take Loans

In some states, if your contract is a tax-sheltered annuity, you may be able to take a loan under your contract. However, if the contract is a governmental 457(b) deferred compensation contract or an individual retirement annuity, you may not take a loan under the contract. Any permissible loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan you can take, and there is a required loan repayment schedule. If you default and do not correct the default within the applicable grace period, the entire outstanding loan balance will be considered a taxable distribution, and we will do appropriate tax reporting. We reserve the right to deduct from your contract value unrestricted amounts (as defined by the Internal Revenue Code and applicable regulations) to repay an unpaid loan payment on the 89th day of the 90 day grace period (the 89th day after its due date) so as to avoid having the total existing loan balance determined to be in default.

If you own a contract with an outstanding loan and are taking an eligible distribution of your entire contract value, we will deduct any outstanding contract debt from the amount you withdraw. If you make a partial withdrawal, the contract value remaining after the withdrawal must not be less than:

•	the amount of any loan outstanding; plus

•	interest on the loan for 12 months based on the loan interest rate then in effect; plus

•	any contingent deferred sales charge that would apply to such an amount otherwise withdrawn.

As long as your loan is outstanding, a portion of your contract value equal to the loan amount is held in the loaned portion of the fixed account. We will deduct your requested loan amount from your investment choice(s) in proportion to the non-loaned value of each on the date of your loan request. Upon repayment of the loan, we will transfer value equal to the repayment from the loaned portion of the fixed account to your investment choice(s) based upon your current purchase payment allocation.

Amounts held in the fixed account equal to the amount of any outstanding loan are not available for withdrawal or transfer. If you do not repay the loan, we will deduct the loan amount from your withdrawal or death benefit.

You may not begin receiving annuity payments if you have an outstanding loan balance.

The maximum number of loans we permit you to take at any one time is three. However, you may not take more than two loans in any calendar year.

Currently, we do not deduct a charge from your contract if you take a loan under your contract. However, we reserve the right to deduct a charge not to exceed $35 from your contract value as a loan origination fee should it become necessary for us to seek reimbursement for expenses related to the administration of contract loans.

Expenses

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk charge and 2) the administrative charge.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.03% of the daily value of the assets invested in each fund, after fund expenses are deducted. This charge is for:

•

the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

We may increase the mortality and expense risk charge, but it will not exceed 1.25%.

If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If this is the case, we may raise the mortality and expense risk charge in order to restore profitability. In no case will we raise the charge above the guaranteed amount. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We can increase this charge, but the charge will never exceed 0.25%.

Annual Contract Maintenance Charge

Currently, we do not deduct an annual contract maintenance charge from your contract. However, we reserve the right to deduct an amount not to exceed $60 from your contract at the end of each contract year as an annual maintenance contract charge should it become necessary for us to seek reimbursement for expenses relating to the issuance and maintenance of the contract.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on the amount you withdraw that exceeds the free withdrawal amount and the amount you apply to an annuity option. We use this charge to cover certain expenses relating to the sale of the contract.

If you withdraw:

•	from more than one investment choice, we will deduct the contingent deferred sales charge proportionately from the amounts remaining in the investment choice(s) you selected.

•	the total value from an investment choice, we will deduct the contingent deferred sales charge proportionately from amounts remaining in the investment choices that still have value.

•	your entire contract value, we will deduct the contingent deferred sales charge from the contract value. You will receive a check for the net amount.

The amount of the charge depends on the amount you withdraw or apply to an annuity option and the length of time between when we issued your contract and when you make a withdrawal or apply your contract value to an annuity option. The contingent deferred sales charge is assessed as follows:

Contract Year of Withdrawal or Annuity Date	Charge

1st Year	8%
2nd Year	8%
3rd Year	7%
4th Year	6%
5th Year	5%
6th Year	4%
7th Year	3%
8th Year	2%
9th Year	1%
10th Year and thereafter	0%

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances:

•	Upon payment of the death benefit.

•	Upon payment of a minimum required distribution attributable to this contract that exceeds the free withdrawal amount.

•

If you redeem “excess contributions” from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including individual retirement annuities. We look to the Internal Revenue Code for the definition and description of excess contributions.

•	When you apply your contract value to an annuity option (except as described under Annuity Option E and F).

•	If contract value has been applied to an annuity option providing guaranteed payments and upon the annuitant’s death there are remaining guaranteed payments withdrawn by the beneficiary.

•

When the contract is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. A reduced contingent deferred sales charge schedule may apply under this contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for this contract. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•	If you are 59 1/2 or older, and you apply your entire contract value:

–	to purchase a single premium immediate life annuity issued by us or one of our affiliates; or

–	to purchase a single premium immediate annuity certain, with payments guaranteed for 10 years or more, issued by us or one of our affiliates.

Free Withdrawals

In your first contract year, you may withdraw up to 10% of your contract value as of the beginning of the contract year reduced by any free withdrawal amount previously taken during the contract year. Beginning in your second contract year, you may withdraw up to 10% of your contract value as of the end of the previous contract year reduced by any free withdrawal amount previously taken during the contract year. You may take the 10% in multiple withdrawals each year.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your contract value for them. Some of these taxes are due when your contract is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

Currently, you can make an unlimited number of transfers every calendar year during the accumulation phase without charge. During the income phase, we allow 6 transfers and they currently are not subject to a transfer fee. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the contract.

Income Taxes

We will deduct from the contract any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

The Separate Account purchases shares of the funds at net asset value. The net asset value of each fund reflects investment management fees and other expenses already deducted from the assets of the fund. In addition, one or more of the funds available as an investment choice may pay a distribution fee out of the fund’s assets to us called a “12b-1” fee. Any investment in one of the funds with a 12b-1 fee will increase the cost of your investment in this contract. Please refer to the fund prospectuses for more information regarding these expenses.

The Income Phase

Overview.  If you want to receive regular income from your annuity, you can elect to apply your contract value so that you can receive fixed and/or variable annuity payments under one of the annuity options described in this section. If you do not choose an annuity option, we will assume that you elected Option B with variable payments and 10 years of payments guaranteed. We may base annuity payments on the age and sex of the annuitant under all options except Annuity Option E. We may require proof of age and sex before annuity payments begin.

If your contract value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100, we reserve the right to change the payment basis to equivalent less frequent payments.

Annuity Payment Start Date.  You can choose the month and year in which annuity payments begin. We call that date the annuity date. According to your contract, your annuity date cannot be earlier than 5 years after you buy the contract. However, we currently allow you to select an annuity date that is at least 30 days after you purchase your contract. You may choose your annuity date when you purchase your contract. You can change it at any time before the annuity date provided you give us 30 days written notice.

Annuity payments must begin by the earlier of:

1)	the 90th birthday of the annuitant; or

2)	the latest date permitted under state law.

Upon written request we will defer the annuity date up to the 100th birthday.

Required Minimum Distributions for Tax-Qualified Contracts.  In order to avoid adverse tax consequences, you should begin to take distributions from your contract no later than the beginning date required by the Internal Revenue Service. These distributions can be withdrawals or annuity payments. The distributions should be at least equal to the minimum amount required by the Internal Revenue Service or paid through an annuity option that complies with the required minimum distribution rules of Internal Revenue Code Section 401(a)(9). If your contract is an individual retirement annuity, the required beginning date should be no later than April 1 of the year after you reach age 70 1/2. For qualified plans and tax-sheltered annuities, that date is no later than April 1 of the year following the later of: the year you reach age 70 1/2 or the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.

Investment Options and Annuity Payments.  At the annuity date, you have the same fund choices that you had in the accumulation phase and you can choose whether payments will be fixed, variable, or a combination of both. If you do not tell us otherwise, we will base your annuity payments on the investment allocations that are in place on the annuity date. Therefore, any amounts in the funds will be applied to a variable payout and any amounts in the fixed account will be applied to a fixed payout.

Fixed Annuity Payments.  If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following:

•	the value of your contract on the annuity date;

•	the annuity option you elect;

•	the age and sex of the annuitant or joint annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your contract;

•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E or F only); and

•	the deduction of premium taxes, if applicable.

In most states, if the single premium immediate annuity rates offered by MassMutual on the annuity date are more favorable than the minimum guaranteed rates listed in your contract, those rates will be used.

Variable Annuity Payments.  If you choose variable payments, the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following:

•	the value of your contract on the annuity date;

•	the annuity option you elect;

•	the age and sex of the annuitant or joint annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your contract;

•	an assumed investment rate (AIR) of 4% per year;

•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E or F only); and

•	the deduction of premium taxes, if applicable.

Future variable payments will depend on the performance of the funds you selected. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.

Annuity Unit Values.  In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change. However, the value of your annuity units will change to reflect the investment performance of the funds you selected. The Statement of Additional Information contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options.  The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After annuity payments begin, you cannot change the annuity option, the frequency of annuity payments, or make withdrawals, except as described under Annuity Option E or F.

Limitation on Payment Options.  If your contract is issued under an ERISA plan, the annuity options available to you may be restricted. If you are married when your contract enters the income phase, you will generally receive a variable annuity payment under Annuity Option D, unless you receive the consent of your spouse to elect another annuity option. If you are not married when your contract enters the income phase, you will receive a variable annuity payment under Annuity Option B with payments guaranteed for ten years, unless you elect another annuity option.

Annuity Options

We may consent to other plans of payment in addition to those listed, including a Joint and Last Survivor Annuity with Period Certain.

Lifetime Contingent Options
Annuity Option A – Life Income (variable and/or fixed payments)	Number of Annuitants: one Length of Payment Period: For as long as the annuitant lives. Annuity Payments After Death: None. All payments end upon the annuitant’s death.
Annuity Option B – Life Income with Period Certain (variable and/or fixed payments)

Number of Annuitants:  one

Length of Payment Period:  For a guaranteed period of either 5, 10 or 20 years or as long as the annuitant lives, whichever is longer.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments.

Annuity Option C – Joint and Last Survivor Annuity (variable and/or fixed payments)

Number of Annuitants:  two

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  100% of the payment will continue to the surviving annuitant. No payments will continue after the death of both annuitants.

Annuity Option D – Joint and 2/3 Survivor Annuity (variable and/or fixed payments)

Number of Annuitants:  two

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  Two-thirds of the payment will continue to the surviving annuitant. No payments will continue after the death of both annuitants.

Non-Lifetime Contingent Options
Annuity Option E – Period Certain Annuity (variable and/or fixed payments)

Number of Annuitants:  one

Length of Payment Period:  For a specified period no less than five years and no greater than 30 years.

Withdrawal Option/Switch Annuity Option:  If, after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.

Contingent Deferred Sales Charge:  In most states, we will deduct a contingent deferred sales charge if you apply all or a part of your contract value to this option and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.

Non-Lifetime Contingent Options
Annuity Option F – Special Income Settlement Agreement (variable and/or fixed payments)

Number of Annuitants:  Determined in accordance with terms agreed upon in writing by both you and us.

Length of Payment Period:  Determined in accordance with terms agreed upon in writing by both you and us.

Withdrawal Option/Switch Annuity Option:  If we agree to pay you a variable annuity payment for a specified period of time under this annuity option, and after you begin receiving payments, you would like to receive all or part of the commuted value of the payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.

Contingent Deferred Sales Charge:  In most states, we will deduct a contingent deferred sales charge if you apply all or a part of your contract value to this option and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.

Death Benefit

Death Of Contract Owner During the Accumulation Phase.  If you die during the accumulation phase, we will pay a death benefit to your primary beneficiary. We will treat any other beneficiary designation on record at the time of death as a contingent beneficiary unless you have changed it in writing.

Your beneficiary may request that the death benefit be paid under one of the death benefit options.

Death Benefit Amount During the Accumulation Phase.  The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method at our Service Center. Before the date you (or the annuitant, if the owner is a non-natural person) reach age 80, the death benefit during the accumulation phase will be the greater of:

1)	your contract value, less the amount attributable to any outstanding loan; or

2)	your purchase payments, adjusted for any withdrawals, less the amount attributable to any outstanding loan, and less any applicable charges.

For contracts issued before October 1, 2003 or in states where the post October 1, 2003 contract was still subject to state approval and implementation the words “adjusted for any withdrawals” are replaced with the words “less any withdrawals.” See “Death Benefit – Adjusted for Any Withdrawals or Less Any Withdrawals.”

After you (or the annuitant, if the owner is a non-natural person) reach age 80, the death benefit during the accumulation phase is your contract value, less the amount attributable to any outstanding loan, as of the business day we receive proof of death at our Service Center and election by the beneficiary to receive the death benefit payment under one of the death benefit options provided by the contract.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Adjusted for Any Withdrawals or Less Any Withdrawals.  In this prospectus we describe the formulas we use to determine death benefit amounts. In some formulas we use the language “adjusted for any withdrawals” and in other formulas we use the language “less any withdrawals.” These phrases have different meanings.

Adjusted for Any Withdrawals.  If you take a withdrawal, we adjust your death benefit by using the percentage of contract value withdrawn to lower the death benefit by the same percentage. We use the phrase “adjusted for any withdrawals” to describe this treatment of withdrawals within our formulas. Because this adjustment uses the percent of contract value withdrawn, the reduction will be greater when the value of your contract investment choices is lower due to market performance or other variables.

Less Any Withdrawals.  If you take a withdrawal, we lower your death benefit by subtracting the dollar amount of the withdrawal. We use the phrase “less any withdrawals” to describe this treatment of withdrawals within our formulas.

Death Benefit Options During the Accumulation Phase.  The availability of certain death benefit options may be limited in order to comply with the required minimum distribution rules.

A beneficiary must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase.

Option 1 – lump sum payment of the death benefit; or

Option 2 – the payment of the entire death benefit within 5 years of the date of death; or

Option 3 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death.

Options for a Spouse Who is the Sole Primary Beneficiary.  In addition to options 1, 2 and 3 above, a spouse who is the sole primary beneficiary has the following options, based on contract type:

Tax-Sheltered Annuity.  If your contract is a tax-sheltered annuity and your spouse is the sole primary beneficiary, then the surviving spouse may elect to roll-over a lump sum payment of the death benefit into an eligible retirement plan. If the owner was under 70 at the time of death, the spouse may be able to defer the timing of any required distributions under the contract. You should consult your own tax adviser about your own circumstances.

Individual Retirement Annuity.  If your contract is an individual retirement annuity and your spouse is the sole primary beneficiary, then the surviving spouse may elect to continue the contract as an IRA in his or her own name at the death benefit amount payable and exercise all of the contract owner’s rights under the contract. The then current contract value may be less than the death benefit. If at the time the owner purchased the contract the surviving spouse was over the maximum contract issue age, then the contract cannot be continued. An election to continue the contract can only be made once while the contract is in effect.

Lump Sum Payment.  If a lump sum payment is requested, we will pay the amount within 7 calendar days after we receive proof of death and election of the payment method at our Service Center unless we are required to suspend or delay payment. Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by us of proof of death.

Benefit Management Account.  For lump sum payments of at least $10,000, your beneficiary may elect to receive the death benefit by establishing an interest-bearing draft account called the Benefit Management Account (BMA). We periodically set the interest rate we credit to the BMA. That rate will not be less than the minimum guaranteed interest rate provided under the account. We will send a draftbook to the beneficiary who will have access to all the monies in the account, including interest, by writing a draft for all or part of the proceeds. Our drafts are similar to checks; however, they are not eligible for electronic processing at some retailers. The minimum draft amount is $250. If the account balance falls below $1,000, the BMA will be closed automatically and a check for the remaining balance, including interest, will be sent to the beneficiary. The beneficiary may close the BMA at any time. No deposits may be paid into the BMA. The BMA is part of our general account and is subject to the claims of our creditors. The BMA is not a bank account or bank deposit and is not insured by the Federal Deposit Insurance Corporation. We may make a profit on amounts left in the BMA. If the contract has been assigned, the BMA is not available for the assignee’s portion of the death benefit. The BMA may not be available in all states. We reserve the right to make changes in the terms and conditions of the BMA. Election of the BMA shall be treated as an election of a lump sum for tax reporting purposes under Internal Revenue Code Section 72(s).

Beneficiary IRA Election.  Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, a beneficiary(ies) may generally establish a Beneficiary IRA by either purchasing a new annuity contract or in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA or other qualified contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax.

Eligibility Requirements/Restrictions:

If a beneficiary (ies) elects to establish a Beneficiary IRA after the death of the contract owner, the following rules apply:

•

Only certain annuity contracts issued by us or our subsidiary companies can be used to establish a Beneficiary IRA. Additionally, the Beneficiary IRA must satisfy a certain minimum size. Please consult your registered representative for further information.

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For existing annuity contracts with single beneficiaries issued by us or one of our affiliates, the beneficiary will have the option of electing a Beneficiary IRA payout option under the current contract or establishing a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates. Should the beneficiary decide to elect the Beneficiary IRA payout option under the current contract, any withdrawals in excess of the RMD will not be subject to a contingent deferred sales charge. Should the beneficiary decide to establish a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates, any withdrawals under that contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•

For existing annuity contracts with multiple beneficiaries issued by us or one of our affiliates, a beneficiary wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates, must purchase a new annuity contract. Any withdrawals under that contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•

If the existing contract was issued by a company other than us or one of our affiliates, those beneficiaries wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract. Any withdrawals under that contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

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The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).

•	Joint ownership of a Beneficiary IRA is not allowed.

•	The annuity contract will be titled in the beneficiary’s name as beneficiary for the deceased contract owner.

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Required Minimum Distributions (RMDs) must begin by December 31st of the year following the year of the date of the contract owner’s death and will only be allowed on a quarterly or annual basis. The RMD amount will be calculated based on the beneficiary’s life expectancy and will be withdrawn on a proportional basis from all investment accounts in which funds are invested. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required. Any other distributions taken during the current year will be subject to applicable contingent deferred sales charges as defined in the contract.

•

The contract value at time of issue will be equal to either the death benefit that would have been payable to the beneficiary if a lump sum distribution had been elected, or the contract value of an existing Beneficiary IRA that is being transferred to a new MassMutual annuity.

•	Additional contributions cannot be applied to the Beneficiary IRA.

•	All distributions from this contract will be paid to the owner/annuitant.

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Upon the death of the annuitant of the Beneficiary IRA, a death benefit, under the terms of the contract, will be paid to the succeeding beneficiary in a lump sum or over the annuitant’s remaining life expectancy as determined by the applicable IRS table.

•

If a Beneficiary IRA is established with a new annuity contract or as a payout option under the current contract, the following optional features, generally available under certain contracts, are unavailable: MassMutual Lifetime Income Protector, the Guaranteed Minimum Accumulation Benefit, the Guaranteed Minimum Withdrawal Benefit, the Basic Guaranteed Minimum Income Benefit (Basic GMIB) and the Guaranteed Minimum Income Benefits called MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

Previously, the GMIB 5 and GMIB 6 were available if a Beneficiary IRA was established with a new annuity contract that offered the GMIB 5 and GMIB 6. If a Beneficiary IRA was established with a new annuity contract and the GMIB 5 or GMIB 6 was elected, the owner of that contract should understand how withdrawals in the contract may affect the feature benefits. For example, RMDs that exceed the current contract year interest earned on the GMIB value will reduce the GMIB value on a pro-rata basis. If a beneficiary established a Beneficiary IRA with a GMIB 5 or GMIB 6, the IRS may take the position that the inclusion of these benefits will not allow the contract to meet the RMD rules in certain instances without a complete surrender of the contract. Even if the RMD rules could be met, the value of either the GMIB 5 or GMIB 6 may be adversely impacted or eliminated if the beneficiary is required to commence RMDs prior to the time the GMIB 5 or GMIB 6 benefit could be exercised.

•	Additional rules may apply. Please consult your registered representative for further information.

•	We have the right to modify, suspend or terminate the Beneficiary IRA program at any time without prior notification.

Beneficiaries should consult a qualified tax advisor for advice prior to establishing a Beneficiary IRA.

Death of Contract Owner During the Income Phase.  If you die during the income phase, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death.

Death of Annuitant During the Accumulation Phase or the Income Phase.  If the owner is a non-natural entity, and the annuitant dies, we will treat the death of the annuitant as the death of the contract owner. If the annuitant dies during the income phase, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of the annuitant’s death.

Taxes

We have prepared the following information on federal taxes as a general discussion of the subject. This information is not written or intended as specific tax advice and may not be relied on for purposes of avoiding any federal tax penalties. You should consult a tax adviser about your own circumstances.

Taxation of the Company.  C.M. Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (Code). For federal income tax purposes, the separate account is not a separate entity from C.M. Life, and its operations form a part of C.M. Life.

Annuities in General.  Annuity contracts are a means of both setting aside money for future needs – usually retirement – and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the Code for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification.  Code Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets.  For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts of the separate account to another but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The Internal Revenue Service (IRS) has provided some recent guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if the variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Qualified Contracts.  If you purchase the contract under a tax-qualified retirement plan, specially sponsored program, or an individual retirement annuity (IRA), your contract is referred to as a qualified contract. Examples of tax-qualified plans include tax-sheltered annuities, IRAs, Roth IRAs, and corporate pension and profit sharing plans which include 401(k) plans and H.R. 10 plans. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Qualified Contracts.  If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified plan.

Code Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from tax-qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit Sharing Plans), 403 (Tax-Sheltered Annuities), 408 (IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

1)	distributions made on or after you reach age 59 1/2;

2)	distributions made after your death;

3)	distributions made that are attributable to the employee being disabled as defined in the Code;

4)	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);

5)	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

6)	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

7)	distributions made on account of an IRS levy made on a tax-qualified retirement plan or IRA;

8)	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

9)	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

10)	certain qualified reservist distributions;

11)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

12)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date there is i) any addition to the account balance other than gains or losses, ii) any nontaxable transfer of a portion of the account balance to another retirement plan, or iii) a rollover by the taxpayer of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.  Recently issued IRS regulations make significant changes to the requirements that must be met in order for a tax-sheltered annuity (TSA) plan to qualify under Code Section 403(b). Effective January 1, 2009, all TSA plans must have a written plan document which specifies the requirements that each contract must meet in order to be qualified under the plan. In addition, the document must provide a list of the providers and contracts that are permitted to be purchased by TSA plan participants under the plan. TSA plan participants should be aware that if a TSA plan removes the provider or specific contract type that the TSA plan participant owns from its approved list, the TSA plan participant may be restricted from making further salary reduction contributions into that contract. TSA plans also have the right to restrict the ability to take loans and hardship withdrawals from a TSA contract. Because a plan participant may own more than one TSA contract, before we process a transaction we may require the TSA plan to approve the transaction to ensure that rules regarding loans, hardships and distribution restrictions are met. TSA plan participants should contact their individual TSA plan to determine the specific rules that apply to them.

The IRS regulations also make significant changes to Revenue Ruling 90-24 exchanges or transfers. Under the regulations an exchange may only be done when the TSA plan allows TSA exchanges under its plan and the provider of the new TSA contract agrees to share information with the TSA plan to ensure that the requirements of the TSA plan are met. Given this restriction, before a TSA exchange is processed, the TSA plan is required to approve the transaction or provide a list of vendors for which it has an information sharing agreement (ISA). Additionally, because most of the regulations were not effective until 2009, there was great uncertainty about their application to contract exchanges that took place between September 24, 2007 and January 1, 2009. Because of this uncertainty, it is possible that an exchange that took place prior to January 1, 2009 caused a TSA plan participant to incur taxation on the value of the contract. However, it is also possible that such an exchange did not have adverse tax consequences. If a TSA plan participant exchanged a contract to a TSA contract with a provider that does not have an ISA with the TSA plan, the participant had until July 1, 2009 to avoid adverse tax consequences by exchanging the contract for a TSA contract with which the TSA plan does have an ISA.

The Code limits the withdrawal of purchase payments made by TSA plan participants through salary reductions from certain TSAs. Withdrawals of salary reduction amounts and their earnings can be made when a TSA plan participant:

1)	reaches age 59 1/2;

2)	has a severance from employment;

3)	dies;

4)	becomes disabled, as that term is defined in the Code; or

5)	the TSA plan terminates (starting 1/1/2009).

In the case of hardship, the TSA plan participant can only withdraw the purchase payments and not any earnings. The TSA plan participant is required to suspend salary reduction contributions to any other TSA contract for a six-month period following the date of hardship distribution.

TSA contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these restrictions. Additionally, return of excess contributions or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.

TSA contracts issued January 1, 2009 and after are subject to distribution restrictions on employer contributions. These restrictions are determined by the TSA plan and can be based on criteria such as completing years of service or attaining a stated age.

Withdrawal Restrictions – Texas Optional Retirement Program.  No withdrawals may be made in connection with a contract issued pursuant to the Texas Optional Retirement Program for faculty members of Texas public institutions of higher learning before you:

•	terminate employment in all such institutions and repay employer contributions if termination occurs during the first twelve months of employment;

•	retire;

•	die; or

•	attain age 70 1/2.

Withdrawal Restrictions – Governmental 457(b) Deferred Compensation Contract.  Amounts may not be paid to a participant of a governmental 457(b) deferred compensation plan prior to the participant’s:

•	attainment of age 70 1/2;

•	severance from employment;

•	incurring an unforeseeable emergency; or

•	compliance with a qualified domestic relations order (QDRO).

In certain circumstances, amounts may also be distributed upon termination of the deferred compensation plan or if the contract contains $5,000 or less, as provided by the plan.

Governmental 457(b) deferred compensation plans are subject to the required minimum distribution rules of Code Section 401(a)(9). The sections of this prospectus and the statement of additional information related to qualified contracts contain more detailed information regarding these rules.

Required Distributions.  For non-qualified contracts, the Code provides that a contract will not be treated as an annuity for federal tax purposes unless it contains specific distribution provisions to apply upon the contract owner’s death. Generally the rules provide that if the owner dies after payments have begun, the remaining interest in the contract will be distributed at least as rapidly as the method in effect at the owner’s death. If the owner dies before payments have begun, the remaining interest will be distributed within 5 years or over the life of the designated beneficiary. We will administer the contract in order to comply with these rules.

For qualified contracts, distributions generally must begin no later than April 1st of the calendar year following the later of a) the year in which you attain age 70 1/2 or b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death. If your death occurs before your required beginning date, the remaining interest must be distributed within 5 years or over the life or life expectancy of the designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under Code Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or tax-qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

Income Tax Reporting and Withholding.  Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to a) a series of substantially equal payments made at least annually for i) the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary, or ii) for a specified period of 10 years or more, or b) distributions which are required minimum distributions. You should consult a tax adviser regarding withholding requirements.

Non-Resident Aliens.  Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN, providing us with 1) proof of residency (in accordance with IRS requirements), and 2) a U.S. individual taxpayer identification number. If the non-resident alien does not meet the above conditions, we will withhold 30% of the income from the distribution.

Same-Sex Marriage.  Certain states treat individuals in a same-sex marriage, civil union or domestic partnership as spouses for purposes of state law. However, current federal income tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, certain transactions such as a change of ownership or continuation of the contract after death will be reported as taxable if the individuals involved in the transaction are of the same sex, despite their treatment as spouses under state law. You should consult a tax adviser to determine proper federal and state tax treatment of any of the transactions described above.

State versus Federal Tax.  On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA). Some of EGTRRA’s provisions include increased contribution limits for tax-qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements should consult a tax adviser to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Other Information

Terminal Illness Benefit

In most states, you may elect a Terminal Illness Benefit. We will require proof that you are terminally ill and not expected to live more than 12 months. This proof will include certification by a licensed medical practitioner performing within the scope of his/her license. You may not be the licensed medical practitioner, nor can the medical practitioner be your parent, spouse or child.

We will determine the amount of payment when we receive your written request. Prior to the date you (or the annuitant, if the owner is a non-natural person) reach age 80, the Terminal Illness Benefit is the greater of:

1)	your purchase payments, less any withdrawals, the amount attributable to any outstanding loan, and any applicable charges; or

2)	your contract value, less the amount attributable to any outstanding loan.

After you (or the annuitant, if the owner is a non-natural person) reach age 80, the Terminal Illness Benefit will be your contract value, less any outstanding loan amount.

We will not apply a contingent deferred sales charge with respect to any Terminal Illness Benefit. Payment of the Terminal Illness Benefit will terminate the contract.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Distribution

The contracts are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. MML Investors Services, LLC was formerly known as MML Investors Services, Inc. Pursuant to separate underwriting agreements with C.M. Life and the separate account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

Additional Compensation Paid to MMLIS.  Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips. Sales of this contract may help these registered representatives and their supervisors qualify for such benefits.

Additional Compensation Paid to Certain Broker-Dealers.  We and MML Distributors make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote this contract. Asset-based payments are based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the contract and each subsequent purchase payment applied to the contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. The total compensation paid for the sale of this contract, including commissions and cash payments, may range up to 8.0% of purchase payments made to a contract and/or 1.50% of contract value annually. For a list of the broker-dealers to whom we currently pay additional compensation for selling this contract, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the contract. Any such compensation will be paid by MML Distributors or us and will not result in any additional direct charge to you.

The additional compensation arrangements may provide a registered representative with an incentive to sell this contract over other available variable annuity contracts whose issuers do not provide such compensation or who provide lower levels of such compensation. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this contract. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a contract.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.

Electronic Transmission of Application Information

Upon agreement with a limited number of broker-dealers and in certain conditions, we will accept electronic data transmissions of application information. Contact our Service Center for more information.

Assignment

If your contract is issued as a 403(b) tax-sheltered annuity or an individual retirement annuity, you cannot assign the contract. If your contract is issued pursuant to a qualified plan other than an individual retirement annuity, there may be limitations on your ability to assign the contract. If you assign your contract, your rights may only be exercised with the consent of the assignee of record. In certain states, you cannot assign the contract without our approval. We will refuse or accept any request to assign this contract on a non-discriminatory basis. Please refer to your contract.

We must receive written notice of the assignment for any assignment we allow to be binding on us.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares, for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of contract owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract and while the annuitant is living, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Changes to the Contract

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the contract. We will notify you by written notice of such amendments.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

•	trading on the New York Stock Exchange is restricted; or

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from the fixed account or payment of loan proceeds from the fixed account for the period permitted by law but not for more than six months.

Termination of Contract

We will terminate your contract upon the occurrence of any of the following events: 1) the date of the last annuity payment; 2) the date payment is made of the entire contract value; 3) the date of the last payment upon death to the last beneficiary; or 4) the date your contract is returned under the right to examine contract provision.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Legal Proceedings

C.M. Life Insurance Company (C.M. Life) is involved in litigation (including class action lawsuits), arbitrations, and other legal proceedings. Some of these proceedings involve requests for substantial or unspecified compensatory and punitive damages. From time to time, C.M. Life is also subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. C.M. Life has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

While it is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action, C.M. Life does not believe any such action or proceeding will have a material adverse impact upon the separate account, the ability of the principal underwriters to perform their contracts with the separate account, or the ability of C.M. Life to meet its obligations under the contracts. However, the outcome of a particular proceeding may be material to C.M. Life’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of C.M. Life’s income for the period. For more information regarding C.M. Life’s litigation and other legal proceedings, see the notes to C.M. Life’s financial statements contained within the Statement of Additional Information.

Financial Statements

We have included our company statutory financial statements and those of the separate account in the Statement of Additional Information.

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The Table of Contents of this statement is as follows:

1)	Company

2)	Custodian

3)	Assignment of Contract

4)	Distribution and Administration

5)	Purchase of Securities Being Offered

6)	Accumulation Units and Unit Value

7)	Transfers During the Income Phase

8)	Payment of Death Benefit

9)	Annuity Payments

10)	Federal Tax Matters

11)	Experts

12)	Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

To:	MassMutual Financial Group

Document Management Services – Annuities W360

P.O. Box 9067

Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual Artistry (AN6103SAI).

Name

Address

City	State	Zip

Telephone

[THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix A

Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted some of this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values

Sub-Account	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Value at Inception Date
Calvert Social Balanced	$ —	$ —	$ —	$ —	$ —	$ 9.65	$ 9.24	$ 8.64	$ 7.32	$ 8.44	$ 8.84	(a)
Fidelity VIP Contrafund	13.60	11.74	8.76	15.41	13.26	12.01	10.39	9.11	7.17	8.01	8.27	(a)
Fidelity VIP Growth Opportunities	—	—	—	—	—	8.02	7.45	7.04	5.50	7.12	7.64	(a)
ING Clarion Global Real Estate	10.79	9.41	7.14	10.12	12.24	—	—	—	—	—	10.00	(c)
Invesco V.I. Financial Services(k)	5.73	5.25	4.17	10.41	13.54	11.77	11.24	10.47	8.17	9.72	10.39	(a)
Invesco V.I. Global Health Care	10.74	10.32	8.18	11.59	10.49	10.08	9.44	8.88	7.03	9.41	9.52	(a)
Invesco V.I. Technology	3.17	2.64	1.70	3.10	2.91	2.66	2.64	2.55	1.78	3.38	4.26	(a)
Janus Aspen Balanced	—	—	—	—	—	10.70	10.03	9.35	8.29	8.97	9.14	(a)
MFS Investors Trust	—	—	—	—	—	8.73	8.23	7.48	6.20	7.93	8.52	(a)
MFS New Discovery	—	—	—	—	—	14.00	13.46	12.79	—	—	10.00	(b)
MML Aggressive Allocation	10.34	9.01	6.80	—	—	—	—	—	—	—	10.00	(e)
MML AllianceBernstein Small/Mid Cap Value	17.92	14.30	10.14	16.63	20.61	17.40	16.18	13.23	—	—	10.00	(b)
MML American Century Mid Cap Value	21.10	17.78	13.81	18.50	19.17	16.60	15.99	14.15	11.10	12.86	12.29	(a)
MML American Funds Core Allocation	13.13	12.17	—	—	—	—	—	—	—	—	10.00	(f)
MML American Funds Growth	15.05	12.89	—	—	—	—	—	—	—	—	10.00	(f)
MML American Funds International	14.34	13.58	—	—	—	—	—	—	—	—	10.00	(f)
MML Babson Blend	12.05	10.84	9.10	11.91	11.38	10.30	9.96	9.27	7.91	9.04	9.22	(a)
MML Babson Enhanced Index Core Equity	14.01	12.42	10.13	16.34	15.84	13.80	13.23	12.07	—	—	10.00	(b)
MML Babson High Yield	10.61	—	—	—	—	—	—	—	—	—	10.00	(j)
MML Babson Inflation-Protected and Income	12.69	12.05	10.97	11.61	10.93	10.95	10.90	10.38	—	—	10.00	(b)
MML Babson Managed Bond (Initial Class)	16.47	15.58	14.31	14.14	13.36	12.98	12.83	12.43	11.91	11.12	10.74	(a)
MML Babson Short-Duration Bond	10.20	—	—	—	—	—	—	—	—	—	10.00	(j)
MML Balanced Allocation	10.62	9.53	7.81	—	—	—	—	—	—	—	10.00	(e)
MML Baring China (Service Class 1)	15.28	14.80	—	—	—	—	—	—	—	—	10.00	(f)
MML Baring Strategic Emerging Markets (Service Class 1)	17.32	15.01	—	—	—	—	—	—	—	—	10.00	(f)
MML Capital Guardian Asset Allocation	13.30	11.95	10.33	15.00	15.01	13.41	12.43	11.61	—	—	10.00	(b)

Sub-Account	Dec. 31 , 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Value at Inception Date
MML Conservative Allocation	$10.89	$ 9.85	$ 8.22	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$10.00	(e)
MML Davis Large Cap Value	10.84	9.76	7.56	12.60	12.24	10.84	10.03	9.08	7.09	8.56	9.03	(a)
MML Emerging Growth	5.36	4.32	3.90	6.80	5.84	5.61	5.62	4.96	3.44	6.05	6.76	(a)
MML Equity Index	8.62	7.62	6.11	9.85	9.48	8.32	8.06	7.38	5.83	7.61	8.13	(a)
MML Growth & Income	12.62	11.46	9.08	15.34	15.58	14.32	13.69	12.55	—	—	10.00	(b)
MML Growth Allocation	10.43	9.18	7.17	—	—	—	—	—	—	—	10.00	(e)
MML Income & Growth	8.95	8.11	6.95	10.78	10.99	9.50	9.19	8.23	6.44	8.08	8.53	(a)
MML Legg Mason Concentrated Growth	6.21	5.51	3.90	9.82	8.63	8.25	7.39	6.33	5.31	6.37	7.08	(a)
MML MFS® Global	5.72	5.13	3.93	7.01	6.84	6.16	5.89	5.69	4.64	6.30	7.07	(a)
MML Moderate Allocation	10.61	9.46	7.61	—	—	—	—	—	—	—	10.00	(e)
MML Money Market	9.85	9.96	10.07	—	—	—	—	—	—	—	10.00	(e)
MML NASDAQ-100®	5.09	4.31	2.83	4.93	4.20	3.98	3.98	3.64	2.48	4.03	4.72	(a)
MML Oppenheimer Small Cap Equity(l)	14.28	11.71	8.68	14.21	14.56	13.33	13.52	11.75	9.06	10.40	10.51	(a)
MML Oppenheimer Small Company Opportunities(g)	—	9.99	10.98	18.39	20.03	17.55	16.01	13.63	—	—	10.00	(b)
MML Oppenheimer/Loomis Sayles Equity	10.26	9.05	7.01	12.14	11.81	10.12	9.93	8.68	6.89	8.66	9.38	(a)
MML Rainier Large Cap Growth	6.73	5.73	4.40	7.53	6.71	6.47	6.20	6.07	4.63	6.71	7.41	(a)
MML Small Cap Index	14.94	12.04	9.76	14.39	14.64	12.86	12.48	10.73	7.41	9.44	9.89	(a)
MML T. Rowe Price Blue Chip Growth	14.91	12.99	9.23	16.24	14.58	13.48	12.87	11.99	—	—	10.00	(b)
MML T. Rowe Price Equity Income	15.20	13.38	10.82	17.05	16.73	14.22	13.85	12.20	—	—	10.00	(b)
MML T. Rowe Price Growth Equity(h)	—	3.75	3.44	6.07	5.89	5.84	5.69	5.49	4.52	6.33	7.07	(a)
MML T. Rowe Price Mid-Cap Growth	17.53	13.85	9.64	16.32	14.12	13.39	11.81	10.09	7.38	9.48	9.56	(a)
MML T. Rowe Price Small Company Value	15.37	12.90	—	—	—	—	—	—	—	—	10.00	(f)
MML Templeton Foreign	11.27	10.89	8.52	14.64	13.05	10.69	9.82	8.38	6.42	7.97	8.72	(a)
MML W&R/Wellington Small Cap Growth Equity	11.32	9.36	6.85	11.27	10.40	9.65	8.75	7.82	5.33	7.27	8.03	(a)
Oppenheimer Balanced(i)	10.08	9.03	7.50	13.42	13.09	11.91	11.60	10.66	8.64	9.75	10.11	(a)
Oppenheimer Capital Appreciation	7.77	7.19	5.03	9.35	8.29	7.77	7.48	7.08	5.47	7.57	8.28	(a)
Oppenheimer Global Securities	13.45	11.74	8.50	14.37	13.68	11.76	10.41	8.84	6.25	8.13	8.52	(a)
Oppenheimer Global Strategic Income	18.11	15.94	13.57	16.01	14.77	13.90	13.70	12.76	10.93	10.30	10.00	(a)
Oppenheimer High Income(i)	3.93	3.46	2.79	13.26	13.43	12.42	12.28	11.40	9.31	9.65	9.71	(a)
Oppenheimer International Growth	11.13	9.81	7.13	12.58	11.30	8.74	7.76	6.66	4.49	6.35	7.53	(a)
Oppenheimer Main Street	9.06	7.90	6.23	10.25	9.93	5.32	4.79	4.05	3.26	4.57	4.88	(a)
Oppenheimer Money(d)	11.32	11.45	11.55	11.37	10.96	10.59	10.42	10.44	10.48	10.45	10.37	(a)

Sub-Account	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Value at Inception Date
Oppenheimer Small- & Mid-Cap Growth	$4.73	$3.75	$2.86	$ 5.69	$ 5.41	$8.74	$8.34	$7.71	$6.16	$7.67	$ 8.08	(a)
Panorama Growth	9.05	7.93	6.21	10.20	9.85	8.69	8.26	7.66	6.11	7.63	8.03	(a)
Panorama Total Return	9.22	7.99	6.75	11.14	10.65	9.65	9.32	8.61	7.20	8.51	8.89	(a)
PIMCO CommodityRealReturn Strategy	10.93	8.90	6.36	11.46	9.42	—	—	—	—	—	10.00	(c)
Scudder VIT EAFE Equity Index	—	—	—	—	—	—	8.17	6.94	5.27	6.80	7.60	(a)

Accumulation Units Outstanding

Sub-Account	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Calvert Social Balanced(a)	—	—	—	—	—	253,858	210,859	156,206	93,275	21,119
Fidelity VIP Contrafund(a)	2,064,791	2,130,943	2,105,200	2,086,576	1,931,498	1,569,584	1,237,584	985,945	650,266	205,298
Fidelity VIP Growth Opportunities(a)	—	—	—	—	—	151,482	150,793	126,797	90,468	39,517
ING Clarion Global Real Estate(c)	77,711	66,532	64,769	59,184	45,035	—	—	—	—	—
Invesco V.I. Financial Services(a),(k)	93,005	99,678	87,308	68,947	67,525	69,001	68,772	61,367	48,859	20,874
Invesco V.I. Global Health Care(a)	236,033	255,598	277,493	276,740	276,063	263,649	262,115	244,026	182,984	85,074
Invesco V.I. Technology(a)	382,753	390,293	314,341	323,300	333,021	322,864	297,431	277,315	183,525	77,174
Janus Aspen Balanced(a)	—	—	—	—	—	807,083	787,864	804,392	709,418	239,049
MFS Investors Trust(a)	—	—	—	—	—	106,432	104,480	96,520	79,780	30,224
MFS New Discovery(b)	—	—	—	—	—	20,262	14,770	4,390	—	—
MML Aggressive Allocation(e)	524,855	319,136	166,422	—	—	—	—	—	—	—
MML AllianceBernstein Small/Mid Cap Value(b)	423,468	437,822	432,823	419,871	346,326	229,269	96,664	16,092	—	—
MML American Century Mid Cap Value(a)	993,332	1,076,116	1,183,528	1,304,534	1,265,686	1,230,298	1,146,708	1,011,949	844,017	352,679
MML American Funds Core Allocation(f)	115,156	43,140	—	—	—	—	—	—	—	—
MML American Funds Growth(f)	47,085	20,481	—	—	—	—	—	—	—	—
MML American Funds International(f)	37,322	14,499	—	—	—	—	—	—	—	—
MML Babson Blend(a)	1,923,619	2,135,626	2,357,731	2,642,771	2,963,747	2,387,250	2,495,247	2,480,341	2,338,571	1,158,677
MML Babson Enhanced Index Core Equity(b)	71,748	75,543	76,605	84,490	77,134	6,938	6,344	2,053	—	—
MML Babson High Yield(j)	4,226	—	—	—	—	—	—	—	—	—
MML Babson Inflation-Protected and Income(b)	630,668	585,985	539,530	508,854	455,958	343,359	184,561	48,191	—	—

Sub-Account	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
MML Babson Managed Bond (Initial Class)(a)	1,414,959	1,406,261	1,438,955	1,600,248	1,569,966	1,572,793	1,521,241	1,456,652	1,269,202	565,451
MML Babson Short-Duration Bond(j)	21,031	—	—	—	—	—	—	—	—	—
MML Balanced Allocation(e)	565,630	335,882	87,873	—	—	—	—	—	—	—
MML Baring China (Service Class 1)(f)	17,868	11,936	—	—	—	—	—	—	—	—
MML Baring Strategic Emerging Markets (Service Class 1)(f)	48,472	18,904	—	—	—	—	—	—	—	—
MML Capital Guardian Asset Allocation(b)	1,171,334	1,241,236	1,283,483	1,378,058	1,259,694	785,775	527,511	178,060	—	—
MML Conservative Allocation(e)	398,667	230,072	28,999	—	—	—	—	—	—	—
MML Davis Large Cap Value(a)	677,164	702,362	730,593	727,303	669,197	563,234	507,095	453,194	333,300	198,648
MML Emerging Growth(a)	194,044	183,858	187,616	174,541	149,450	112,267	98,397	74,362	37,469	11,391
MML Equity Index(a)	396,768	429,048	434,699	465,705	472,124	487,172	525,833	466,858	399,104	181,252
MML Growth & Income(b)	1,167,221	1,228,050	1,273,370	1,396,459	1,334,655	1,046,888	773,282	242,086	—	—
MML Growth Allocation(e)	1,240,331	849,101	432,830	—	—	—	—	—	—	—
MML Income & Growth(a)	808,272	867,507	964,303	1,085,128	1,099,409	1,132,946	1,124,691	1,021,261	850,456	384,039
MML Legg Mason Concentrated Growth(a)	631,626	674,196	655,938	601,097	544,453	494,998	425,312	414,343	318,979	145,420
MML MFS® Global(a)	318,814	337,767	353,630	346,561	350,622	340,248	342,342	352,760	305,371	147,493
MML Moderate Allocation(e)	1,379,617	933,543	273,696	—	—	—	—	—	—	—
MML Money Market(e)	401,720	325,073	217,992	—	—	—	—	—	—	—
MML NASDAQ-100®(a)	250,412	245,957	177,839	180,207	176,403	172,569	181,931	155,152	81,118	25,866
MML Oppenheimer Small Cap Equity(a),(l)	433,961	468,519	272,321	286,691	282,989	279,131	275,398	255,130	219,775	108,355
MML Oppenheimer Small Company Opportunities(b),(g)	—	—	198,025	189,977	150,112	96,973	54,802	21,473	—	—

Sub-Account	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
MML Oppenheimer/Loomis Sayles Equity(a)	1,840,025	1,998,737	2,257,035	2,521,911	2,675,866	2,935,240	2,964,337	2,950,362	2,764,769	1,372,688
MML Rainier Large Cap Growth(a)	737,790	774,684	836,021	872,057	853,065	788,722	732,864	596,347	465,490	214,069
MML Small Cap Index(a)	267,959	277,557	256,701	275,415	264,688	212,989	188,213	145,291	106,210	40,452
MML T. Rowe Price Blue Chip Growth(b)	314,731	300,054	216,986	189,241	157,255	113,006	63,932	26,254	—	—
MML T. Rowe Price Equity Income(b)	657,685	658,490	628,966	627,898	502,944	354,869	167,326	39,717	—	—
MML T. Rowe Price Growth Equity(a),(h)	—	—	123,107	133,461	155,775	172,168	158,789	124,425	108,631	64,086
MML T. Rowe Price Mid-Cap Growth(a)	1,126,208	1,214,453	1,264,923	1,288,041	1,233,197	1,201,160	1,168,293	990,303	756,590	248,527
MML T. Rowe Price Small Company Value(f)	15,049	3,721	—	—	—	—	—	—	—	—
MML Templeton Foreign(a)	560,769	572,896	589,190	587,031	487,574	398,999	294,193	231,071	165,018	60,189
MML W&R/Wellington Small Cap Growth Equity(a)	418,048	444,038	453,849	440,235	384,139	293,028	227,552	176,999	118,287	53,930
Oppenheimer Balanced(a),(i)	356,481	406,481	681,559	832,644	840,782	911,665	817,067	729,260	558,638	277,447
Oppenheimer Capital Appreciation(a)	2,205,687	2,388,640	2,554,790	2,640,069	2,611,179	2,474,116	2,322,311	1,945,418	1,554,583	719,398
Oppenheimer Global Securities(a)	3,104,622	3,395,950	3,679,452	3,952,749	3,954,402	3,793,131	3,540,220	3,111,673	2,547,490	1,129,848
Oppenheimer Global Strategic Income(a)	1,224,387	1,240,330	1,322,467	1,343,618	1,188,122	1,028,879	889,596	731,744	571,267	230,970
Oppenheimer High Income(a),(i)	402,453	474,789	722,623	670,815	639,203	567,414	528,582	459,725	367,170	165,444
Oppenheimer International Growth(a)	780,868	805,623	786,851	722,100	530,524	409,080	349,754	277,780	221,343	104,858
Oppenheimer Main Street(a)	964,952	1,046,832	1,101,089	1,209,550	1,217,090	3,583,646	3,431,460	3,209,444	2,776,539	1,335,958
Oppenheimer Money(a),(d)	618,555	742,791	929,013	852,489	763,198	718,148	544,342	597,976	694,491	457,331
Oppenheimer Small- & Mid-Cap Growth(a)	2,519,283	2,824,298	3,068,640	3,264,144	3,491,180	1,224,014	1,170,095	1,058,378	826,599	270,596

Sub-Account	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Panorama Growth(a)	159,369	176,304	204,979	192,311	201,396	196,810	190,576	173,491	126,962	47,983
Panorama Total Return(a)	79,051	68,889	65,784	64,910	58,175	55,968	47,916	46,719	31,230	6,082
PIMCO CommodityRealReturn Strategy(c)	124,122	113,533	84,515	32,508	21,177	—	—	—	—	—
Scudder VIT EAFE Equity Index(a)	—	—	—	—	—	—	108,068	73,394	48,850	21,692

Notes to Condensed Financial Information

(a)	Commencement of public offering was June 29, 2001.
(b)	Commencement of public offering was May 1, 2003.
(c)	Commencement of public offering was May 1, 2006.
(d)	This sub-account is unavailable in contracts issued on or after January 19, 2008.
(e)	Commencement of public offering was January 19, 2008.
(f)	Commencement of public offering was May 1, 2009.
(g)	Effective May 1, 2009, MML Oppenheimer Small Company Opportunities was merged into MML Oppenheimer Small Cap Equity. The accumulation unit value in the December 31, 2009 column is the value as of April 30, 2009.
(h)	Effective May 1, 2009, MML T. Rowe Price Growth Equity was merged into MML T. Rowe Price Blue Chip Growth. The accumulation unit value in the December 31, 2009 column is the value as of April 30, 2009.
(i)	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(j)	Commencement of public offering was May 1, 2010.
(k)	This sub-account is now known as Invesco V.I. Dividend Growth.
(l)	This sub-account is now known as MML Small/Mid Cap Equity.

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MASSMUTUAL ARTISTRY

C.M. LIFE INSURANCE COMPANY

(Depositor)

C.M. MULTI-ACCOUNT A

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2011, for the individual or group variable deferred annuity contracts with flexible purchase payments which are referred to herein.

For a copy of the prospectus call (800) 272-2216 or write to: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.

May 1, 2011

1

COMPANY

In this Statement of Additional Information, “we,” “us,” and “our” refer to C.M. Life Insurance Company (C.M. Life). C.M. Life is a wholly-owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual). C.M. Life provides life insurance and annuities to individuals and group life insurance to institutions. MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products and other products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. C.M. Life’s home office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

CUSTODIAN

The shares of the underlying funds purchased by the sub-accounts are held by the Company as custodian of C.M. Multi-Account A (the separate account).

ASSIGNMENT OF CONTRACT

In certain states, the contract cannot be assigned without C.M. Life’s approval. C.M. Life will refuse or accept any request to assign this contract on a non-discriminatory basis. Please refer to your contract.

The Company will not be charged with notice of any assignment of a contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and the Company receives the original or a true copy thereof at its Service Center. The Company assumes no responsibility for the validity of any assignment.

For qualified contracts, the following provisions should be noted:

1)  No person entitled to receive annuity payments under a contract or part or all of the contract’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the contract owner given during the annuitant’s lifetime and received in good order by the Company at its Service Center. To the extent permitted by law, no contract nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

2)  If an assignment of a contract is in effect on the maturity date, the Company reserves the right to pay to the assignee in one sum the amount of the contract’s maturity value to which he is entitled, and to pay any balance of such value in one sum to the contract owner, regardless of any payment options which the contract owner may have elected. Moreover, if an assignment of a contract is in effect at the death of the annuitant prior to the maturity date, the Company will pay to the assignee in one sum, to the extent that he is entitled, the greater of: (a) the total of all purchase payments, less the net amount of all partial redemptions, and less the amount of any outstanding loan, and (b) the accumulated value of the contract less the amount of any outstanding loan. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

3)  Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Code; and

4)  Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the Annuitant to any person or party other than the Company, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

2

Assignments may be subject to federal income tax.

DISTRIBUTION AND ADMINISTRATION

The contracts are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with C.M. Life and the separate account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives and were as follows for the last three calendar years:

2008	2009	2010
$1,400,524	$1,300,678	$1,327,829

Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers and were as follows for the last three calendar years:

2008	2009	2010
$482,539	$486,819	$428,374

MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts. Compensation amounts for the last three calendar years were as follows:

MMLIS

2008	2009	2010
$870,898	$902,356	$821,625

MML Distributors

2008	2009	2010
$284,471	$213,505	$316,745

Under an administration agreement with the separate account, MassMutual has agreed to provide and assume: (1) all services and expenses required for the administration of contracts with assets held by the separate account; and (2) all services and expenses required for the administration of the separate account. In 2008, 2009 and 2010, CM Life compensated MassMutual $15,261,786, $14,510,080 and $9,735,068 respectively, for providing these administrative services.

The offering is on a continuous basis.

3

PURCHASE OF SECURITIES BEING OFFERED

The Company sells interests in the separate account to contract owners as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus. Any special purchase plan or exchange program offered by this contract is mentioned in prospectus. See the Contingent Deferred Sales Charge section of the prospectus for a discussion of instances when the Company will waive contingent deferred sales charges.

ACCUMULATION UNITS AND UNIT VALUE

During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts of the separate account as a result of purchase payments, withdrawals, transfers, or fees and charges. The Company will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received at the Service Center.

The accumulation unit value for each sub-account was arbitrarily set initially at $10. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (business day) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the sub-account.

B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day, minus the cumulative charge or credit for taxes reserved which is determined by C.M. Life to have resulted from the operation or maintenance of the sub-account as of the immediately preceding business day.

C is the cumulative charge since the immediately preceding business day for the mortality and expense risk charge and for the administrative charge.

The accumulation unit value may increase or decrease from business day to business day.

TRANSFERS DURING THE INCOME PHASE

Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been with out the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

The amount transferred to the general account from a sub-account will be based on the annuity reserves for the contract owner in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.

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See the Transfers During the Income Phase section in the prospectus for more information about transfers during the income phase.

PAYMENT OF DEATH BENEFIT

The Company will require due proof of death before any death benefit is paid. Due proof of death will be:

1)  a certified death certificate;

2)  a certified decree of a court of competent jurisdiction as to the finding of death; or

3)  any other proof satisfactory to the Company.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The beneficiary designation in effect on the date we issue the contract will remain in effect until changed. Unless the contract owner provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:

1)  to the primary beneficiary(ies) who survive the contract owner’s and/or the annuitant’s death, as applicable; or if there are none

2)  to the contingent beneficiary(ies) who survive the contract owner’s and/or the annuitant’s death, as applicable; or if there are none

3)  to the estate of the contract owner.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the contract owner retains all other contractual rights.

See the Death Benefit section in the prospectus for more information on death benefits.

ANNUITY PAYMENTS

A variable annuity payment is an annuity with payments which; (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable sub-accounts of the separate account. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized and may vary by gender of the annuitant and any joint annuitant. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows;

1)  The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units will remain the same for the life of the contract unless you transfer among investment choices during the income phase or if you elected an annuity option with reduced payments to the survivor and the reduced payments to a survivor commence.

2)  For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

3)  The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

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The number of annuity units is determined as follows:

1)  The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the contract value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the contract.

2)  For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account of the separate account was arbitrarily set initially at $10. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:

1)  The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

2)  The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See the Income Phase section in the prospectus for more information.

FEDERAL TAX MATTERS

General

Note:  The following description is based upon the Company’s understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the portion of the payment that exceeds the cost basis of the contract is subject to tax. For qualified contracts, there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amount equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of tax-qualified arrangements there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

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The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department), adequately diversified. Disqualification of the contract as an annuity contract would result in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fiftyfive percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.8175), which established diversification requirements for the investment portfolios underlying variable contracts such as the contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

The Company intends that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the separate account.

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Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from nonperiodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; c) the portion of the distributions not includible in gross income (i.e. returns of aftertax contributions); or d) hardship distributions from a 401(k) plan or a tax-sheltered annuity. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company’s administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified contracts. (See “Tax Treatment of Withdrawals—Qualified Contracts”)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain nonqualified deferred compensation plans.

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a)  Tax-Sheltered Annuities

Section 403(b) of the Code permits certain eligible employers to purchase annuity contracts, known as “Tax-Sheltered Annuities” (TSAs) under a Section 403(b) program. Eligible employers are organizations that are exempt from tax under Code Section 501(c)(3) and public educational organizations. Certain contribution limits apply to contributions to a TSA. For contributions made for 2003 and succeeding years, the limits are described in Code Sections 415(c) and 402(g). The Section 402(g) limit for 2011 is $16,500. In addition, certain catch-up contributions may be made by eligible participants age 50 or older and those with 15 years of service with the same employer. Contributions to a TSA and the earnings thereon are generally not subject to income tax until actually distributed to the employee. Contributions to a TSA may be made as elective deferrals (contributions by an employer pursuant to a salary reduction agreement) or as non-elective contributions or matching contributions by an employer.

The withdrawal of elective deferrals and earnings thereon can only be made if the TSA plan is terminated or when an employee: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled as defined in Code Section 72(m)(7); or (5) is eligible for a hardship distribution. In the case of a withdrawal on account of a hardship, earnings on elective deferrals cannot be withdrawn. These restrictions do not apply to contract value existing on December 31, 1988, the return of excess contributions and amounts paid to a spouse pursuant to a Qualified Domestic Relations Order. Certain other limitations may apply to a distribution from a TSA. (See “Tax Treatment of Withdrawals—Qualified Contracts”).

Purchasers of contracts for use with TSAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals— Qualified Contracts”). Commencing on January 1, 2002, eligible rollover distributions from an IRA, TSA, tax-qualified plan or governmental 457(b) deferred compensation plan may be rolled over into another IRA, TSA, tax-qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. The distribution must meet the requirements of an eligible rollover distribution. Contracts issued for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c) Governmental 457(b) Deferred Compensation Plans

Employees of (and independent contractors who perform services for) certain state and local governmental units, may participate in a Section 457(b) plan of the employer, allowing them to defer part of their salary or other compensation. The amount deferred, and accrued income thereon, will not be taxable until it is paid or otherwise made available to the employee.

The maximum amount that can be deferred under a Section 457(b) plan in any tax year is generally 100% of the employee’s includible compensation up to $16,500 in 2011. Includible compensation means earnings for services rendered to the employer which are includible in the employee’s gross income, excluding the contributions under the Section 457(b) plan or a Tax-Sheltered Annuity. Certain catch-up contributions are permitted for eligible participants. The contract purchased is issued to the employer or trustee, as appropriate. All contract value in a governmental 457(b) deferred compensation contract must be held for the exclusive benefit of the employee, and payments can only be made in accordance with Section 457(b) plan provisions. Commencing

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January 1, 2002, assets in a governmental 457(b) deferred compensation plan can be rolled over into another such plan, or a tax-qualified plan, TSA or IRA, if permitted by the plan. Assets from a tax-qualified plan, TSA or IRA are permitted to be rolled over to a governmental 457(b) plan only if the rolled assets are tracked separately.

Purchasers of contracts for use with Section 457(b) plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals—Qualified Contracts

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has a severance from employment after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy made on a qualified retirement plan or IRA; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been reemployed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a severance from employment.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the owner or annuitant (as applicable) attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the participant attains age 70 1/2 or (b) the calendar year in which the participant retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions generally must be over a period not exceeding the life expectancy of the individual or the joint lives

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or life expectancies of the individual and his or her designated beneficiary. Under the Code Section 401(a)(9) regulations, required distributions may be made over joint lives or joint life expectancies if your sole designated beneficiary is your spouse who is more than 10 years younger than you. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

For more information on required minimum distributions, you should consult your tax adviser.

Other Tax Issues

While no attempt is being made to discuss the federal estate tax implications of the contract you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor or tax advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

The IRS has concluded that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

EXPERTS

The financial statements of C.M. Multi-Account A as of December 31, 2010 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of C.M. Life Insurance Company as of December 31, 2010 and 2009, and for each of the years in the three-year period ended December 31, 2010, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated February 21, 2011 includes explanatory language that states that the Company prepared the statutory financial statements of C.M. Life Insurance Company using statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department, (“statutory accounting practices”) which practices differ from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices. In addition, that report refers to the Company’s change in its method of accounting for other-than-temporary impairments of structured securities in 2008 and 2009 and variable annuity reserves and deferred income tax assets in 2009. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

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Report of Independent Registered Public Accounting Firm

The Board of Directors of C. M. Life Insurance Company and

Contract Owners of C. M. Multi-Account A:

We have audited the accompanying statement of assets and liabilities of C. M. Multi-Account A (comprised of the sub-accounts listed in Note 2) (collectively, “the Account”) as of December 31, 2010, the related statements of operations and changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of C. M. Multi-Account A as of December 31, 2010, and the results of its operations and changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Boston, MA

March 1, 2011

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account

ASSETS
Investments
Number of shares	4,335,230	218,755	375,406	520,422	307,014	708,479	1,744,989	5,778,161	147,970	68,633

Identified cost	$114,303,522	$1,913,045	$2,269,945	$8,068,709	$3,859,562	$5,539,442	$15,311,401	$56,952,989	$1,413,411	$607,406

Value	$103,525,289	$2,121,922	$2,109,783	$8,696,248	$4,912,228	$6,659,701	$16,158,596	$60,439,566	$1,510,775	$708,292
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	158	-	-	-	17,615	808	-	673	174

Total assets	103,525,289	2,122,080	2,109,783	8,696,248	4,912,228	6,677,316	16,159,404	60,439,566	1,511,448	708,466

LIABILITIES
Annuitant mortality fluctuation reserve	2,270	-	56	146	266	-	82	8,181	-	-
Payable to C.M. Life Insurance Company	28,657	-	244	1,576	869	-	-	30,131	-	-

Total liabilities	30,927	-	300	1,722	1,135	-	82	38,312	-	-

NET ASSETS	$103,494,362	$2,122,080	$2,109,483	$8,694,526	$4,911,093	$6,677,316	$16,159,322	$60,401,254	$1,511,448	$708,466

Net Assets:
Accumulation units – value	$103,418,681	$2,122,080	$2,107,615	$8,689,648	$4,902,233	$6,677,316	$16,156,576	$60,128,541	$1,511,448	$708,466
Contracts in payout (annuitization) period	75,681	-	1,868	4,878	8,860	-	2,746	272,713	-	-

Net assets	$103,494,362	$2,122,080	$2,109,483	$8,694,526	$4,911,093	$6,677,316	$16,159,322	$60,401,254	$1,511,448	$708,466

Outstanding units
Contract owners	6,069,092	198,022	338,050	742,632	1,507,730	646,769	910,580	3,011,202	115,156	47,085

UNIT VALUE
Panorama Premier	$20.48	$10.68	$6.43	$12.16	$3.29	$10.27	$17.62	$19.03	$-	$-
Panorama Passage® (Note 1)
Tier 1	15.46	10.64	6.37	12.05	3.25	10.24	17.50	20.34	-	-
Tier 2	15.27	10.56	6.30	11.90	3.21	10.19	17.29	20.09	-	-
Tier 3	15.90	10.76	6.55	12.37	3.34	10.32	17.84	20.92	-	-
MassMutual Artistry	13.60	10.79	5.73	10.74	3.17	10.34	17.92	21.10	13.13	15.05

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson High Yield Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account
						(Initial Class)	(Service Class)

ASSETS
Investments
Number of shares	52,332	4,000,618	759,967	44,655	2,028,742	3,889,963	272,177	84,376	1,000,959	24,240

Identified cost	$492,445	$64,242,761	$7,391,932	$439,072	$21,149,803	$48,194,229	$3,478,061	$856,708	$8,987,228	$294,795

Value	$534,836	$68,334,203	$6,534,316	$454,143	$21,727,833	$49,796,438	$3,480,162	$854,733	$10,349,921	$272,946
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	273	-	117	388	-	-	-	-	895	-

Total assets	535,109	68,334,203	6,534,433	454,531	21,727,833	49,796,438	3,480,162	854,733	10,350,816	272,946

LIABILITIES
Annuitant mortality fluctuation reserve	-	2,100	3,373	-	1,406	400	-	-	-	-
Payable to C.M. Life Insurance Company	-	7,487	-	-	2,518	1,582	114	33,631	-	1

Total liabilities	-	9,587	3,373	-	3,924	1,982	114	33,631	-	1

NET ASSETS	$535,109	$68,324,616	$6,531,060	$454,531	$21,723,909	$49,794,456	$3,480,048	$821,102	$10,350,816	$272,945

Net Assets:
Accumulation units – value	$535,109	$68,254,612	$6,418,622	$454,531	$21,677,042	$49,781,132	$3,480,048	$821,102	$10,350,816	$272,945
Contracts in payout (annuitization) period	-	70,004	112,438	-	46,867	13,324	-	-	-	-

Net assets	$535,109	$68,324,616	$6,531,060	$454,531	$21,723,909	$49,794,456	$3,480,048	$821,102	$10,350,816	$272,945

Outstanding units
Contract owners	37,322	5,860,360	616,897	42,901	1,733,095	2,982,693	308,915	80,528	977,521	17,868

UNIT VALUE
Panorama Premier	$-	$11.15	$10.14	$10.59	$12.48	$-	$11.27	$10.19	$10.55	$-
Panorama Passage® (Note 1)
Tier 1	-	11.89	10.05	10.59	12.40	16.76	-	10.18	10.53	-
Tier 2	-	11.75	9.93	10.58	12.24	16.55	-	10.17	10.48	-
Tier 3	-	12.23	10.30	10.60	12.64	17.23	-	10.20	10.60	-
MassMutual Artistry	14.34	12.05	14.01	10.61	12.69	16.47	-	10.20	10.62	15.28

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Income & Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account

ASSETS
Investments
Number of shares	62,965	4,711,072	898,923	1,858,111	472,839	1,116,969	4,604,875	1,568,180	4,157,590	2,662,889

Identified cost	$758,972	$43,968,128	$8,615,565	$20,692,878	$2,936,396	$16,179,085	$43,293,874	$12,674,941	$40,348,138	$24,497,503

Value	$838,700	$40,044,113	$9,726,344	$21,433,563	$2,858,639	$17,569,923	$37,161,339	$15,289,752	$34,799,025	$19,199,433
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	684	-	720	-	-	-	-	25,197	-	-

Total assets	839,384	40,044,113	9,727,064	21,433,563	2,858,639	17,569,923	37,161,339	15,314,949	34,799,025	19,199,433

LIABILITIES
Annuitant mortality fluctuation reserve	-	10,587	-	4,965	155	1,004	2,858	-	1,048	3,149
Payable to C.M. Life Insurance Company	-	18,823	-	18	5,494	1,521	14,731	-	9,576	597

Total liabilities	-	29,410	-	4,983	5,649	2,525	17,589	-	10,624	3,746

NET ASSETS	$839,384	$40,014,703	$9,727,064	$21,428,580	$2,852,990	$17,567,398	$37,143,750	$15,314,949	$34,788,401	$19,195,687

Net Assets:
Accumulation units – value	$839,384	$39,661,809	$9,725,443	$21,263,069	$2,847,823	$17,533,936	$37,048,499	$15,314,949	$34,753,473	$19,090,715
Contracts in payout (annuitization) period	-	352,894	1,621	165,511	5,167	33,462	95,251	-	34,928	104,972

Net assets	$839,384	$40,014,703	$9,727,064	$21,428,580	$2,852,990	$17,567,398	$37,143,750	$15,314,949	$34,788,401	$19,195,687

Outstanding units
Contract owners	48,472	3,042,517	896,471	1,999,601	542,898	1,892,254	2,973,840	1,470,314	3,172,697	2,451,525

UNIT VALUE
Panorama Premier	$-	$13.07	$10.82	$10.68	$5.20	$9.26	$12.41	$10.36	$12.52	$8.35
Panorama Passage® (Note 1)
Tier 1	-	12.98	10.79	10.58	5.15	9.68	12.32	10.33	9.72	8.36
Tier 2	-	12.83	10.74	10.45	5.09	9.57	12.17	10.28	9.60	8.26
Tier 3	-	13.24	10.87	10.86	5.29	9.96	12.56	10.41	9.99	8.60
MassMutual Artistry	17.32	13.30	10.89	10.84	5.36	8.62	12.62	10.43	8.95	6.21

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account

ASSETS
Investments
Number of shares	1,776,667	2,189,831	11,166,446	896,512	2,419,545	2,148,678	1,847,453	1,306,304	1,159,684	2,475,721

Identified cost	$16,833,482	$19,034,048	$11,158,450	$4,109,022	$18,369,278	$47,590,349	$17,924,692	$11,664,586	$10,380,840	$23,646,193

Value	$15,226,036	$22,248,683	$11,155,850	$5,078,269	$22,431,660	$42,059,811	$19,305,885	$12,814,846	$13,069,635	$23,370,805
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	1,213	9,064	-	12,992	-	-	-	103	-	-

Total assets	15,227,249	22,257,747	11,155,850	5,091,261	22,431,660	42,059,811	19,305,885	12,814,949	13,069,635	23,370,805

LIABILITIES
Annuitant mortality fluctuation reserve	912	-	-	520	406	5,315	4,200	1,085	233	1,750
Payable to C.M. Life Insurance Company	-	-	8,805	-	22,123	7,318	12,439	-	9,765	23,223

Total liabilities	912	-	8,805	520	22,529	12,633	16,639	1,085	9,998	24,973

NET ASSETS	$15,226,337	$22,257,747	$11,147,045	$5,090,741	$22,409,131	$42,047,178	$19,289,246	$12,813,864	$13,059,637	$23,345,832

Net Assets:
Accumulation units – value	$15,195,946	$22,257,747	$11,147,045	$5,073,402	$22,395,610	$41,870,006	$19,149,243	$12,777,697	$13,051,871	$23,287,506
Contracts in payout (annuitization) period	30,391	-	-	17,339	13,521	177,172	140,003	36,167	7,766	58,326

Net assets	$15,226,337	$22,257,747	$11,147,045	$5,090,741	$22,409,131	$42,047,178	$19,289,246	$12,813,864	$13,059,637	$23,345,832

Outstanding units
Contract owners	1,969,543	2,102,378	1,138,213	1,020,962	1,435,785	4,370,005	2,436,588	774,479	886,242	1,550,822

UNIT VALUE
Panorama Premier	$8.13	$10.54	$9.78	$4.95	$16.75	$8.77	$8.35	$17.26	$14.66	$14.95
Panorama Passage® (Note 1)
Tier 1	7.94	10.52	9.76	4.91	15.21	9.82	8.50	17.42	14.56	14.85
Tier 2	7.85	10.47	9.71	4.85	15.03	9.70	8.39	17.21	14.39	14.67
Tier 3	8.17	10.59	9.83	5.04	15.65	10.10	8.74	17.92	14.85	15.13
MassMutual Artistry	5.72	10.61	9.85	5.09	14.28	10.26	6.73	14.94	14.91	15.20

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account

ASSETS
Investments
Number of shares	7,383,667	13,413	2,102,677	860,974	1,388,862	1,366,381	2,161,350	3,866,271	13,876,165	3,728,932

Identified cost	$74,443,615	$220,233	$21,031,893	$12,044,983	$20,417,642	$46,644,768	$22,733,416	$106,515,006	$71,783,463	$10,959,728

Value	$90,302,253	$231,244	$19,365,652	$15,241,081	$15,930,242	$55,133,456	$16,707,236	$117,148,024	$77,429,002	$7,942,625
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	113	-	6,624	-	-	-	-	17,102	-

Total assets	90,302,253	231,357	19,365,652	15,247,705	15,930,242	55,133,456	16,707,236	117,148,024	77,446,104	7,942,625

LIABILITIES
Annuitant mortality fluctuation reserve	8,561	-	2,827	2,823	5,680	5,853	8,797	8,446	6,900	1,421
Payable to C.M. Life Insurance Company	39,899	-	9,804	-	1,120	25,765	7,819	51,319	-	551

Total Liabilities	48,460	-	12,631	2,823	6,800	31,618	16,616	59,765	6,900	1,972

NET ASSETS	$90,253,793	$231,357	$19,353,021	$15,244,882	$15,923,442	$55,101,838	$16,690,620	$117,088,259	$77,439,204	$7,940,653

Net Assets:
Accumulation units – value	$89,968,435	$231,357	$19,258,804	$15,150,767	$15,734,099	$54,906,741	$16,397,396	$116,806,739	$77,209,190	$7,893,294
Contracts in payout (annuitization) period	285,358	-	94,217	94,115	189,343	195,097	293,224	281,520	230,014	47,359

Net assets	$90,253,793	$231,357	$19,353,021	$15,244,882	$15,923,442	$55,101,838	$16,690,620	$117,088,259	$77,439,204	$7,940,653

Outstanding units
Contract owners	3,691,495	15,049	1,621,397	1,016,012	1,570,955	5,704,708	1,449,962	6,905,631	4,211,520	2,057,144

UNIT VALUE
Panorama Premier	$29.92	$-	$12.17	$18.29	$10.17	$10.79	$11.51	$19.79	$18.56	$3.84
Panorama Passage® (Note 1)
Tier 1	22.35	-	12.36	16.29	10.07	10.87	-	19.66	18.28	3.82
Tier 2	22.08	-	12.21	16.10	9.95	10.74	-	19.42	18.05	3.78
Tier 3	22.99	-	12.71	16.76	10.34	11.18	-	20.23	18.80	3.93
MassMutual Artistry	17.53	15.37	11.27	11.32	10.08	7.77	-	13.45	18.11	3.93

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2010

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

ASSETS
Investments
Number of shares	19,027,701	2,180,316	28,101,826	672,120	6,090,211	10,782,284	432,778

Identified cost	$29,924,234	$40,999,729	$28,101,826	$26,933,398	$10,739,747	$13,221,483	$3,642,567

Value	$35,581,801	$45,524,995	$28,101,826	$31,287,182	$12,241,323	$13,477,856	$3,920,968
Dividends receivable	-	-	96	-	-	-	87,213
Receivable from C.M. Life Insurance Company	-	-	-	14,110	-	3,439	825

Total assets	35,581,801	45,524,995	28,101,922	31,301,292	12,241,323	13,481,295	4,009,006

LIABILITIES
Annuitant mortality fluctuation reserve	1,280	1,327	331	1,481	57	2,304	144
Payable to C.M. Life Insurance Company	13,870	6,081	6,554	-	6,317	-	-

Total Liabilities	15,150	7,408	6,885	1,481	6,374	2,304	144

NET ASSETS	$35,566,651	$45,517,587	$28,095,037	$31,299,811	$12,234,949	$13,478,991	$4,008,862

Net Assets:
Accumulation units – value	$35,523,985	$45,473,348	$28,083,992	$31,250,435	$12,233,052	$13,402,185	$4,004,074
Contracts in payout (annuitization) period	42,666	44,239	11,045	49,376	1,897	76,806	4,788

Net assets	$35,566,651	$45,517,587	$28,095,037	$31,299,811	$12,234,949	$13,478,991	$4,008,862

Outstanding units
Contract owners	2,103,513	4,631,720	2,326,313	4,742,337	1,037,312	1,131,517	369,602

UNIT VALUE
Panorama Premier	$23.70	$9.93	$13.14	$8.70	$13.13	$12.62	$10.82
Panorama Passage® (Note 1)
Tier 1	15.37	10.17	11.38	8.64	9.11	9.68	10.77
Tier 2	15.18	10.05	11.24	8.54	9.00	9.57	10.69
Tier 3	15.81	10.46	11.70	8.89	9.37	9.96	10.90
MassMutual Artistry	11.13	9.06	11.32	4.73	9.05	9.22	10.93

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Or Period Ended December 31, 2010

	Fidelity® VIP Contrafund Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/MId Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account

Investment income
Dividends	$1,185,245	$157,680	$2,396	$-	$-	$62,748	$89,794	$850,134	$15,817	$871

Expenses
Mortality and expense risk fees and administrative charges	1,311,751	23,764	30,169	120,768	59,044	62,505	191,044	751,184	11,669	5,123

Net investment income (loss)	(126,506)	133,916	(27,773)	(120,768)	(59,044)	243	(101,250)	98,950	4,148	(4,252)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(4,421,128)	(53,776)	(1,455,138)	(313,539)	78,492	8,911	(891,624)	(1,018,474)	5,735	6,967
Realized gain distribution	43,005	-	-	-	-	-	-	-	8,616	2,285

Realized gain (loss)	(4,378,123)	(53,776)	(1,455,138)	(313,539)	78,492	8,911	(891,624)	(1,018,474)	14,351	9,252

Change in net unrealized appreciation/depreciation of investments	18,795,190	165,305	1,649,209	745,616	781,422	804,614	4,369,991	10,699,264	83,738	80,415

Net gain (loss) on investments	14,417,067	111,529	194,071	432,077	859,914	813,525	3,478,367	9,680,790	98,089	89,667

Net increase (decrease) in net assets resulting from operations	14,290,561	245,445	166,298	311,309	800,870	813,768	3,377,117	9,779,740	102,237	85,415

Capital transactions:
Transfer of net premiums	2,810,112	119,770	69,568	244,113	152,178	1,656,647	630,399	1,415,825	663,552	145,566
Transfers due to death benefits	(677,891)	(3,430)	(4,215)	(49,412)	(13,597)	-	(87,682)	(306,831)	-	-
Transfers due to annuity benefit payments	(12,929)	-	(451)	(1,262)	(1,755)	-	(247)	(21,386)	-	-
Transfers due to withdrawal of funds	(11,098,121)	(310,439)	(308,965)	(1,066,086)	(488,476)	(290,204)	(1,720,658)	(6,526,307)	(36,055)	(44,821)
Transfers due to loans, net of repayments	8,834	65	760	(4,354)	(2,063)	(63,529)	(1,974)	7,810	3,142	66
Transfers due to rider and contingent deferred sales charges	(7,224)	(159)	(168)	(818)	(460)	(39)	(819)	(5,752)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(4,606)	-	111	96	(1,361)	-	61	3,271	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(3,928,494)	409,738	(32,735)	(693,874)	(187,800)	408,045	(173,903)	(2,060,083)	253,735	258,331

Net increase (decrease) in net assets resulting from capital transactions	(12,910,319)	215,545	(276,095)	(1,571,597)	(543,334)	1,710,920	(1,354,823)	(7,493,453)	884,374	359,142

Total increase (decrease)	1,380,242	460,990	(109,797)	(1,260,288)	257,536	2,524,688	2,022,294	2,286,287	986,611	444,557

NET ASSETS, at beginning of the year	102,114,120	1,661,090	2,219,280	9,954,814	4,653,557	4,152,628	14,137,028	58,114,967	524,837	263,909

NET ASSETS, at end of the year	$103,494,362	$2,122,080	$2,109,483	$8,694,526	$4,911,093	$6,677,316	$16,159,322	$60,401,254	$1,511,448	$708,466

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson High Yield Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account

						(Initial Class)	(Service Class)
Investment income
Dividends	$3,579	$1,430,371	$95,041	$16,777	$735,837	$1,909,906	$103,836	$9,069	$128,871	$1,207

Expenses
Mortality and expense risk fees and administrative charges	4,609	898,081	87,524	2,674	305,020	683,079	37,178	5,116	106,732	2,720

Net investment income (loss)	(1,030)	532,290	7,517	14,103	430,817	1,226,827	66,658	3,953	22,139	(1,513)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,864	471,366	(581,625)	3,636	85,330	666,289	28,257	5,205	204,448	4,305
Realized gain distribution	6,102	-	-	-	-	245,440	11,033	-	-	39,740

Realized gain (loss)	9,966	471,366	(581,625)	3,636	85,330	911,729	39,290	5,205	204,448	44,045

Change in net unrealized appreciation/depreciation of investments	34,591	6,117,065	1,324,305	15,072	639,112	616,472	(516)	(1,975)	758,739	(33,910)

Net gain (loss) on investments	44,557	6,588,431	742,680	18,708	724,442	1,528,201	38,774	3,230	963,187	10,135

Net increase (decrease) in net assets resulting from operations	43,527	7,120,721	750,197	32,811	1,155,259	2,755,028	105,432	7,183	985,326	8,622

Capital transactions:
Transfer of net premiums	163,297	1,123,330	107,770	17,463	965,753	1,826,444	72,093	130,385	2,109,330	69,495
Transfers due to death benefits	-	(732,269)	(68,654)	-	(231,847)	(572,017)	-	-	(60,496)	-
Transfers due to annuity benefit payments	-	(16,770)	(7,959)	-	(5,108)	(2,187)	-	-	-	-
Transfers due to withdrawal of funds	(20,787)	(8,941,326)	(748,500)	(13,009)	(3,137,238)	(5,725,979)	(366,710)	(190,745)	(806,321)	(6,398)
Transfers due to loans, net of repayments	1,612	87,382	3,047	-	16,257	27,480	-	-	3,362	(778)
Transfers due to rider and contingent deferred sales charges	-	(4,074)	(453)	(27)	(1,562)	(12,750)	(261)	(15)	(318)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,993	376	-	(1,154)	763	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	150,539	(694,665)	(301,691)	417,293	969,089	1,626,125	2,137,273	874,294	2,341,618	25,335

Net increase (decrease) in net assets resulting from capital transactions	294,661	(9,176,399)	(1,016,064)	421,720	(1,425,810)	(2,832,121)	1,842,395	813,919	3,587,175	87,654

Total increase (decrease)	338,188	(2,055,678)	(265,867)	454,531	(270,551)	(77,093)	1,947,827	821,102	4,572,501	96,276

NET ASSETS, at beginning of the year	196,921	70,380,294	6,796,927	-	21,994,460	49,871,549	1,532,221	-	5,778,315	176,669

NET ASSETS, at end of the year	$535,109	$68,324,616	$6,531,060	$454,531	$21,723,909	$49,794,456	$3,480,048	$821,102	$10,350,816	$272,945

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Income & Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account

Investment income
Dividends	$509	$965,753	$124,423	$166,018	$-	$264,341	$495,905	$152,638	$1,313,890	$101,034

Expenses
Mortality and expense risk fees and administrative charges	5,828	523,780	102,618	273,833	33,589	233,850	473,902	155,263	461,358	251,390

Net investment income (loss)	(5,319)	441,973	21,805	(107,815)	(33,589)	30,491	22,003	(2,625)	852,532	(150,356)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	13,643	(2,896,190)	446,621	131,571	(361,673)	388,819	(3,214,379)	(114,472)	(2,324,004)	(3,283,682)
Realized gain distribution	27,107	-	-	-	-	-	-	-	-	-

Realized gain (loss)	40,750	(2,896,190)	446,621	131,571	(361,673)	388,819	(3,214,379)	(114,472)	(2,324,004)	(3,283,682)

Change in net unrealized appreciation/depreciation of investments	54,281	6,583,854	368,826	2,068,993	945,152	1,655,745	6,610,533	1,784,405	4,778,626	5,623,975

Net gain (loss) on investments	95,031	3,687,664	815,447	2,200,564	583,479	2,044,564	3,396,154	1,669,933	2,454,622	2,340,293

Net increase (decrease) in net assets resulting from operations	89,712	4,129,637	837,252	2,092,749	549,890	2,075,055	3,418,157	1,667,308	3,307,154	2,189,937

Capital transactions:
Transfer of net premiums	129,869	1,325,338	1,640,594	668,658	81,547	325,624	1,270,097	3,907,266	608,745	465,420
Transfers due to death benefits	-	(198,840)	-	(142,290)	(1,029)	(352,385)	(435,124)	-	(348,280)	(103,326)
Transfers due to annuity benefit payments	-	(45,191)	(1,742)	(20,064)	(831)	(6,084)	(11,571)	-	(3,328)	(8,558)
Transfers due to withdrawal of funds	(36,308)	(4,499,469)	(1,126,139)	(2,211,024)	(356,917)	(2,076,761)	(3,887,345)	(1,019,231)	(3,938,017)	(2,253,596)
Transfers due to loans, net of repayments	(2,016)	11,924	(27,600)	1,176	19,985	16,348	37,391	(104,217)	(9,216)	9,645
Transfers due to rider and contingent deferred sales charges	-	(1,952)	(76)	(2,612)	(181)	(880)	(3,079)	(319)	(2,948)	(1,173)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	3,030	33	2,236	44	474	(142)	-	(660)	2,065
Transfers between Sub-Accounts and to/from Fixed Account	374,415	(2,688,880)	2,131,244	(939,490)	(24,306)	(413,870)	(2,042,024)	491,932	(1,234,753)	(1,075,697)

Net increase (decrease) in net assets resulting from capital transactions	465,960	(6,094,040)	2,616,314	(2,643,410)	(281,688)	(2,507,534)	(5,071,797)	3,275,431	(4,928,457)	(2,965,220)

Total increase (decrease)	555,672	(1,964,403)	3,453,566	(550,661)	268,202	(432,479)	(1,653,640)	4,942,739	(1,621,303)	(775,283)

NET ASSETS, at beginning of the year	283,712	41,979,106	6,273,498	21,979,241	2,584,788	17,999,877	38,797,390	10,372,210	36,409,704	19,970,970

NET ASSETS, at end of the year	$839,384	$40,014,703	$9,727,064	$21,428,580	$2,852,990	$17,567,398	$37,143,750	$15,314,949	$34,788,401	$19,195,687

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account

Investment income
Dividends	$79,800	$262,246	$3,936	$5,709	$157,290	$738,742	$16,891	$67,630	$9,327	$336,488

Expenses
Mortality and expense risk fees and administrative charges	205,457	238,927	148,253	58,042	281,535	525,017	244,149	156,137	160,539	284,282

Net investment income (loss)	(125,657)	23,319	(144,317)	(52,333)	(124,245)	213,725	(227,258)	(88,507)	(151,212)	52,206

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,673,901)	423,524	(488)	102,307	(1,525,834)	(390,339)	(499,703)	(694,051)	126,748	(971,534)
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(1,673,901)	423,524	(488)	102,307	(1,525,834)	(390,339)	(499,703)	(694,051)	126,748	(971,534)

Change in net unrealized appreciation/depreciation of investments	3,351,616	1,760,696	(3,211)	712,881	5,823,676	5,218,936	3,645,675	3,320,895	1,704,393	3,732,290

Net gain (loss) on investments	1,677,715	2,184,220	(3,699)	815,188	4,297,842	4,828,597	3,145,972	2,626,844	1,831,141	2,760,756

Net increase (decrease) in net assets resulting from operations	1,552,058	2,207,539	(148,016)	762,855	4,173,597	5,042,322	2,918,714	2,538,337	1,679,929	2,812,962

Capital transactions:
Transfer of net premiums	267,735	4,307,919	1,339,090	220,763	474,661	742,769	348,277	371,038	620,865	891,452
Transfers due to death benefits	(104,328)	-	(229,967)	(4,555)	(153,138)	(167,360)	(244,502)	(112,790)	(49,269)	(199,377)
Transfers due to annuity benefit payments	(2,926)	-	-	(3,187)	(3,928)	(19,334)	(10,891)	(6,414)	(7,691)	(4,116)
Transfers due to withdrawal of funds	(2,148,747)	(1,714,535)	(6,215,304)	(369,828)	(2,315,601)	(4,549,683)	(1,937,696)	(1,651,109)	(1,279,885)	(1,960,690)
Transfers due to loans, net of repayments	4,657	(31,463)	(22,598)	287	(4,609)	41,262	(2,099)	4,937	22,149	14,907
Transfers due to rider and contingent deferred sales charges	(1,235)	(316)	(1,567)	(394)	(2,530)	(2,113)	(1,788)	(634)	(756)	(1,631)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(173)	-	-	191	(3,178)	2,135	(1,360)	456	299	757
Transfers between Sub-Accounts and to/from Fixed Account	(585,063)	2,949,208	6,141,951	252,655	(1,290,134)	(1,583,614)	(826,042)	(297,717)	(482,489)	(351,633)

Net increase (decrease) in net assets resulting from capital transactions	(2,570,080)	5,510,813	1,011,605	95,932	(3,298,457)	(5,535,938)	(2,676,101)	(1,692,233)	(1,176,777)	(1,610,331)

Total increase (decrease)	(1,018,022)	7,718,352	863,589	858,787	875,140	(493,616)	242,613	846,104	503,152	1,202,631

NET ASSETS, at beginning of the year	16,244,359	14,539,395	10,283,456	4,231,954	21,533,991	42,540,794	19,046,633	11,967,760	12,556,485	22,143,201

NET ASSETS, at end of the year	$15,226,337	$22,257,747	$11,147,045	$5,090,741	$22,409,131	$42,047,178	$19,289,246	$12,813,864	$13,059,637	$23,345,832

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account

Investment income
Dividends	$-	$1,568	$304,805	$-	$239,808	$99,100	$351,166	$1,637,164	$6,796,209	$544,827

Expenses
Mortality and expense risk fees and administrative charges	1,108,701	1,453	255,097	189,550	220,684	713,715	242,274	1,468,987	1,046,118	111,334

Net investment income (loss)	(1,108,701)	115	49,708	(189,550)	19,124	(614,615)	108,892	168,177	5,750,091	433,493

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	764,231	2,544	(1,375,115)	679,256	(2,525,225)	1,746,849	(2,412,510)	2,077,325	828,040	(5,225,447)
Realized gain distribution	-	18,268	-	-	-	-	-	-	-	-

Realized gain (loss)	764,231	20,812	(1,375,115)	679,256	(2,525,225)	1,746,849	(2,412,510)	2,077,325	828,040	(5,225,447)

Change in net unrealized appreciation/depreciation of investments	19,989,364	8,689	1,799,853	2,229,623	4,237,895	2,752,951	4,081,651	12,871,428	3,304,835	5,809,316

Net gain (loss) on investments	20,753,595	29,501	424,738	2,908,879	1,712,670	4,499,800	1,669,141	14,948,753	4,132,875	583,869

Net increase (decrease) in net assets resulting from operations	19,644,894	29,616	474,446	2,719,329	1,731,794	3,885,185	1,778,033	15,116,930	9,882,966	1,017,362

Capital transactions:
Transfer of net premiums	1,670,453	54,796	579,024	372,446	1,966	1,358,848	6,133	2,582,114	1,949,092	3,428
Transfers due to death benefits	(631,922)	-	(115,149)	(66,585)	(347,723)	(765,546)	(292,539)	(802,244)	(1,274,470)	(124,473)
Transfers due to annuity benefit payments	(31,375)	-	(7,900)	(10,115)	(21,040)	(17,465)	(40,091)	(24,862)	(47,665)	(4,746)
Transfers due to withdrawal of funds	(9,714,702)	(3,006)	(2,576,972)	(1,620,930)	(2,364,016)	(6,066,523)	(3,408,085)	(12,101,367)	(11,546,861)	(1,192,160)
Transfers due to loans, net of repayments	45,530	1,780	21,865	(2,721)	(4,671)	29,668	-	18,980	43,583	(5,141)
Transfers due to rider and contingent deferred sales charges	(4,505)	-	(1,616)	(1,077)	(1,229)	(4,732)	(1,741)	(7,911)	(7,246)	(2,180)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(2,694)	-	750	1,183	4,220	2,435	2,656	(46)	1,682	325
Transfers between Sub-Accounts and to/from Fixed Account	(3,007,658)	100,173	(999,917)	(634,867)	(832,883)	(3,130,658)	(778,823)	(4,384,699)	(283,584)	(883,376)

Net increase (decrease) in net assets resulting from capital transactions	(11,676,873)	153,743	(3,099,915)	(1,962,666)	(3,565,376)	(8,593,973)	(4,512,490)	(14,720,035)	(11,165,469)	(2,208,323)

Total increase (decrease)	7,968,021	183,359	(2,625,469)	756,663	(1,833,582)	(4,708,788)	(2,734,457)	396,895	(1,282,503)	(1,190,961)

NET ASSETS, at beginning of the year	82,285,772	47,998	21,978,490	14,488,219	17,757,024	59,810,626	19,425,077	116,691,364	78,721,707	9,131,614

NET ASSETS, at end of the year	$90,253,793	$231,357	$19,353,021	$15,244,882	$15,923,442	$55,101,838	$16,690,620	$117,088,259	$77,439,204	$7,940,653

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Or Period Ended December 31, 2010

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

Investment income
Dividends	$434,296	$497,864	$9,460	$-	$136,131	$226,703	$491,648

Expenses
Mortality and expense risk fees and administrative charges	457,193	590,098	444,917	369,608	158,460	180,418	42,871

Net investment income (loss)	(22,897)	(92,234)	(435,457)	(369,608)	(22,329)	46,285	448,777

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,312,552	453,390	-	145,389	(245,211)	(333,835)	(735,124)
Realized gain distribution	-	-	-	-	-	-	62,946

Realized gain (loss)	1,312,552	453,390	-	145,389	(245,211)	(333,835)	(672,178)

Change in net unrealized appreciation/depreciation of investments	2,875,978	5,580,330	-	6,825,124	1,791,380	2,128,789	930,070

Net gain (loss) on investments	4,188,530	6,033,720	-	6,970,513	1,546,169	1,794,954	257,892

Net increase (decrease) in net assets resulting from operations	4,165,633	5,941,486	(435,457)	6,600,905	1,523,840	1,841,239	706,669

Capital transactions:
Transfer of net premiums	1,038,889	809,494	458,129	749,887	135,499	159,011	200,140
Transfers due to death benefits	(241,376)	(382,961)	(413,562)	(172,292)	(83,228)	(129,975)	(11,632)
Transfers due to annuity benefit payments	(11,317)	(6,809)	(1,266)	(5,465)	(2,240)	(10,552)	(1,907)
Transfers due to withdrawal of funds	(4,003,833)	(5,595,338)	(6,303,923)	(3,367,887)	(1,394,266)	(1,340,983)	(540,594)
Transfers due to loans, net of repayments	(33,678)	12,324	89,694	32,057	(613)	1,097	(5,316)
Transfers due to rider and contingent deferred sales charges	(1,463)	(2,840)	(2,416)	(1,908)	(508)	(534)	(164)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(438)	(196)	110	458	(324)	37	100
Transfers between Sub-Accounts and to/from Fixed Account	(1,225,379)	(1,692,831)	(3,762,892)	(1,488,894)	(46,039)	(3,287)	327,373

Net increase (decrease) in net assets resulting from capital transactions	(4,478,595)	(6,859,157)	(9,936,126)	(4,254,044)	(1,391,719)	(1,325,186)	(32,000)

Total increase (decrease)	(312,962)	(917,671)	(10,371,583)	2,346,861	132,121	516,053	674,669

NET ASSETS, at beginning of the year	35,879,613	46,435,258	38,466,620	28,952,950	12,102,828	12,962,938	3,334,193

NET ASSETS, at end of the year	$35,566,651	$45,517,587	$28,095,037	$31,299,811	$12,234,949	$13,478,991	$4,008,862

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2009

	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account

Investment income
Dividends	$63,305	$31,536	$-	$1,240,338	$35,608	$7,771	$152,956	$303,686	$1,116,907	$408	$386

Expenses
Mortality and expense risk fees and administrative charges	26,801	124,447	49,671	1,225,403	19,350	36,088	157,055	466,542	695,089	1,174	844

Net investment income (loss)	36,504	(92,911)	(49,671)	14,935	16,258	(28,317)	(4,099)	(162,856)	421,818	(766)	(458)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,433,235)	(502,753)	(106,625)	(6,107,452)	(607,007)	(71,505)	(2,056,775)	(4,208,179)	(5,244,268)	44	86
Realized gain distribution	-	-	-	24,570	-	9,823	-	-	-	-	-

Realized gain (loss)	(1,433,235)	(502,753)	(106,625)	(6,082,882)	(607,007)	(61,682)	(2,056,775)	(4,208,179)	(5,244,268)	44	86

Change in net unrealized appreciation/depreciation of investments	1,868,946	2,727,358	1,787,037	32,800,046	977,162	964,348	6,267,472	9,318,455	17,975,321	13,626	20,471

Net gain (loss) on investments	435,711	2,224,605	1,680,412	26,717,164	370,155	902,666	4,210,697	5,110,276	12,731,053	13,670	20,557

Net increase (decrease) in net assets resulting from operations	472,215	2,131,694	1,630,741	26,732,099	386,413	874,349	4,206,598	4,947,420	13,152,871	12,904	20,099

Capital transactions:
Transfer of net premiums	117,427	377,397	100,790	3,149,809	224,189	955,655	700,544	743,899	1,587,619	263,658	132,570
Transfers due to death benefits	(53,229)	(84,016)	(46,136)	(462,108)	(1,923)	-	(30,664)	(391,634)	(431,410)	-	-
Transfers due to annuity benefit payments	(403)	(1,195)	(1,412)	(10,294)	-	-	(188)	(2,918)	(20,176)	-	-
Transfers due to withdrawal of funds	(305,384)	(1,552,935)	(404,298)	(13,029,041)	(129,052)	(225,404)	(1,594,161)	(5,184,565)	(8,139,312)	(174)	(332)
Transfers due to loans, net of repayments	2,662	12,385	3,093	19,660	(796)	5,876	10,027	20,178	21,123	-	20
Transfers due to rider and contingent deferred sales charges	(140)	(815)	(372)	(5,587)	(129)	(136)	(568)	(2,699)	(4,484)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	62	37	(51)	771	-	-	34	497	836	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(75,991)	(650,160)	366,996	(3,968,383)	(310,572)	638,173	(550,406)	(1,941,226)	(4,079,163)	248,449	111,552

Net increase (decrease) in net assets resulting from capital transactions	(314,996)	(1,899,302)	18,610	(14,305,173)	(218,283)	1,374,164	(1,465,382)	(6,758,468)	(11,064,967)	511,933	243,810

Total increase (decrease)	157,219	232,392	1,649,351	12,426,926	168,130	2,248,513	2,741,216	(1,811,048)	2,087,904	524,837	263,909

NET ASSETS, at beginning of the year	2,062,061	9,722,422	3,004,206	89,687,194	1,492,960	1,904,115	11,395,812	38,220,752	56,027,063	-	-

NET ASSETS, at end of the year	$2,219,280	$9,954,814	$4,653,557	$102,114,120	$1,661,090	$4,152,628	$14,137,028	$36,409,704	$58,114,967	$524,837	$263,909

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account

					(Initial Class)	(Service Class)
Investment income
Dividends	$483	$1,761,209	$-	$429,459	$2,145,688	$27,797	$27,546	$2	$552	$1,682,268	$710,222	$28,030

Expenses
Mortality and expense risk fees and administrative charges	532	890,503	84,126	293,393	676,915	6,952	52,717	583	872	547,294	464,813	55,149

Net investment income (loss)	(49)	870,706	(84,126)	136,066	1,468,773	20,845	(25,171)	(581)	(320)	1,134,974	245,409	(27,119)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	84	(1,610,246)	(833,222)	(271,277)	(248,119)	4,767	(74,446)	6,222	416	(4,730,963)	(4,797,691)	(95,051)
Realized gain distribution	-	-	-	-	571,110	-	4,012	-	-	-	-	3,881

Realized gain (loss)	84	(1,610,246)	(833,222)	(271,277)	322,991	4,767	(70,434)	6,222	416	(4,730,963)	(4,797,691)	(91,170)

Change in net unrealized appreciation/depreciation of investments	7,799	12,120,354	2,145,214	2,134,051	2,315,434	2,616	954,098	12,061	25,447	9,360,100	12,730,632	949,718

Net gain (loss) on investments	7,883	10,510,108	1,311,992	1,862,774	2,638,425	7,383	883,664	18,283	25,863	4,629,137	7,932,941	858,548

Net increase (decrease) in net assets resulting from operations	7,834	11,380,814	1,227,866	1,998,840	4,107,198	28,228	858,493	17,702	25,543	5,764,111	8,178,350	831,429

Capital transactions:
Transfer of net premiums	37,570	1,277,483	92,840	1,029,585	2,195,205	33,346	1,739,619	24,624	40,256	1,730,991	1,578,285	1,706,352
Transfers due to death benefits	-	(1,085,142)	(27,063)	(172,711)	(321,315)	-	(39,158)	-	-	(293,746)	(176,206)	(100,488)
Transfers due to annuity benefit payments	-	(15,035)	(6,969)	(4,929)	(2,095)	-	-	-	-	(36,205)	(19,994)	(1,441)
Transfers due to withdrawal of funds	(110)	(9,759,897)	(680,823)	(3,850,832)	(6,988,051)	(147,431)	(188,809)	(417)	(2,168)	(6,674,989)	(4,760,815)	(421,323)
Transfers due to loans, net of repayments	40	29,750	1,371	(6,966)	17,501	-	(22,244)	(93)	407	23,938	28,826	5,235
Transfers due to rider and contingent deferred sales charges	-	(3,515)	(417)	(1,499)	(11,979)	(12)	(32)	-	-	(1,971)	(2,729)	(41)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	302	389	833	604	-	-	-	-	(8,275)	(5,820)	47
Transfers between Sub-Accounts and to/from Fixed Account	151,587	(2,076,482)	(306,406)	1,481,585	1,062,921	1,618,090	1,226,930	134,853	219,674	(2,319,859)	(2,369,219)	2,459,164

Net increase (decrease) in net assets resulting from capital transactions	189,087	(11,632,536)	(927,078)	(1,524,934)	(4,047,209)	1,503,993	2,716,306	158,967	258,169	(7,580,116)	(5,727,672)	3,647,505

Total increase (decrease)	196,921	(251,722)	300,788	473,906	59,989	1,532,221	3,574,799	176,669	283,712	(1,816,005)	2,450,678	4,478,934

NET ASSETS, at beginning of the year	-	70,632,016	6,496,139	21,520,554	49,811,560	-	2,203,516	-	-	43,795,111	36,346,712	1,794,564

NET ASSETS, at end of the year	$196,921	$70,380,294	$6,796,927	$21,994,460	$49,871,549	$1,532,221	$5,778,315	$176,669	$283,712	$41,979,106	$38,797,390	$6,273,498

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF PMT UPDATE

For The Year Ended December 31, 2010

	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account

Investment income
Dividends	$226,398	$-	$401,669	$30,702	$57,342	$107,401	$60,159	$8,667	$90	$91,445	$-

Expenses
Mortality and expense risk fees and administrative charges	271,119	33,164	226,456	95,927	239,542	202,963	110,724	185,376	43,905	235,471	33,272

Net investment income (loss)	(44,721)	(33,164)	175,213	(65,225)	(182,200)	(95,562)	(50,565)	(176,709)	(43,815)	(144,026)	(33,272)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(131,802)	(341,667)	(104,156)	(356,678)	(3,519,750)	(2,143,181)	(245,674)	1,143	(28,602)	(3,624,359)	(10,524,176)
Realized gain distribution	-	-	-	10,673	-	-	10,774	-	-	-	-

Realized gain (loss)	(131,802)	(341,667)	(104,156)	(346,005)	(3,519,750)	(2,143,181)	(234,900)	1,143	(28,602)	(3,624,359)	(10,524,176)

Change in net unrealized appreciation/depreciation of investments	5,355,034	613,433	3,587,698	2,481,831	9,777,054	6,094,548	2,308,208	(314)	1,435,236	9,177,765	9,644,072

Net gain (loss) on investments	5,223,232	271,766	3,483,542	2,135,826	6,257,304	3,951,367	2,073,308	829	1,406,634	5,553,406	(880,104)

Net increase (decrease) in net assets resulting from operations	5,178,511	238,602	3,658,755	2,070,601	6,075,104	3,855,805	2,022,743	(175,880)	1,362,819	5,409,380	(913,376)

Capital transactions:
Transfer of net premiums	996,567	98,053	358,775	3,066,484	551,628	280,324	4,218,298	2,326,619	170,580	446,205	119,277
Transfers due to death benefits	(116,555)	(23,558)	(329,294)	-	(183,681)	(99,892)	-	(135,728)	(19,590)	(164,494)	(7,308)
Transfers due to annuity benefit payments	(17,161)	(721)	(4,989)	-	(9,298)	(6,049)	-	-	(2,610)	(5,146)	(161)
Transfers due to withdrawal of funds	(3,372,302)	(316,572)	(1,955,713)	(314,641)	(2,212,956)	(2,079,873)	(195,612)	(10,915,772)	(446,172)	(2,555,784)	(579,706)
Transfers due to loans, net of repayments	4,050	7,241	8,130	(55,301)	8,019	2,993	(66,172)	(30,783)	4,456	8,049	1,432
Transfers due to rider and contingent deferred sales charges	(2,440)	(199)	(902)	(88)	(1,047)	(1,061)	(192)	(2,148)	(281)	(1,894)	(200)
Transfers due to net charge (credit) to annuitant mortality fluctuation	316	48	(1,475)	-	(1,329)	342	-	-	9	176	8
Transfers between Sub-Accounts and to/from Fixed Account	(1,320,162)	(184,927)	(413,074)	539,416	(692,711)	(903,888)	4,590,323	4,211,014	597,803	6,326,421	(7,670,925)

Net increase (decrease) in net assets resulting from capital transactions	(3,827,687)	(420,635)	(2,338,542)	3,235,870	(2,541,375)	(2,807,104)	8,546,645	(4,546,798)	304,195	4,053,533	(8,137,583)

Total increase (decrease)	1,350,824	(182,033)	1,320,213	5,306,471	3,533,729	1,048,701	10,569,388	(4,722,678)	1,667,014	9,462,913	(9,050,959)

NET ASSETS, at beginning of the year	20,628,417	2,766,821	16,679,664	5,065,739	16,437,241	15,195,658	3,970,007	15,006,134	2,564,940	12,071,078	9,050,959

NET ASSETS, at end of the year	$21,979,241	$2,584,788	$17,999,877	$10,372,210	$19,970,970	$16,244,359	$14,539,395	$10,283,456	$4,231,954	$21,533,991	$-

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account

Investment income
Dividends	$1,025,630	$83,164	$131,923	$17,726	$477,686	$2,881	$-	$68	$478,720	-	$-	$173,418

Expenses
Mortality and expense risk fees and administrative charges	506,605	236,282	140,044	129,821	257,999	12,593	978,104	167	270,297	168,225	265,051	703,705

Net investment income (loss)	519,025	(153,118)	(8,121)	(112,095)	219,687	(9,712)	(978,104)	(99)	208,423	(168,225)	(265,051)	(530,287)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,802,152)	(1,560,422)	(1,166,505)	(618,835)	(1,935,590)	(1,206,631)	(5,311,790)	67	(1,959,565)	67,828	(7,331,108)	(2,118,251)
Realized gain distribution	-	-	213,267	-	-	-	-	1,131	-	-	-	-

Realized gain (loss)	(2,802,152)	(1,560,422)	(953,238)	(618,835)	(1,935,590)	(1,206,631)	(5,311,790)	1,198	(1,959,565)	67,828	(7,331,108)	(2,118,251)

Change in net unrealized appreciation/depreciation of investments	12,117,722	6,290,055	3,197,418	4,154,843	6,033,431	1,478,394	32,232,615	2,323	6,565,177	4,063,212	10,954,186	21,433,794

Net gain (loss) on investments	9,315,570	4,729,633	2,244,180	3,536,008	4,097,841	271,763	26,920,825	3,521	4,605,612	4,131,040	3,623,078	19,315,543

Net increase (decrease) in net assets resulting from operations	9,834,595	4,576,515	2,236,059	3,423,913	4,317,528	262,051	25,942,721	3,422	4,814,035	3,962,815	3,358,027	18,785,256

Capital transactions:
Transfer of net premiums	1,129,305	395,138	497,274	617,983	1,035,822	29,970	1,846,604	33,611	775,059	424,183	223,916	1,666,216
Transfers due to death benefits	(244,186)	(107,881)	(64,830)	(13,441)	(54,665)	(927)	(456,644)	-	(147,652)	(157,443)	(529,284)	(384,181)
Transfers due to annuity benefit payments	(16,549)	(8,990)	(5,190)	(5,407)	(3,463)	(1,225)	(23,940)	-	(12,499)	(8,126)	(19,029)	(18,306)
Transfers due to withdrawal of funds	(4,662,677)	(2,190,806)	(1,336,981)	(1,188,960)	(2,662,645)	(183,920)	(10,635,064)	(6)	(2,906,362)	(1,775,008)	(3,498,417)	(7,968,638)
Transfers due to loans, net of repayments	65,653	5,486	4,942	(12,763)	12,589	1,457	(34,576)	-	(1,733)	(6,821)	3,496	25,850
Transfers due to rider and contingent deferred sales charges	(1,752)	(1,499)	(516)	(572)	(1,331)	(124)	(3,566)	-	(1,440)	(892)	(1,248)	(3,858)
Transfers due to net charge (credit) to annuitant mortality fluctuation	366	384	192	166	150	(83)	1,383	-	893	261	2,998	(2,303)
Transfers between Sub-Accounts and to/from Fixed Account	(2,090,991)	(1,248,572)	(2,979)	3,747,339	(223,526)	(3,031,437)	(2,202,272)	10,971	(1,466,068)	(66,007)	(4,872,894)	(1,302,215)

Net increase (decrease) in net assets resulting from capital transactions	(5,820,831)	(3,156,740)	(908,088)	3,144,345	(1,897,069)	(3,186,289)	(11,508,075)	44,576	(3,759,802)	(1,589,853)	(8,690,462)	(7,987,435)

Total increase (decrease)	4,013,764	1,419,775	1,327,971	6,568,258	2,420,459	(2,924,238)	14,434,646	47,998	1,054,233	2,372,962	(5,332,435)	10,797,821
NET ASSETS, at beginning of the year	38,527,030	17,626,858	10,639,789	5,988,227	19,722,742	2,924,238	67,851,126	-	20,924,257	12,115,257	23,089,459	49,012,805

NET ASSETS, at end of the year	$42,540,794	$19,046,633	$11,967,760	$12,556,485	$22,143,201	$-	$82,285,772	$47,998	$21,978,490	$14,488,219	$17,757,024	$59,810,626

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

Investment income
Dividends	$-	$2,396,437	$-	$477,987	$888,846	$-	$182,035	$409,169	$224,863	$-	$156,113

Expenses
Mortality and expense risk fees and administrative charges	280,379	1,368,114	139,076	423,844	591,334	346,090	680,057	1,036,259	153,788	169,458	35,927

Net investment income (loss)	(280,379)	1,028,323	(139,076)	54,143	297,512	(346,090)	(498,022)	(627,090)	71,075	(169,458)	120,186

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6,113,133)	(818,446)	(24,664,807)	974,987	(3,423,676)	(1,701,670)	-	(927,515)	(678,966)	(1,186,784)	(1,402,660)
Realized gain distribution	-	2,284,975	-	-	-	-	-	61,669	-	-	267,540

Realized gain (loss)	(6,113,133)	1,466,529	(24,664,807)	974,987	(3,423,676)	(1,701,670)	-	(865,846)	(678,966)	(1,186,784)	(1,135,120)

Change in net unrealized appreciation/depreciation of investments	7,675,933	30,748,886	26,793,566	8,837,475	13,235,744	9,185,518	-	13,396,507	3,329,522	3,278,810	1,917,852

Net gain (loss) on investments	1,562,800	32,215,415	2,128,759	9,812,462	9,812,068	7,483,848	-	12,530,661	2,650,556	2,092,026	782,732

Net increase (decrease) in net assets resulting from operations	1,282,421	33,243,738	1,989,683	9,866,605	10,109,580	7,137,758	(498,022)	11,903,571	2,721,631	1,922,568	902,918

Capital transactions:
Transfer of net premiums	69,487	2,968,768	290,450	1,249,139	877,339	948,064	915,599	1,987,718	160,313	140,884	293,146
Transfers due to death benefits	(392,434)	(679,379)	(82,507)	(306,405)	(641,895)	(221,660)	(318,739)	(715,304)	(90,570)	(284,687)	(8,331)
Transfers due to annuity benefit payments	(35,273)	(25,862)	(11,815)	(9,790)	(5,790)	(6,196)	(1,314)	(42,129)	(2,477)	(8,193)	(1,884)
Transfers due to withdrawal of funds	(4,222,498)	(13,948,765)	(2,147,261)	(3,754,074)	(6,889,596)	(3,224,961)	(22,517,567)	(14,733,295)	(1,536,600)	(1,838,762)	(447,503)
Transfers due to loans, net of repayments	-	67,085	(297)	(5,916)	266	52,937	61,706	57,892	(1,440)	1,149	1,782
Transfers due to rider and contingent deferred sales charges	(1,552)	(6,542)	(2,334)	(1,435)	(2,532)	(1,601)	(3,138)	(5,922)	(400)	(400)	(100)
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,500	980	252	44	(1,841)	212	239	2,310	14	(5,126)	18
Transfers between Sub-Accounts and to/from Fixed Account	(3,163,324)	(5,457,083)	(1,225,363)	(1,161,284)	(2,446,721)	(1,405,742)	463,450	(1,372,770)	(467,884)	(401,951)	106,219

Net increase (decrease) in net assets resulting from capital transactions	(7,743,094)	(17,080,798)	(3,178,875)	(3,989,721)	(9,110,770)	(3,858,947)	(21,399,764)	(14,821,500)	(1,939,044)	(2,397,086)	(56,653)

Total increase (decrease)	(6,460,673)	16,162,940	(1,189,192)	5,876,884	998,810	3,278,811	(21,897,786)	(2,917,929)	782,587	(474,518)	846,265

NET ASSETS, at beginning of the year	25,885,750	100,528,424	10,320,806	30,002,729	45,436,448	25,674,139	60,364,406	81,639,636	11,320,241	13,437,456	2,487,928

NET ASSETS, at end of the year	$19,425,077	$116,691,364	$9,131,614	$35,879,613	$46,435,258	$28,952,950	$38,466,620	$78,721,707	$12,102,828	$12,962,938	$3,334,193

See Notes to Financial Statements.

C.M. Multi-Account A

Notes To Financial Statements

1.	ORGANIZATION

C.M. Multi-Account A (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on August 3, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

C.M. Life maintains three segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, and MassMutual Artistry.

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.	INVESTMENT OF MULTI-ACCOUNT A’S ASSETS

As of December 31, 2010, Multi-Account A consists of fifty-six sub-accounts which invest in the following mutual funds:

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio [1]

ING Clarion Global Real Estate Sub-Account	ING Clarion Global Real Estate Portfolio [2]

Invesco V.I. Financial Services Sub-Account [4]	Invesco V.I. Financial Services Fund [3,4]

Invesco V.I. Global Heath Care Sub-Account [5]	Invesco V.I. Global Health Care Fund [3,5]

Invesco V.I. Technology Sub-Account [6]	Invesco V.I. Technology Fund 3. 6

MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Fund [7]

MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Fund [7]

MML American Century Mid Cap Value Sub-Account	MML Mid Cap Value Fund [7]

MML American Funds® Core Allocation Sub-Account	MML American Funds® Core Allocation Fund [7]

MML American Funds® Growth Sub-Account	MML American Funds® Growth Fund [7]

MML American Funds® International Sub-Account	MML American Funds® International Fund [7]

MML Babson Blend Sub-Account	MML Blend Fund [8]

MML Babson Enhanced Index Core Equity Sub-Account	MML Enhanced Index Core Equity Fund [8]

MML Babson High Yield Sub-Account [9]	MML High Yield Fund [8,9]

MML Babson Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Fund [8]

MML Babson Managed Bond Sub-Account (Initial Class and Service Class)	MML Managed Bond Fund [8] (Initial Class and Service Class)

MML Babson Short-Duration Bond Sub-Account [9]	MML Short-Duration Bond Fund [8,9]

MML Balanced Allocation Sub-Account	MML Balanced Allocation Fund [7]

MML Baring China Sub-Account	MML China Fund [8]

MML Baring Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund [8]

MML Capital Guardian Asset Allocation Sub-Account	MML Asset Allocation Fund [7]

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Conservative Allocation Sub-Account	MML Conservative Allocation Fund [7]

MML Davis Large Cap Value Sub-Account	MML Large Cap Value Fund [7]

MML Emerging Growth Sub-Account	MML Emerging Growth Fund [7]

MML Equity Index Sub-Account	MML Equity Index Fund [7]

MML Growth & Income Sub-Account [10]	MML Growth & Income Fund [7]

MML Growth Allocation Sub-Account	MML Growth Allocation Fund [7]

MML Income & Growth Sub-Account [11]	MML Income & Growth Fund [7]

MML Legg Mason Concentrated Growth Sub-Account	MML Concentrated Growth Fund [7]

MML MFS Global Sub-Account	MML Global Fund [7]

MML Moderate Allocation Sub-Account	MML Moderate Allocation Fund [7]

MML Money Market Sub-Account	MML Money Market Fund [8]

MML NASDAQ-100® Sub-Account [12] (Initial Class and Service Class)	MML NASDAQ-100® Fund [7,12] (Initial Class and Service Class)

MML Oppenheimer Small Cap Equity Sub-Account	MML Small Cap Equity Fund [8]

MML Oppenheimer/Loomis Sayles Equity [13] Sub-Account	MML Equity Fund [8]

MML Rainier Large Cap Growth Sub-Account	MML Large Cap Growth Fund [7]

MML Small Cap Index Sub-Account	MML Small Cap Index Fund [7]

MML T. Rowe Price Blue Chip Growth Sub-Account	MML Blue Chip Growth Fund [7]

MML T. Rowe Price Equity Income Sub-Account	MML Equity Income Fund [7]

MML T. Rowe Price Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund [7]

MML T. Rowe Price Small Company Value Sub-Account	MML Small Company Value Fund [7]

MML Templeton Foreign Sub-Account	MML Foreign Fund [7]

MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Fund [7]

Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Fund/VA [14]

Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Fund/VA [14]

Oppenheimer Core Bond Sub-Account	Oppenheimer Core Bond Fund/VA [14]

Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Fund/VA [14]

Oppenheimer Global Strategic Income Sub-Account [15]	Oppenheimer Global Strategic Income Fund/VA [14,15]

Oppenheimer High Income Sub-Account	Oppenheimer High Income Fund/VA [14]

Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Fund/VA [14]

Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Fund®/VA [14]

Oppenheimer Money Sub-Account	Oppenheimer Money Fund/VA [14]

Oppenheimer Small- & Mid-Cap Growth Sub-Account [16]	Oppenheimer Small- & Mid-Cap Growth Fund/VA [14,16]

Panorama Growth Sub-Account	Panorama Growth Portfolio [14]

Panorama Total Return Sub-Account	Panorama Total Return Portfolio [14]

PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio [17]

Notes To Financial Statements (Continued)

In addition to the fifty-six sub-accounts, some contract owners may also allocate funds to the Fixed Account which is part of C.M. Life’s general investment account. The general investment account is not registered as an investment company under the 1940 Act.

[1]	Fidelity® Management & Research Company is the investment adviser to this Portfolio.
[2]	ING Investments, LLC is the investment adviser to this Portfolio.
[3]	Invesco Aim Advisors, Inc. is the investment adviser to the listed Funds.
[4]	Prior to April 30, 2010, Invesco V.I. Financial Services was formerly known as AIM V.I. Financial Services.
[5]	Prior to April 30, 2010, Invesco V.I. Global Health Care was formerly known as AIM V.I. Global Health Care.
[6]	Prior to April 30, 2010, Invesco V.I. Technology was formerly known as AIM V.I. Technology.
[7]	MassMutual is the investment adviser to the listed MML Trust Funds pursuant to an investment management agreement.
[8]	MassMutual is the investment adviser to the listed MML II Trust Funds pursuant to an investment management agreement.
[9]	Commencement of operations, effective May 3, 2010.
[10]	Prior to August 20, 2010, MML Growth & Income was formerly known as MML Capital Guardian Growth & Income.
[11]	Prior to August 20, 2010, MML Income & Growth was formerly known as MML American Century Income & Growth.
[12]

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund/Sub-Account has not been passed on by NASDAQ as to its legality or suitability. The Fund/Sub-Account is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ makes no warranties and bears no liability with respect to The Fund/Sub-Account.

[13]	Prior to March 15, 2010, MML Oppenheimer/Loomis Sayles Equity was formerly known as MML Oppenheimer/Bernstein Equity.
[14]	OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, serves as the investment adviser to the listed Funds/Portfolios.
[15]	Prior to April 30, 2010, Oppenheimer Global Strategic Income was formerly known as Oppenheimer Strategic Bond.
[16]	Prior to April 30, 2010, Oppenheimer Small- & Mid-Cap Growth was formerly known as Oppenheimer MidCap.
[17]	Pacific Investment Management Company LLC is the investment adviser to this Portfolio.

3.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (FASB) issued FASB Accounting Standards Codification (ASC) effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC is an aggregation of previously issued authoritative U.S. generally accepted accounting principles (herein referred to as “generally accepted accounting principles”) in one comprehensive set of guidance organized by subject area. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to generally accepted accounting principles will be incorporated into the ASC through Accounting Standards Updates (ASU).

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date, and they are generally reinvested in the underlying investment sub-account.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

Notes To Financial Statements (Continued)

contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and net assets of the Separate Account. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the Separate Account. Net transfer from C.M. Life to the Separate Account totaled $19,015 and $6,540 for the years ended December 31, 2010 and 2009, respectively. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table.

I.	Fair Value Measurements

In January 2010, the FASB issued ASU No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. This update requires the additional disclosure of transfers in and out of Level 1 and Level 2 fair value measurements as well as descriptions of the reasons for the transfers. It also requires separate presentation of purchases, sales, issuances and settlements within the Level 3 reconciliation, which is the schedule for fair value measurements using significant unobservable inputs. This update further clarifies the existing disclosure requirements that a reporting entity should provide fair value measurement disclosure for each class of assets and liabilities. It also requires that the valuation methods and inputs used to develop these fair value measurements be disclosed. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward activity of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Adoption of this standard did not have a significant impact on the Account.

4.	FAIR VALUE OF FINANCIAL STATEMENTS

The Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of the Separate Account are measured at fair value on a recurring basis. All the net assets are categorized as Level 1 as of December 31, 2010. There has been no movement between levels for the year ending December 31, 2010.

The Separate Account does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under U.S. generally accepted accounting principles.

Notes To Financial Statements (Continued)

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts are sold by both registered representatives of MML Investors Services, Inc. (“MMLISI”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (“MML Distributors”), a subsidiary of MassMutual. Pursuant to agreements with C.M. Life and the separate account, MMLISI serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLISI and MML Distributors are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. Commissions for sales of contracts by MMLISI registered representatives are paid on behalf of MMLISI to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLISI and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account

Cost of purchases	$11,536,530	$1,003,701	$716,934	$1,141,219	$777,973	$2,674,507	$1,933,934	$5,628,581	$936,873	$388,029	$357,210	$8,725,098
Proceeds from sales	(24,553,318)	(661,119)	(1,014,010)	(2,841,415)	(1,384,042)	(978,944)	(3,388,306)	(13,045,836)	(39,897)	(30,704)	(57,711)	(17,350,195)

	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson High Yield Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account
				(Initial Class )	(Service Class)
Cost of purchases	$855,968	$501,547	$5,654,673	$15,690,447	$2,463,701	$1,273,728	$5,381,521	$203,109	$560,765	$5,134,664	$5,122,960	$2,522,315
Proceeds from sales	(1,864,144)	(66,111)	(6,637,000)	(17,100,071)	(543,561)	(422,225)	(1,772,505)	(77,232)	(73,186)	(10,766,954)	(2,491,229)	(5,286,953)

	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Income & Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account
Cost of purchases	$556,230	$2,529,812	$4,431,698	$6,925,797	$4,887,887	$3,070,947	$2,706,134	$10,064,076	$11,649,180	$1,195,572	$2,234,757	$3,826,870
Proceeds from sales	(865,842)	(5,012,428)	(9,493,794)	(3,686,638)	(8,982,808)	(6,190,947)	(5,403,102)	(4,535,430)	(10,778,825)	(1,164,653)	(5,645,184)	(9,145,763)

	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account
Cost of purchases	$2,319,883	$2,104,829	$1,833,875	$3,703,652	$8,656,149	$192,863	$3,169,505	$1,770,061	$1,098,074	$5,013,373	$355,312	$12,551,767
Proceeds from sales	(5,212,987)	(3,887,777)	(3,151,671)	(5,235,155)	(21,446,095)	(20,817)	(6,223,404)	(3,929,235)	(4,643,956)	(14,227,450)	(4,755,287)	(27,087,757)

	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO Commodity RealReturn® Strategy Sub-Account
Cost of purchases	$17,557,646	$1,365,622	$5,203,723	$5,616,201	$6,033,788	$3,245,835	$927,813	$1,576,883	$1,567,614
Proceeds from sales	(23,049,272)	(3,142,899)	(9,724,427)	(12,575,112)	(16,419,189)	(7,886,910)	(2,336,511)	(2,859,608)	(1,173,672)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2010 were as follows:

December 31, 2010	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Financial Services Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account

Units purchased	225,006	12,650	13,232	24,530	56,297	181,322	43,024	81,305	53,990	10,889
Units withdrawn	(760,281)	(32,272)	(53,664)	(100,914)	(183,300)	(39,186)	(120,151)	(391,475)	(2,873)	(3,186)
Units transferred between Sub-Accounts and to/from the Fixed Account	(280,798)	40,055	(8,945)	(63,407)	(77,846)	43,257	(11,090)	(121,294)	20,899	18,901

Net increase (decrease)	(816,073)	20,433	(49,377)	(139,791)	(204,849)	185,393	(88,217)	(431,464)	72,016	26,604

December 31, 2010 (Continued)	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson High Yield Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Short-Duration Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account
						(Initial Class)	(Service Class)
Units purchased	12,611	110,052	10,528	1,702	80,111	118,005	6,449	12,798	214,944	4,764
Units withdrawn	(1,512)	(897,011)	(87,927)	(1,236)	(275,416)	(387,927)	(32,611)	(18,795)	(90,492)	(525)
Units transferred between Sub-Accounts and to/from the Fixed Account	11,724	(75,226)	(33,916)	42,435	80,279	86,075	191,970	86,525	245,438	1,693

Net increase (decrease)	22,823	(862,185)	(111,315)	42,901	(115,026)	(183,847)	165,808	80,528	369,890	5,932

December 31, 2010 (Continued)	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Income & Growth Sub-Accont	MML Legg Mason Concentrated Growth Sub-Account
Units purchased	8,516	112,456	162,631	70,945	23,193	42,973	119,330	414,076	72,415	77,570
Units withdrawn	(2,481)	(396,279)	(115,740)	(246,943)	(82,410)	(288,901)	(385,460)	(121,658)	(419,465)	(330,080)
Units transferred between Sub-Accounts and to/from the Fixed Account	23,533	(227,835)	210,288	(103,592)	(8,841)	(55,346)	(184,445)	46,476	(134,757)	(162,261)

Net increase (decrease)	29,568	(511,658)	257,179	(279,590)	(68,058)	(301,274)	(450,575)	338,894	(481,807)	(414,771)

December 31, 2010 (Continued)	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer/ Loomis Sayles Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account

Units purchased	46,737	445,167	142,110	50,112	38,736	88,181	58,909	28,951	49,297	68,657
Units withdrawn	(321,722)	(184,024)	(664,043)	(85,796)	(179,868)	(558,811)	(308,656)	(122,562)	(102,889)	(161,483)
Units transferred between Sub-Accounts and to/from the Fixed Account	(92,060)	301,175	623,883	52,323	(102,216)	(189,799)	(127,205)	(26,251)	(39,007)	(28,779)

Net increase (decrease)	(367,045)	562,318	101,950	16,639	(243,348)	(660,429)	(376,952)	(119,862)	(92,599)	(121,605)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2010 (Continued)	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account

Units purchased	109,394	4,160	58,529	39,481	555	191,770	894	217,998	119,894	133
Units withdrawn	(489,932)	(226)	(241,901)	(124,595)	(290,841)	(763,810)	(335,026)	(836,628)	(744,803)	(373,479)
Units transferred between Sub-Accounts and to/from the Fixed Account	(160,399)	7,394	(94,984)	(52,905)	(92,191)	(364,339)	(69,916)	(320,664)	(29,804)	(258,232)

Net increase (decrease)	(540,937)	11,328	(278,356)	(138,019)	(382,477)	(936,379)	(404,048)	(939,294)	(654,713)	(631,578)

December 31, 2010 (Continued)	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

Units purchased	99,970	103,575	49,417	181,384	14,759	17,301	22,236
Units withdrawn	(269,699)	(677,015)	(539,717)	(609,359)	(140,597)	(133,506)	(62,926)
Units transferred between Sub-Accounts and to/from the Fixed Account	(104,324)	(211,955)	(322,903)	(309,436)	(5,809)	(3,597)	33,081

Net increase (decrease)	(274,053)	(785,395)	(813,203)	(737,411)	(131,647)	(119,802)	(7,609)

December 31, 2009	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account
Units purchased	27,592	44,170	50,114	335,858	32,684	124,065	67,937	104,717	120,674	22,166
Units withdrawn	(82,254)	(172,456)	(215,637)	(1,076,177)	(18,050)	(27,941)	(145,478)	(651,557)	(642,025)	(14)
Units transferred between Sub-Accounts and to/from the Fixed Account	(7,092)	(70,260)	164,546	(340,536)	(47,237)	85,123	(58,641)	(242,925)	(317,835)	20,988

Net increase (decrease)	(61,754)	(198,546)	(977)	(1,080,855)	(32,603)	181,247	(136,182)	(789,765)	(839,186)	43,140

December 31, 2009 (Continued)	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account
						(Initial Class)	(Service Class)
Units purchased	11,287	2,816	149,580	11,346	91,190	149,987	3,124	211,204	1,826	3,067
Units withdrawn	(27)	(13)	(1,211,534)	(95,844)	(356,559)	(486,675)	(13,768)	(30,704)	(20)	(170)
Units transferred between Sub-Accounts and to/from the Fixed Account	9,221	11,696	(257,658)	(43,342)	128,910	66,485	153,751	144,457	10,130	16,007

Net increase (decrease)	20,481	14,499	(1,319,612)	(127,840)	(136,459)	(270,203)	143,107	324,957	11,936	18,904

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2009 (Continued)	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account
Units purchased	170,656	180,416	202,153	134,285	28,841	59,859	384,398	121,786	59,549	505,511
Units withdrawn	(674,871)	(536,727)	(59,392)	(442,907)	(94,241)	(334,236)	(43,838)	(421,442)	(388,502)	(31,476)
Units transferred between Sub-Accounts and to/from the Fixed Account	(225,710)	(262,817)	277,920	(169,960)	(48,067)	(56,357)	83,289	(124,966)	(162,608)	543,331

Net increase (decrease)	(729,925)	(619,128)	420,681	(478,582)	(113,467)	(330,734)	423,849	(424,622)	(491,561)	1,017,366

December 31, 2009 (Continued)	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account
Units purchased	232,356	53,019	47,178	13,087	166,807	84,398	51,589	60,564	101,418	8,728
Units withdrawn	(1,109,643)	(140,172)	(253,863)	(63,080)	(703,609)	(400,782)	(126,499)	(117,048)	(258,471)	(41,779)
Units transferred between Sub-Accounts and to/from the Fixed Account	420,637	166,467	629,512	(767,593)	(318,056)	(234,984)	(3,110)	379,652	(11,954)	(628,997)

Net increase (decrease)	(456,650)	79,314	422,827	(817,586)	(854,858)	(551,368)	(78,020)	323,168	(169,007)	(662,048)

December 31, 2009 (Continued)	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account
Units purchased	157,499	2,797	90,656	57,818	32,815	287,075	8,340	320,290	111,059	146,796
Units withdrawn	(695,244)	-	(322,660)	(185,018)	(510,400)	(1,127,566)	(490,508)	(1,187,996)	(778,614)	(304,550)
Units transferred between Sub-Accounts and to/from the Fixed Account	(168,389)	924	(165,916)	(16,207)	(624,470)	(211,723)	(334,319)	(493,488)	(399,044)	(123,019)

Net increase (decrease)	(706,134)	3,721	(397,920)	(143,407)	(1,102,055)	(1,052,214)	(816,487)	(1,361,194)	(1,066,599)	(280,773)

December 31, 2009 (Continued)	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
Units purchased	137,599	297,464	80,521	145,812	23,352	24,864	42,181
Units withdrawn	(1,047,344)	(752,895)	(1,796,448)	(1,068,546)	(180,304)	(250,764)	(71,652)
Units transferred between Sub-Accounts and to/from the Fixed Account	(364,689)	(328,634)	32,437	(121,258)	(67,094)	(50,824)	13,336

Net increase (decrease)	(1,274,434)	(784,065)	(1,683,490)	(1,043,992)	(224,046)	(276,724)	(16,135)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2010 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Fidelity® VIP Contrafund® Sub-Account
2010	6,069,092	$13.60 to $15.27	$103,494,362	1.20%	1.18% to 2.00%	15.30% to 15.84%
2009	6,885,165	11.74 to 13.25	102,114,120	1.36	1.18 to 2.00	33.49 to 34.12
2008	7,966,020	8.76 to 9.92	89,687,194	0.91	1.18 to 2.00	(43.46) to (43.19)
2007	9,794,196	15.41 to 17.55	198,200,909	0.89	1.18 to 2.00	15.66 to 16.21
2006	11,496,845	13.26 to 15.17	204,031,816	1.27	1.18 to 2.00	9.89 to 10.41

ING Clarion Global Real Estate Sub-Account
2010	198,022	10.56 to 10.79	2,122,080	8.78	1.18 to 2.00	14.10 to 14.64
2009	177,589	9.25 to 9.41	1,661,090	2.47	1.18 to 2.00	31.23 to 31.85
2008	210,192	7.05 to 7.14	1,492,960	1.92	1.18 to 2.00	(29.78) to (29.45)
2007	248,365	10.04 to 10.12	2,504,402	2.47	1.18 to 2.00	(17.72) to (17.33)
2006	260,654	12.20 to 12.24	3,185,955	1.40	1.18 to 2.00	22.02 to 22.40

Invesco V.I. Financial Services Sub-Account
2010	338,050	5.73 to 6.30	2,109,483	0.11	1.18 to 2.00	8.51 to 9.02
2009	387,427	5.25 to 5.80	2,219,280	3.20	1.18 to 2.00	25.34 to 25.93
2008	449,181	4.17 to 4.63	2,062,061	2.47	1.18 to 2.00	(60.11) to (59.92)
2007	530,883	10.41 to 11.60	6,140,120	1.57	1.18 to 2.00	(23.50) to (23.13)
2006	668,965	13.54 to 15.17	10,122,084	1.52	1.18 to 2.00	14.54 to 15.08

Invesco V.I. Global Health Care Sub-Account
2010	742,632	10.74 to 11.90	8,694,526	-	1.18 to 2.00	3.57 to 4.06
2009	882,423	10.32 to 11.49	9,954,814	0.34	1.18 to 2.00	25.59 to 26.18
2008	1,080,969	8.18 to 9.15	9,722,422	-	1.18 to 2.00	(29.79) to (29.46)
2007	1,339,800	11.59 to 13.03	17,224,654	-	1.18 to 2.00	10.01 to 10.54
2006	1,651,868	10.49 to 11.84	19,348,380	-	1.18 to 2.00	3.52 to 4.00

Invesco V.I. Technology Sub-Account
2010	1,507,730	3.17 to 3.21	4,911,093	-	1.18 to 2.00	19.32 to 19.88
2009	1,712,579	2.64 to 2.69	4,653,557	-	1.18 to 2.00	54.82 to 55.55
2008	1,713,556	1.70 to 1.74	3,004,206	-	1.18 to 2.00	(45.41) to (45.16)
2007	2,359,585	3.10 to 3.19	7,573,670	-	1.18 to 2.00	5.93 to 6.43
2006	2,827,387	2.91 to 3.01	8,552,286	-	1.18 to 2.00	8.68 to 9.19

MML Aggressive Allocation Sub-Account
2010	646,769	10.19 to 10.34	6,677,316	1.22	1.18 to 2.00	14.15 to 14.69
2009	461,376	8.93 to 9.01	4,152,628	0.27	1.18 to 2.00	31.85 to 32.47
2008	280,129	6.77 to 6.80	1,904,115	-	1.18 to 2.00	(32.26) to (31.96)

MML AllianceBernstein Small/Mid Cap Value Sub-Account
2010	910,580	17.29 to 17.92	16,159,322	0.61	1.18 to 2.00	24.77 to 25.35
2009	998,797	13.86 to 14.30	14,137,028	1.28	1.18 to 2.00	40.39 to 41.05
2008	1,134,979	9.87 to 10.14	11,395,812	-	1.18 to 2.00	(39.36) to (39.07)
2007	1,489,108	16.27 to 16.63	24,546,644	0.77	1.18 to 2.00	(19.66) to (19.28)
2006	1,770,016	20.26 to 20.61	36,191,869	0.40	1.18 to 2.00	17.91 to 18.46

MML American Century Mid Cap Value Sub-Account
2010	3,011,202	20.09 to 21.10	60,401,254	1.48	1.18 to 2.00	18.13 to 18.69
2009	3,442,666	17.00 to 17.78	58,114,967	2.13	1.18 to 2.00	28.18 to 28.79
2008	4,281,852	13.27 to 13.81	56,027,063	-	1.18 to 2.00	(25.74) to (25.39)
2007	5,759,094	17.86 to 18.50	100,836,254	0.94	1.18 to 2.00	(3.93) to (3.47)
2006	6,998,992	18.59 to 19.17	126,858,496	1.14	1.18 to 2.00	14.97 to 15.51

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML American Funds® Core Allocation Sub-Account
2010	115,156	$13.13	$1,511,448	1.59%	1.18%	7.89%
2009[6]	43,140	12.17	524,837	0.26	1.18	21.66

MML American Funds® Growth Sub-Account
2010	47,085	15.05	708,466	0.20	1.18	16.77
2009[6]	20,481	12.89	263,909	0.35	1.18	28.85

MML American Funds® International Sub-Account
2010	37,322	14.34	535,109	0.91	1.18	5.56
2009[6]	14,499	13.58	196,921	0.70	1.18	35.82

MML Babson Blend Sub-Account
2010	5,860,360	11.75 to 12.05	68,324,616	2.10	1.18 to 2.00	10.66 to 11.19
2009	6,722,545	10.61 to 10.84	70,380,294	2.63	1.18 to 2.00	18.58 to 19.14
2008	8,042,157	8.95 to 9.10	70,632,016	3.04	1.18 to 2.00	(24.00) to (23.64)
2007	9,976,579	11.78 to 11.91	114,741,535	2.97	1.18 to 2.00	4.16 to 4.66
2006	12,217,792	11.31 to 11.38	134,343,304	2.76	1.18 to 2.00	9.95 to 10.47

MML Babson Enhanced Index Core Equity Sub-Account
2010	616,897	9.93 to 14.01	6,531,060	1.47	1.18 to 2.00	12.33 to 12.86
2009	728,212	8.84 to 12.42	6,796,927	-	1.18 to 2.00	22.04 to 22.61
2008	856,052	7.24 to 10.13	6,496,139	1.80	1.18 to 2.00	(38.32) to (38.03)
2007	1,097,381	11.75 to 16.34	13,408,463	1.15	1.18 to 2.00	2.70 to 3.18
2006	1,388,397	11.44 to 15.84	16,354,601	1.42	1.18 to 2.00	14.26 to 14.80

MML Babson High Yield Sub-Account
2010[7]	42,901	10.58 to 10.61	454,531	5.10	1.18 to 2.00	5.75 to 6.08

MML Babson Inflation-Protected and Income Sub-Account
2010	1,733,095	12.24 to 12.69	21,723,909	3.20	1.18 to 2.00	4.82 to 5.31
2009	1,848,121	11.68 to 12.05	21,994,460	1.97	1.18 to 2.00	9.35 to 9.86
2008	1,984,580	10.68 to 10.97	21,520,554	6.15	1.18 to 2.00	(5.93) to (5.48)
2007	2,130,193	11.36 to 11.61	24,482,739	4.25	1.18 to 2.00	5.74 to 6.24
2006	2,580,334	10.74 to 10.93	27,950,398	3.79	1.18 to 2.00	(0.68) to (0.21)

MML Babson Managed Bond Sub-Account (Initial Class)
2010	2,982,693	16.47 to 16.55	49,794,456	3.74	1.18 to 2.00	5.21 to 5.71
2009	3,166,540	15.58 to 15.73	49,871,549	4.33	1.18 to 2.00	8.40 to 8.91
2008	3,436,743	14.31 to 14.51	49,811,560	4.76	1.18 to 2.00	0.70 to 1.18
2007	4,132,073	14.14 to 14.41	59,345,796	5.14	1.18 to 2.00	5.34 to 5.84
2006	4,611,446	13.36 to 13.68	62,802,236	4.56	1.18 to 2.00	2.41 to 2.89

MML Babson Managed Bond Sub-Account (Service Class)
2010	308,915	11.27	3,480,048	3.72	1.55	5.22
2009[6]	143,107	10.71	1,532,221	3.52	1.55	7.07

MML Babson Short-Duration Bond Sub-Account
2010[7]	80,528	10.17 to 10.20	821,102	1.41	1.18 to 2.00	1.72 to 2.04

MML Balanced Allocation Sub-Account
2010	977,521	10.48 to 10.62	10,350,816	1.55	1.18 to 2.00	10.89 to 11.41
2009	607,631	9.45 to 9.53	5,778,315	0.69	1.18 to 2.00	21.48 to 22.05
2008	282,674	7.78 to 7.81	2,203,516	-	1.18 to 2.00	(22.24) to (21.89)

MML Baring China Sub-Account
2010	17,868	15.28	272,945	0.52	1.18	3.20
2009[6]	11,936	14.80	176,669	-	1.18	48.02

MML Baring Strategic Emerging Markets Sub-Account
2010	48,472	17.32	839,384	0.10	1.18	15.38
2009[6]	18,904	15.01	283,712	0.49	1.18	50.08

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Capital Guardian Asset Allocation Sub-Account
2010	3,042,517	$12.83 to $13.30	$40,014,703	2.42%	1.18% to 2.00%	10.77% to 11.29%
2009	3,554,175	11.58 to 11.95	41,979,106	4.09	1.18 to 2.00	15.10 to 15.64
2008	4,284,100	10.06 to 10.33	43,795,111	0.08	1.18 to 2.00	(31.46) to (31.14)
2007	6,002,632	14.68 to 15.00	89,205,621	2.24	1.18 to 2.00	(0.52) to (0.05)
2006	6,861,947	14.75 to 15.01	102,200,116	0.85	1.18 to 2.00	11.42 to 11.94

MML Conservative Allocation Sub-Account
2010	896,471	10.74 to 10.89	9,727,064	1.57	1.18 to 2.00	10.08 to 10.60
2009	639,292	9.76 to 9.85	6,273,498	0.67	1.18 to 2.00	19.17 to 19.73
2008	218,611	8.19 to 8.22	1,794,564	-	1.18 to 2.00	(18.12) to (17.75)

MML Davis Large Cap Value Sub-Account
2010	1,999,601	10.45 to 10.84	21,428,580	0.80	1.18 to 2.00	10.51 to 11.03
2009	2,279,191	9.45 to 9.76	21,979,241	1.12	1.18 to 2.00	28.50 to 29.10
2008	2,757,773	7.36 to 7.56	20,628,417	-	1.18 to 2.00	(40.29) to (40.01)
2007	3,502,851	12.32 to 12.60	43,736,903	0.92	1.18 to 2.00	2.51 to 3.00
2006	3,939,751	12.02 to 12.24	47,851,533	0.68	1.18 to 2.00	12.39 to 12.92

MML Emerging Growth Sub-Account
2010	542,898	5.09 to 5.36	2,852,990	-	1.18 to 2.00	23.24 to 23.82
2009	610,956	4.13 to 4.32	2,584,788	-	1.18 to 2.00	10.32 to 10.84
2008	724,423	3.74 to 3.90	2,766,821	-	1.18 to 2.00	(42.88) to (42.61)
2007	988,348	6.55 to 6.80	6,576,727	-	1.18 to 2.00	15.88 to 16.43
2006	1,016,195	5.65 to 5.84	5,816,679	-	1.18 to 2.00	3.60 to 4.08

MML Equity Index Sub-Account
2010	1,892,254	8.62 to 9.57	17,567,398	1.54	1.18 to 2.00	12.64 to 13.17
2009	2,193,528	7.62 to 8.49	17,999,877	2.45	1.18 to 2.00	24.09 to 24.67
2008	2,524,262	6.11 to 6.84	16,679,664	-	1.18 to 2.00	(38.29) to (38.00)
2007	3,289,987	9.85 to 11.09	35,219,376	1.38	1.18 to 2.00	3.40 to 3.89
2006	4,177,656	9.48 to 10.73	43,222,824	1.42	1.18 to 2.00	13.42 to 13.95

MML Growth & Income Sub-Account
2010	2,973,840	12.17 to 12.62	37,143,750	1.36	1.18 to 2.00	9.65 to 10.17
2009	3,424,415	11.10 to 11.46	38,797,390	2.02	1.18 to 2.00	25.57 to 26.16
2008	4,043,543	8.84 to 9.08	36,346,712	-	1.18 to 2.00	(41.09) to (40.81)
2007	5,413,585	15.01 to 15.34	82,301,912	1.07	1.18 to 2.00	(1.97) to (1.51)
2006	6,654,991	15.31 to 15.58	102,874,493	0.38	1.18 to 2.00	8.28 to 8.79

MML Growth Allocation Sub-Account
2010	1,470,314	10.28 to 10.43	15,314,949	1.19	1.18 to 2.00	13.04 to 13.58
2009	1,131,420	9.10 to 9.18	10,372,210	0.40	1.18 to 2.00	27.49 to 28.09
2008	707,571	7.14 to 7.17	5,065,739	-	1.18 to 2.00	(28.65) to (28.33)

MML Income & Growth Sub-Account
2010	3,172,697	8.95 to 9.60	34,788,401	3.82	1.18 to 2.00	9.87 to 10.39
2009	3,654,504	8.11 to 8.74	36,409,704	0.88	1.18 to 2.00	16.12 to 16.67
2008	4,444,269	6.95 to 7.52	38,220,752	-	1.18 to 2.00	(35.83) to (35.53)
2007	5,915,715	10.78 to 11.72	79,916,697	1.42	1.18 to 2.00	(2.40) to (1.94)
2006	7,413,557	10.99 to 12.01	103,611,234	1.55	1.18 to 2.00	15.19 to 15.73

MML Legg Mason Concentrated Growth Sub-Account
2010	2,451,525	6.21 to 8.26	19,195,687	0.54	1.18 to 2.00	12.34 to 12.87
2009	2,866,296	5.51 to 7.35	19,970,970	0.33	1.18 to 2.00	40.48 to 41.14
2008	3,290,918	3.90 to 5.23	16,437,241	-	1.18 to 2.00	(60.48) to (60.29)
2007	3,966,255	9.82 to 13.24	50,653,996	0.26	1.18 to 2.00	13.30 to 13.84
2006	4,653,954	8.63 to 11.69	52,819,079	0.07	1.18 to 2.00	4.15 to 4.64

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML MFS Global Sub-Account
2010	1,969,543	$5.72 to $7.85	$15,226,337	0.53%	1.18% to 2.00%	10.98% to 11.50%
2009	2,336,588	5.13 to 7.07	16,244,359	0.73	1.18 to 2.00	29.80 to 30.42
2008	2,828,149	3.93 to 5.45	15,195,658	-	1.18 to 2.00	(44.20) to (43.94)
2007	3,645,960	7.01 to 9.76	35,339,904	1.44	1.18 to 2.00	2.04 to 2.53
2006	4,418,831	6.84 to 9.57	42,114,051	0.50	1.18 to 2.00	10.51 to 11.03

MML Moderate Allocation Sub-Account
2010	2,102,378	10.47 to 10.61	22,257,747	1.39	1.18 to 2.00	11.62 to 12.15
2009	1,540,060	9.38 to 9.46	14,539,395	0.69	1.18 to 2.00	23.84 to 24.43
2008	522,694	7.57 to 7.61	3,970,007	-	1.18 to 2.00	(24.28) to (23.94)

MML Money Market Sub-Account
2010	1,138,213	9.71 to 9.85	11,147,045	0.04	1.18 to 2.00	(1.63) to (1.17)
2009	1,036,263	9.87 to 9.96	10,283,456	0.06	1.18 to 2.00	(1.57) to (1.11)
2008	1,492,913	10.03 to 10.07	15,006,134	1.62	1.18 to 2.00	0.30 to 0.75

MML NASDAQ-100® Sub-Account
2010	1,020,962	4.85 to 5.09	5,090,741	0.13	1.18 to 2.00	17.71 to 18.27
2009	1,004,323	4.12 to 4.31	4,231,954	-	1.18 to 2.00	51.28 to 51.99
2008	925,009	2.72 to 2.83	2,564,940	-	1.18 to 2.00	(42.76) to (42.49)
2007	1,192,304	4.75 to 4.93	5,754,300	0.03	1.18 to 2.00	16.75 to 17.31
2006	1,233,967	4.07 to 4.20	5,087,743	0.05	1.18 to 2.00	5.03 to 5.53

MML Oppenheimer Small Cap Equity Sub-Account
2010	1,435,785	14.28 to 15.03	22,409,131	0.74	1.18 to 2.00	21.36 to 21.93
2009	1,679,133	11.71 to 12.38	21,533,991	0.52	1.18 to 2.00	34.31 to 34.94
2008	1,256,306	8.68 to 9.22	12,071,078	-	1.18 to 2.00	(39.24) to (38.96)
2007	1,660,005	14.21 to 15.17	26,385,205	0.65	1.18 to 2.00	(2.82) to (2.36)
2006	2,068,458	14.56 to 15.61	33,935,434	0.34	1.18 to 2.00	8.69 to 9.20

MML Oppenheimer Small Company Opportunities Sub-Account
2010	-	-	-	-	-	-
2009	-	-	-	-	1.18 to 2.00	(9.17) to (9.03)
2008	817,586	10.97 to 10.98	9,050,959	0.18	1.18 to 2.00	(40.59) to (40.31)
2007	1,126,653	18.39 to 18.46	20,965,369	-	1.18 to 2.00	(8.61) to (8.18)
2006	1,233,667	20.03 to 20.20	25,085,943	-	1.18 to 2.00	13.56 to 14.09

MML Oppenheimer/Loomis Sayles Equity Sub-Account
2010	4,370,005	9.70 to 10.26	42,047,178	1.82	1.18 to 2.00	12.89 to 13.42
2009	5,030,434	8.59 to 9.05	42,540,794	2.65	1.18 to 2.00	28.57 to 29.18
2008	5,885,292	6.68 to 7.01	38,527,030	-	1.18 to 2.00	(42.54) to (42.27)
2007	7,215,328	11.63 to 12.14	81,577,731	1.94	1.18 to 2.00	2.29 to 2.78
2006	8,220,490	11.37 to 11.81	90,263,846	1.35	1.18 to 2.00	16.08 to 16.62

MML Rainier Large Cap Growth Sub-Account
2010	2,436,588	6.73 to 8.39	19,289,246	0.09	1.18 to 2.00	16.93 to 17.48
2009	2,813,540	5.73 to 7.18	19,046,633	0.48	1.18 to 2.00	29.60 to 30.21
2008	3,364,908	4.40 to 5.54	17,626,858	-	1.18 to 2.00	(41.80) to (41.53)
2007	4,140,639	7.53 to 9.52	37,464,740	0.14	1.18 to 2.00	11.70 to 12.23
2006	5,195,907	6.71 to 8.52	42,393,791	0.19	1.18 to 2.00	3.16 to 3.64

MML Small Cap Index Sub-Account
2010	774,479	14.94 to 17.21	12,813,864	0.57	1.18 to 2.00	23.56 to 24.14
2009	894,341	12.04 to 13.93	11,967,760	1.27	1.18 to 2.00	22.76 to 23.34
2008	972,361	9.76 to 11.35	10,639,789	-	1.18 to 2.00	(32.49) to (32.17)
2007	1,209,266	14.39 to 16.81	19,652,061	0.73	1.18 to 2.00	(2.20) to (1.74)
2006	1,600,244	14.64 to 17.19	26,770,093	0.51	1.18 to 2.00	13.33 to 13.86

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML T. Rowe Price Blue Chip Growth Sub-Account
2010	886,242	$14.39 to $14.91	$13,059,637	0.08%	1.18% to 2.00%	14.27% to 14.81%
2009	978,841	12.59 to 12.99	12,556,485	0.18	1.18 to 2.00	40.05 to 40.71
2008	655,673	8.99 to 9.23	5,988,227	-	1.18 to 2.00	(43.40) to (43.14)
2007	776,221	15.88 to 16.24	12,481,033	0.45	1.18 to 2.00	10.81 to 11.34
2006	740,632	14.33 to 14.58	10,719,091	0.12	1.18 to 2.00	7.68 to 8.18

MML T. Rowe Price Equity Income Sub-Account
2010	1,550,822	14.67 to 15.20	23,345,832	1.53	1.18 to 2.00	13.07 to 13.60
2009	1,672,427	12.97 to 13.38	22,143,201	2.44	1.18 to 2.00	23.14 to 23.72
2008	1,841,434	10.53 to 10.82	19,722,742	-	1.18 to 2.00	(36.86) to (36.56)
2007	2,382,157	16.68 to 17.05	40,252,235	1.47	1.18 to 2.00	1.43 to 1.91
2006	2,574,409	16.45 to 16.73	42,742,103	0.66	1.18 to 2.00	17.07 to 17.62

MML T. Rowe Price Growth Equity Sub-Account
2010	-	-	-	-	-	-
2009	-	-	-	0.10	1.18 to 2.00	8.99 to 9.16
2008	662,048	3.44 to 4.53	2,924,238	-	1.18 to 2.00	(43.66) to (43.39)
2007	797,394	6.07 to 8.04	6,273,231	0.45	1.18 to 2.00	2.67 to 3.16
2006	1,046,274	5.89 to 7.83	8,038,729	0.43	1.18 to 2.00	0.25 to 0.72

MML T. Rowe Price Mid Cap Growth Sub-Account
2010	3,691,495	17.53 to 22.08	90,253,793	-	1.18 to 2.00	25.97 to 26.56
2009	4,232,432	13.85 to 17.53	82,285,772	-	1.18 to 2.00	42.98 to 43.65
2008	4,938,566	9.64 to 12.26	67,851,126	-	1.18 to 2.00	(41.19) to (40.91)
2007	6,294,639	16.32 to 20.84	150,134,958	0.08	1.18 to 2.00	14.97 to 15.51
2006	7,937,607	14.12 to 18.13	166,896,714	-	1.18 to 2.00	5.01 to 5.51

MML T. Rowe Price Small Company Value Sub-Account
2010	15,049	15.37	231,357	1.26	1.18	19.18
2009[5]	3,721	12.90	47,998	0.25	1.18	29.00

MML Templeton Foreign Sub-Account
2010	1,621,397	11.27 to 12.21	19,353,021	1.58	1.18 to 2.00	2.99 to 3.47
2009	1,899,753	10.89 to 11.85	21,978,490	2.38	1.18 to 2.00	27.16 to 27.76
2008	2,297,673	8.52 to 9.32	20,924,257	0.04	1.18 to 2.00	(42.04) to (41.77)
2007	3,020,524	14.64 to 16.08	47,578,622	2.17	1.18 to 2.00	11.61 to 12.14
2006	3,345,675	13.05 to 14.41	47,290,485	0.60	1.18 to 2.00	21.50 to 22.07

MML W&R/Wellington Small Cap Growth Equity Sub-Account
2010	1,016,012	11.32 to 16.10	15,244,882	-	1.18 to 2.00	20.27 to 20.83
2009	1,154,031	9.36 to 13.38	14,488,219	-	1.18 to 2.00	36.14 to 36.79
2008	1,297,438	6.85 to 9.83	12,115,257	-	1.18 to 2.00	(39.55) to (39.26)
2007	1,570,370	11.27 to 16.26	24,896,942	0.11	1.18 to 2.00	7.82 to 8.33
2006	1,876,463	10.40 to 15.08	28,337,982	-	1.18 to 2.00	7.31 to 7.82

Oppenheimer Balanced Sub-Account
2010	1,570,955	9.95 to 10.08	15,923,442	1.47	1.18 to 2.00	11.07 to 11.59
2009	1,953,432	8.96 to 9.03	17,757,024	-	1.18 to 2.00	19.90 to 20.46
2008	3,055,487	7.47 to 7.50	23,089,459	3.07	1.18 to 2.00	(44.40) to (44.14)
2007	4,347,912	13.42 to 13.43	58,966,282	2.62	1.18 to 2.00	2.08 to 2.56
2006	5,168,920	13.09 to 13.16	68,535,079	2.24	1.18 to 2.00	9.33 to 9.85

Oppenheimer Capital Appreciation Sub-Account
2010	5,704,708	7.77 to 10.74	55,101,838	0.18	1.18 to 2.00	7.63 to 8.13
2009	6,641,087	7.19 to 9.98	59,810,626	0.33	1.18 to 2.00	42.15 to 42.82
2008	7,693,301	5.03 to 7.02	49,012,805	0.15	1.18 to 2.00	(46.41) to (46.16)
2007	9,339,086	9.35 to 13.10	112,452,032	0.23	1.18 to 2.00	12.27 to 12.80
2006	10,976,967	8.29 to 11.67	119,055,851	0.39	1.18 to 2.00	6.19 to 6.69

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer Core Bond Sub-Account
2010	1,449,962	$11.51	$16,690,620	1.93%	1.55%	9.87%
2009	1,854,010	10.48	19,425,077	-	1.55	8.09
2008	2,670,497	9.69	25,885,750	5.06	1.55	(39.90)
2007	3,909,361	16.13	63,049,647	5.51	1.55	2.93
2006	5,001,584	15.67	78,366,878	5.66	1.55	3.82

Oppenheimer Global Securities Sub-Account
2010	6,905,631	13.45 to 19.42	117,088,259	1.46	1.18% to 2.00	14.07 to 14.61
2009	7,844,925	11.74 to 17.03	116,691,364	2.32	1.18 to 2.00	37.48% to 38.13
2008	9,206,119	8.50 to 12.39	100,528,424	1.66	1.18 to 2.00	(41.17) to (40.89)
2007	11,752,318	14.37 to 21.05	222,629,283	1.37	1.18 to 2.00	4.57 to 5.07
2006	13,749,758	13.68 to 20.13	252,825,203	1.03	1.18 to 2.00	15.77 to 16.32

Oppenheimer Global Strategic Income Sub-Account
2010	4,211,520	18.05 to 18.11	77,439,204	8.64	1.18 to 2.00	13.09 to 13.62
2009	4,866,233	15.94 to 15.97	78,721,707	0.53	1.18 to 2.00	16.89 to 17.44
2008	5,910,225	13.57 to 13.66	81,639,636	5.35	1.18 to 2.00	(15.61) to (15.22)
2007	7,588,827	16.01 to 16.19	124,067,383	3.52	1.18 to 2.00	7.89 to 8.40
2006	7,715,457	14.77 to 15.00	116,745,250	4.29	1.18 to 2.00	5.73 to 6.23

Oppenheimer High Income Sub-Account
2010	2,057,144	3.78 to 3.93	7,940,653	6.61	1.18 to 2.00	12.94 to 13.47
2009	2,688,722	3.34 to 3.46	9,131,614	-	1.18 to 2.00	23.27 to 23.85
2008	3,755,321	2.71 to 2.79	10,320,806	8.02	1.18 to 2.00	(79.02) to (78.92)
2007	4,209,814	12.93 to 13.26	54,998,367	7.45	1.18 to 2.00	(1.75) to (1.28)
2006	5,193,645	13.16 to 13.43	68,855,842	7.66	1.18 to 2.00	7.64 to 8.14

Oppenheimer International Growth Sub-Account
2010	2,103,513	11.13 to 15.18	35,566,651	1.28	1.18 to 2.00	12.88 to 13.41
2009	2,377,566	9.81 to 13.45	35,879,613	1.53	1.18 to 2.00	36.97 to 37.61
2008	2,658,339	7.13 to 9.82	30,002,729	1.14	1.18 to 2.00	(43.58) to (43.31)
2007	3,155,605	12.58 to 17.40	66,036,576	0.90	1.18 to 2.00	10.76 to 11.28
2006	3,158,457	11.30 to 15.71	62,423,578	0.64	1.18 to 2.00	28.65 to 29.25

Oppenheimer Main Street Sub-Account
2010	4,631,720	9.06 to 10.05	45,517,587	1.13	1.18 to 2.00	14.21 to 14.75
2009	5,417,115	7.90 to 8.80	46,435,258	2.04	1.18 to 2.00	26.19 to 26.78
2008	6,691,549	6.23 to 6.97	45,436,448	1.63	1.18 to 2.00	(39.48) to (39.19)
2007	8,901,900	10.25 to 11.52	99,874,733	1.04	1.18 to 2.00	2.71 to 3.19
2006	10,899,311	9.93 to 11.22	119,044,224	1.18	1.18 to 2.00	13.15 to 13.68

Oppenheimer Money Sub-Account
2010	2,326,313	11.24 to 11.32	28,095,037	0.03	1.18 to 2.00	(1.61) to (1.15)
2009	3,139,516	11.42 to 11.45	38,466,620	0.37	1.18 to 2.00	(1.32) to (0.85)
2008	4,823,006	11.55 to 11.57	60,364,406	2.75	1.18 to 2.00	1.10 to 1.57
2007	4,892,036	11.37 to 11.45	60,495,692	4.85	1.18 to 2.00	3.26 to 3.75
2006	4,950,911	10.96 to 11.09	59,137,895	4.60	1.18 to 2.00	3.01 to 3.49

Oppenheimer Small- & Mid-Cap Growth Sub-Account
2010	4,742,337	4.73 to 8.54	31,299,811	-	1.18 to 2.00	25.38 to 25.97
2009	5,479,748	3.75 to 6.81	28,952,950	-	1.18 to 2.00	30.44 to 31.05
2008	6,263,813	2.86 to 5.22	25,674,139	-	1.18 to 2.00	(49.90) to (49.67)
2007	7,371,948	5.69 to 10.42	61,812,263	-	1.18 to 2.00	4.58 to 5.08
2006	8,917,327	5.41 to 9.97	73,399,063	-	1.18 to 2.00	1.28 to 1.75

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Panorama Growth Sub-Account
2010	1,037,312	$9.00 to $9.05	$12,234,949	1.17%	1.18% to 2.00%	13.62% to 14.16%
2009	1,168,959	7.92 to 7.93	12,102,828	1.98	1.18 to 2.00	27.07 to 27.67
2008	1,393,005	6.21 to 6.23	11,320,241	1.77	1.18 to 2.00	(39.43) to (39.14)
2007	1,698,056	10.20 to 10.29	23,044,102	1.23	1.18 to 2.00	3.13 to 3.62
2006	2,044,259	9.85 to 9.97	27,071,815	1.36	1.18 to 2.00	12.80 to 13.33

Panorama Total Return Sub-Account
2010	1,131,517	9.22 to 9.57	13,478,991	1.74	1.18 to 2.00	14.79 to 15.33
2009	1,251,319	7.99 to 8.33	12,962,938	-	1.18 to 2.00	17.82 to 18.38
2008	1,528,043	6.75 to 7.07	13,437,456	3.52	1.18 to 2.00	(39.66) to (39.37)
2007	2,038,432	11.14 to 11.72	29,909,090	3.12	1.18 to 2.00	4.08 to 4.58
2006	2,480,715	10.65 to 11.26	35,015,007	2.81	1.18 to 2.00	9.88 to 10.39

PIMCO CommodityRealReturn® Strategy Sub-Account
2010	369,602	10.69 to 10.93	4,008,862	15.06	1.18 to 2.00	22.22 to 22.79
2009	377,211	8.75 to 8.90	3,334,193	5.70	1.18 to 2.00	39.30 to 39.96
2008	393,346	6.28 to 6.36	2,487,928	5.63	1.18 to 2.00	(44.77) to (44.51)
2007	170,092	11.37 to 11.46	1,942,102	4.75	1.18 to 2.00	21.12 to 21.69

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]

The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[5]	For the period February 27, 2009 (commencement of operations) through December 31, 2009.

[6]	For the period May 1, 2009 (commencement of operations) through December 31, 2009.

[7]	For the period May 3, 2010 (commencement of operations) through December 31, 2010.

Notes To Financial Statements (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge*	1.03% -1.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Charge	0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Annual Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge	0.00% - 8.00%
This charge is assessed through the redemption of units.

Death Benefit Options
Charges for these options are assessed through a reduction in unit values.

A. Reset Death Benefit	0.00% - 0.10% of the daily value of the assets in each fund.
B. Ratchet Death Benefit	0.00% - 0.25% of the daily value of the assets in each fund.

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.

9.	FUND SUBSTITUTION

Effective April 28, 2006, several funds were replaced with other funds pursuant to “fund substitutions.” These substitutions were implemented by renaming certain sub-accounts and liquidating other sub-accounts. The sub-accounts that were liquidated had the contract value transferred to a replacement sub-account.

Replaced Fund (no longer available)	Replacement Fund	Former Sub-Account	Current Sub-Account
Sub-accounts renamed:
American Century® VP Income & Growth Fund	MML Income & Growth Fund	American Century VP Income and Growth	MML American Century Income & Growth
American Century® VP Value Fund	MML Mid Cap Value Fund	American Century VP Value	MML American Century Mid Cap Value
American Funds® Asset Allocation Fund (Class 2)	MML Asset Allocation Fund	American Funds® Asset Allocation	MML Capital Guardian Asset Allocation
American Funds® Growth-Income Fund (Class 2)	MML Growth & Income Fund	American Funds® Growth-Income	MML Capital Guardian Growth & Income
Fidelity® VIP Growth Portfolio (Service Class)	MML Large Cap Growth Fund	Fidelity® VIP Growth	MML AllianceBernstein Large Cap Growth
Franklin Small Cap Value Securities Fund (Class 2)	MML Small Cap Value Fund	Franklin Small Cap Value Securities	MML Goldman Sachs Small Cap Value
Janus Aspen Forty Portfolio (Institutional Shares)	MML Concentrated Growth Fund (Class II)	Janus Aspen Forty	MML Legg Mason Concentrated Growth
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	MML Global Fund (Class II)	Janus Aspen Worldwide Growth	MML Neuberger Berman Global
Scudder VIT Small Cap Index Fund	MML Small Cap Index Fund	Scudder VIT Small Cap Index	MML Small Cap Index
T. Rowe Price Blue Chip Growth Portfolio	MML Blue Chip Growth Fund	T. Rowe Price Blue Chip Growth	MML T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	MML Equity Income Fund	T. Rowe Price Equity Income	MML T. Rowe Price Equity Income
T. Rowe Price Mid-Cap Growth Portfolio	MML Mid Cap Growth Fund	T. Rowe Price Mid Cap Growth	MML T. Rowe Price Mid Cap Growth
Templeton Foreign Securities Fund (Class 2)	MML Foreign Fund	Templeton Foreign Securities	MML Templeton Foreign
Sub-accounts liquidated:
Calvert Social Balanced Portfolio	MML Asset Allocation Fund	Calvert Social Balanced	MML Capital Guardian Asset Allocation
Fidelity® VIP Growth Opportunities Portfolio (Service Class)	MML Growth & Income Fund	Fidelity® VIP Growth Opportunities	MML Capital Guardian Growth & Income
Janus Aspen Balanced Portfolio (Institutional Shares)	MML Blend	Janus Aspen Balanced	MML Babson Blend
MFS® Investors Trust Series	MML Enhanced Index Core Equity Fund	MFS® Investors Trust	MML Babson Enhanced Index Core Equity
MFS® New Discovery Series	MML Small Cap Index Fund	MFS® New Discovery	MML Small Cap Index

10.	SUBSEQUENT EVENTS

The Account’s management has reviewed events occurring through March 1, 2011, the date the financial statements were issued and no subsequent events occurred requiring accrual or disclosure.

Independent Auditors’ Report

The Board of Directors and Shareholder of

C.M. Life Insurance Company:

We have audited the accompanying statutory statements of financial position of C.M. Life Insurance Company (the “Company”) as of December 31, 2010 and 2009, and the related statutory statements of income (loss), changes in shareholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the State of Connecticut Insurance Department (“statutory accounting practices”), which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the variances between the statutory accounting practices and U.S. generally accepted accounting principles discussed in the preceding paragraph, the Company’s financial statements do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2010. In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2010, on the basis of accounting described in Note 2.

As discussed in the notes to the statutory financial statements, the Company changed its accounting for other-than-temporary impairments of structured securities (Notes 2c and 3) in 2008 and 2009 and variable annuity reserves (Note 2c) and deferred income tax assets (Note 3) in 2009.

/s/ KPMG LLP

February 21, 2011

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2010	2009

	($ In Millions Except for Par Value)
Assets:

Bonds	$4,270	$3,928
Preferred stocks	15	7
Common stocks - subsidiary and affiliates	152	158
Common stocks - unaffiliated	6	11
Mortgage loans	941	1,073
Policy loans	192	186
Real estate	21	16
Partnerships and limited liability companies	235	245
Derivatives and other invested assets	158	151
Cash, cash equivalents and short-term investments	419	459

Total invested assets	6,409	6,234

Investment income due and accrued	41	49
Deferred income taxes	111	56
Other than invested assets	(2)	11

Total assets excluding separate accounts	6,559	6,350

Separate account assets	1,869	1,821

Total assets	$8,428	$8,171

Liabilities and Shareholder’s equity:

Policyholders’ reserves	$5,135	$5,112
Liabilities for deposit-type contracts	26	17
Contract claims and other benefits	9	13
Transfers due to (from) separate accounts	(11)	(14)
Payable to parent	16	23
Federal income taxes	31	2
Asset valuation reserve	30	12
Securities sold under agreements to repurchase	280	299
Derivative collateral	145	128
Other liabilities	61	40

Total liabilities excluding separate accounts	5,722	5,632

Separate account liabilities	1,869	1,821

Total liabilities	7,591	7,453

Shareholder’s equity:
Common stock, $200 par value 50,000 shares authorized 12,500 shares issued and outstanding	3	3
Paid-in and contributed surplus	450	450
Surplus	384	265

Total shareholder’s equity	837	718

Total liabilities and shareholder’s equity	$8,428	$8,171

See notes to statutory financial statements FF-2

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF INCOME (LOSS)

	Years Ended December 31,
	2010	2009	2008

	(In Millions)
Revenue:

Premium income	$446	$872	$780
Net investment income	346	323	286
Fees and other income	44	52	58

Total revenue	836	1,247	1,124

Benefits and expenses:

Policyholders’ benefits	740	913	1,221
Change in policyholders’ reserves	(114)	113	(219)
General insurance expenses	54	62	61
Commissions	31	50	53
State taxes, licenses and fees	9	10	11

Total benefits and expenses	720	1,148	1,127

Net gain (loss) from operations before federal income taxes	116	99	(3)
Federal income tax expense (benefit)	26	6	12

Net gain (loss) from operations	90	93	(15)
Net realized capital gains (losses) after tax and transfers to interest maintenance reserve	(30)	(49)	(62)

Net income (loss)	$60	$44	$(77)

See notes to statutory financial statements FF-3

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SHAREHOLDER’S EQUITY

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Shareholder’s equity, beginning of year	$718	$708	$608

Increase (decrease) due to:
Net income (loss)	60	44	(77)
Change in net unrealized capital gains (losses), net of tax	8	(103)	73
Change in net unrealized foreign exchange capital gains (losses), net of tax	(4)	7	(12)
Change in net deferred income taxes	8	6	18
Change in nonadmitted assets	36	(29)	29
Change in reserve valuation basis	(1)	-	-
Change in asset valuation reserve	(18)	6	62
Prior period adjustments	17	(3)	7
Aggregate write-ins for deferred income taxes	15	23	-
Other	(2)	59	-

Net increase (decrease)	119	10	100

Shareholder’s equity, end of year	$837	$718	$708

See notes to statutory financial statements FF-4

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2010	2009	2008

	(In Millions)
Cash from operations:
Premium and other income collected	$499	$922	$841
Net investment income	333	314	304
Benefit payments	(741)	(901)	(1,230)
Net transfers from (to) separate accounts	158	206	415
Commissions and other expenses	(102)	(116)	(156)
Federal and foreign income taxes recovered (paid)	(2)	25	4

Net cash from operations	145	450	178

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	1,224	1,493	777
Common stocks - unaffiliated	13	13	34
Mortgage loans	157	107	103
Partnerships	62	32	34
Preferred and affiliated common stocks	5	2	10
Other	4	(26)	27

Total investment proceeds	1,465	1,621	985

Cost of investments acquired:
Bonds	(1,560)	(2,100)	(929)
Common stocks - unaffiliated	(3)	(3)	(14)
Mortgage loans	(21)	(24)	(66)
Real estate	(5)	(7)	(2)
Partnerships	(54)	(36)	(74)
Preferred and affiliated common stocks	(9)	(1)	(3)
Other	(2)	(8)	2

Total investments acquired	(1,654)	(2,179)	(1,086)
Net (increase) decrease in policy loans	(6)	(12)	(8)

Net cash from investments	(195)	(570)	(109)

Cash from financing and other sources:
Net deposits (withdrawals) on deposit-type contracts	8	8	1
Capital and paid-in surplus	-	60	-
Net securities sold (bought) under agreements to repurchase	(19)	198	51
Change in derivative collateral	17	(70)	178
Other cash provided (applied)	4	(9)	3

Net cash from financing and other sources	10	187	233

Net change in cash, cash equivalents and short-term investments	(40)	67	302
Cash, cash equivalents and short-term investments, beginning of year	459	392	90

Cash, cash equivalents and short-term investments, end of year	$419	$459	$392

See notes to statutory financial statements FF-5

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

These statutory financial statements include the accounts of C.M. Life Insurance Company (the Company), a wholly owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual). The Company provides life insurance and annuities to individuals and group life insurance to institutions.

MassMutual Financial Group (MMFG) is comprised of MassMutual and its subsidiaries. MMFG is a global, diversified financial services organization providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products, investment management, mutual funds and trust services to individual and institutional customers.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the State of Connecticut Insurance Department (the Department).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with United States of America (U.S.) generally accepted accounting principles (GAAP). The more significant differences between statutory accounting principles and U.S. GAAP are as follows: (a) certain acquisition costs, such as commissions and other variable costs, that are directly related to acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally capitalizes these expenses and amortizes them based on profit emergence over the expected life of the policies or over the premium payment period; (b) statutory policy reserves are based upon prescribed methodologies, such as the Commissioners’ Reserve Valuation Method (CRVM), Commissioners’ Annuity Reserve Valuation Method (CARVM) or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions, whereas U.S. GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with estimates of future mortality, morbidity, persistency and interest assumptions; (c) bonds are generally carried at amortized cost, whereas U.S. GAAP generally reports bonds at fair value; (d) beginning with the third quarter of 2008 and through the second quarter of 2009, the Company utilized undiscounted cash flows to determine impairments on loan-backed and structured securities, whereas U.S. GAAP would require the use of discounted cash flows; (e) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged to shareholder’s equity, whereas U.S. GAAP would generally include the change in deferred taxes in net income; (f) payments received for universal and variable life insurance products and certain variable and fixed deferred annuities are reported as premium income and change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (g) assets are reported at admitted asset value and nonadmitted assets are excluded through a charge against shareholder’s equity, whereas U.S. GAAP records these assets net of any valuation allowance; (h) reinsurance reserve credits, unearned ceded premium and unpaid ceded claims are reported as a reduction of policyholders’ reserves or liabilities for deposit-type contracts whereas U.S. GAAP would report these balances as an asset; (i) an asset valuation reserve (AVR) is reported as a contingency reserve to stabilize shareholder’s equity against fluctuations in the statement value of common stocks, real estate investments, partnerships and limited liability company(ies) (LLC) as well as credit-related declines in the value of bonds, mortgage loans and certain derivatives to the extent AVR is greater than zero for the appropriate asset category, whereas U.S. GAAP does not record this reserve; (j) after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve(s) (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue; (k) changes in the fair value of derivative financial instruments are recorded as changes in shareholder’s equity, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (l) comprehensive income is not presented, whereas U.S. GAAP presents changes in unrealized capital gains and losses and foreign currency translations as other comprehensive income; (m) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; and (n) certain group annuity and variable universal life contracts, which do not pass-through all investment gains to contract holders, are maintained in the separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts in the general investments of the company.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the liabilities for future policyholders’ reserves, the determination of deferred tax asset(s) (DTA), the liability for taxes and litigation contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, and asset valuations and defaults, could cause actual results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.	Corrections of errors and reclassifications

Under statutory accounting principles, corrections of prior year errors are recorded in shareholder’s equity on a pretax basis with the associated tax impact reported separately through earnings. The following summarizes corrections of prior year errors as of December 31, 2010:

	Correction of Prior Years’ Income	Corrections of Prior Years’ Statement of Changes to Shareholder’s Equity	Impact on Shareholder’s Equity of Error Correction	Correction of Asset or Liability Balances

	(In Millions)

Policyholders’ reserves	$21	$-	$21	$(21)
Partnerships and LLCs	(4)	4	-	-

Total	$17	$4	$21	$(21)

As a result of the net activity above, the Company recorded a net increase to prior period adjustments of $17 million attributable to corrections of prior year errors and an associated tax expense of $8 million reported in the Statutory Statements of Income (Loss). The $4 million in partnerships and LLCs was a reclassification within shareholder’s equity and therefore has no impact to total shareholder’s equity.

During 2009, the Company recorded a net decrease to prior period adjustments of $3 million attributable to corrections of prior year errors and an associated tax benefit of $1 million reported in the Statutory Statements of Income (Loss). The net decrease to prior period adjustments was primarily due to a correction in policyholders’ reserves.

During 2008, the Company recorded a net increase to prior period adjustments of $7 million attributable to corrections of prior year errors and an associated tax expense of $3 million reported in the Statutory Statements of Income (Loss). The net increase to prior period adjustments was primarily due to a release of term conversion reserves.

Certain 2009 and 2008 balances within these financial statements have been reclassified to conform to the current year presentation.

c.	Change in accounting principles and methodology

Pursuant to confirmation from the Department, the Company began utilizing undiscounted cash flows to determine OTTI for structured securities in accordance with Statement of Statutory Accounting Principles (SSAP) No. 43, “Loan-backed and Structured Securities,” prospectively beginning with the quarter ended

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

September 30, 2008. Prior to July 1, 2008, resulting cash flows were discounted at spreads consistent with the structured and loan-backed security market’s weakness and the uncertainty around the magnitude and timing of cash flows. Had this change to SSAP No. 43 not been made, the Company’s total assets, net income and shareholder’s equity for the year ended December 31, 2008 under the previous approach would have been reduced by approximately $25 million.

In 2009, the NAIC issued additional guidance related to OTTI. Refer to Note 3 “New accounting standards” for discussion of SSAP 43R.

Effective December 31, 2009, new statutory guidance was issued applying to variable annuity reserves. This new guidance sets forth a principle-based reserve standard designed to improve statutory reserving for variable annuity products with guaranteed death benefits. The scope of this guidance includes all individual and group, deferred and immediate variable annuities as well as other contracts involving certain guaranteed benefits similar to those offered with variable annuities. This guidance applies to in force contracts issued after January 1, 1981.

The NAIC is currently using a similar approach to calculate risk-based capital (RBC) for these products. The methodology of this guidance is based on that approach and facilitates a framework so companies may determine both reserves and RBC in a consistent calculation.

Actuarial Guideline 43 (CARVM for Variable Annuities) became effective December 31, 2009 and was used in the calculation of reserves for guaranteed minimum death benefits (GMDBs) as of December 31, 2009. This guideline replaced Actuarial Guideline 34 (Variable Annuity Minimum Guaranteed Death Benefit Reserves) which was used in the calculation of reserves prior to December 31, 2009. The reserve held for GMDBs was $11 million as of December 31, 2009.

During the fourth quarter of 2009, the Company reviewed its reversal pattern with respect to the gross DTA that relates to the deferred and uncollected premium reserve. Historically, this gross DTA was not treated as reversing within one year of the balance sheet date. Upon further review, it was determined that this DTA reverses in its entirety within one year. The effect of this change is included in shareholder’s equity on the Company’s Statutory Statements of Financial Position as of December 31, 2009 totaling approximately $2 million.

d.	Bonds

Generally, bonds are valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds which are carried at the lower of amortized cost or fair value and residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers. Bond transactions are recorded on a trade date basis, except for private placement bonds which are recorded on the funding date.

For fixed income securities that do not have a fixed schedule of payments, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including Collateralized Debt Obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies for each type of security. Certain fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased. All other fixed income securities, including those that have been impaired, such as floating rate bonds and interest only securities, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2aa. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

e.	Preferred stocks

Generally, preferred stocks in good standing are valued at amortized cost. Preferred stocks not in good standing, those which are rated Category 4 through 6 by the Securities Valuation Office (SVO), are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, the Company estimates fair value using broker-dealer quotations or internal models. These models use inputs that are not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation, and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2aa. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

f.	Common stocks - subsidiary and affiliates

The Company accounts for the value of its subsidiary and affiliates, primarily its investment in MML Bay State Life Insurance Company (MML Bay State), a wholly owned stock life insurance subsidiary, at its underlying statutory net equity. MML Bay State’s operating results, less dividends declared, are reflected as net unrealized capital gains in the Statutory Statements of Changes in Shareholder’s Equity. Dividends are recorded as net investment income when declared. The cost basis of common stocks-subsidiary and affiliates is adjusted for impairments deemed to be other than temporary consistent with common stocks-unaffiliated.

Refer to Note 2aa. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

g.	Common stocks - unaffiliated

The fair value of common stocks is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values from other third parties are unavailable, fair values are determined by management using estimates based upon internal models. Typical inputs integrated in the Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price.

Refer to Note 2aa. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

h.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium and discount, valuation allowances, nonrefundable commitment fees and mortgage interest points. The mortgage loan portfolio is comprised of commercial mortgage loans, including mezzanine loans, and residential mortgage loan pools. Mezzanine loans are loans secured by a pledge of direct or indirect equity

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

interest in an entity that owns real estate. Mezzanine loans are subordinate to senior secured first liens. However, the Company has negotiated provisions within the loan documents to maximize control which mitigates our risks as the mezzanine lender. Residential mortgage loan pools are pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees.

The Company performs annual internal reviews to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable the Company will obtain an appraisal from an external appraiser.

When, based upon current information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation allowance is established for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Collectability and estimated decreases are assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. Changes to the valuation allowance are recorded in net unrealized capital gains (losses) in surplus. If there is a change in the fair value of the underlying collateral, the valuation allowance will be adjusted. At no time will the net carrying amount of the loan exceed the recorded investment in the loan. When an event such as the acquisition of the collateral is determined to be probable resulting in an OTTI, previously recorded valuation allowance adjustments are reversed from unrealized capital losses and a direct write-down is recorded as OTTI in realized capital losses and a new cost basis is established.

Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for impaired loans more than 60 days past due, for loans delinquent more than 90 days, or when collection of interest is improbable. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received per the terms of the original or modified mortgage loan agreement.

Refer to Note 2aa. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

i.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. If the premium is not paid during the contractual grace period, the policy will lapse. Unsecured amounts were less than $1 million as of December 31, 2010 and 2009, and were nonadmitted. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Variable rate policy loans are adjusted at least annually and their carrying value approximates the fair value. For loans issued with a fixed interest rate, fair value is estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan not to exceed the cash surrender value of the underlying contract.

j.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income is carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

When an investment in real estate, held for the production of income is transferred to real estate, held for sale, it is transferred at the lower of depreciated cost or fair value, less selling costs. Real estate classified as held for sale is not depreciated. Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve when fair value less selling costs is below depreciated cost, changes in the valuation reserve are included in realized capital losses.

Real estate acquired in satisfaction of debt is recorded at the lower of cost or fair value at the date of foreclosure and is classified as held for sale.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating selection of properties on an annual basis. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2aa. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

k.	Partnerships and limited liability companies

Partnerships and LLC, except for partnerships which generate low income housing tax credits (LIHTC), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships which generate LIHTC are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2aa. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

l.	Derivatives and other invested assets

Derivatives and other invested assets consist of investments in derivative financial instruments and receivables for securities sold.

Derivative financial instruments are carried at estimated fair value, which is based primarily upon quotations obtained from counterparties and independent sources. The quotations from counterparties and independent sources are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quotes from counterparties and independent sources are not reliable or available, the internally derived value is recorded. Changes in the fair value of these instruments are recorded as unrealized capital gains and losses in surplus. Gains and losses realized on the termination, closing or assignment of contracts are recorded as realized capital gains and losses. Amounts receivable and payable are accrued.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

m.	Cash, cash equivalents and short-term investments

The Company considers all highly liquid investments purchased with maturities of three months or less to be cash and cash equivalents.

Short-term investments, which are carried at amortized cost, consist of all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. Investments in money market mutual funds, commercial paper, and securities purchased under agreements to resell are classified as short-term investments.

The carrying value reported in the Statutory Statements of Financial Position for these instruments approximates the fair value.

n.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds and mortgage loans delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds and mortgage loans more than 60 days past due; (c) bonds in default; (d) rent in arrears for more than 90 days; and (e) policy loan interest due and accrued in excess of the cash surrender value of the underlying contract.

o.	Other than invested assets

Other than invested assets primarily includes reinsurance receivables, and deferred and uncollected premium.

p.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC include the amount of the DTA (subject to certain limitations) that will not be realized by the end of the third calendar year, the disallowed IMR (when in a net asset position), certain investments in partnerships for which audits are not performed, certain other receivables, advances and prepayments and related party amounts outstanding greater than 90 days from the due date. Such amounts are excluded from the Statutory Statements of Financial Position.

q.	Separate accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity, variable life and other insurance contract/policyholders to meet specific investment objectives. Separate account assets consist principally of marketable securities reported at fair value. Separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. The Company’s revenue reflects fees charged to the separate accounts including administrative and investment advisory fees.

The Company only has separate accounts classified as nonguaranteed for which the contract/policyholder assumes the investment risk. Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income (Loss) with offsetting transfer to/from separate accounts. Investment income and realized capital gains and losses on the assets of separate accounts accrue to contract/policyholders and are not recorded in the Statutory Statements of Income (Loss). Unrealized capital gains and losses on assets of separate accounts accrue to contract/policyholders and, accordingly, are reflected in the separate account liability to the contract/policyholder.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

r.	Policyholders’ reserves

Policyholders’ reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premium on policies in force.

Reserves for individual life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or CRVM bases using the 1980 Commissioners’ Standard Ordinary mortality table with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The reserve method applied to standard policies is used for substandard reserve calculations based on a substandard mortality rate (a multiple of standard reserve tables).

Certain variable universal life and universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves.

Reserves for individual payout annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables, primarily the 1983 Individual Annuity Mortality and Annuity 2000 tables.

Certain individual variable annuity products issued by the Company offer GMDBs. The liability for GMDBs is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves.

Variable annuity GMDBs provide a death benefit in excess of the account value if the account value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death while others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid less amounts withdrawn), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset) or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock market causing the contract value to fall below the specified amount will increase the net amount at risk, which is the GMDB in excess of the contract value.

Reserves for individual deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables, primarily the 1983 Individual Annuity Mortality and Annuity 2000 tables.

Beginning in 2009, reserves for individual variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for Variable Annuities using applicable interest rates and mortality tables, primarily the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the higher of the standard or stochastic scenario values.

The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario result is the composition of the in force policies, with the key factor being the extent to which the product guarantees are “in the money.” Determining the value of the reserve guarantees under the standard scenario is driven primarily by equity markets and interest rates.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions used for policyholder behavior (lapses, partial withdrawals, annuitization and additional premium), mortality, expenses and commissions, investment management fees and taxes are consistent with those used for asset adequacy testing and based on Company experience. The key drivers for the stochastic results are the degree that the variable annuity benefits are “in the money” given equity market levels, expenses and discount interest rates.

Tabular interest, tabular reserves less actual reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula which applies a weighted average credited rate to the mean account value. For contracts without an account value a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are based on the various estimates discussed previously and are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

s.	Liabilities for deposit-type contracts

Liabilities for investment-type contracts such as supplementary contracts not involving life contingencies are based on account value or accepted actuarial methods using applicable interest rates. Fair value is estimated by discounting expected future cash flows using current market interest rates.

t.	Transfers due from separate accounts

Transfers due from separate accounts represent a net receivable from the Company’s separate accounts.

u.	Asset valuation reserve

The Company maintains an AVR which is a contingency reserve to stabilize shareholder’s equity against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLC as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives to the extent that AVR is greater than zero for the appropriate asset category. The AVR is reported in the Statutory Statements of Financial Position and the change in AVR is reported in the Statutory Statements of Changes in Shareholder’s Equity.

v.	Interest maintenance reserve

The Company maintains an IMR which is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the IMR and amortized into revenue using the grouped amortization method. The IMR is included in other liabilities on the Company’s Statutory Statements of Financial Position, or if negative, is nonadmitted and excluded from the Statutory Statements of Financial Position.

w.	Securities sold under agreements to repurchase

The Company has entered into contracts for securities sold under agreements to repurchase whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Securities sold under agreement to repurchase are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense, a component of investment expense which is

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

reported in net investment income on the Statutory Statements of Income (Loss). The Company utilizes the proceeds from these agreements to acquire U.S. treasuries at favorable rates. U.S. treasuries are utilized as part of our overall asset/liability management program.

The Company provides collateral, as dictated by the agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

x.	Other liabilities

Other liabilities primarily include liabilities related to derivative payables, due and accrued expenses, amounts held for agents and unsettled suspense balances.

y.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk. The Company’s initial retention limit per individual life insured is generally $15 million.

Premium income, benefits to policyholders and policyholders’ reserves are stated net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance reserve adjustments on reinsurance ceded are recorded as revenue.

z.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy and excess premium for flexible products is recognized when received. Annuity premium is recognized as revenue when received.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

aa.	Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses

Realized capital gains and losses, net of taxes, exclude gains and losses deferred into the IMR and gains and losses of the separate accounts. Realized capital gains and losses are recognized in net income and include OTTI, which are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of all bonds. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a noninterest related decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; and (i) the Company’s ability and intent to hold the investment for a

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

period of time sufficient to allow for an anticipated recovery to amortized cost. The Company considers the following factors in the evaluation of whether an interest related decline in value is other than temporary: (a) the Company’s near-term intent to sell; (b) the Company’s contractual and regulatory obligations; and (c) the Company’s ability and intent not to sell the investment until anticipated recovery of the cost of the investment. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

When a bond is other-than-temporarily impaired, a new cost basis is established. Any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected life of the bond.

As of July 1, 2009, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment in a loan-backed or structured security for a period of time sufficient to recover the amortized cost basis, OTTI are recognized in earnings as realized losses equal to the entire difference between the investments amortized cost bases and their fair values at the balance sheet date. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities included collateral performance including prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority. For the period from July 1, 2008 through June 30, 2009, the Company utilized undiscounted cash flows to determine OTTI for structured securities. Prior to July 1, 2008, resulting cash flows were discounted at spreads consistent with their fair values.

The impairment review process provides a framework for deriving OTTI in a manner consistent with market participant assumptions. In these analyses, credit quality by loan vintage, collateral type and investment structure are critical elements in determining OTTI.

Bonds - structured and loan-backed securities

ABS and MBS are evaluated for OTTI on a periodic basis using scenarios customized by collateral type. Cash flow estimates are based on various assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Assumptions are based on the specifics of each security including collateral type, loan type, vintage and position in the structure. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity, and changes in the collateral values.

The Company has a review process for determining if CDO investments are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using five scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each deal. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these five scenarios are assigned an expectation weight according to current market and economic conditions and fed into a sixth scenario. OTTI are recorded if this sixth scenario results in the default of any principal or interest payments due.

For the most subordinated junior tranches (CDO tranches), the present value of the projected cash flows in the sixth scenario are measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, then an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all six scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes. If the impairment is other than temporary, a new cost basis is established.

Mortgage loans

When, based upon current information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation allowance is established for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. This valuation allowance is recorded in net unrealized capital gains (losses) in surplus. When acquisition of the collateral is determined to be probable, the previously recorded valuation allowance adjustments are reversed from unrealized capital losses and recorded as OTTI in realized capital losses. When an OTTI is recorded, a new cost basis is established reflecting management’s estimate of the fair value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recognized if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the carrying value exceeds its fair value.

For real estate held for sale, the fair value is determined by an appraisal based on relevant market data and net sale price. Any subsequent declines in value are recorded as an impairment and included in realized capital losses.

Partnerships and LLC

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair value is determined by assessing the value of the partnership’s or LLC’s underlying assets, cash flow, current financial condition and other market factors.

For determining impairments in partnerships which generate LIHTC, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 0.7% for future benefits of two years to 3.5% for future benefits of ten years or greater and compares the results to its current book values. Impairments are recognized as realized capital losses.

Unrealized capital gains and losses

Unrealized capital gains and losses are recorded as a change in shareholder’s equity.

bb.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported on the income statement as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within surplus. Changes to deferred income taxes are reported on various lines within surplus. Limitations of deferred income taxes are recorded on the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

Refer to Note 3a. “Adoption of new accounting standards” for information on the Company’s application of tax-planning strategies.

3.	New accounting standards

a.	Adoption of new accounting standards

In December 2009, the NAIC issued new guidance pertaining to fair value measurements. This new standard provides statutory accounting guidance on defining fair value when other statutory accounting pronouncements require or permit fair value measurements, establishes a framework for measurement of fair value and expands fair value disclosures. It substantially adopts the fair value guidance in U.S. GAAP Accounting Standards Codification 820 Fair Value Measurements and Disclosures. However, it excludes the consideration of a company’s own credit risk in estimating the fair value of a liability, including derivatives. This guidance was issued as SSAP No. 100, “Fair Value Measurements” and is effective for the December 31, 2010 financial statements, with early application permitted as of December 31, 2009. Adoption of this statement did not have a significant impact on the Company.

In November 2009, the NAIC issued new guidance pertaining to accounting requirements for income taxes, which increases the potential admittance of DTAs. It provides an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. It requires gross DTA to be reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The valuation allowance is required whether or not an insurer can admit higher DTA based on the new standard, i.e. whether its RBC exceeds the minimum threshold. Significant disclosures are required, including splitting the DTA and deferred tax liability (DTL) by character, regardless of whether the company is eligible for the enhanced DTA admissibility standard. This guidance was issued as SSAP No. 10R, “Income Taxes – Revised, A Temporary Replacement of SSAP No. 10,” and was effective for 2009 annual statements and 2010 interim and annual statements. The effect, as of December 31, 2009, of adopting this pronouncement was an increase to admitted DTA by approximately $23 million. This guidance has been extended through December 31, 2011 and updated to include additional disclosures regarding the impact of tax-planning strategies in determining the adjusted gross DTA and in determining the net admitted DTA by percentage and tax character.

In September 2009, the NAIC issued new guidance pertaining to loan-backed and structured securities, which supersedes existing guidance regarding treatment of their cash flows when quantifying changes in valuation and impairments of loan-backed and structured securities. This revised guidance provides information on accounting for structured securities and beneficial interests with the primary impact related to OTTI. It requires the bifurcation of impairment losses into interest and noninterest related portions. The noninterest portion is the difference between the present value of cash flows expected to be collected from the security and the amortized cost basis of the security. The interest portion is the difference between the present value of cash flows expected to be collected from the security and its fair value at the balance sheet date. If there is no intent to sell and the company has the intent and the ability to retain the investment to recovery, then only the noninterest loss is recognized through earnings. However, if there is an intent to sell or the company does not have the intent and ability to hold the investment for a period of time sufficient to recover the amortized cost basis, the security must be written down to fair value and the loss recognized through earnings. This guidance required a cumulative effect adjustment to statutory surplus as of July 1, 2009. For any previously other-than-temporarily impaired structured security to have been included in the cumulative effect adjustment, the company must have held the security as of September 30, 2009, must not have had the intent to sell the security and must have had the intent and ability to hold the

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

security for a period of time sufficient to recover the security’s amortized cost basis. This guidance requires additional disclosures, including a listing of all investments where the present value of cash flows is less than amortized cost for securities with recognized OTTI. This guidance was issued as SSAP No. 43R, “Loan-backed and Structured Securities,” and was effective September 30, 2009. The cumulative effect, as of July 1, 2009, of adopting this pronouncement was a decrease to surplus of approximately $2 million, net of the impact of AVR and income taxes.

In September 2008, the NAIC issued guidance pertaining to accounting for certain securities subsequent to an other-than-temporary impairment. This guidance establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. It requires that, after recognizing an OTTI, the fair value on the impairment date becomes the new cost basis, and the insurer must amortize any premium or accrete any discount to the par value by the maturity date, or to realizable value if the anticipated recovery is less than par. The unaccrued discount would be accrued over the remaining life of the security based on the amount and timing of future estimated cash flows. It also clarifies that for reporting entities required to maintain such reserves, credit related OTTI losses are to be recorded through the AVR, while interest related OTTI losses are to be recorded through the IMR. This guidance was issued as SSAP No. 99, “Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment,” and was effective January 1, 2009. The Company recorded an impact of less than $1 million of additional income in 2009.

b.	Future adoption of new accounting standards

In October 2010, the NAIC revised guidance pertaining to disclosure of withdrawal characteristics. These revisions expand the disclosure requirements for annuity actuarial reserves and deposit liabilities by withdrawal characteristics in accordance with the following categories: general account, separate account with guarantees, separate account nonguaranteed and the total. This guidance was issued as SSAP No. 51, “Life Contracts,” SSAP No. 52, “Deposit-Type Contracts” and SSAP No. 61, “Life, Deposit-Type and Accident and Health Reinsurance” and is effective as of January 1, 2011. The Company is in the process of assessing the impact of this new guidance.

In October 2010, the NAIC modified the definitions of loan-backed and structured securities included in SSAP No. 43R. The revisions to SSAP No. 43R change the definition of loan-backed securities from securitized loans to securitized assets for which the payment of principal or interest is directly proportional to the payments the issuer receives from the asset pool. The revised definition requires the underlying cash flows be from any asset pool and not just those emanating from either mortgages or securities. Consequently, every security structure with a special purpose entity, trust, or limited liability company regardless of collateral, will be evaluated as to whether it should be reported as a SSAP No. 43R security, not as an issuer obligation under SSAP No. 26, “Bonds, excluding Loan-Backed and Structured Securities.” This guidance is effective January 1, 2011. The Company is in the process of assessing the impact of this new guidance.

In October 2010, the NAIC revised existing guidance pertaining to liabilities, contingencies and impairments of assets. Such revisions require reporting entities to recognize, at the inception of a guarantee, a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. This includes related party guarantees, except when the transaction is considered an “unlimited guarantee,” such as a rating agency requirement to provide a commitment to support a subsidiary, or a guarantee made on behalf of a wholly owned subsidiary. New disclosures require a listing of all guarantees, the carrying amount of the liability, maximum exposure and any recourse provisions. This guidance was issued as SSAP No. 5R, “Liabilities, Contingencies and Impairments of Assets,” and applies to all guarantees issued and outstanding as of December 31, 2011. The Company is in the process of assessing the impact of this new guidance.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In June 2010, the NAIC clarified its intent on bifurcation of all realized gains and losses on loan-backed securities between the IMR and AVR. This new guidance requires cash flow analysis at the date of sale and supersedes current guidance of allocation to the AVR if the NAIC rating changes by more than one rating class. Insurers that previously bifurcated gains and losses between the AVR and the IMR for sale transactions are not permitted to reverse previous bifurcations and cannot revert to a policy that does not bifurcate before the January 1, 2011 effective date. This guidance was issued as a revision to SSAP No. 43R and is effective for January 1, 2011. The Company is in the process of assessing the impact of this new guidance.

4.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2010

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

		(In Millions)

U. S. government and agencies	$502	$17	$17	$502
States, territories and possessions	80	-	3	77
Special revenue	88	7	-	95
Industrial and miscellaneous	3,288	185	65	3,408
Credit tenant loans	2	-	-	2
Parent, subsidiaries and affiliates	310	9	28	291

Total	$4,270	$218	$113	$4,375

Note: The unrealized loss column does not include $6 million in unrealized losses which are embedded in the carrying value column.

These unrealized losses embedded in the carrying value column include $6 million from NAIC Category 6 bonds.

	December 31, 2009

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

		(In Millions)

U. S. government and agencies	$815	$-	$45	$770
States, territories and possessions	27	1	1	27
Special revenue	76	5	3	78
Industrial and miscellaneous	2,842	112	140	2,814
Credit tenant loans	2	-	-	2
Parent, subsidiaries and affiliates	166	2	27	141

Total	$3,928	$120	$216	$3,832

Note: The unrealized loss column does not include $7 million in unrealized losses which are embedded in the carrying value column.

These unrealized losses include $6 million from NAIC Category 6 bonds and $1 million reclassified from NAIC Category 6 bonds for RMBS with ratings obtained from outside modelers.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company used SVO ratings for the bond portfolio along with what it believes were the equivalent rating agency designations except for RMBS and CMBS which were rated by outside modelers. The following tables set forth the ratings for the bond portfolio including RMBS and CMBS as of December 31, 2010 and 2009:

		December 31, 2010

NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total

		($ In Millions)

1	Aaa/Aa/A	$2,493	59%
2	Baa	1,471	34
3	Ba	143	3
4	B	75	2
5	Caa and lower	67	2
6	In or near default	21	-

	Total	$4,270	100%

		December 31, 2009

NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total

		($ In Millions)

1	Aaa/Aa/A	$2,306	58%
2	Baa	1,277	33
3	Ba	155	4
4	B	108	3
5	Caa and lower	58	1
6	In or near default	24	1

	Total	$3,928	100%

The tables below set forth RMBS and CMBS as of December 31, 2010 and RMBS as of December 31, 2009 after reflection of the mandated adjustment to NAIC designation from future loss modeling performed by outside modelers, for RMBS and CMBS subject to modeling:

	December 31, 2010

	RMBS		CMBS

NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total

	($ In Millions)

1	$207	95%	$302	98%
2	5	2	1	1
3	1	1	1	1
4	4	2	-	-

Total	$217	100%	$304	100%

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2009

	RMBS

NAIC Class	Carrying Value	% of Total

	($ In Millions)

1	$241	83%
2	11	4
3	17	6
4	18	6
5	4	1
6	1	-

Total	$292	100%

The following table summarizes the carrying value and fair value of bonds as of December 31, 2010 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Securities that are not due on a single maturity date are included as of the final maturity date.

	Carrying Value	Fair Value

	(In Millions)

Due in one year or less	$309	$308
Due after one year through five years	1,241	1,287
Due after five years through ten years	1,527	1,609
Due after 10 years	1,193	1,171

Total	$4,270	$4,375

The proceeds from sales of bonds were $459 million for the year ended December 31, 2010 and $948 million for the year ended December 31, 2009.

The following is an analysis of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position as of December 31, 2010 and 2009.

	December 31, 2010

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

U. S. government and agencies	$-	$-	-	$52	$17	1
States, territories and possessions	51	2	18	2	1	1
Industrial and miscellaneous	357	14	233	292	53	322
Parent, subsidiaries and affiliates	191	12	11	43	20	13

Total	$599	$28	262	$389	$91	337

Note: The unrealized losses in this table include $6 million of losses embedded in the carrying value from NAIC Category 6 bonds.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2009

	Less Than 12 months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

U. S. government and agencies	$710	$25	6	$51	$20	1
Special revenue	-	-	-	4	3	5
Industrial and miscellaneous	325	16	293	573	128	500
Parent, subsidiaries and affiliates	89	5	7	45	26	5

Total	$1,124	$46	306	$673	$177	511

Note: The unrealized losses in this table include $7 million of losses embedded in the carrying value of bonds. These unrealized losses include $6 million from NAIC 6 category bonds and $1 million reclassified from NAIC 6 for RMBS with ratings obtained from outside modelers.

For industrial and miscellaneous, the decrease in unrealized losses for the twelve months or longer category is due to market recovery, reduction due to OTTI and sales. The majority of the unrealized losses are due to the decline in the credit markets, liquidity and other uncertainties that are reflected in current market values. These factors continue to impact the value of RMBS, leveraged loans and CMBS. Deterioration of underlying collateral, downgrades of credit ratings or other factors may lead to further declines in value.

As of December 31, 2010, investments in structured and loan-backed securities for which OTTI had not been recognized in earnings and which were in an unrealized loss position had a fair value of $303 million. Structured and loan-backed securities in an unrealized loss position for less than 12 months had a fair value of $137 million and unrealized losses of $6 million. Structured and loan-backed securities in an unrealized loss position greater than 12 months had a fair value of $166 million and unrealized losses of $35 million. These structured and loan-backed securities were primarily categorized as industrial and miscellaneous and U.S. government and agency securities.

Based on the Company’s policies, as of December 31, 2010 and 2009, the Company has not deemed these investments to be other-than-temporarily impaired because the carrying value of the investments is expected to be realized based on our analysis of fair value or, for loan-backed and structured securities, based on present value of cash flows, and the Company has the ability and intent not to sell these investments until recovery, which may be maturity.

In the course of the Company’s asset management, securities may be sold and repurchased within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities at a loss or in a loss position with the NAIC’s designation 3 or below for the years ended December 31, 2010 or 2009 that were reacquired within 30 days of the sale date.

The Company had assets which were on deposit with government authorities or trustees as required by law in the amount of $3 million as of December 31, 2010 and 2009.

Residential mortgage-backed exposure

RMBS are included in the U.S. government, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable rate mortgages, and the subprime category includes “scratch and dent” or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

Beginning in 2007, market conditions for Alt-A and subprime investments deteriorated due to higher delinquencies, reduced home prices, and reduced refinancing opportunities. This market turbulence has spread to other credit markets. It is unclear how long it will take for a return to conditions in effect prior to that time.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The actual cost, reduced by paydowns, carrying value and fair value of the Company’s bond investments with significant prime, Alt-A or subprime exposures were as follows:

	December 31, 2010

	Actual Cost	Carrying Value	Fair Value

	(In Millions)

Prime:
Agency	$69	$70	$76
Nonagency	40	32	33

Total prime	109	102	109

Alt-A	183	141	111
Subprime	56	46	44

Total RMBS	$348	$289	$264

	December 31, 2009

	Actual Cost	Carrying Value	Fair Value

	(In Millions)

Prime:
Agency	$70	$70	$76
Nonagency	56	49	43

Total prime	126	119	119

Alt-A: collateralized debt obligations	229	185	123

Subprime:
Residential mortgage-backed securities	69	59	49
Collateralized debt obligations	1	-	-

Total subprime	70	59	49

Total RMBS	$425	$363	$291

The following tables show the percentage by statement value of Alt-A and subprime RMBS by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2010 and 2009:

December 31, 2010

Year	AAA	AA	A	BBB	BB and Below	Total

2008	-%	-%	-%	0.2%	-%	0.2%
2007	0.6	0.1	0.1	-	8.2	9.0
2006	0.4	0.1	0.9	0.6	23.7	25.7
2005 and prior	10.2	7.8	3.3	5.7	38.1	65.1

Total	11.2%	8.0%	4.3%	6.5%	70.0%	100.0%

Note: The mandated adjustments to NAIC designations from future loss modeling performed by the outside modeler do not impact the vintage tables. No loans are held with a 2009 or 2010 origination date.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

December 31, 2009

Year	AAA	AA	A	BBB	BB and Below	Total

2008	- %	0.2%	- %	- %	- %	0.2%
2007	0.6	0.1	0.2	0.3	7.2	8.4
2006	0.7	1.5	0.7	4.3	18.8	26.0
2005 and prior	13.8	16.5	6.2	13.8	15.1	65.4

Total	15.1%	18.3%	7.1%	18.4%	41.1%	100.0%

Note: No loans are held with a 2009 origination date.

During the years ended December 31, 2010 and 2009, there were significant credit downgrades for the securities held by the Company which were backed by residential mortgage pools. The majority of these downgrades occurred during the last two quarters of 2010 and the first quarter of 2009. Subsequent to December 31, 2010, there were no significant additional downgrades.

The following tables show the percentage by statement value of prime RMBS by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2010 and 2009:

December 31, 2010

Year	AAA	AA	A	BBB	BB and Below	Total

2010	1.7%	- %	- %	- %	- %	1.7%
2008	1.3	-	-	-	-	1.3
2007	0.1	-	-	-	5.6	5.7
2006	13.2	-	-	1.0	10.2	24.4
2005 and prior	59.1	4.6	0.6	0.2	2.4	66.9

Total	75.4%	4.6%	0.6%	1.2%	18.2%	100.0%

Note: No loans are held with a 2009 origination date.

December 31, 2009

Year	AAA	AA	A	BBB	BB and Below	Total

2008	1.4%	- %	- %	- %	- %	1.4%
2007	-	-	-	-	5.1	5.1
2006	11.3	-	-	1.0	10.9	23.2
2005 and prior	58.7	6.9	1.5	0.6	2.6	70.3

Total	71.4%	6.9%	1.5%	1.6%	18.6%	100.0%

Note: No loans are held with a 2009 origination date.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates that are higher than typical loans reflecting the additional risk of default from issuers with high debt-to-equity ratios.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The actual cost reduced by paydowns, carrying value and fair value of the Company’s domestic and European leveraged loans were as follows:

	December 31, 2010

	Actual Cost	Carrying Value	Fair Value

	(In Millions)

Domestic leveraged loans	$106	$105	$105
Domestic leveraged loan CDOs	321	324	325

Total domestic leveraged loans and CDOs	427	429	430

European leveraged loan CDOs	49	41	32

Total leveraged loans and CDOs	$476	$470	$462

	December 31, 2009

	Actual Cost	Carrying Value	Fair Value

	(In Millions)

Domestic leveraged loans	$85	$82	$78
Domestic leveraged loan CDOs	164	160	147

Total domestic leveraged loans and CDOs	249	242	225

European leveraged loans	25	25	22
European leveraged loan CDOs	54	50	35

Total European leveraged loans and CDOs	79	75	57

Total leveraged loans and CDOs	$328	$317	$282

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance, and the return provided to the borrower from the underlying collateral. These investments had actual cost of $315 million and fair value of $325 million as of December 31, 2010 and actual cost of $354 million and fair value of $339 million as of December 31, 2009.

The following tables show the percentage by statement value of commercial mortgage-backed securities by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2010 and 2009:

December 31, 2010

Year	AAA	AA	A	BBB	BB and Below	Total

2010	0.1%	-%	-%	-%	-%	0.1%
2008	1.2	0.4	0.3	0.3	0.1	2.3
2007	6.9	1.0	0.7	0.8	-	9.4
2006	14.1	-	0.3	-	-	14.4
2005 and prior	67.3	2.1	1.6	1.7	1.1	73.8

Total	89.6%	3.5%	2.9%	2.8%	1.2%	100.0%

Note: No loans are held with a 2009 origination date. The mandated adjustments to NAIC designations from future loss modeling performed by the outside modeler do not impact the vintage tables.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

December 31, 2009

Year	AAA	AA	A	BBB	BB and Below	Total

2008	1.1%	0.4%	0.3%	0.3%	0.2%	2.3%
2007	7.0	0.1	0.7	0.7	-	8.5
2006	13.2	-	-	-	-	13.2
2005 and prior	70.1	1.9	1.4	1.7	0.9	76.0

Total	91.4%	2.4%	2.4%	2.7%	1.1%	100.0%

Note: No loans are held with a 2009 origination date.

b.	Preferred stocks

The Company held preferred stocks with carrying values of $15 million and fair values of $21 million as of December 31, 2010 and carrying values of $7 million and fair values of $11 million as of December 31, 2009.

As of December 31, 2010 and 2009, the Company did not hold any preferred stock with RMBS exposure.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $8 million as of December 31, 2010 and $2 million as of December 31, 2009.

c.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2010	2009

	(In Millions)

Adjusted cost basis	$3	$11
Gross unrealized gains	3	4
Gross unrealized losses	-	(4)

Carrying value	$6	$11

As of December 31, 2010, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of less than $1 million in 13 issuers. These holdings were in an unrealized loss position of less than $1 million, most of which were in an unrealized loss position more than 12 months. As of December 31, 2009, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $3 million in 17 issuers. These holdings were in an unrealized loss position of $4 million, all of which were in an unrealized loss position more than 12 months. Based upon the Company’s impairment review process discussed in Note 2aa. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses,” the decline in value of these securities was not considered to be other than temporary as of December 31, 2010 or 2009.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $3 million as of December 31, 2010 and $8 million as of December 31, 2009.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Common stocks - subsidiary and affiliates

MML Bay State is a wholly owned stock life insurance subsidiary of the Company and primarily provides variable life and bank-owned life insurance business. The Company received a dividend from MML Bay State of $37 million and $45 million in 2010 and 2009, respectively. A majority of MML Bay State’s statutory shareholder’s equity is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the Company without prior approval from the Department. Under these regulations, regulatory approval is required in order for MML Bay State to make any distributions in 2011.

The Company recognized less than $1 million of OTTI on affiliated investment funds for the year ended December 31, 2010, $1 million for the year ended December 31, 2009 and $3 million for the year ended December 31, 2008.

The Company did not hold any affiliated common stocks for which the transfer of ownership was restricted by contractual requirements as of December 31, 2010 or 2009.

In 2010, the Company did not receive a capital contribution. In 2009, the Company received a capital contribution of $60 million from MassMutual. The Company received a return of capital of $3 million from MML Bay State in 2010. The Company did not receive a return of capital from MML Bay State in 2009.

Summarized below is statutory financial information for MML Bay State:

	As of and for the Years Ended December 31,
	2010	2009	2008

	(In Millions)

Total revenue	$116	$120	$133
Net income (loss)	36	8	10
Assets	4,413	4,345	4,176
Liabilities	4,261	4,187	3,984
Shareholder’s equity	152	158	192

e.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loan pools. The carrying value of mortgage loans was $941 million, net of valuation allowances of $10 million as of December 31, 2010. The carrying value of mortgage loans was $1,073 million, net of valuation allowances of $18 million as of December 31, 2009.

On occasion, the Company advances funds for the payment of taxes, assessments and other amounts such as real estate taxes, legal bills, and appraisals prepared by a designated external appraiser to protect collateral. Typically, advances are made on problem loans for which the Company is in negotiations with the borrower. To the extent that advances are not recoverable, they are written off as a realized loss. There were no taxes, assessments or other amounts advanced on behalf of a third party as of December 31, 2010. As of December 31, 2009, there were less than $1 million of taxes, assessments or other amounts advanced on behalf of a third party. These advances were excluded from the mortgage loan carrying value.

Residential mortgage loan pools are pools of homogeneous residential mortgage loans substantially backed by FHA and VA guarantees. The Company purchases seasoned loan pools, most of which are FHA insured or VA guaranteed. The Company does not originate any residential mortgages but invests in residential mortgage loan pools which may contain mortgages of subprime credit quality. As of December 31, 2010 and 2009, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s commercial mortgage loans primarily finance various types of commercial real estate properties throughout the U.S. and Canada. The Company holds commercial mortgage loans for which it is the primary lender and mezzanine loans for which the Company is a secondary lender, often for a commercial property in development. These loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. Shareholder’s equity was not materially impacted by the geographical concentrations for the years ended December 31, 2010 or 2009.

The amortized cost, carrying value, fair value and change in valuation allowance of the Company’s mortgage loans were as follows:

	December 31, 2010			Years Ended December 31, 2010

	Amortized Cost	Carrying Value	Fair Value	Increase (Decrease) in Valuation Allowance

	(In Millions)

Commercial mortgage loans
Primary lender	$673	$675	$681	$(8)
Mezzanine loans	10	7	7	-

Total commercial mortgage loans	683	682	688	(8)

Residential mortgage loans
FHA and VA guaranteed	255	255	244	-
Other residential loans	4	4	4	-

Total residential mortgage loans	259	259	248	-

Total mortgage loans	$942	$941	$936	$(8)

	December 31, 2009			Year Ended December 31, 2009

	Amortized Cost	Carrying Value	Fair Value	Increase (Decrease) in Valuation Allowance

	(In Millions)

Commercial mortgage loans
Primary lender	$786	$778	$743	$13
Mezzanine loans	10	7	8	(3)

Total commercial mortgage loans	796	785	751	10

Residential mortgage loans
FHA and VA guaranteed	283	283	263	-
Other residential loans	5	5	5	-

Total residential mortgage loans	288	288	268	-

Total mortgage loans	$1,084	$1,073	$1,019	$10

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2010, scheduled mortgage loan maturities, net of valuation allowances, for commercial and residential loans were as follows (in millions):

2011	$96
2012	193
2013	56
2014	85
2015	49
Thereafter	203

Commercial mortgage loans	682
Residential loan pools	259

Total	$941

The loan-to-value ratios by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2010

	Less than 71%	71% to 80%	81% to 90%	91% to 95%	Above 95%	Total	% of Total

	($ In Millions)

Office	$148	$60	$33	$9	$62	$312	46%
Apartments	52	12	38	38	28	168	25
Industrial and other	31	17	12	46	31	137	20
Retail	17	3	4	-	20	44	6
Hotels	6	4	6	5	-	21	3

Total	$254	$96	$93	$98	$141	$682	100%

	December 31, 2009

	Less than 71%	71% to 80%	81% to 90%	91% to 95%	Above 95%	Total	% of Total

	($ In Millions)

Office	$132	$53	$67	$33	$70	$355	45%
Apartments	47	35	44	19	59	204	26
Industrial and other	32	17	12	33	45	139	18
Retail	12	7	1	-	25	45	6
Hotels	12	8	-	-	22	42	5

Total	$235	$120	$124	$85	$221	$785	100%

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table sets forth the internal ratings for the Company’s mortgage loan portfolio, which the Company believes reflect the equivalent nationally recognized credit quality ratings:

	December 31, 2010

	AAA and AA	A	BBB and BB	B	CCC-C	D	Total

	(In Millions)

Commercial mortgage loans
Primary lender	$131	$237	$173	$134	$-	$-	$675
Mezzanine loans	-	1	-	2	4	-	7

Total commercial mortgage loans	131	238	173	136	4	-	682

Residential mortgage loans
FHA insured and VA guaranteed	255	-	-	-	-	-	255
Other residential loans	4	-	-	-	-	-	4

Total residential mortgage loans	259	-	-	-	-	-	259

Total mortgage loans	$390	$238	$173	$136	$4	$-	$941

As of December 31, 2010 and 2009, the Company had one restructured loan. Restructured loans typically have been modified to defer a portion of the contracted interest payments to future periods. No interest was deferred to future periods for the years ended December 31, 2010 or 2009.

The following table presents an analysis of the Company’s commercial mortgage loans on which a valuation allowance has been recorded:

	December 31, 2010

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income

	(In Millions)

Commercial mortgage loans
Primary lender	$52	$52	$59	$(7)	$4
Mezzanine loans	2	2	4	(3)	-

Total	$54	$54	$63	$(10)	$4

Note: As of December 31, 2010, the Company held no impaired residential mortgage loans with a valuation allowance recorded. All mortgage loans included in the table above were individually valued for impairment.

As of December 31, 2010, the Company had $1 million of unpaid principal balance in impaired commercial mortgage loans with no related valuation allowance recorded.

As of December 31, 2010, the Company did not hold any impaired residential mortgage loans.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table represents the valuation allowance recorded for the Company’s mortgage loans:

	December 31, 2010

	Commercial

	Primary lender	Mezzanine	Total

	(In Millions)

Beginning balance	$(15)	$(3)	$(18)
Additions	(3)	(1)	(4)
Decreases	3	1	4
Write-downs	8	-	8

Ending balance	$(7)	$(3)	$(10)

Note: As of December 31, 2010, the Company did not hold any FHA insured or VA guaranteed residential loans with a valuation allowance.

The following table represents the valuation allowance recorded for the Company’s mortgage loans:

December 31, 2009

(In Millions)

Beginning balance	$(8)
Additions	(16)
Decreases	6

Ending balance	$(18)

As of December 31, 2010, the Company did not hold any past due commercial or residential mortgage loans.

The change in the valuation allowance is recorded in change in net unrealized capital gains (losses) in the Statutory Statements of Changes in Shareholder’s Equity.

Mortgage loans with valuation allowances consisted of the following:

	December 31,
	2010	2009

	(In Millions)

Mortgage loans with valuation allowance	$64	$88
Less: Valuation allowance on impaired loans	(10)	(18)

Net carrying value of mortgage loans with valuation allowances	$54	$70

Average recorded investment mortgage loans with valuation allowances	$54	$70

The Company recorded $4 million in interest income on impaired loans as of December 31, 2010 and $5 million as of December 31, 2009.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

During the years ended December 31, 2010 and 2009, mortgage loan lending rates, including fixed and variable, on the portfolio of mortgage loans were:

	December 31, 2010			December 31, 2009

	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	1.0%	8.4%	5.3%	1.0%	12.0%	5.3%
Residential mortgage loan pools	3.9%	10.0%	6.4%	4.3%	11.0%	6.4%
Mezzanine mortgage loans	3.0%	15.0%	7.1%	3.0%	12.0%	6.4%

During the years ended December 31, 2010 and 2009, mortgage loan lending rates, including fixed and variable, on new issues were:

	December 31, 2010			December 31, 2009

	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	4.6%	7.8%	5.6%	1.2%	12.0%	6.8%
Residential mortgage loan pools	5.6%	5.6%	5.6%	-	-	-
Mezzanine mortgage loans	-	-	-	-	-	-

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 89.5% as of December 31, 2010 and 2009. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 97.5% as of December 31, 2010 and 2009.

The Company did not have any interest deferred to future periods from mortgage loans on properties under development as of December 31, 2010 and 2009.

As of December 31, 2010, the carrying value of commercial mortgage loans for which the Company has suspended interest accruals was (in millions):

Primary lender	$2
Mezzanine loans	3

Total commercial mortgage loans	$5

Note: As of December 31, 2010 the Company did not have any residential mortgage loans for which it had suspended interest accruals.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2010

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$170	83%
Massachusetts	45	68%
Texas	44	85%
Washington	42	75%
Virginia	35	70%
Arizona	33	99%
All other states	247	75%
Canada	66	80%

Total commercial mortgage loans	$682	79%

Note: All other states in this table consist of 28 states, with no individual state exposure exceeding $17 million.

	December 31, 2009

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$180	83%
Washington	54	82%
Massachusetts	51	73%
Texas	50	78%
Arizona	42	99%
Virginia	40	76%
All other states	303	83%
Canada	65	80%

Total commercial mortgage loans	$785	82%

Note: All other states in this table consist of 30 states, with no individual state exposure exceeding $18 million.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2010	2009

	(In Millions)

Held for the production of income	$31	$20
Accumulated depreciation	(4)	(2)
Encumbrances	(10)	(2)

Held for the production of income, net	17	16

Held for sale	5	-
Accumulated depreciation	(1)	-

Held for sale, net	4	-

Total real estate	$21	$16

The Company invests in real estate as part of its diversified investment strategy. Properties are acquired and managed for net income growth and increasing value. Upon management’s approval for the sale of a property it is classified as held for sale. Most properties acquired through foreclosure are classified as held for sale.

As of December 31, 2010 the Company classified one residential complex as held for sale. It was transferred to this category during the year.

The Company did not hold any non-income producing property as of December 31, 2010 or 2009.

Depreciation expense on real estate was $1 million for the year ended December 31, 2010, less than $1 million for the year ended December 31, 2009 and $1 million for the year ended December 31, 2008.

g.	Partnerships and limited liability companies

Partnership and LLC holdings, at carrying value, had characteristics of:

	December 31,
	2010	2009

	(In Millions)

Common stocks	$91	$111
Fixed maturities/preferred stock	60	60
Real estate	54	56
Mortgage loans	16	3
LIHTC	9	11
Other	5	4

Total	$235	$245

As of December 31, 2010 and 2009, the Company did not hold any partnerships or LLC with significant Alt A or subprime exposure.

There were no write-downs or reclassifications on LIHTC made during the years ended December 31, 2010 or 2009 due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC properties currently subject to regulatory review.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Net investment income

Net investment income was derived from the following sources:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Bonds	$224	$185	$177
Preferred stocks	1	1	1
Common stocks - subsidiaries and affiliates	37	45	-
Common stocks - unaffiliated	1	-	2
Mortgage loans	56	63	69
Policy loans	11	11	10
Real estate	2	2	2
Partnerships and LLC	11	4	27
Derivatives	2	22	12
Cash, cash equivalents and short-term investments	1	5	10
Other	1	-	1

Subtotal investment income	347	338	311
Amortization of the IMR	11	(4)	(10)
Less: Investment expenses	(12)	(11)	(15)

Net investment income	$346	$323	$286

i.	Net realized capital gains and losses

Net realized capital gains (losses) including OTTI were comprised of the following:

	Year Ended December 31, 2010

	Realized Gains	Realized Losses	OTTI	Net Realized Gains (Losses)

	(In Millions)

Bonds	$19	$(10)	$(14)	$(5)
Common stocks - unaffiliated	3	(1)	-	2
Mortgage loans	1	(2)	(5)	(6)
Real estate	-	-	-	-
Partnerships and LLC	1	-	(10)	(9)
Derivatives and other	112	(108)	-	4

	$136	$(121)	$(29)	(14)

Federal and state taxes				(4)

Net realized capital gains (losses) before deferral to the IMR				(18)

Net (gains) losses deferred to the IMR				(13)
Less: taxes				1

Net after tax (gains) losses deferred to the IMR				(12)

Net realized capital gains (losses)				$(30)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2009

	Realized Gains	Realized Losses	OTTI	Net Realized Gains (Losses)

	(In Millions)

Bonds	$29	$(11)	$(42)	$(24)
Preferred stocks	-	-	(4)	(4)
Common stocks - subsidiary and affiliates	-	-	(1)	(1)
Common stocks - unaffiliated	6	(1)	(2)	3
Mortgage loans	-	(2)	(5)	(7)
Partnerships and LLC	-	-	(9)	(9)
Derivatives and other	14	(31)	-	(17)

	$49	$(45)	$(63)	(59)

Federal and state taxes				5

Net realized capital gains (losses) before deferral to the IMR				(54)

Net (gains) losses deferred to the IMR				(3)
Less: taxes				8

Net after tax (gains) losses deferred to the IMR				5

Net realized capital gains (losses)				$(49)

	Year Ended December 31, 2008

	Realized Gains	Realized Losses	OTTI	Net Realized Gains (Losses)

	(In Millions)

Bonds	$24	$(25)	$(54)	$(55)
Preferred stocks	-	-	(3)	(3)
Common stocks - subsidiary and affiliates	-	-	(3)	(3)
Common stocks - unaffiliated	9	(6)	(2)	1
Mortgage loans	-	(1)	-	(1)
Partnerships and LLC	-	-	(16)	(16)
Derivatives and other	53	(42)	-	11

	$86	$(74)	$(78)	(66)

Federal and state taxes				15

Net realized capital gains (losses) before deferral to the IMR				(51)

Net (gains) losses deferred to the IMR				(9)
Less: taxes				(2)

Net after tax (gains) losses deferred to the IMR				(11)

Net realized capital gains (losses)				$(62)

Portions of realized capital gains and losses, which were determined to be interest related, were deferred into the IMR. The IMR balance was a nonadmitted asset of $54 million as of December 31, 2010 and 2009.

Refer to Note 2v. “Interest maintenance reserve” for information on the Company’s policy for IMR.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bond OTTI were comprised of the following:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Structured and loan-backed securities
Alt-A RMBS	$(9)	$(13)	$(24)
Alt-A CDOs	-	-	(1)
Subprime RMBS	(1)	(5)	(5)
Prime RMBS	(2)	(3)	(3)
All other CDOs	-	(1)	(1)

Total structured and loan-backed securities	(12)	(22)	(34)

Leveraged loans
Domestic leveraged loans	-	(3)	(1)
European leveraged loans	-	(5)	(3)

Total leveraged loans	-	(8)	(4)

Corporate bonds	(2)	(12)	(16)

Total bonds OTTI	$(14)	$(42)	$(54)

Of the $14 million of OTTI for the year ended December 31, 2010, 86% of the impairments were determined using internally developed models. Of the $42 million of OTTI for the year ended December 31, 2009, 52% of the impairments were determined using internally developed models.

Loan-backed and structured securities

For the first two quarters of 2009, statutory OTTI of structured and other loan-backed securities were based on undiscounted cash flow models which produced $9 million of impairments. As discussed in Note 3 “New accounting standards,” the Company adopted a new accounting standard for determining whether or not an impairment is other than temporary for structured and loan-backed securities. The effect of adopting the new standard, as of July 1, 2009, was a $3 million decrease in the book value of the associated bonds. This adjustment was recorded as a cumulative effect of an accounting change in surplus, with an offsetting tax adjustment of $1 million and a corresponding adjustment to AVR of less than $1 million.

The following table contains loan-backed and structured securities that recognized OTTI, through the year ended December 31, 2010 and six months ended December 31, 2009 as described in Note 2aa. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses,” classified on the following bases for recognizing OTTI:

	Year Ended December 31,	Six Months Ended December 31,
	2010	2009

	(In Millions)

Intent to sell	$(1)	$-
Inability or lack of intent to retain for a period of time sufficient to recover amortized cost basis	-	-
Present value of cash flows expected to be collected is less than amortized cost basis	(11)	(12)

Total	$(12)	$(12)

Refer to Note 17 “Impairment listing for loan-backed and structured securities” for CUSIP level detail of impaired structured securities (present value of cash flows is less than cost or amortized cost), including securities with recognized OTTI for noninterest related declines for which an interest related impairment has not yet been recognized.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

j.	Securities sold under agreements to repurchase

The Company had securities sold under agreements to repurchase with total carrying values of $280 million as of December 31, 2010 and $299 million as of December 31, 2009. As of December 31, 2010, the maturities of these agreements were January 7, 2011 through January 20, 2011 and the interest rate was 0.2%. The outstanding amounts were collateralized by bonds with fair values of $278 million as of December 31, 2010 and $304 million as of December 31, 2009.

k.	Derivative financial instruments

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investment positions. These combined investments are created opportunistically when they are economically more attractive than the simulated instrument or when the simulated instruments are unavailable. Synthetic assets can be created to either hedge and reduce the Company's exposure or increase the Company's exposure to a particular asset. The Company held synthetic assets which increased the Company's exposure to $193 million as of December 31, 2010 and $156 million as of December 2009. Of this amount, $48 million as of December 31, 2010 and $5 million as of December 31, 2009, were considered replicated asset transactions as defined under statutory accounting principles as the paring of a long derivative contract with a cash instrument held. The Company’s derivative strategy employs a variety of derivative financial instruments, including interest rate swaps, currency swaps, equity and credit default swaps, options, interest rate caps and floors, forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not designated in hedging relationships; therefore, as allowed by accounting rules, the Company specifically and intentionally made the decision not to apply hedge accounting.

Under interest rate swaps, the Company agrees, at specified intervals, to an exchange of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount. Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Interest rate swaps are primarily utilized to more closely match the interest rate cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments.

Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company utilizes currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

Credit default swaps involve a transfer of the credit risk of fixed income instruments from one party to another in exchange for periodic premium payments. The buyer of the credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the underlying security. This transfers the risk of default from the buyer of the swap to the seller. If a specified credit event occurs, as defined by the agreement, the seller is obligated to pay the counterparty the contractually agreed upon amount and receives in return the underlying security in an amount equal to the notional value of the credit default swap. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy. The Company does not write credit default swaps as a participant in the credit insurance market but does sell swaps to generate returns consistent with bond returns when the actual bond is not available or the market price is more expensive.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company uses credit default swaps to either reduce exposure to particular issuers by buying protection or increase exposure to issuers by selling protection against specified credit events. The Company buys protection as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells protection to enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market or to enter into synthetic transactions by buying a high quality liquid bond to match against the credit default swap.

Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter into an interest rate swap at a future date. The Company purchases these options in order to protect against undesirable financial effects resulting from interest rate exposures that exist in its assets and/or liabilities.

Interest rate cap agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with an increase in a reference rate or index in return for a premium. Interest rate floor agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with a decline in a reference rate or index in return for a premium. The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company’s loss in this environment. These derivative instruments are used to reduce the duration risk of fixed maturity investments to match certain life insurance products in accordance with the Company’s asset and liability management policy.

The Company utilizes certain other agreements including forward contracts and financial futures to reduce exposures to various risks. Forward contracts and financial futures are used by the Company to manage market risks relating to interest rates. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange is agreed upon at the time of the contract. The Company also uses “to be announced” (TBAs) forward contracts to participate in the investment return on mortgage-backed securities. The Company believes that TBAs can provide a more liquid and cost effective method of participating in the investment return on mortgage-backed securities than purchasing or selling individual mortgage-backed pools. Typically, the price is agreed upon at the time of the contract and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus accounts for these TBAs as derivatives. TBAs which settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions.

The Company’s principal derivative market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the rating on the counterparty’s long term, unsecured, unsubordinated debt. Additionally, in many instances, the Company enters into agreements with counterparties that allow for contracts in a positive position, where the Company is due amounts, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s exposure. Collateral pledged by the counterparties was $115 million as of December 31, 2010 and $118 million as of December 31, 2009. In the event of default the full market value exposure at risk in a net gain position, net of offsets and collateral, was $1 million as of December 31, 2010 and $21 million as of December 31, 2009. The amount at risk using NAIC prescribed rules was $14 million as of December 31, 2010 and $20 million as of December 31, 2009. Negative values in the carrying value of a particular derivative category can result from a counterparty’s right to offset positions in multiple derivative financial instruments. The Company regularly monitors counterparty credit ratings and exposures, derivative positions and valuations, and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized. The Company monitors this exposure as part of its management of the Company’s overall credit exposures.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables summarize the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2010

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$86	$3,473	$24	$1,735
Currency swaps	-	88	7	34
Options	61	1,190	-	-
Asset and credit default swaps	-	100	(1)	29
Forward contracts	2	113	1	110
Financial futures - long positions	-	520	-	-
Financial futures - short positions	-	49	-	-

Total	$149	$5,533	$31	$1,908

	December 31, 2009

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$89	$1,542	$3	$1,002
Currency swaps	(1)	84	7	43
Options	52	1,099	-	-
Asset and credit default swaps	1	45	(1)	25
Forward contracts	1	172	1	63
Financial futures - long positions	-	160	-	-

Total	$142	$3,102	$10	$1,133

Notional amounts do not represent amounts exchanged by the parties and thus are not a measure of the Company’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices, or financial and other indices.

The following table summarizes the Company’s notional amounts by contractual maturity and type of derivative:

		One	Five		December 31,
	One Year	Through	Through	After	2010	2009

	or Less	Five Years	Ten Years	Ten Years	Total	Total

	(In Millions)

Interest rate swaps	$14	$1,965	$1,331	$1,898	$5,208	$2,544
Currency swaps	-	95	27	-	122	127
Options	-	-	124	1,066	1,190	1,099
Other derivatives	806	107	8	-	921	465

Total	$820	$2,167	$1,490	$2,964	$7,441	$4,235

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table represents the Company’s net notional interest rate swap positions:

	December 31,
	2010	2009

	(In Millions)

Open interest rate swaps in a fixed receive position	$2,431	$1,079
Open interest rate swaps in a fixed pay position	2,777	1,465

Total interest rate swaps	$5,208	$2,544

The following tables summarize the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) on the mark to market of open contracts by derivative type:

	December 31, 2010

	Net Realized Gains (Losses) Closed Contracts	Change In Net Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$(4)	$(24)
Currency swaps	-	1
Options	(14)	9
Forward contracts	9	-
Financial futures - long positions	16	-
Financial futures - short positions	(4)	-

Total	$3	$(14)

	December 31, 2009

	Net Realized Gains (Losses) Closed Contracts	Change In Net Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$1	$(36)
Currency swaps	(1)	(12)
Asset, equity and credit default swaps	-	(6)
Options	(5)	(50)
Forward contracts	5	2
Financial futures - long positions	(14)	-
Financial futures - short positions	(3)	-

Total	$(17)	$(102)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2008

	Net Realized Gains (Losses) Closed Contracts	Change In Net Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$-	$78
Currency swaps	(3)	24
Asset, equity and credit default swaps	3	6
Options	(9)	51
Forward contracts	3	-
Financial futures - long positions	18	-

Total	$12	$159

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Fair value of financial instruments

The following fair value disclosure summarizes the Company’s financial instruments:

	December 31,		December 31,
	2010		2009

	Carrying Value	Fair Value	Carrying Value	Fair Value

	(In Millions)

Financial assets:
Bonds:
U. S. government and agencies	$502	$502	$815	$770
States, territories and possessions	80	77	27	27
Special revenue	88	95	76	78
Industrial and miscellaneous	3,288	3,408	2,842	2,814
Credit tenant loans	2	2	2	2
Parent, subsidiaries and affiliates	310	291	166	141
Preferred stocks	15	21	7	11
Common stock - unaffiliated	6	6	11	11
Mortgage loans - commerical	682	688	785	751
Mortgage loans - residential	259	248	288	268
Cash, cash equivalents and short-term investments	419	419	459	459
Derivatives:
Forward contracts	2	2	1	1
Interest rate swaps	86	86	89	89
Currency swaps	-	-	(1)	(1)
Asset and credit default swaps	-	-	1	1
Options	61	61	52	52

Financial liabilities:
Securities sold under agreements to repurchase	280	280	299	299
Investment-type insurance contracts:
Individual annuity investment contracts	3,439	3,515	3,424	3,442
Supplementary investment contracts	20	21	13	13
Derivatives:
Forward contracts	1	1	1	1
Interest rate swaps	24	24	3	3
Currency swaps	7	7	7	7
Asset and credit default swaps	(1)	(1)	(1)	(1)

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts.

Level 3 bonds as defined below were 25% of the total fair value of bonds as of December 31, 2010 and 24% as of December 31, 2009.

The average fair value of outstanding derivative financial instrument assets over the course of the year was $146 million as of December 31, 2010 and $186 million as of December 31, 2009. The average fair value of outstanding derivative financial instrument liabilities over the course of the year was $21 million as of December 31, 2010 and $6 million as of December 31, 2009.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value hierarchy

For the year ended December 31, 2010, there were no significant changes to the Company’s valuation techniques.

The Company’s valuation techniques are based upon observable and unobservable pricing inputs. Observable inputs reflect market data obtained from independent sources based on trades of securities, while unobservable inputs reflect the Company’s market assumptions. These inputs comprise the following fair value hierarchy:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets and liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quotable market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quotable prices are not available, prices are derived from observable market data, for similar assets in an active market or obtained directly from brokers for identical assets traded in an inactive market. Investments which are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs that are not directly observable or correlated with observable market data. Typical inputs which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings, benchmark yields such as the London Inter-bank Offering Rate, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments which are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The fair value for investment-type insurance contracts is determined as follows:

The fair value of individual annuity investment and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the market value. For contracts with longer durations, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Nonparticipating deferred annuities are valued using cash flow projections from the Company’s asset-liability management analysis.

The fair value of short-term debt instruments with a maturity less than 30 days is assumed to be equal to the book value. The Company generally uses unadjusted quotable market prices from independent brokers, when available, to determine the fair value of debt instruments with a maturity greater than 30 days.

Assets that are carried at fair value on a recurring basis are those that are marked to market at regular intervals. All of the Company’s financial instruments that are carried at fair value are measured on a recurring basis.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables present the Company’s fair value hierarchy for financial instruments which are carried at fair value:

	December 31, 2010

	Level 1	Level 2	Level 3	Netting (1)	Total

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$-	$4	$10	$-	$14
Parent, subsidiaries and affiliates	-	1	-	-	1
Preferred stocks NAIC 4-6	2	-	-	-	2
Common stock - unaffiliated	3	-	3	-	6
Cash equivalents and short-term investments (2)	-	335	-	-	335
Separate account assets	1,869	-	-	-	1,869
Derivatives:
Forward contracts	-	2	-	-	2
Interest rate swaps	-	192	-	(106)	86
Currency swaps	-	5	-	(5)	-
Asset and credit default swaps	-	2	-	(2)	-
Options	-	61	-	-	61

Total financial assets carried at fair value	$1,874	$602	$13	$(113)	$2,376

Financial liabilities:
Derivatives:
Forward contracts	$-	$1	$-	$-	$1
Interest rate swaps	-	130	-	(106)	24
Currency swaps	-	12	-	(5)	7
Asset and credit default swaps	-	1	-	(2)	(1)

Total financial liabilities carried at fair value	$-	$144	$-	$(113)	$31

(1)

Netting adjustments represent offsetting positions that may exist under a master-netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)	Does not include cash of $84 million.

For the year ended December 31, 2010 there were no significant transfers between Level 1 and Level 2.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2009

	Level 1	Level 2	Level 3	Netting (1)	Total

	(In Millions)

Financial assets:
Preferred stocks NAIC 4-6	$3	$-	$1	$-	$4
Common stock - unaffiliated	3	3	5	-	11
Derivative financial instruments	-	169	-	(27)	142
Cash equivalents and short-term investments	-	462	-	-	462
Separate account assets	1,821	-	-	-	1,821

Total financial assets carried at fair value	$1,827	$634	$6	$(27)	$2,440

Financial liabilities:
Derivative financial instruments	$-	$37	$-	$(27)	$10

(1)

Netting adjustments represent offsetting positions that may exist under a master-netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables present changes in the Company’s Level 3 financial instruments which are carried at fair value:

	Balance as of 12/31/2009	Gains (Losses) in Net Income	Gains (Losses) in Surplus	Purchases	Issuances	Sales	Settlements	Transfers Into Level 3 (1)	Transfers Out of Level 3 (1)	Balance as of 12/31/2010

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$-	$1	$(1)	$-	$2	$(2)	$(2)	$23	$(11)	$10
Preferred stocks NAIC 4-6	1	-	(1)		-	-	-	-	-	-
Common stock - unaffiliated	5	2	-		-	(4)	-	-	-	3

Total Level 3 financial assets carried at fair value	$6	$3	$(2)	$-	$2	$(6)	$(2)	$23	$(11)	$13

(1)

The majority of transfers into/out of Level 3 for bonds are related to NAIC Category 6 bonds. These bonds had previously been separately stated as being held at fair value on a non-recurring basis. The NAIC recently stated that all assets carried at fair value should be reported together.

	Balance as of 12/31/2008	Gains (Losses) in Net Income	Gains (Losses) in Surplus	Acquisitions and (Dispositions)	Transfers Into (Out of) Level 3	Balance as of 12/31/2009

	(In Millions)

Financial assets:
Preferred stocks NAIC 4-6	$-	$-	$1	$(1)	$1	$1
Common stock: unaffiliated	6	1	2	(1)	(3)	5

Total Level 3 financial assets carried at fair value	$6	$1	$3	$(2)	$(2)	$6

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The table below summarizes the deferred and uncollected life insurance premium on a gross basis as well as net of loading and reinsurance.

	December 31,
	2010		2009

	Gross	Net	Gross	Net

	(In Millions)

Ordinary renewal (ceded)	$(29)	$(28)	$(18)	$(17)
Group life	1	1	1	1

Total	$(28)	$(27)	$(17)	$(16)

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Refer to Note 2r. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary renewal business consists of the basic amount of premium required on the underlying life insurance policies.

7.	Related party transactions

The following transactions are between the Company and related parties.

As of December 31, 2010 and 2009, the Company reported less than $1 million as amounts due from subsidiaries and affiliates and $16 million and $23 million, respectively, as amounts due to subsidiaries and affiliates. Terms require settlement of these amounts within 30 to 90 days.

The Company has a modified coinsurance (Modco) quota-share reinsurance agreement with MassMutual where the Company cedes 75% of the premium on certain universal life policies. In return, MassMutual pays the Company a stipulated expense allowance, death and surrender benefits, and a Modco adjustment based on experience. The Company retains the assets and related reserves for payment of future benefits on the ceded policies. The Modco adjustment is the mechanism by which MassMutual funds the reserve on the reinsured portion of the risk. It is needed to adjust for the financial effect of the Company holding the reserves on the ceded coverage rather than MassMutual.

The Company also has a stop-loss agreement with MassMutual under which the Company cedes claims which, in aggregate, exceed 0.72% of the covered volume for any year, with maximum coverage of $25 million above the aggregate limit. The aggregate limit was $78 million in 2010, $84 million in 2009 and $43 million in 2008 and it was not exceeded in any of the years.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has coinsurance agreements with MassMutual, where the Company cedes substantially all of the premium on certain universal life policies. In return, MassMutual pays to the Company a stipulated expense allowance and death and surrender benefits. MassMutual holds the assets and related reserves for payment of future benefits on the ceded policies.

The net amounts outstanding with MassMutual for the various reinsurance agreements were $2 million due to MassMutual as of December 31, 2010 and $3 million due from MassMutual as of December 31, 2009. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes the reinsurance transactions between the Company and MassMutual:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Premium income (expense) ceded, related to:
Modified coinsurance agreements	$(13)	$(14)	$(15)
Stop-loss agreements	(1)	(1)	(1)
Coinsurance agreements	(62)	(64)	(72)

Modified coinsurance adjustments ceded, included in fees and other income (expense)	(27)	(24)	(32)

Expense allowances on reinsurance ceded, included in fees and other income (expense), related to:
Modified coinsurance agreements	4	4	4
Coinsurance agreements	17	18	19

Policyholders’ benefits ceded, related to:
Modified coinsurance agreements	34	30	35
Coinsurance agreements	42	65	37

Experience refunds received, related to:
Stop-loss agreements	1	1	1

The Company has an agreement where MassMutual, for a fee, furnishes the Company, as required, operating facilities, human resources, computer software development and managerial services. Investment and administrative services are also provided to the Company pursuant to a management services agreement with MassMutual. While management believes that these fees are calculated on a reasonable basis, these fees may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis. The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Fee income:
Recordkeeping and other services	$2	$1	$2
Fee expense:
Management and service contracts and cost-sharing arrangements	65	74	72

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company and its subsidiary, MML Bay State, participate in variable annuity exchange programs with its parent, MassMutual, where certain variable annuity contract holders of either company can make nontaxable exchanges of their contract for an enhanced variable annuity contract of the other company. The Company recorded premium income of $1 million as of December 31, 2010 and $2 million as of December 31, 2009 and 2008. The Company recorded surrender benefits of $8 million, $24 million and $114 million in 2010, 2009 and 2008, respectively, related to these exchange programs. The Company has an agreement with MassMutual to compensate them or to be compensated for the lost revenue associated with the exchange of contracts that are within the surrender charge period. As a result of these exchanges, the Company did not receive any net commissions as of December 31, 2010; the Company has received net commissions of less than $1 million for the years ended December 31, 2009 and 2008.

8.	Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company reinsures a portion of its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement. The amounts reinsured are on a yearly renewable term, coinsurance or modified coinsurance basis.

Refer to Note 7 “Related party transactions” for more information about the Company’s affiliated reinsurance transactions.

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies and which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2010, the resulting reduction in shareholder’s equity due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $262 million assuming no return of the assets backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Income (Loss) were as follows:

	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Direct premium	$603	$1,027	$942
Premium ceded	(157)	(155)	(162)

Total net premium	$446	$872	$780

Reinsurance recoveries Ceded	$150	$126	$128

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2010	2009

	(In Millions)

Reinsurance reserves ceded	$(1,023)	$(1,011)

Amounts recoverable from reinsurers	32	28

As of December 31, 2010, one reinsurer accounted for 19% of the outstanding reinsurance recoverable and the next largest reinsurer had 15% of the balance. The Company believes that no exposure to a single reinsurer represents an inappropriate concentration of risk to the Company, nor is the Company’s business substantially dependent upon any single reinsurer.

9.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had total life insurance in force of $44,912 million and $47,655 million as of December 31, 2010 and 2009, respectively. Of this total, the Company had $2,245 million and $2,057 million of life insurance in force as of December 31, 2010 and 2009, respectively, for which the gross premium was less than the net premium according to the standard valuation set by the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers.

The following table summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2010				2009

	Amount	Interest Rates			Amount	Interest Rates

	( $ In Millions)

Individual annuities	$3,430	4.5%	-	9.0%	$3,427	4.5%	-	9.0%
Individual universal and variable life	1,613	4.0%	-	4.5%	1,602	4.0%	-	4.5%
Group life	70	2.5%	-	4.0%	69	2.5%	-	4.0%
Individual life	22	2.5%	-	4.5%	14	2.5%	-	4.5%

Total	$5,135				$5,112

Group life includes corporate-owned life insurance products. Individual life includes term insurance.

b.	Liabilities for deposit-type contracts

Supplementary contracts not involving life contingencies of $26 million and $17 million as of December 31, 2010 and 2009, respectively, were included in liabilities for deposit-type contracts. The interest rate range on supplementary contracts was 3.0% - 3.3% as of December 31, 2010 and 2009.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features such as GMDBs. Election of these benefits on annuity contracts is generally only available at contract issue. The following table shows the liabilities for GMDBs as required by the actuarial guidelines (in millions):

Liability as of December 31, 2008	$	28
Incurred guarantee benefits in 2009		(13)
Paid guarantee benefits in 2009		(4)

Liability as of December 31, 2009		11
Incurred guarantee benefits in 2010		9
Paid guarantee benefits in 2010		(2)

Liability as of December 31, 2010	$	18

The Company held reserves in accordance with the stochastic and standard scenarios as of December 31, 2010 and 2009, respectively. As of December 31, 2010 the Company did not hold additional reserves. As of December 31, 2009 the Company held additional reserves above those indicated based on the standard scenario in order to maintain a prudent level of reserve adequacy.

The following table summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDBs classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2010			December 31, 2009

	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age

	($ In Millions)

GMDB	$1,773	$95	63	$1,755	$204	62

Account balances of variable annuity contracts with GMDBs are summarized in the table below:

	December 31,
	2010	2009

	(In Millions)

Separate account	$1,444	$1,427
Company’s general investments	329	328

Total	$1,773	$1,755

d.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net liability for guarantees on universal life and variable universal life type contracts was as follows:

	December 31,
	2010	2009

	(In Millions)

Beginning balance	$495	$457
Net liability increase	19	38

Ending balance	$514	$495

10.	Federal income taxes

As discussed in Note 3 “New accounting standards,” the Company adopted new guidance in 2009 pertaining to accounting requirements for income taxes, which increased the potential admittance of DTAs. It provided an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. This guidance was initially effective for 2009 annual statements and 2010 interim and annual statements and has been subsequently extended for 2011 interim and annual statements.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net DTA or net DTL recognized in the Company’s assets, liabilities and surplus are as follows:

	December 31, 2010
	Ordinary	Capital	Total

	(In Millions)

Total gross DTAs	$193	$81	$274
Statutory valuation allowance adjustment	-	-	-

Total adjusted gross DTAs	193	81	274
Total gross DTLs	(6)	(90)	(96)

Net DTA(L)	187	(9)	178
Total DTAs nonadmitted	(67)	-	(67)

Net admitted DTA(L)	$120	$(9)	$111

	December 31, 2009
	Ordinary	Capital	Total

	(In Millions)

Total gross DTAs	$163	$48	$211
Statutory valuation allowance adjustment	-	-	-

Total adjusted gross DTAs	163	48	211
Total gross DTLs	(18)	(34)	(52)

Net DTA(L)	145	14	159
Total DTAs nonadmitted	(94)	(9)	(103)

Net admitted DTA(L)	$51	$5	$56

	Change
	Ordinary	Capital	Total

	(In Millions)

Total gross DTAs	$30	$33	$63
Statutory valuation allowance adjustment	-	-	-

Total adjusted gross DTAs	30	33	63
Total gross DTLs	12	(56)	(44)

Net DTA(L)	42	(23)	19
Total DTAs nonadmitted	27	9	36

Net admitted DTA(L)	$69	$(14)	$55

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As permitted under this recent guidance, the Company has chosen to admit DTAs for the current reporting period in accordance with the NAIC approved revisions effective for 2009 and 2010. The amount of adjusted gross DTA admitted under each component and the resulting increased amount by tax character are as follows:

	December 31, 2010
	Ordinary	Capital	Total

	(In Millions)
Admitted DTA 1 year:
Federal income taxes that can be recovered	$9	$3	$12
Remaining adjusted gross DTAs expected to be realized within 1 year	48	13	61
Total gross DTLs	30	65	95

Total admitted DTA realized within 1 year	87	81	168

Admitted DTA 3 years:
Federal income taxes that can be recovered	9	3	12
Remaining adjusted gross DTAs expected to be realized within 3 years	86	13	99
Total gross DTLs	30	65	95

Total admitted DTA realized within 3 years	125	81	206

Increase in net admitted DTA 1 year versus 3 years	$38	$-	$38

	December 31, 2009
	Ordinary	Capital	Total

	(In Millions)
Admitted DTA 1 year:
Federal income taxes that can be recovered	$16	$9	$25
Remaining adjusted gross DTAs expected to be realized within 1 year	12	(4)	8
Total gross DTLs	18	34	52

Total admitted DTA realized within 1 year	46	39	85

Admitted DTA 3 years:
Federal income taxes that can be recovered	16	9	25
Remaining adjusted gross DTAs expected to be realized within 3 years	35	(4)	31
Total gross DTLs	18	34	52

Total admitted DTA realized within 3 years	69	39	108

Increase in net admitted DTA 1 year versus 3 years	$23	$-	$23

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs (including the impact of available carryback and carryforward periods), projected taxable income and tax- planning strategies in making this assessment. The availability of tax-planning strategies had no impact on the Company’s adjusted gross DTA. The impact of available tax-planning strategies on the Company’s net admitted DTA was approximately 49%, all of which was ordinary for tax purposes.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s authorized control level RBC is $95 million and total adjusted capital is $868 million. Total admitted assets and statutory surplus at December 31, 2010 were $8,428 million and $837 million, respectively. Admitted assets and statutory surplus increased by $38 million as disclosed in the previous table.

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2010	2009

	(In Millions)

Federal income tax expense (benefit) on operating earnings	$26	$6
Foreign income tax expense (benefit) on operating earnings	-	-

Total federal and foreign income tax expense (benefit) on operating earnings	26	6
Federal income tax expense (benefit) on net realized capital gains (losses)	4	(6)

Total federal and foreign income tax expense (benefit)	$30	$-

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2010	2009	Change

	(In Millions)
DTAs:
Ordinary
Reserve items	$92	$85	$7
Policy acquisition costs	57	61	(4)
Unrealized investment losses	38	-	38
Nonadmitted assets	3	3	-
Tax credits	2	2	-
Investment items	-	10	(10)
Expense items	-	1	(1)
Other	1	1	-

Total ordinay DTAs	193	163	30
Nonadmitted DTAs	(67)	(94)	27

Admitted ordinary DTAs	126	69	57

Capital
Investment items	56	37	19
Unrealized investment losses	25	11	14

Total capital DTAs	81	48	33
Nonadmitted DTAs	-	(9)	9

Admitted capital DTAs	81	39	42

Admitted DTAs	207	108	99

DTLs:
Ordinary
Reserve for audits and settlements	4	15	(11)
Deferred and uncollected premium	1	1	-
Other	1	2	(1)

Total ordinary DTLs	6	18	(12)

Capital
Unrealized investment gains	90	34	56

Total capital DTLs	90	34	56

Total DTLs	96	52	44

Net admitted DTA	$111	$56	$55

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes before the exclusion of amounts nonadmitted, less the deferred tax portions of the components of the Statutory Statements of Changes in Shareholder’s Equity shown below which are reported net of taxes, results in the reported change in net deferred income taxes.

	Years Ended December 31,
	2010	2009

	(In Millions)

Net DTA(L)	$19	$40
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/losses	4	(34)

Change in net deferred income taxes	$23	$6

As of December 31, 2010, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has total tax credit carryforwards of $2 million in deferred taxes.

The components of federal and foreign income tax on operating items is recorded on the Statutory Statements of Income (Loss) and Statutory Statements of Changes in Shareholder’s Equity and is different from that which would be obtained by applying the prevailing federal income tax rate to operating income before taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2010	2009

	(In Millions)

Provision computed at statutory rate	$36	$14
Investment items	(35)	(17)
Tax credits	(2)	(2)
Change in reserve valuation basis	6	(1)
Expense items	3	-
Other	(1)	-

Total statutory income tax expense (benefit)	$7	$(6)

Federal and foreign income tax expense (benefit)	$30	$-
Change in net deferred income taxes	(23)	(6)

Total statutory income tax expense (benefit)	$7	$(6)

Based on cash taxes paid or refunded with respect to its filed returns, the Company paid federal income taxes in the amount of $2 million during the year ended December 31, 2010 and received refunds of federal income taxes in the amount of $25 million and $4 million during the years ended December 31, 2009 and 2008, respectively. As a result of the aforementioned refunds, there are no federal income taxes available for recovery of the current year or future net losses.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company is included in a consolidated U.S. federal income tax return with its parent, MassMutual, a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and MassMutual’s eligible U.S. subsidiaries. The Company also files income tax returns in various states and foreign jurisdictions. The Company, MassMutual, and MassMutual’s eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies generally are required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns which may be challenged by the various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. For statutory purposes, the NAIC is still evaluating this disclosure requirement. Because statutory guidance has not been issued, the Company has not yet determined the statutory impact of adoption on its statutory financial statements. The Company continues to recognize tax benefits and related reserves in accordance with existing statutory accounting guidance for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2010	$23
Gross change related to positions taken in prior years	3
Gross change related to positions taken in current year	1
Gross change related to settlements	-
Gross change related to lapse of statutes of limitations	-

Balance, December 31, 2010	$27

Included in the liability for unrecognized tax benefits as of December 31, 2010, are $27 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefit balance as of December 31, 2010 includes no unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate. The Company expects the total amount of unrecognized tax benefits to decrease by $17 million over the next 12 months as the result of tax settlements with the federal government.

The Company recognizes accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized in the Company’s financial statements as of December 31, 2010 and 2009 was $3 million and $2 million, respectively. The Company has accrued no penalties related to the liability for unrecognized tax benefits.

The Internal Revenue Service (IRS) has completed its examination of the years 2005 and prior. The IRS is currently auditing the years 2006 and 2007. The Company does not expect a material change in its financial position or liquidity as a result of these audits. As of December 31, 2010 and 2009, the Company had no protective deposits recognized as admitted assets.

The American Recovery and Reinvestment Act of 2009, enacted in February 2009, provided a one year extension of the 50% first year bonus depreciation. In addition, a deferral of up to five years is provided for income from reacquisition of business debt at a discount for 2009 and 2010. The Worker, Homeownership, and Business Assistance Act, enacted in November 2009, allows life insurance companies to carryback losses from operations in one taxable year beginning after December 31, 2007 and beginning before January 1, 2010, for up to five years, instead of three years as previously allowed. The amount of the loss that can be carried back to the fifth preceding year is limited to 50% of the taxable income for that year. The Small Business Jobs Act of 2010, enacted in September 2010, provided an additional one year extension of the 50% first year bonus depreciation for property placed in service in 2010. The Tax Relief,

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unemployment Insurance Reauthorization, and Job Creation Act of 2010 became law on December 17, 2010. This Act allows the extension of 50% bonus depreciation through 2012 and 100% expensing allowance for property placed in service after September 8, 2010, through 2011. These new tax provisions will not have a material effect on the Company’s financial position or liquidity.

11.	Shareholder’s equity

MassMutual has authorized the contribution of funds to the Company sufficient to meet the capital requirements of each state in the U.S. in which the Company is licensed to do business. Substantially all of the statutory shareholder’s equity is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the shareholder without prior approval from the Department. Under these regulations, $90 million of shareholder’s equity is available for distribution to the shareholder in 2011 without prior regulatory approval. In 2010, the Company did not pay dividends to its parent, MassMutual.

12.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, currency exchange risk, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments and amounts due to policyholders. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability management techniques that account for the cash flow characteristics of the assets and liabilities.

Investment and interest rate risks

Investment earnings can be influenced by a number of factors including changes in interest rates, credit spreads, equity markets, general economic conditions and asset allocation. The Company employs a rigorous asset/liability management process to help manage the economics related to investment risks, in particular interest rate risk.

As interest rates decline, certain securities are more susceptible to pay-downs and prepayments. During such periods, the Company generally will not be able to reinvest the proceeds at comparable yields. Lower interest rates will likely result in lower net investment income and, if declines are sustained for a long period of time, the Company may be subject to reinvestment risks. Declining interest rates also result in increases in the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and interest credited to account holders. As interest rates decrease, investment spreads may shrink as interest rates approach minimum guarantees, leading to an increased liability to the Company. Due to the continued low interest rate environment, management is expecting the lower yields on purchases of fixed maturity investments to persist.

Asset based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the equity markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Credit and other market risks

Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company attempts to manage its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors, as well as purchasing credit default swaps to transfer some of the risk.

Beginning in 2007, declining U.S. housing prices led to higher delinquency and loss rates, reduced credit availability, and reduced liquidity in the residential loan and securities markets. The decline in housing prices was precipitated by several years of rising residential mortgage rates, and relaxed underwriting standards by residential mortgage loan originators and substantial growth in affordability mortgage products including pay option adjustable rate mortgages and interest only loans.
The downturn in housing prices caused a decline in the credit performance of RMBS securities with unprecedented borrower defaults. Market pricing was affected both by the deterioration in fundamentals as well as reduced liquidity and higher risk premium demanded by investors. Housing fundamentals stabilized in late 2009 and in 2010, creating an improvement in liquidity in the housing market as well. However, the mortgage sector continues to be affected by significant uncertainty over the foreclosure process, including the possibility of further home price declines and other factors. These concerns continue to affect security valuations and liquidity conditions in the securitized mortgage market.

The Company has implemented a review process for determining the nature and timing of OTTI on securities containing these risk characteristics. Cash flows are modeled for all bonds deemed to be at risk for impairment using prepayment, default, and loan loss severity assumptions that vary according to collateral attributes and house price trends since origination. These assumptions are reviewed quarterly and changes are made as market conditions warrant.

Internal models utilized in testing for impairment calculate the present value of cash flows expected to be received over the average life of the security, discounted at the purchase yield or discount margin. RMBS, CMBS and commercial mortgage loans are highly sensitive to evolving conditions that can impair the cash flows realized by investors and the ultimate emergence of losses is subject to uncertainty. If defaults were to increase above the stresses imposed in the Company’s analysis or default severities were to be worse than expected, management would need to reassess whether such credit events have changed the Company’s assessment of OTTI in light of changes in the expected performance of these assets. Weak new issue market conditions, coupled with uncertain rating agency requirements, continue to adversely affect lenders’ underwriting appetite for new financing arrangements and hence could lead to a diminished ability to refinance the underlying mortgages. Also, a further downturn of the economy and the real estate market and high levels of unemployment could result in continued defaults and ultimately, additional recognition of OTTI.

Management’s judgment regarding OTTI and estimated fair value depends upon evolving conditions that can alter the anticipated cash flows realized by investors and is also affected by the illiquid credit market environment, which makes it difficult to obtain readily determinable prices for RMBS and other investments, including leveraged loan exposure. Further deterioration in economic fundamentals, including factors such as high levels of unemployment and additional declines in the housing market, could affect management judgments regarding OTTI. In addition, deterioration in market conditions may affect carrying values assigned by management. These factors could negatively impact the Company’s results of operations, surplus and disclosed fair values.

The Company has investments in structured products that are exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as Collateral Loan Obligations which are classified as CDOs. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDOs and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations has generally lagged the overall recovery in the underlying

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

assets. Management believes its scenario analysis approach, based on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment the credit and other risks in each collateral pool will be more volatile and actual credit performance of each CDO investment may differ from our assumptions.

In spite of ongoing concerns over sovereign issuers in certain parts of Europe, the risks related to the Company’s investments in European leveraged loans have continued to decrease, as a strong recovery in European corporate earnings continues to take hold and secondary loan market liquidity and pricing steadily improved over the second half of 2010. Default rates continued to fall during 2010 from a peak during the third quarter of 2009, and are currently declining towards their long-term historical averages.

Current market conditions have resulted in increased risks in the Company’s mortgage loan portfolio. Real estate fundamentals such as occupancy, rental rates and rental terms generally weakened across all property types during 2009. The current credit market environment has also resulted in a shortage of lending to address loans maturing in the near term. Accordingly, while default rates are currently at low levels and the Company continues to proactively manage its risks, the overall economic factors may lead to increased defaults until the market and economy recover.

b.	Guaranty funds

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

c.	Litigation

The Company is involved in litigation arising in and out of the normal course of business, which seeks both compensatory and punitive damages. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of the Company’s income for the period.

d.	Regulatory matters

The Company is subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. In connection with regulatory inquiries, examinations and investigations, the Company has been contacted by various regulatory agencies including, among others, the Securities and Exchange Commission, the U.S. Department of Labor, and various state insurance departments and state attorneys general. The Company has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Market volatility in the financial services industry over the last several years has contributed to increased scrutiny of the entire financial services industry. Therefore, the Company believes that it is reasonable to expect that proceedings, regulatory inquiries, examinations and investigations into the insurance and financial services industries will continue for the foreseeable future. Additionally, new industry-wide legislation, rules and regulations could significantly affect the insurance and financial services industries as a whole. It is the opinion of management that the ultimate resolution of these regulatory inquiries, examinations, investigations, legislative and regulatory changes of which we are aware will not materially impact the Company’s financial position or liquidity. The outcome of a particular matter may be material to the Company’s operating results for a particular period depending upon, among other factors, the financial impact of the matter and the level of the Company’s income for the period.

e.	Commitments

As of December 31, 2010 and 2009, the Company approved financing of $148 million and $70 million, respectively, for MassMutual Asset Finance LLC that can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. Borrowings under the facility with the Company as of December 31, 2010 and 2009 were $138 million and $62 million, respectively, with interest of $2 million for the years ended December 31, 2010, 2009 and 2008. The unfunded amount of the facility, totaling $10 million as of December 31, 2010, is included in private placements in the table below. The interest of this facility adjusts monthly based on the 30-day London Interbank Offered Rate.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2010, the Company had the following commitments:

	2011	2012	2013	2014	There- after	Total

	(In Millions)

Private placements	$35	$-	$37	$-	$35	$107
Mortgage loans	-	-	-	-	2	2
Partnerships and LLC	6	12	6	1	17	42

Total	$41	$12	$43	$1	$54	$151

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

13.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2010 are illustrated below:

	Amount	% of Total

	($ In Millions)
Subject to discretionary withdrawal:
With fair value adjustment	$19	-%
At book value less current surrender charge of 5% or more	348	7
At fair value	1,439	30

Subtotal	1,806	37
Subject to discretionary withdrawal:
At book value without fair value adjustment	3,075	63
Not subject to discretionary withdrawal	14	-

Total	$4,895	100%

The following is the reconciliation of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2010 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves - individual annuities		$3,430
Liabilities for deposit-type contracts		26

Subtotal		3,456
Separate Account Annual Statement:
Annuities		1,439

Total		$4,895

b.	Separate accounts

The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2010 is as follows:

Nonguaranteed
(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2010	$85

Reserves at December 31, 2010:
For accounts with assets at:
Fair value	$1,858
Nonpolicy liabilities	11

Total	$1,869

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$1,858
Nonpolicy liabilities	11

Total	$1,869

The Company does not have any reserves for asset default risk in lieu of AVR.

The following is a summary reconciliation of amounts reported as transfers to (from) separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amounts reported as net transfers to (from) separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Income (Loss):

	Years Ended December 31,
	2010	2009	2008

	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$85	$94	$122
Transfers from separate accounts	(241)	(300)	(520)

Net transfers to (from) separate accounts	$(156)	$(206)	$(398)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

14.	Presentation of the Statutory Statements of Cash Flows

As required by SSAP No. 69 “Statement of Cash Flows,” the Company has included in the Statutory Statements of Cash Flows, non-cash transactions primarily related to the following:

	50	50	50
	Years Ended December 31,
	2010	2009	2008

	(In Millions)

Bank loan transfer	$75	$71	$111
Bond conversion	56	59	22
Mortgages converted to other invested assets	26	15	1
Other invested assets converted to real estate	5	8	-
Stock conversion	5	-	4
Net investment income payment-in-kind bonds	1	1	1
Other invested assets converted to bonds	-	3	-
Other invested assets converted to stock	-	-	1
Interest capitalization for long-term debt	-	-	1

The bank loan transfer amount represents rollover transactions processed as the result of rate resets on existing bank loans and is included in the proceeds from investments sold, matured or repaid on bonds and cost of investments acquired for bonds on the Statutory Statements of Cash Flows.

15.	Subsequent events

The Company has evaluated subsequent events through February 21, 2011, the date the financial statements were available to be issued, and no events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.	Subsidiaries and affiliated companies

A summary of ownership and relationship of MassMutual and its subsidiaries and affiliated companies as of December 31, 2010 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MassMutual Holding LLC

The MassMutual Trust Company

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Private Placement Investment Company I, LLC

MML Mezzanine Investor, LLC

MML Mezzanine Investor L, LLC

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MML Private Equity Fund Investor, LLC

MML Re Finance LLC

MMC Equipment Finance LLC

Invicta Advisors LLC

CB – Apts, LLC

CV – Apts, LLC

MP – Apts, LLC

MSP – SC, LLC

MW – Apts, LLC

PL – Apts, LLC – 92% (remaining 8% owned by C.M. Life Insurance Company)

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

WW – Apts, LLC

Country Club Office Plaza LLC – 88% (remaining 12% owned by C.M. Life Insurance Company)

580 Walnut Cincinnati LLC – 50%

MassMutual External Benefits Group LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Mezzanine Investor III, LLC

CML Re Finance LLC

Subsidiary of MMC Equipment Finance LLC

MassMutual Asset Finance LLC

Subsidiaries of MassMutual Holding LLC

HYP Management LLC

MassMutual Assignment Company

MassMutual Holding MSC, Inc.

MassMutual International LLC

MML Investors Services, Inc.

MML Realty Management Corporation

Babson Capital Management LLC

Oppenheimer Acquisition Corp. – 99%

MassMutual Baring Holding LLC

MML Financial, LLC

MassMutual Capital Partners LLC

First Mercantile Trust Company

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Affiliates of Massachusetts Mutual Life Insurance Company

MML Series Investment Fund

MML Series Investment Fund II

MassMutual Select Funds

MassMutual Premier Funds

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17. Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2010	$78,922,236.87	$-	$78,922,236.87	$77,329,040.51	$(1,593,196.36)	$77,329,040.51	$57,284,607.12
September 30, 2010	75,579,157.67	-	75,579,157.67	73,844,794.15	(1,734,363.52)	73,844,794.15	53,531,682.15
June 30, 2010	106,701,990.11	-	106,701,990.11	104,920,573.41	(1,781,416.70)	104,920,573.41	77,297,240.58
March 31, 2010	117,247,144.97	-	117,247,144.97	110,848,178.13	(6,398,966.84)	110,848,178.13	81,512,592.53
December 31, 2009	94,759,892.12	-	94,759,892.12	91,319,792.71	(3,440,099.41)	91,319,792.71	61,154,481.79
September 30, 2009	203,672,078.15	(2,299,536.69)	201,372,541.46	193,090,827.77	(8,281,713.69)	193,090,827.77	124,234,344.38
Totals	$676,882,499.89	$(2,299,536.69)	$674,582,963.20	$651,353,206.68	$(23,229,756.52)	$651,353,206.68	$455,014,948.55

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
007037BK9	$27,377.10	$-	$27,377.10	$23,570.86	$(3,806.24)	$23,570.86	$14,895.99
02146YAD8	259,988.59	-	259,988.59	255,962.15	(4,026.44)	255,962.15	196,852.92
02147CAA1	567,431.70	-	567,431.70	529,162.16	(38,269.54)	529,162.16	477,613.99
02660TGN7	822,095.08	-	822,095.08	815,246.78	(6,848.30)	815,246.78	562,026.27
02660TJB0	2,915,074.54	-	2,915,074.54	2,912,996.76	(2,077.78)	2,912,996.76	1,876,724.28
02660XAD6	714,526.26	-	714,526.26	660,626.93	(53,899.33)	660,626.93	514,535.49
026929AA7	869,033.21	-	869,033.21	765,800.93	(103,232.28)	765,800.93	674,247.26
040104RV5	270,950.25	-	270,950.25	258,920.56	(12,029.69)	258,920.56	254,824.91
040104TG6	42,476.36	-	42,476.36	41,263.26	(1,213.10)	41,263.26	32,092.44
05539TAU9	55,783.09	-	55,783.09	35,652.61	(20,130.48)	35,652.61	62,777.51
05946XYP2	76,610.87	-	76,610.87	74,735.92	(1,874.95)	74,735.92	52,956.32
06652DAA7	607,049.60	-	607,049.60	603,493.24	(3,556.36)	603,493.24	472,195.96
073854AB7	1,721,498.68	-	1,721,498.68	1,711,926.22	(9,572.46)	1,711,926.22	1,410,455.62
07386HSP7	757,774.82	-	757,774.82	756,042.37	(1,732.45)	756,042.37	532,529.26
073879Z92	1,105,135.61	-	1,105,135.61	1,042,176.97	(62,958.64)	1,042,176.97	477,508.40
07400XAB4	356,445.80	-	356,445.80	336,770.21	(19,675.59)	336,770.21	213,993.75
124860CB1	1,050,572.45	-	1,050,572.45	954,270.60	(96,301.85)	954,270.60	782,676.48
1248MGAJ3	13,164.30	-	13,164.30	12,977.18	(187.12)	12,977.18	10,699.40
12667GR62	738,831.53	-	738,831.53	707,189.29	(31,642.24)	707,189.29	523,338.00
12667GRW5	65,091.12	-	65,091.12	61,238.02	(3,853.10)	61,238.02	50,432.94
12667GS20	1,265,214.11	-	1,265,214.11	1,244,475.88	(20,738.23)	1,244,475.88	820,797.25
12667GWF6	740,657.99	-	740,657.99	732,705.58	(7,952.41)	732,705.58	531,577.37
12668A3Q6	601,682.97	-	601,682.97	586,399.41	(15,283.56)	586,399.41	334,318.29
12668A4B8	921,950.43	-	921,950.43	919,748.03	(2,202.40)	919,748.03	589,355.25
12668ACG8	285,492.07	-	285,492.07	278,935.86	(6,556.21)	278,935.86	278,796.18
12668ACY9	45,864.23	-	45,864.23	41,436.81	(4,427.42)	41,436.81	41,370.71
12668ACZ6	380,278.83	-	380,278.83	373,059.13	(7,219.70)	373,059.13	252,807.29
12668AEV3	966,275.00	-	966,275.00	931,993.09	(34,281.91)	931,993.09	687,805.71
12668AGW9	79,141.55	-	79,141.55	76,864.53	(2,277.02)	76,864.53	56,871.74
12668BB77	4,800,935.42	-	4,800,935.42	4,597,975.58	(202,959.84)	4,597,975.58	3,276,524.98
12668BDC4	491,298.31	-	491,298.31	489,687.81	(1,610.50)	489,687.81	397,345.41
12668BE33	2,400,194.24	-	2,400,194.24	2,329,246.39	(70,947.85)	2,329,246.39	1,504,020.68
126694YM4	235,101.09	-	235,101.09	235,012.13	(88.96)	235,012.13	159,227.32
12669GKH3	1,377,148.15	-	1,377,148.15	1,367,724.73	(9,423.42)	1,367,724.73	1,015,327.60
12669GMS7	15,451.03	-	15,451.03	15,338.06	(112.97)	15,338.06	11,885.29
23243AAD8	98,917.07	-	98,917.07	97,558.49	(1,358.58)	97,558.49	66,058.53
23245QAA7	208,324.20	-	208,324.20	204,295.27	(4,028.93)	204,295.27	141,159.80
23332UBV5	938,364.64	-	938,364.64	935,229.65	(3,134.99)	935,229.65	663,838.12
23332UDU5	2,079,935.09	-	2,079,935.09	2,079,115.38	(819.71)	2,079,115.38	1,428,444.61
251510NC3	1,614,235.26	-	1,614,235.26	1,489,736.01	(124,499.25)	1,489,736.01	469,121.38
32056CAH2	2,735,807.97	-	2,735,807.97	2,713,403.46	(22,404.51)	2,713,403.46	2,624,974.60

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
362341TM1	$424,145.89	$-	$424,145.89	$419,224.04	$(4,921.85)	$419,224.04	$337,667.34
39538RAB5	1,331,891.65	-	1,331,891.65	1,321,021.82	(10,869.83)	1,321,021.82	918,401.53
39538RBB4	1,154,850.44	-	1,154,850.44	1,148,702.14	(6,148.30)	1,148,702.14	766,695.46
39539GAA0	472,350.21	-	472,350.21	460,260.51	(12,089.70)	460,260.51	352,236.89
41161PFR9	134,456.05	-	134,456.05	133,714.68	(741.37)	133,714.68	104,767.66
41161PHC0	672,302.35	-	672,302.35	667,291.35	(5,011.00)	667,291.35	520,545.56
41161PMG5	2,161,230.62	-	2,161,230.62	2,158,793.02	(2,437.60)	2,158,793.02	1,584,681.08
41161PQU0	1,154,288.91	-	1,154,288.91	1,115,190.23	(39,098.68)	1,115,190.23	834,164.84
41161PTN3	130,240.23	-	130,240.23	129,441.85	(798.38)	129,441.85	97,694.31
41161PWB5	624,471.80	-	624,471.80	591,254.71	(33,217.09)	591,254.71	430,557.22
41164YAB7	1,116,811.14	-	1,116,811.14	1,115,038.22	(1,772.92)	1,115,038.22	741,881.06
43739EAP2	3,021,408.37	-	3,021,408.37	3,005,570.45	(15,837.92)	3,005,570.45	2,410,531.94
45254NHV2	9,215.21	-	9,215.21	8,978.58	(236.63)	8,978.58	6,392.05
45254NKF3	304,633.60	-	304,633.60	303,644.32	(989.28)	303,644.32	243,052.61
45254NKX4	835,607.41	-	835,607.41	802,215.32	(33,392.09)	802,215.32	635,108.50
45254NNP8	1,620,853.36	-	1,620,853.36	1,619,179.04	(1,674.32)	1,619,179.04	1,158,678.58
45254NPA9	1,319,149.92	-	1,319,149.92	1,313,922.31	(5,227.61)	1,313,922.31	1,008,573.14
45254NPU5	462,056.49	-	462,056.49	458,790.83	(3,265.66)	458,790.83	334,713.19
45254TRX4	32,074.33	-	32,074.33	31,723.63	(350.70)	31,723.63	21,635.85
45660LCN7	560,112.96	-	560,112.96	531,440.46	(28,672.50)	531,440.46	419,957.06
45660LW96	213,931.73	-	213,931.73	213,166.46	(765.27)	213,166.46	131,060.24
45660N2Y0	127,225.06	-	127,225.06	123,962.29	(3,262.77)	123,962.29	90,813.00
45660N5H4	530,062.35	-	530,062.35	509,542.26	(20,520.09)	509,542.26	397,567.08
456612AC4	51,246.36	-	51,246.36	49,628.06	(1,618.30)	49,628.06	49,489.55
45661EAA2	24,310.85	-	24,310.85	21,616.30	(2,694.55)	21,616.30	23,727.17
45667WAA6	348,503.81	-	348,503.81	343,951.08	(4,552.73)	343,951.08	297,462.11
46627MBQ9	729,888.24	-	729,888.24	720,936.55	(8,951.69)	720,936.55	538,739.36
46627MCS4	495,172.32	-	495,172.32	483,053.38	(12,118.94)	483,053.38	410,062.38
525221EN3	837,430.82	-	837,430.82	827,052.64	(10,378.18)	827,052.64	560,061.73
550279AA1	392,800.35	-	392,800.35	390,171.07	(2,629.28)	390,171.07	306,693.65
576433FP6	48,591.33	-	48,591.33	43,975.20	(4,616.13)	43,975.20	43,370.00
576433YN0	129,407.39	-	129,407.39	128,851.17	(556.22)	128,851.17	88,230.57
576438AA3	1,029,471.41	-	1,029,471.41	1,021,682.44	(7,788.97)	1,021,682.44	912,663.16
61750FAE0	45,045.36	-	45,045.36	44,923.19	(122.17)	44,923.19	40,678.69
65535VRK6	129,149.89	-	129,149.89	114,761.03	(14,388.86)	114,761.03	105,277.53
68383NCA9	948,623.28	-	948,623.28	943,270.91	(5,352.37)	943,270.91	678,598.17
68383NCU5	517,385.14	-	517,385.14	515,158.13	(2,227.01)	515,158.13	388,738.63
74922MAB7	148,391.29	-	148,391.29	146,133.86	(2,257.43)	146,133.86	101,888.66
74922MAC5	56,311.72	-	56,311.72	55,347.28	(964.44)	55,347.28	39,653.44
75114NAA2	1,122,864.75	-	1,122,864.75	1,105,746.90	(17,117.85)	1,105,746.90	870,767.98
75114NAB0	179,230.86	-	179,230.86	176,158.65	(3,072.21)	176,158.65	141,113.39
76110GV40	397,059.68	-	397,059.68	396,220.69	(838.99)	396,220.69	352,157.29
76110GZR5	385,931.74	-	385,931.74	382,571.18	(3,360.56)	382,571.18	368,382.29
761118KU1	590,867.80	-	590,867.80	558,339.56	(32,528.24)	558,339.56	384,565.89
761118RJ9	49,703.54	-	49,703.54	49,099.35	(604.19)	49,099.35	33,371.24
761118RM2	1,529,335.09	-	1,529,335.09	1,520,607.73	(8,727.36)	1,520,607.73	1,060,492.37
761118WP9	1,253,940.27	-	1,253,940.27	1,245,305.63	(8,634.64)	1,245,305.63	876,196.64
81379EAA0	51,939.56	-	51,939.56	51,914.33	(25.23)	51,914.33	50,667.32
81744FDK0	762,197.42	-	762,197.42	761,417.98	(779.44)	761,417.98	688,679.63
84752CAE7	47,318.97	-	47,318.97	45,738.26	(1,580.71)	45,738.26	17,843.09
863579YR3	190,688.43	-	190,688.43	186,162.22	(4,526.21)	186,162.22	170,403.70
86358RE86	273.03	-	273.03	144.31	(128.72)	144.31	154.33
86358RUQ8	16,558.28	-	16,558.28	12,836.96	(3,721.32)	12,836.96	10,900.65
86359LRW1	1,613,468.08	-	1,613,468.08	1,601,475.87	(11,992.21)	1,601,475.87	1,036,093.90
86360KAF5	4,716,628.55	-	4,716,628.55	4,676,006.09	(40,622.46)	4,676,006.09	3,130,513.11
92922F4M7	427,645.41	-	427,645.41	427,256.89	(388.52)	427,256.89	360,750.82
92925CBB7	375,443.13	-	375,443.13	373,938.80	(1,504.33)	373,938.80	302,331.30
93934FHC9	561,418.71	-	561,418.71	551,710.92	(9,707.79)	551,710.92	380,947.22
93934FJQ6	1,360,882.43	-	1,360,882.43	1,329,292.30	(31,590.13)	1,329,292.30	918,129.04
94983YAQ2	613,100.09	-	613,100.09	604,777.95	(8,322.14)	604,777.95	594,234.43
94985JAG5	3,011,460.80	-	3,011,460.80	2,939,772.83	(71,687.97)	2,939,772.83	2,858,195.20
Totals	$78,922,236.87	$-	$78,922,236.87	$77,329,040.51	$(1,593,196.36)	$77,329,040.51	$57,284,607.12

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
007037BK9	$36,730.94	$-	$36,730.94	$28,244.78	$(8,486.16)	$28,244.78	$19,929.05
01853GAB6	33,417.61	-	33,417.61	17,469.93	(15,947.68)	17,469.93	24,532.50
02146YAD8	283,595.90	-	283,595.90	264,434.21	(19,161.69)	264,434.21	195,867.83
02660THT3	22,168.08	-	22,168.08	22,072.45	(95.63)	22,072.45	20,148.61
02660XAD6	785,689.47	-	785,689.47	736,653.58	(49,035.89)	736,653.58	511,372.20
05946XYP2	80,397.87	-	80,397.87	78,473.35	(1,924.52)	78,473.35	51,644.21
05948JAA0	33,543.07	-	33,543.07	32,071.50	(1,471.57)	32,071.50	26,119.50
05949AHG8	489.15	-	489.15	-	(489.15)	-	-
05949ALH1	252,944.16	-	252,944.16	252,929.73	(14.43)	252,929.73	236,793.16
05950DAA8	1,361,913.92	-	1,361,913.92	1,330,972.92	(30,941.00)	1,330,972.92	1,177,746.70
06652DAA7	634,330.06	-	634,330.06	623,183.73	(11,146.33)	623,183.73	423,243.94
073879QF8	49,897.87	-	49,897.87	48,696.51	(1,201.36)	48,696.51	52,286.60
073879Z92	1,081,668.14	-	1,081,668.14	1,079,174.03	(2,494.11)	1,079,174.03	460,576.04
07400XAB4	372,874.73	-	372,874.73	354,156.11	(18,718.62)	354,156.11	203,555.77
07820QAY1	1,573,852.49	-	1,573,852.49	1,536,497.18	(37,355.31)	1,536,497.18	1,073,668.22
12667FBJ3	279,798.21	-	279,798.21	279,750.07	(48.14)	279,750.07	243,861.31
12667GCB7	39,704.31	-	39,704.31	37,882.00	(1,822.31)	37,882.00	28,823.75
12667GME0	1,836,168.01	-	1,836,168.01	1,761,274.29	(74,893.72)	1,761,274.29	1,180,078.44
12667GR62	763,246.61	-	763,246.61	757,966.75	(5,279.86)	757,966.75	520,557.05
12667GRW5	76,960.85	-	76,960.85	68,029.28	(8,931.57)	68,029.28	50,694.31
12667GWF6	808,488.62	-	808,488.62	747,978.55	(60,510.07)	747,978.55	498,759.95
12668A4B8	958,674.47	-	958,674.47	954,345.87	(4,328.60)	954,345.87	595,257.01
12668ACG8	319,513.88	-	319,513.88	289,102.13	(30,411.75)	289,102.13	285,726.97
12668ACY9	46,133.43	-	46,133.43	46,093.25	(40.18)	46,093.25	40,531.17
12668AEV3	1,001,756.15	-	1,001,756.15	989,651.47	(12,104.68)	989,651.47	653,210.07
12668AGW9	84,687.54	-	84,687.54	82,090.22	(2,597.32)	82,090.22	57,263.29
12668BAU7	14,775.97	-	14,775.97	10,723.24	(4,052.73)	10,723.24	12,097.13
12668BB77	5,033,385.55	-	5,033,385.55	4,949,813.52	(83,572.03)	4,949,813.52	3,237,997.36
12669EH33	24,867.60	-	24,867.60	23,378.81	(1,488.79)	23,378.81	20,842.22
12669FKR3	33,972.77	-	33,972.77	32,163.36	(1,809.41)	32,163.36	31,338.93
12669FW82	112,712.10	-	112,712.10	108,461.14	(4,250.96)	108,461.14	73,187.74
12669FXR9	30,573.32	-	30,573.32	28,262.37	(2,310.95)	28,262.37	24,881.61
12669GKH3	1,432,169.93	-	1,432,169.93	1,390,805.62	(41,364.31)	1,390,805.62	980,908.31
12669GMS7	16,741.06	-	16,741.06	16,107.50	(633.56)	16,107.50	11,674.71
12669GRM5	542,150.50	-	542,150.50	515,252.29	(26,898.21)	515,252.29	351,046.94
12669GRQ6	1,438,633.19	-	1,438,633.19	1,357,908.11	(80,725.08)	1,357,908.11	1,031,236.60
12669GTV3	60,787.04	-	60,787.04	59,018.97	(1,768.07)	59,018.97	42,148.97
12669GUR0	433,372.03	-	433,372.03	416,359.44	(17,012.59)	416,359.44	294,729.15
172939AB6	11,564.50	-	11,564.50	10,023.55	(1,540.95)	10,023.55	9,070.10
17307GYD4	462,929.80	-	462,929.80	462,059.59	(870.21)	462,059.59	434,110.40
22540V3F7	132,778.73	-	132,778.73	132,778.61	(0.12)	132,778.61	196,420.89
22540VFZ0	166,926.35	-	166,926.35	161,152.24	(5,774.11)	161,152.24	159,605.29
22540VG71	9,866.69	-	9,866.69	9,755.65	(111.04)	9,755.65	9,150.08
22541QQR6	47,999.22	-	47,999.22	47,282.69	(716.53)	47,282.69	70,762.46
22541SJV1	49,517.10	-	49,517.10	48,629.70	(887.40)	48,629.70	65,077.36
225458RG5	83.50	-	83.50	-	(83.50)	-	5,443.31
23243AAD8	104,774.89	-	104,774.89	101,263.98	(3,510.91)	101,263.98	68,162.86
23245QAA7	220,635.53	-	220,635.53	210,509.45	(10,126.08)	210,509.45	134,749.26
23332UAR5	1,317,951.46	-	1,317,951.46	1,313,362.83	(4,588.63)	1,313,362.83	915,303.16
251510FB4	389,818.15	-	389,818.15	363,491.60	(26,326.55)	363,491.60	309,522.58
30251YAB4	572,117.70	-	572,117.70	568,589.31	(3,528.39)	568,589.31	411,340.62
318340AB2	22,931.80	-	22,931.80	22,484.32	(447.48)	22,484.32	32,775.02
36228F5R3	162,505.14	-	162,505.14	158,560.46	(3,944.68)	158,560.46	132,727.70
362341XE4	12,947.67	-	12,947.67	-	(12,947.67)	-	-
362480AD7	231,395.21	-	231,395.21	219,165.91	(12,229.30)	219,165.91	123,025.44
39538RAB5	1,366,561.04	-	1,366,561.04	1,365,106.72	(1,454.32)	1,365,106.72	928,752.72
39538RBB4	1,196,098.23	-	1,196,098.23	1,184,779.50	(11,318.73)	1,184,779.50	753,572.44
39538WFH6	706,750.30	-	706,750.30	706,077.57	(672.73)	706,077.57	402,348.10
39538WHF8	3,261,643.07	-	3,261,643.07	3,124,185.18	(137,457.89)	3,124,185.18	2,113,262.99
39539GAA0	496,133.23	-	496,133.23	483,334.84	(12,798.39)	483,334.84	346,424.75

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
41161PA86	$98,818.93	$-	$98,818.93	$86,841.96	$(11,976.97)	$86,841.96	$94,924.24
41161PHC0	701,922.67	-	701,922.67	689,199.92	(12,722.75)	689,199.92	525,800.76
41161PHU0	585,724.80	-	585,724.80	570,426.37	(15,298.43)	570,426.37	388,808.27
41161PLR2	1,564,075.20	-	1,564,075.20	1,530,659.63	(33,415.57)	1,530,659.63	1,033,672.32
41161PMG5	2,223,976.57	-	2,223,976.57	2,193,138.03	(30,838.54)	2,193,138.03	1,520,012.44
41161PQU0	1,201,003.72	-	1,201,003.72	1,173,590.67	(27,413.05)	1,173,590.67	808,947.13
41161PTN3	138,439.12	-	138,439.12	134,263.47	(4,175.65)	134,263.47	97,132.28
41161PWB5	656,948.35	-	656,948.35	640,526.57	(16,421.78)	640,526.57	419,586.59
41164YAB7	1,160,684.22	-	1,160,684.22	1,143,060.48	(17,623.74)	1,143,060.48	724,713.10
43739EAP2	3,117,722.73	-	3,117,722.73	3,108,930.29	(8,792.44)	3,108,930.29	2,405,845.74
43739EBJ5	820,587.90	-	820,587.90	808,973.19	(11,614.71)	808,973.19	661,497.92
45254NHV2	9,527.37	-	9,527.37	9,458.06	(69.31)	9,458.06	7,561.81
45254NJG3	115,308.08	-	115,308.08	114,314.78	(993.30)	114,314.78	95,247.24
45254NJP3	12,033.74	-	12,033.74	11,982.54	(51.20)	11,982.54	16,773.61
45254NJV0	82,599.88	-	82,599.88	82,599.86	(0.02)	82,599.86	65,080.06
45254NKD8	0.06	-	0.06	-	(0.06)	-	-
45254NKF3	319,650.49	-	319,650.49	316,089.11	(3,561.38)	316,089.11	248,077.75
45254NKX4	847,919.71	-	847,919.71	847,919.60	(0.11)	847,919.60	653,664.11
45254NPA9	1,364,340.63	-	1,364,340.63	1,355,094.97	(9,245.66)	1,355,094.97	1,016,230.15
45254NPG6	30,466.34	-	30,466.34	30,269.55	(196.79)	30,269.55	23,745.51
45254NPU5	477,990.19	-	477,990.19	472,578.73	(5,411.46)	472,578.73	341,658.79
45254TMK7	11,410.51	-	11,410.51	10,943.66	(466.85)	10,943.66	18,753.56
45254TRX4	35,092.28	-	35,092.28	32,180.13	(2,912.15)	32,180.13	21,240.31
45254TSM7	419,379.41	-	419,379.41	363,801.04	(55,578.37)	363,801.04	240,667.80
45660LCN7	578,541.76	-	578,541.76	578,019.49	(522.27)	578,019.49	365,563.47
45660LW96	230,062.26	-	230,062.26	222,765.78	(7,296.48)	222,765.78	120,770.65
45660LYW3	287,444.01	-	287,444.01	271,371.96	(16,072.05)	271,371.96	188,370.68
45660N2J3	380,085.01	-	380,085.01	353,861.02	(26,223.99)	353,861.02	284,049.34
45660N5H4	544,906.65	-	544,906.65	539,684.37	(5,222.28)	539,684.37	386,807.22
45660NRB3	304,397.78	-	304,397.78	303,983.27	(414.51)	303,983.27	242,541.03
45660NS30	178,994.72	-	178,994.72	177,695.36	(1,299.36)	177,695.36	114,785.21
45660NT96	197,001.95	-	197,001.95	197,002.00	0.05	197,002.00	158,861.89
456612AC4	58,749.51	-	58,749.51	51,963.63	(6,785.88)	51,963.63	48,793.77
45667WAA6	380,731.38	-	380,731.38	367,202.49	(13,528.89)	367,202.49	300,374.53
466247XE8	594,019.79	-	594,019.79	562,156.65	(31,863.14)	562,156.65	424,774.45
46627MBQ9	759,140.08	-	759,140.08	758,084.95	(1,055.13)	758,084.95	553,729.53
46627MCS4	529,915.41	-	529,915.41	517,540.48	(12,374.93)	517,540.48	413,151.25
525221EN3	894,274.68	-	894,274.68	889,598.07	(4,676.61)	889,598.07	450,311.53
52524VAG4	1,305,750.07	-	1,305,750.07	1,294,577.82	(11,172.25)	1,294,577.82	908,337.51
52524YAF0	1,199,905.04	-	1,199,905.04	1,151,349.54	(48,555.50)	1,151,349.54	767,493.15
550279AA1	409,993.57	-	409,993.57	406,547.88	(3,445.69)	406,547.88	284,684.52
576433G42	406,576.21	-	406,576.21	375,235.35	(31,340.86)	375,235.35	251,991.25
576433YN0	134,033.44	-	134,033.44	132,155.23	(1,878.21)	132,155.23	88,191.19
576438AA3	1,075,743.40	-	1,075,743.40	1,075,430.66	(312.74)	1,075,430.66	941,370.82
589929N38	210,201.27	-	210,201.27	204,655.69	(5,545.58)	204,655.69	205,383.84
589929X29	372,137.28	-	372,137.28	347,823.29	(24,313.99)	347,823.29	300,963.90
59020UUJ2	218,484.73	-	218,484.73	214,958.78	(3,525.95)	214,958.78	207,045.04
65535VUS5	219,285.12	-	219,285.12	216,416.71	(2,868.41)	216,416.71	190,771.83
68402CAC8	(0.07)	-	(0.07)	-	0.07	-	-
75114NAA2	1,201,816.71	-	1,201,816.71	1,172,734.44	(29,082.27)	1,172,734.44	884,454.14
75114NAB0	199,463.62	-	199,463.62	186,982.50	(12,481.12)	186,982.50	143,844.71
76110GZR5	396,555.72	-	396,555.72	394,969.51	(1,586.21)	394,969.51	388,889.92
761118FM5	1,167,826.07	-	1,167,826.07	1,119,643.91	(48,182.16)	1,119,643.91	1,031,392.07
761118KU1	616,688.94	-	616,688.94	616,350.46	(338.48)	616,350.46	385,251.32
761118NN4	683,328.50	-	683,328.50	668,605.08	(14,723.42)	668,605.08	462,212.26
761118RJ9	54,098.18	-	54,098.18	51,443.11	(2,655.07)	51,443.11	33,433.84
761118RM2	1,627,879.62	-	1,627,879.62	1,574,338.85	(53,540.77)	1,574,338.85	1,057,701.45
761118WP9	1,304,848.16	-	1,304,848.16	1,300,072.08	(4,776.08)	1,300,072.08	868,770.54
79549AYA1	175,026.37	-	175,026.37	160,535.74	(14,490.63)	160,535.74	174,269.35
79549AYB9	17,751.84	-	17,751.84	17,678.77	(73.07)	17,678.77	22,359.10

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
863579DV7	$74,896.45	$-	$74,896.45	$73,474.27	$(1,422.18)	$73,474.27	$38,577.83
86358R3Q8	459,599.03	-	459,599.03	457,223.92	(2,375.11)	457,223.92	300,181.01
86358RE86	2,792.95	-	2,792.95	278.08	(2,514.87)	278.08	423.94
86358RLG0	3,374.83	-	3,374.83	2,470.67	(904.16)	2,470.67	9,922.60
86359ACD3	81,981.70	-	81,981.70	81,219.99	(761.71)	81,219.99	86,124.03
86359BLB5	237,368.78	-	237,368.78	237,112.89	(255.89)	237,112.89	221,934.89
86363DAA9	1,106,819.24	-	1,106,819.24	1,066,865.42	(39,953.82)	1,066,865.42	718,698.44
885220FS7	1,333,887.52	-	1,333,887.52	1,318,104.37	(15,783.15)	1,318,104.37	1,268,136.81
92922F7Q5	737,799.83	-	737,799.83	737,216.95	(582.88)	737,216.95	586,917.59
92922FB72	160,376.65	-	160,376.65	160,376.68	0.03	160,376.68	114,361.17
92922FTJ7	145,379.63	-	145,379.63	141,010.93	(4,368.70)	141,010.93	118,719.98
92922FWU8	375,296.72	-	375,296.72	366,748.36	(8,548.36)	366,748.36	320,620.64
92922FZF8	900,777.45	-	900,777.45	900,777.08	(0.37)	900,777.08	745,207.06
9393365V1	34,508.95	-	34,508.95	34,085.57	(423.38)	34,085.57	28,850.19
939336U35	(0.02)	-	(0.02)	-	0.02	-	-
93934FJQ6	1,414,229.78	-	1,414,229.78	1,410,591.54	(3,638.24)	1,410,591.54	908,629.57
94983CAJ6	(0.86)	-	(0.86)	-	0.86	-	-
94983TAE0	8,818.47	-	8,818.47	-	(8,818.47)	-	-
94983YAQ2	653,252.98	-	653,252.98	636,917.94	(16,335.04)	636,917.94	617,093.76
Totals	$75,579,157.67	$-	$75,579,157.67	$73,844,794.15	$(1,734,363.52)	$73,844,794.15	$53,531,682.15

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
02660TGN7	$877,131.73	$-	$877,131.73	$869,539.59	$(7,592.14)	$869,539.59	$535,820.15
02660THT3	24,726.29	-	24,726.29	24,052.70	(673.59)	24,052.70	20,858.75
02660TJB0	3,069,357.10	-	3,069,357.10	3,057,321.36	(12,035.74)	3,057,321.36	1,674,033.18
02660XAD6	801,919.31	-	801,919.31	793,004.26	(8,915.05)	793,004.26	457,888.80
040104QN4	475,577.21	-	475,577.21	471,144.47	(4,432.74)	471,144.47	394,082.83
05946XYP2	83,240.28	-	83,240.28	82,047.48	(1,192.80)	82,047.48	49,856.76
05949AHG8	676,888.94	-	676,888.94	661,784.93	(15,104.01)	661,784.93	657,271.07
05949ALH1	274,960.58	-	274,960.58	267,881.77	(7,078.81)	267,881.77	246,539.28
05949AZG8	635,938.22	-	635,938.22	624,900.80	(11,037.42)	624,900.80	633,854.76
05950DAA8	1,406,337.62	-	1,406,337.62	1,369,097.07	(37,240.55)	1,369,097.07	1,126,178.47
06050HKY3	984.70	-	984.70	803.47	(181.23)	803.47	11,049.58
06652DAA7	648,628.35	-	648,628.35	640,880.28	(7,748.07)	640,880.28	402,627.49
073854AB7	1,788,041.24	-	1,788,041.24	1,787,998.90	(42.34)	1,787,998.90	1,179,194.70
07386HMB4	258,829.03	-	258,829.03	251,743.43	(7,085.60)	251,743.43	244,797.92
07386HNQ0	101,664.67	-	101,664.67	98,965.10	(2,699.57)	98,965.10	97,453.17
07386HSP7	797,582.97	-	797,582.97	791,913.80	(5,669.17)	791,913.80	534,947.07
073879QF8	57,301.78	-	57,301.78	52,211.20	(5,090.58)	52,211.20	55,583.36
07820QAY1	1,679,282.84	-	1,679,282.84	1,609,894.20	(69,388.64)	1,609,894.20	1,138,874.28
12667FBJ3	328,310.87	-	328,310.87	300,921.91	(27,388.96)	300,921.91	247,261.06
12667GCB7	40,688.17	-	40,688.17	40,324.32	(363.85)	40,324.32	27,512.09
12667GME0	1,894,092.62	-	1,894,092.62	1,874,937.16	(19,155.46)	1,874,937.16	1,068,221.17
12667GR62	778,145.39	-	778,145.39	765,875.76	(12,269.63)	765,875.76	501,286.16
12667GRW5	82,812.23	-	82,812.23	78,442.69	(4,369.54)	78,442.69	52,059.34
12667GS20	1,338,697.79	-	1,338,697.79	1,320,122.75	(18,575.04)	1,320,122.75	792,626.38
12667GWF6	835,512.70	-	835,512.70	816,786.28	(18,726.42)	816,786.28	409,725.63

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12668ACG8	$319,572.45	$-	$319,572.45	$317,267.60	$(2,304.85)	$317,267.60	$279,996.60
12668ACY9	46,974.40	-	46,974.40	46,934.55	(39.85)	46,934.55	36,756.81
12668ACZ6	399,231.00	-	399,231.00	392,988.50	(6,242.50)	392,988.50	250,665.76
12668AEV3	1,023,408.92	-	1,023,408.92	1,005,697.17	(17,711.75)	1,005,697.17	675,891.22
12668AGW9	87,302.20	-	87,302.20	85,575.39	(1,726.81)	85,575.39	54,348.33
12668AVP7	670,989.51	-	670,989.51	663,881.96	(7,107.55)	663,881.96	451,637.83
126694YM4	261,576.93	-	261,576.93	258,272.39	(3,304.54)	258,272.39	159,379.04
12669B3B6	1,703.52	-	1,703.52	1,663.27	(40.25)	1,663.27	1,283.61
12669EH33	25,156.62	-	25,156.62	24,441.19	(715.43)	24,441.19	18,893.74
12669FKR3	35,129.57	-	35,129.57	34,233.65	(895.92)	34,233.65	29,601.12
12669FW82	115,469.16	-	115,469.16	114,253.34	(1,215.82)	114,253.34	83,461.39
12669FXR9	31,267.74	-	31,267.74	30,862.13	(405.61)	30,862.13	23,807.16
12669GKH3	1,495,409.86	-	1,495,409.86	1,459,345.91	(36,063.95)	1,459,345.91	934,158.20
12669GMS7	16,953.22	-	16,953.22	16,737.25	(215.97)	16,737.25	10,875.64
12669GRM5	554,651.24	-	554,651.24	544,721.00	(9,930.24)	544,721.00	334,746.14
12669GRQ6	1,476,896.70	-	1,476,896.70	1,450,829.40	(26,067.30)	1,450,829.40	976,746.42
12669GTV3	61,838.84	-	61,838.84	61,176.69	(662.15)	61,176.69	36,496.09
12669GUR0	450,380.66	-	450,380.66	442,864.51	(7,516.15)	442,864.51	267,653.25
17307GMQ8	2,396,229.39	-	2,396,229.39	2,292,172.78	(104,056.61)	2,292,172.78	2,362,960.00
17307GYD4	523,519.73	-	523,519.73	513,440.52	(10,079.21)	513,440.52	487,901.59
22540V3F7	150,666.21	-	150,666.21	157,300.03	6,633.82	157,300.03	190,287.36
22540VGA4	118,460.78	-	118,460.78	107,081.11	(11,379.67)	107,081.11	102,550.25
22541NFL8	412,581.39	-	412,581.39	418,368.83	5,787.44	418,368.83	455,090.40
22541Q4M1	35,778.78	-	35,778.78	35,858.89	80.11	35,858.89	128,519.11
22541QFK3	13,271.71	-	13,271.71	13,394.92	123.21	13,394.92	26,835.19
22541QQR6	75,188.60	-	75,188.60	54,096.04	(21,092.56)	54,096.04	71,155.69
22541SJV1	63,534.11	-	63,534.11	51,446.03	(12,088.08)	51,446.03	64,953.29
225458RG5	440.02	-	440.02	356.62	(83.40)	356.62	6,110.57
23245QAA7	223,428.49	-	223,428.49	219,817.23	(3,611.26)	219,817.23	139,989.56
23332UAC8	418,408.96	-	418,408.96	414,374.18	(4,034.78)	414,374.18	269,717.36
23332UAR5	1,372,419.79	-	1,372,419.79	1,355,789.48	(16,630.31)	1,355,789.48	881,879.11
23332UBV5	1,002,189.64	-	1,002,189.64	989,956.49	(12,233.15)	989,956.49	577,977.32
23332UCM4	76,358.89	-	76,358.89	75,561.84	(797.05)	75,561.84	49,392.81
23332UDU5	2,192,357.91	-	2,192,357.91	2,171,637.75	(20,720.16)	2,171,637.75	1,350,309.76
251510FB4	417,043.40	-	417,043.40	396,726.09	(20,317.31)	396,726.09	313,532.27
251510NC3	1,645,915.38	-	1,645,915.38	1,618,262.26	(27,653.12)	1,618,262.26	410,317.59
30251YAB4	588,522.67	-	588,522.67	584,442.41	(4,080.26)	584,442.41	425,767.46
318340AB2	28,894.36	-	28,894.36	26,936.02	(1,958.34)	26,936.02	15,096.40
32056CAH2	2,812,011.19	-	2,812,011.19	2,742,473.19	(69,538.00)	2,742,473.19	2,445,097.10
362341XE4	4,510,324.63	-	4,510,324.63	4,484,817.14	(25,507.49)	4,484,817.14	4,262,500.02
36242DGA5	10,731.35	-	10,731.35	10,217.54	(513.81)	10,217.54	29,914.03
362480AD7	236,317.12	-	236,317.12	233,470.29	(2,846.83)	233,470.29	125,906.52
39538RAB5	1,422,825.82	-	1,422,825.82	1,409,811.16	(13,014.66)	1,409,811.16	859,276.35
39538RBB4	1,241,355.34	-	1,241,355.34	1,227,168.83	(14,186.51)	1,227,168.83	729,200.00
39539GAA0	508,766.12	-	508,766.12	507,525.00	(1,241.12)	507,525.00	319,403.17
40431KAA8	8,447.91	-	8,447.91	8,062.72	(385.19)	8,062.72	8,210.63
41161PA86	99,718.91	-	99,718.91	97,853.49	(1,865.42)	97,853.49	85,530.54
41161PHC0	731,764.56	-	731,764.56	724,977.94	(6,786.62)	724,977.94	466,008.09
41161PHU0	606,759.21	-	606,759.21	592,547.05	(14,212.16)	592,547.05	340,228.42
41161PLR2	1,605,901.33	-	1,605,901.33	1,587,816.47	(18,084.86)	1,587,816.47	978,433.46
41161PMG5	2,280,816.63	-	2,280,816.63	2,257,013.34	(23,803.29)	2,257,013.34	1,465,941.97
41161PQU0	1,233,335.75	-	1,233,335.75	1,217,470.28	(15,865.47)	1,217,470.28	768,562.99
41161PTN3	144,340.15	-	144,340.15	142,767.28	(1,572.87)	142,767.28	88,305.67
41161PWB5	676,444.55	-	676,444.55	668,415.94	(8,028.61)	668,415.94	397,171.58
43739EAP2	3,232,811.39	-	3,232,811.39	3,202,328.80	(30,482.59)	3,202,328.80	2,296,024.82
43739EBJ5	836,465.90	-	836,465.90	830,083.29	(6,382.61)	830,083.29	628,374.57
45254NHV2	10,164.03	-	10,164.03	9,671.04	(492.99)	9,671.04	7,657.78
45254NJG3	123,051.99	-	123,051.99	122,002.08	(1,049.91)	122,002.08	101,731.47
45254NJP3	15,178.49	-	15,178.49	14,005.32	(1,173.17)	14,005.32	12,926.30
45254NJV0	85,037.60	-	85,037.60	84,375.76	(661.84)	84,375.76	65,031.83
45254NJX6	10,444.14	-	10,444.14	10,338.87	(105.27)	10,338.87	10,334.84
45254NKD8	155,823.89	-	155,823.89	154,647.21	(1,176.68)	154,647.21	130,262.93
45254NKF3	333,970.00	-	333,970.00	331,111.13	(2,858.87)	331,111.13	217,720.98
45254NKX4	873,708.28	-	873,708.28	867,117.58	(6,590.70)	867,117.58	595,940.51
45254NNP8	1,736,027.42	-	1,736,027.42	1,721,010.16	(15,017.26)	1,721,010.16	1,252,323.89
45254NPA9	1,407,300.68	-	1,407,300.68	1,396,749.07	(10,551.61)	1,396,749.07	1,047,808.41
45254NPG6	35,864.42	-	35,864.42	32,812.07	(3,052.35)	32,812.07	28,558.56
45254NPU5	499,591.67	-	499,591.67	495,824.31	(3,767.36)	495,824.31	361,894.39
45254TMK7	20,145.55	-	20,145.55	13,967.41	(6,178.14)	13,967.41	19,292.34
45254TRX4	35,645.75	-	35,645.75	34,907.36	(738.39)	34,907.36	23,520.23
45254TSM7	430,312.20	-	430,312.20	426,395.64	(3,916.56)	426,395.64	254,960.59

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45660LCN7	$600,794.30	$-	$600,794.30	$591,708.69	$(9,085.61)	$591,708.69	$356,101.67
45660LKW8	2,949,954.75	-	2,949,954.75	2,921,214.16	(28,740.59)	2,921,214.16	1,923,325.42
45660LW96	236,791.76	-	236,791.76	231,296.62	(5,495.14)	231,296.62	116,451.85
45660LWD7	251,068.42	-	251,068.42	248,880.16	(2,188.26)	248,880.16	252,598.26
45660LYW3	295,471.39	-	295,471.39	289,021.07	(6,450.32)	289,021.07	172,607.88
45660N2J3	401,542.60	-	401,542.60	397,245.75	(4,296.85)	397,245.75	280,192.63
45660N5H4	562,954.91	-	562,954.91	554,502.21	(8,452.70)	554,502.21	342,810.81
45660NRB3	385,146.97	-	385,146.97	323,700.37	(61,446.60)	323,700.37	245,954.46
45660NS30	186,003.85	-	186,003.85	182,788.85	(3,215.00)	182,788.85	117,110.03
45660NT88	8,561.46	-	8,561.46	8,425.19	(136.27)	8,425.19	6,418.83
45660NT96	210,758.80	-	210,758.80	207,519.35	(3,239.45)	207,519.35	145,471.93
456612AC4	60,386.19	-	60,386.19	59,847.35	(538.84)	59,847.35	47,052.42
45667WAA6	401,070.39	-	401,070.39	397,080.27	(3,990.12)	397,080.27	300,546.29
466247XE8	621,439.76	-	621,439.76	614,514.59	(6,925.17)	614,514.59	429,573.21
46627MBQ9	795,314.46	-	795,314.46	789,626.28	(5,688.18)	789,626.28	565,944.15
46627MCS4	553,148.14	-	553,148.14	546,931.06	(6,217.08)	546,931.06	416,977.30
52524YAF0	1,251,591.68	-	1,251,591.68	1,233,592.14	(17,999.54)	1,233,592.14	723,393.83
550279AA1	430,623.65	-	430,623.65	425,780.02	(4,843.63)	425,780.02	293,073.60
55027BAA6	17,260.38	-	17,260.38	17,186.38	(74.00)	17,186.38	9,734.98
576433FP6	105,629.23	-	105,629.23	51,071.89	(54,557.34)	51,071.89	43,749.65
576433G42	420,322.04	-	420,322.04	415,720.63	(4,601.41)	415,720.63	249,010.72
576433NH5	90,844.16	-	90,844.16	89,017.85	(1,826.31)	89,017.85	74,132.95
576433YN0	137,274.99	-	137,274.99	134,612.94	(2,662.05)	134,612.94	86,856.03
576438AA3	1,136,019.48	-	1,136,019.48	1,107,811.52	(28,207.96)	1,107,811.52	940,408.93
576444AA1	37.62	-	37.62	3.57	(34.05)	3.57	-
589929X29	372,180.93	-	372,180.93	371,384.07	(796.86)	371,384.07	246,470.96
59020UXN0	10,194.50	-	10,194.50	10,176.19	(18.31)	10,176.19	26,915.71
59024WAF4	98,302.68	-	98,302.68	63,654.72	(34,647.96)	63,654.72	8,636.31
61915RBB1	417,777.63	-	417,777.63	412,724.91	(5,052.72)	412,724.91	265,443.67
68383NCA9	1,039,574.95	-	1,039,574.95	1,031,121.54	(8,453.41)	1,031,121.54	733,661.47
68383NCU5	570,893.02	-	570,893.02	566,079.73	(4,813.29)	566,079.73	395,295.29
68383NDT7	828,438.23	-	828,438.23	818,837.06	(9,601.17)	818,837.06	475,707.99
68402CAC8	85,817.58	-	85,817.58	86,073.45	255.87	86,073.45	82,390.51
74927WAM6	3,847.31	-	3,847.31	77.55	(3,769.76)	77.55	1,061.62
74927XAM4	1,137.92	-	1,137.92	515.50	(622.42)	515.50	9.73
76110GV40	422,736.51	-	422,736.51	416,256.92	(6,479.59)	416,256.92	378,503.80
76110GZR5	414,287.95	-	414,287.95	400,662.50	(13,625.45)	400,662.50	384,744.49
76110H4M8	48,759.89	-	48,759.89	50,023.94	1,264.05	50,023.94	66,528.91
76110HKX6	292,560.68	-	292,560.68	292,550.06	(10.62)	292,550.06	704,984.61
76110HKY4	19,962.22	-	19,962.22	22,049.68	2,087.46	22,049.68	85,676.00
761118FM5	1,228,393.01	-	1,228,393.01	1,210,782.34	(17,610.67)	1,210,782.34	1,035,287.27
761118KU1	644,428.15	-	644,428.15	636,305.35	(8,122.80)	636,305.35	391,739.95
761118NN4	702,942.79	-	702,942.79	692,968.23	(9,974.56)	692,968.23	438,002.28
761118RJ9	55,577.88	-	55,577.88	54,306.94	(1,270.94)	54,306.94	32,214.78
761118RM2	1,662,744.78	-	1,662,744.78	1,636,254.96	(26,489.82)	1,636,254.96	973,392.36
79549AYA1	204,978.88	-	204,978.88	183,051.92	(21,926.96)	183,051.92	114,038.33
79549AYB9	27,453.04	-	27,453.04	20,338.16	(7,114.88)	20,338.16	25,663.93
863579DV7	126,126.20	-	126,126.20	75,222.81	(50,903.39)	75,222.81	33,553.96
863579YR3	206,949.22	-	206,949.22	204,982.31	(1,966.91)	204,982.31	149,532.44
86358R3Q8	496,897.47	-	496,897.47	489,988.02	(6,909.45)	489,988.02	311,715.31
86358RLG0	13,720.06	-	13,720.06	4,521.57	(9,198.49)	4,521.57	10,018.54
86358RUQ8	16,994.06	-	16,994.06	16,796.57	(197.49)	16,796.57	10,319.09
86359ACD3	102,708.93	-	102,708.93	77,097.69	(25,611.24)	77,097.69	84,150.32
86359ADN0	179,481.69	-	179,481.69	129,465.58	(50,016.11)	129,465.58	122,093.35
86359AEH2	42,339.08	-	42,339.08	12,394.30	(29,944.78)	12,394.30	9,462.33
86359ANH2	147,027.11	-	147,027.11	144,732.42	(2,294.69)	144,732.42	149,710.59
86359AXX6	155,036.18	-	155,036.18	164,326.04	9,289.86	164,326.04	212,271.51
86359AZE6	57,563.81	-	57,563.81	57,500.56	(63.25)	57,500.56	72,396.93
86359BLB5	249,446.96	-	249,446.96	242,675.32	(6,771.64)	242,675.32	219,081.28
885220FS7	1,408,266.49	-	1,408,266.49	1,396,552.27	(11,714.22)	1,396,552.27	1,298,188.63

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
92922F4M7	$449,868.41	$-	$449,868.41	$446,082.64	$(3,785.77)	$446,082.64	$349,065.85
92922F5T1	731,898.74	-	731,898.74	725,506.73	(6,392.01)	725,506.73	553,092.95
92922F7Q5	765,444.39	-	765,444.39	757,553.59	(7,890.80)	757,553.59	563,814.18
92922FB72	165,657.88	-	165,657.88	164,134.90	(1,522.98)	164,134.90	109,599.29
92922FTJ7	151,121.91	-	151,121.91	146,562.07	(4,559.84)	146,562.07	116,381.07
92922FWU8	384,260.19	-	384,260.19	380,546.43	(3,713.76)	380,546.43	318,640.78
92922FZF8	947,074.14	-	947,074.14	938,318.11	(8,756.03)	938,318.11	685,144.48
92925CBB7	397,057.93	-	397,057.93	393,386.08	(3,671.85)	393,386.08	275,544.91
939336U35	214,696.15	-	214,696.15	214,218.86	(477.29)	214,218.86	236,048.32
939336X65	1,776,756.21	-	1,776,756.21	1,760,544.73	(16,211.48)	1,760,544.73	1,294,401.15
939336Z48	767,275.83	-	767,275.83	765,792.90	(1,482.93)	765,792.90	700,489.33
93934FHC9	591,359.98	-	591,359.98	583,213.59	(8,146.39)	583,213.59	352,297.10
93934FJQ6	1,453,148.19	-	1,453,148.19	1,430,974.37	(22,173.82)	1,430,974.37	866,737.11
94983CAJ6	2,742,652.71	-	2,742,652.71	2,730,066.80	(12,585.91)	2,730,066.80	2,754,727.21
94983TAE0	1,232,994.96	-	1,232,994.96	1,204,350.63	(28,644.33)	1,204,350.63	1,163,830.13
94983YAQ2	689,664.33	-	689,664.33	673,406.09	(16,258.24)	673,406.09	626,731.98
94985JAG5	3,018,319.64	-	3,018,319.64	3,013,248.94	(5,070.70)	3,013,248.94	2,701,932.79
Totals	$106,701,990.11	$-	$106,701,990.11	$104,920,573.41	$(1,781,416.70)	$104,920,573.41	$77,297,240.58

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2010:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
02660TGN7	$894,724.12	$-	$894,724.12	$894,460.45	$(263.67)	$894,460.45	$557,893.56
02660XAD6	842,672.54	-	842,672.54	822,336.60	(20,335.94)	822,336.60	532,487.74
040104QN4	534,299.01	-	534,299.01	521,259.73	(13,039.28)	521,259.73	456,581.44
05946XYP2	88,274.24	-	88,274.24	86,738.89	(1,535.35)	86,738.89	51,803.26
05948JAA0	34,253.69	-	34,253.69	33,736.33	(517.36)	33,736.33	24,794.48
05949AHG8	699,115.85	-	699,115.85	690,536.74	(8,579.11)	690,536.74	661,519.71
05949ALH1	286,839.66	-	286,839.66	282,565.88	(4,273.78)	282,565.88	262,117.28
05949AZG8	694,180.86	-	694,180.86	659,847.96	(34,332.90)	659,847.96	648,941.83
05950DAA8	1,464,712.25	-	1,464,712.25	1,432,826.37	(31,885.88)	1,432,826.37	1,172,497.67
06050HKX5	48,061.38	-	48,061.38	42,261.96	(5,799.42)	42,261.96	22,954.30
06050HKY3	29,998.32	-	29,998.32	1,200.35	(28,797.97)	1,200.35	9,502.72
06652DAA7	694,614.63	-	694,614.63	665,002.35	(29,612.28)	665,002.35	409,301.42
073854AB7	1,939,781.10	-	1,939,781.10	1,718,608.13	(221,172.97)	1,718,608.13	1,187,340.81
07386HMB4	298,554.25	-	298,554.25	281,529.08	(17,025.17)	281,529.08	260,845.85
07386HSP7	841,815.33	-	841,815.33	823,030.97	(18,784.36)	823,030.97	563,184.81
073879QF8	79,234.75	-	79,234.75	61,036.40	(18,198.35)	61,036.40	46,409.56
073879Z92	1,216,284.98	-	1,216,284.98	1,007,479.69	(208,805.29)	1,007,479.69	480,366.24
07820QAY1	1,807,421.41	-	1,807,421.41	1,710,534.09	(96,887.32)	1,710,534.09	1,186,850.72
12479DAC2	1,495,504.97	-	1,495,504.97	1,058,100.22	(437,404.75)	1,058,100.22	1,274,295.00
12629EAK1	169.71	-	169.71	95.25	(74.46)	95.25	838.02
12667GCB7	42,466.17	-	42,466.17	41,893.44	(572.73)	41,893.44	27,579.11
12667GME0	1,970,378.15	-	1,970,378.15	1,915,325.05	(55,053.10)	1,915,325.05	1,104,590.99
12667GR62	848,831.08	-	848,831.08	814,703.59	(34,121.49)	814,709.59	511,990.51
12667GRW5	103,049.30	-	103,049.30	87,493.24	(15,556.06)	87,493.24	53,643.96
12667GS20	1,395,194.67	-	1,395,194.67	1,359,659.15	(35,535.52)	1,359,659.15	789,076.62
12667GWF6	893,208.08	-	893,208.08	853,382.18	(39,825.90)	853,382.18	426,674.72
12668ACG8	339,284.86	-	339,284.86	329,363.69	(9,921.17)	329,363.69	285,702.87
12668ACY9	50,028.38	-	50,028.38	49,390.51	(637.87)	49,390.51	38,994.10
12668ACZ6	407,473.07	-	407,473.07	405,895.25	(1,577.82)	405,895.25	258,634.99
12668AEV3	1,060,565.23	-	1,060,565.23	1,039,650.61	(20,914.62)	1,039,650.61	627,686.23
12668AGW9	93,339.21	-	93,339.21	89,212.31	(4,126.90)	89,212.31	59,133.72
12668AVP7	707,847.82	-	707,847.82	702,897.36	(4,950.46)	702,897.36	474,416.19
126694YM4	274,608.63	-	274,608.63	272,640.44	(1,968.19)	272,640.44	154,084.11
12669EH33	29,176.14	-	29,176.14	28,909.03	(267.11)	28,909.03	22,083.65
12669FKR3	35,510.45	-	35,510.45	35,346.32	(164.13)	35,346.32	30,721.31
12669FW82	122,839.35	-	122,839.35	117,876.40	(4,962.95)	117,876.40	85,139.38
12669FXR9	38,032.63	-	38,032.63	35,765.54	(2,267.09)	35,765.54	27,851.97
12669GKH3	1,576,760.29	-	1,576,760.29	1,515,588.98	(61,171.31)	1,515,588.98	975,395.32
12669GRM5	582,441.67	-	582,441.67	568,961.25	(13,480.42)	568,961.25	337,944.34
12669GRQ6	1,545,620.68	-	1,545,620.68	1,503,728.58	(41,892.10)	1,503,728.58	975,815.80
12669GTV3	63,543.93	-	63,543.93	62,428.38	(1,115.55)	62,428.38	37,506.64
12669GUR0	470,798.93	-	470,738.93	463,381.46	(7,417.47)	463,381.46	280,483.96
161551FD3	152,636.41	-	152,636.41	151,801.34	(835.07)	151,801.34	130,316.43
17307GMQ8	2,547,764.08	-	2,547,764.08	2,504,324.06	(43,440.02)	2,504,324.06	2,496,982.40
17310UAE2	265.92	-	265.92	188.80	(77.12)	188.80	3,269.60
22540V3F7	545,074.09	-	545,074.09	165,856.34	(379,217.75)	165,856.34	308,726.34
22540VFZ0	185,092.35	-	185,092.35	176,634.59	(8,457.76)	176,634.59	158,088.35
22540VG71	11,097.06	-	11,097.06	10,386.64	(710.42)	10,386.64	9,084.40
22540VGA4	178,575.99	-	178,575.99	123,163.90	(55,412.09)	123,163.90	103,965.14
22540VQ70	213,811.18	-	213,811.18	193,480.74	(20,330.44)	193,480.74	125,101.93
22541NFL8	475,292.99	-	475,292.99	429,346.52	(45,946.47)	429,346.52	442,545.07
22541NTH2	12,037.93	-	12,037.93	2,049.21	(9,988.72)	2,049.21	6,937.94
22541Q4M1	195,066.10	-	195,066.10	39,729.11	(155,336.99)	39,729.11	124,543.08
22541QFK3	35,705.82	-	35,705.82	13,858.62	(21,847.20)	13,858.62	22,276.16
22541QQR6	204,606.68	-	204,606.68	77,290.64	(127,316.04)	77,290.64	69,315.75
22541SFL7	9.58	-	9.58	0.64	(8.94)	0.64	4.40
22541SJV1	240,481.64	-	240,481.64	65,053.70	(175,427.94)	65,053.70	64,452.44
2254W0NK7	180,587.40	-	180,587.40	116,957.89	(63,629.51)	116,957.89	115,432.00

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
23245QAA7	$231,620.76	$-	$231,620.76	$228,240.76	$(3,380.00)	$228,240.76	$148,515.83
23332UAC8	443,608.85	-	443,608.85	425,534.86	(18,073.99)	425,534.86	282,618.53
23332UAR5	1,494,547.41	-	1,494,547.41	1,394,744.90	(99,802.51)	1,394,744.90	886,781.58
23332UBG8	635,704.65	-	635,704.65	635,215.47	(489.18)	635,215.47	383,891.67
23332UBV5	1,093,737.22	-	1,093,737.22	1,041,572.48	(52,164.74)	1,041,572.48	618,132.60
23332UCM4	82,685.47	-	82,685.47	79,581.75	(3,103.72)	79,581.75	52,404.91
23332UDU5	2,284,937.72	-	2,284,937.72	2,247,937.08	(37,000.64)	2,247,937.08	1,401,500.12
251510FB4	441,712.61	-	441,712.61	434,301.58	(7,411.03)	434,301.58	337,930.20
251510NC3	1,770,272.74	-	1,770,272.74	1,646,541.16	(123,731.58)	1,646,541.16	431,651.86
30251YAB4	595,960.83	-	595,960.83	595,731.06	(229.77)	595,731.06	428,867.34
32051GZS7	1,390,049.75	-	1,390,049.75	1,338,909.36	(51,140.39)	1,338,909.36	1,225,612.81
32056CAH2	2,890,213.63	-	2,890,213.63	2,803,223.36	(86,990.27)	2,803,223.36	2,316,410.52
362341XE4	4,800,050.85	-	4,800,050.85	4,786,829.08	(13,221.77)	4,786,829.08	4,494,696.55
36242D3Z4	4,547.48	-	4,547.48	1,948.92	(2,598.56)	1,948.92	4,707.00
36242DGA5	31,561.55	-	31,561.55	11,942.91	(19,618.64)	11,942.91	26,626.32
39538RAB5	1,485,743.12	-	1,485,743.12	1,461,288.70	(24,454.42)	1,461,288.70	902,042.33
39538RBB4	1,300,587.45	-	1,300,587.45	1,266,294.48	(34,292.97)	1,266,294.48	739,509.04
40431KAA8	11,034.72	-	11,034.72	10,541.00	(493.72)	10,541.00	9,865.49
41161PA86	108,460.94	-	108,460.94	104,494.55	(3,966.39)	104,494.55	84,853.72
41161PHC0	777,691.75	-	777,691.75	750,001.79	(27,689.96)	750,001.79	486,407.48
41161PHU0	640,052.60	-	640,052.60	621,194.99	(18,857.61)	621,194.99	351,742.03
41161PLR2	1,669,990.23	-	1,669,990.23	1,637,795.06	(32,195.17)	1,637,795.06	1,017,966.68
41161PMG5	2,349,235.11	-	2,349,235.11	2,302,835.57	(46,399.54)	2,302,835.57	1,463,648.77
41161PQU0	1,278,063.78	-	1,278,063.78	1,253,061.82	(25,001.96)	1,253,061.82	797,398.68
41161PTN3	148,554.02	-	148,554.02	146,315.98	(2,238.04)	146,315.98	94,185.47
41161PWB5	693,228.90	-	693,228.90	683,122.91	(10,105.99)	683,122.91	409,342.46
43739EAP2	3,424,615.43	-	3,424,615.43	3,315,823.34	(108,792.09)	3,315,823.34	2,341,339.80
43739EBJ5	868,511.58	-	868,511.58	861,694.73	(6,816.85)	861,694.73	666,744.00
45254NJG3	128,291.25	-	128,291.25	127,853.43	(437.82)	127,853.43	89,966.94
45254NJV0	90,087.27	-	90,087.27	87,575.49	(2,511.78)	87,575.49	63,566.62
45254NJX6	12,364.50	-	12,364.50	11,013.48	(1,351.02)	11,013.48	9,065.57
45254NKD8	162,920.17	-	162,920.17	160,299.06	(2,621.11)	160,299.06	133,883.24
45254NKF3	342,781.47	-	342,781.47	342,503.23	(278.24)	342,503.23	225,429.75
45254NKX4	892,534.60	-	892,534.60	889,574.10	(2,960.50)	889,574.10	606,380.77
45254NNP8	1,855,723.64	-	1,855,723.64	1,800,881.90	(54,841.74)	1,800,881.90	1,201,979.60
45254NPA9	1,455,735.48	-	1,455,735.48	1,453,709.27	(2,026.21)	1,453,709.27	1,085,964.76
45254NPG6	42,297.94	-	42,297.94	41,649.23	(648.71)	41,649.23	26,580.35
45254NPU5	513,978.75	-	513,978.75	512,845.47	(1,133.28)	512,845.47	343,311.51
45254TMK7	46,841.22	-	46,841.22	22,460.09	(24,381.13)	22,460.09	19,538.01
45254TRX4	36,325.29	-	36,325.29	36,300.71	(24.58)	36,300.71	25,006.86
45254TSM7	448,035.03	-	448,035.03	443,062.50	(4,972.53)	443,062.50	233,198.59
45660LCN7	685,002.66	-	685,002.66	621,335.76	(63,666.90)	621,335.76	364,237.06
45660LKW8	3,109,247.70	-	3,109,247.70	3,033,714.84	(75,532.86)	3,033,714.84	1,844,455.79
45660LW96	247,683.32	-	247,683.32	241,762.33	(5,920.99)	241,762.33	145,494.90
45660LWD7	287,622.82	-	287,622.82	263,393.56	(24,229.26)	263,393.56	262,992.97
45660LYW3	315,078.91	-	315,078.91	309,390.12	(5,688.79)	309,390.12	189,043.61
45660N2J3	458,348.07	-	458,348.07	422,902.97	(35,445.10)	422,902.97	309,786.26
45660N2Y0	150,509.81	-	150,509.81	145,795.56	(4,714.25)	145,795.56	97,966.94
45660N5H4	628,065.32	-	628,065.32	585,183.77	(42,881.55)	585,183.77	381,236.96
45660NKM6	809,328.13	-	809,328.13	601,892.53	(207,435.60)	601,892.53	534,363.47
45660NRB3	416,117.76	-	416,117.76	396,252.90	(19,864.86)	396,252.90	243,596.61
45660NS30	211,629.14	-	211,629.14	198,046.60	(13,582.54)	198,046.60	155,647.01
45660NT88	10,579.44	-	10,579.44	8,817.93	(1,761.51)	8,817.93	6,019.14
45660NT96	255,620.99	-	255,620.99	215,740.37	(39,880.62)	215,740.37	149,647.44
456612AC4	65,088.94	-	65,088.94	63,395.11	(1,693.83)	63,395.11	50,065.36
45667WAA6	425,464.11	-	425,464.11	423,837.81	(1,626.30)	423,837.81	309,691.58
466247XE8	655,224.80	-	655,224.80	640,989.45	(14,235.35)	640,989.45	458,800.38
46627MBQ9	842,284.35	-	842,284.35	830,538.92	(11,745.43)	830,538.92	603,600.11
46627MCS4	613,220.93	-	613,220.93	588,679.64	(24,541.29)	588,679.64	464,239.68
52524YAF0	1,288,116.25	-	1,288,116.25	1,287,722.66	(393.59)	1,287,722.66	719,372.78
550279AA1	461,458.02	-	461,458.02	456,879.46	(4,578.56)	456,879.46	317,292.90
576433FP6	155,913.12	-	155,913.12	105,969.46	(49,943.66)	105,969.46	46,887.45
576433G42	440,467.13	-	440,467.13	432,533.62	(7,933.51)	432,533.62	258,601.02
576433GW0	95,324.25	-	95,324.25	42,888.17	(52,436.08)	42,888.17	29,069.20
576433NH5	192,626.21	-	192,626.21	100,934.92	(91,691.29)	100,934.92	112,587.22
576433YN0	139,320.04	-	139,320.04	138,132.40	(1,187.64)	138,132.40	88,891.24
576438AA3	1,164,071.64	-	1,164,071.64	1,154,522.39	(9,549.25)	1,154,522.39	972,302.04

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
59020UNZ4	$160,991.85	$-	$160,991.85	$159,844.74	$(1,147.11)	$159,844.74	$159,923.34
59020UXN0	31,157.97	-	31,157.97	13,590.04	(17,567.93)	13,590.04	27,410.56
61753VAG7	120.00	-	120.00	106.11	(13.89)	106.11	368.70
61913PAA0	1,227,783.81	-	1,227,783.81	1,204,581.39	(23,202.42)	1,204,581.39	1,059,115.01
61915RBB1	435,327.30	-	435,327.30	428,142.26	(7,185.04)	428,142.26	277,800.38
669884AF5	665.00	-	665.00	594.98	(70.02)	594.98	1,681.56
68383NCA9	1,071,677.05	-	1,071,677.05	1,066,860.42	(4,816.63)	1,066,860.42	749,418.91
68383NCU5	624,729.59	-	624,729.59	590,719.18	(34,010.41)	590,719.18	423,359.33
68383NDT7	847,976.88	-	847,976.88	845,734.80	(2,242.08)	845,734.80	468,351.24
68402CAC8	107,267.93	-	107,267.93	102,694.90	(4,573.03)	102,694.90	93,365.97
74927XAM4	14,203.88	-	14,203.88	6,658.74	(7,545.14)	6,658.74	25,452.34
76110H4M8	75,515.63	-	75,515.63	61,806.61	(13,709.02)	61,806.61	71,310.62
76110H5C9	14,023.56	-	14,023.56	9,011.15	(5,012.41)	9,011.15	8,730.49
76110HKX6	977,854.31	-	977,854.31	312,777.27	(665,077.04)	312,777.27	697,352.41
76110HKY4	91,675.87	-	91,675.87	25,876.86	(65,799.01)	25,876.86	87,284.00
761118FM5	1,291,650.81	-	1,291,650.81	1,260,093.64	(31,557.17)	1,260,093.64	945,349.77
761118KU1	689,559.02	-	689,559.02	667,605.21	(21,953.81)	667,605.21	413,403.82
761118NN4	740,394.52	-	740,394.52	720,204.95	(20,189.57)	720,204.95	454,045.23
761118RJ9	61,257.47	-	61,257.47	58,031.54	(3,225.93)	58,031.54	32,265.36
761118RM2	1,795,367.21	-	1,795,367.21	1,702,558.95	(92,808.26)	1,702,558.95	988,380.65
76114GAL1	24.06	-	24.06	16.93	(7.13)	16.93	1,208.89
79549AYA1	246,017.91	-	246,017.91	211,496.38	(34,521.53)	211,496.38	114,881.58
79549AYB9	48,218.19	-	48,218.19	29,828.82	(18,389.37)	29,828.82	25,987.52
81744FDK0	790,998.13	-	790,998.13	783,592.24	(7,405.89)	783,592.24	707,569.01
863579YR3	226,457.49	-	226,457.49	217,888.63	(8,568.86)	217,888.63	161,009.51
86358RLG0	42,477.75	-	42,477.75	17,498.96	(24,978.79)	17,498.96	19,500.65
86358RSJ7	8,448.24	-	8,448.24	338.06	(8,110.18)	338.06	2,644.92
86359ADN0	184,431.29	-	184,431.29	179,330.84	(5,100.45)	179,330.84	59,057.89
86359ANH2	157,196.10	-	157,196.10	152,925.20	(4,270.90)	152,925.20	119,627.22
86359AXX6	380,166.25	-	380,166.25	185,895.53	(194,270.72)	185,895.53	326,610.45
86359AZE6	114,457.50	-	114,457.50	58,216.28	(56,241.22)	58,216.28	87,712.76
87222EAJ7	3,160.99	-	3,160.99	2,074.02	(1,086.97)	2,074.02	7,463.98
885220FS7	1,482,771.62	-	1,482,771.62	1,462,110.35	(20,661.27)	1,462,110.35	1,280,226.63
929227XH4	89,398.20	-	89,398.20	29,483.72	(59,914.48)	29,483.72	83,894.49
92922F4M7	461,867.25	-	461,867.25	460,399.66	(1,467.59)	460,399.66	357,043.44
92922F5T1	754,449.65	-	754,449.65	751,621.73	(2,827.92)	751,621.73	578,679.81
92922F7Q5	811,725.75	-	811,725.75	787,474.51	(24,251.24)	787,474.51	578,388.81
92922FB72	174,033.89	-	174,033.89	171,521.41	(2,512.48)	171,521.41	109,769.44
92922FD21	37,049.05	-	37,049.05	36,967.94	(81.11)	36,967.94	28,291.29
92922FD47	1,562,212.41	-	1,562,212.41	1,532,338.45	(29,873.96)	1,532,338.45	1,128,201.83
92922FJ25	870,672.48	-	870,672.48	869,364.12	(1,308.36)	869,364.12	661,937.46
92922FTJ7	164,008.83	-	164,008.83	155,371.71	(8,637.12)	155,371.71	111,988.78
92922FWU8	406,061.49	-	406,061.49	395,865.69	(10,195.80)	395,865.69	267,934.37
92922FZF8	1,003,789.34	-	1,003,789.34	983,272.60	(20,516.74)	983,272.60	686,759.77
92925CBB7	414,114.78	-	414,114.78	408,734.53	(5,380.25)	408,734.53	286,656.08
92926SAE6	135,399.33	-	135,399.33	132,953.53	(2,445.80)	132,953.53	108,380.51
939336U35	241,906.76	-	241,906.76	227,212.63	(14,694.13)	227,212.63	228,143.69
939336X65	1,868,737.75	-	1,868,737.75	1,820,962.49	(47,775.26)	1,820,962.49	1,304,679.81
93934FHC9	613,357.14	-	613,357.14	600,364.66	(12,992.48)	600,364.66	368,478.47
93934FJQ6	1,509,523.62	-	1,509,523.62	1,488,706.67	(20,816.95)	1,488,706.67	890,797.79
94983CAJ6	2,959,095.05	-	2,959,095.05	2,858,507.34	(100,587.71)	2,858,507.34	2,845,443.88
94983EAH6	2,117,761.57	-	2,117,761.57	2,097,519.45	(20,242.12)	2,097,519.45	1,736,895.60
94983TAE0	1,308,145.55	-	1,308,145.55	1,298,811.22	(9,334.33)	1,298,811.22	1,174,715.97
94983YAQ2	742,851.35	-	742,851.35	696,119.07	(46,732.28)	696,119.07	634,009.66
L26479NN8	139,029.94	-	139,029.94	21,389.22	(117,640.72)	21,389.22	281,757.06
Totals	$117,247,144.97	$-	$117,247,144.97	$110,848,178.13	$(6,398,966.84)	$110,848,178.13	$81,512,592.53

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2009:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00075WAB5	$40,979.60	$-	$40,979.60	$41,617.12	$637.52	$41,617.12	$41,150.00
004375CT6	547,210.37	-	547,210.37	498,408.11	(48,802.26)	498,408.11	275,971.09
00442GAD2	124,301.94	-	124,301.94	126,826.06	2,524.12	126,826.06	117,112.92
00442KAD3	136,394.66	-	136,394.66	132,240.00	(4,154.66)	132,240.00	100,198.47
007037BK9	23,616.73	-	23,616.73	47,532.66	23,915.93	47,532.66	47,927.40
02146YAD8	315,621.69	-	315,621.69	311,787.94	(3,833.75)	311,787.94	200,548.08
02147DAV3	44,503.08	-	44,503.08	41,864.87	(2,638.21)	41,864.87	40,283.32
02150MAB1	2,211,085.86	-	2,211,085.86	2,150,068.80	(61,017.06)	2,150,068.80	1,454,018.37
02660CAH3	22,333.30	-	22,333.30	10,209.90	(12,123.40)	10,209.90	7,276.30
02660TGN7	950,273.39	-	950,273.39	951,274.79	1,001.40	951,274.79	535,155.85
02660THL0	70,867.66	-	70,867.66	67,489.03	(3,378.63)	67,489.03	44,216.36
02660THT3	27,402.01	-	27,402.01	27,150.72	(251.29)	27,150.72	20,664.10
040104QN4	599,592.01	-	599,592.01	573,649.09	(25,942.92)	573,649.09	479,330.60
040104RV5	352,293.10	-	352,293.10	340,425.92	(11,867.18)	340,425.92	241,385.65
040104TG6	50,917.69	-	50,917.69	49,146.24	(1,771.45)	49,146.24	32,967.40
05948XR52	190,140.52	-	190,140.52	36,617.44	(153,523.08)	36,617.44	75,369.15
05948XVH1	203,010.15	-	203,010.15	41,498.42	(161,511.73)	41,498.42	71,690.11
05948XVJ7	193,850.33	-	193,850.33	13,080.33	(180,770.00)	13,080.33	43,059.13
05949ALH1	299,434.57	-	299,434.57	293,306.58	(6,127.99)	293,306.58	265,812.46
05949AZG8	796,554.20	-	796,554.20	795,049.99	(1,504.21)	795,049.99	680,837.72
05950DAA8	1,480,343.49	-	1,480,343.49	1,475,039.67	(5,303.82)	1,475,039.67	1,131,160.60
07325VAG9	69,399.67	-	69,399.67	70,753.49	1,353.82	70,753.49	61,203.01
07384YNJ1	337,698.04	-	337,698.04	313,676.87	(24,021.17)	313,676.87	324,940.40
073852AD7	78,094.81	-	78,094.81	70,170.00	(7,924.81)	70,170.00	38,460.00
07386HCP4	48,187.18	-	48,187.18	10,300.87	(37,886.31)	10,300.87	18,237.81
07386HEN7	46,376.00	-	46,376.00	4,829.68	(41,546.32)	4,829.68	9,786.95
073879QF8	82,618.55	-	82,618.55	83,465.32	846.77	83,465.32	47,359.15
073879Z92	1,225,813.23	-	1,225,813.23	1,195,468.49	(30,344.74)	1,195,468.49	396,491.48
07389VAA5	140,629.30	-	140,629.30	139,836.18	(793.12)	139,836.18	132,044.40
07400XAB4	400,011.07	-	400,011.07	381,010.00	(19,001.07)	381,010.00	190,227.80
07401EAA7	452,576.73	-	452,576.73	443,373.16	(9,203.57)	443,373.16	290,753.13
07820QAY1	1,872,110.56	-	1,872,110.56	1,860,426.29	(11,684.27)	1,860,426.29	1,199,370.05
1248MEAE9	150,341.12	-	150,341.12	133,400.00	(16,941.12)	133,400.00	125,024.53
1248MEAG4	61,812.23	-	61,812.23	58,230.00	(3,582.23)	58,230.00	54,152.93
1248RHAD9	199,354.43	-	199,354.43	188,790.00	(10,564.43)	188,790.00	115,370.36
12498NAB9	251,714.06	-	251,714.06	252,435.66	721.60	252,435.66	198,490.59
12567AAF4	103,440.32	-	103,440.32	102,681.23	(759.09)	102,681.23	97,263.92
12629EAK1	868.20	-	868.20	417.08	(451.12)	417.08	2,288.04
12638PAL3	75.64	-	75.64	63.55	(12.09)	63.55	552.55
126670WT1	637,710.20	-	637,710.20	637,955.39	245.19	637,955.39	499,837.69
12667GR62	889,858.09	-	889,858.09	884,387.20	(5,470.89)	884,387.20	520,733.71
12667GRW5	109,617.88	-	109,617.88	109,288.82	(329.06)	109,288.82	55,210.85
12667GS20	1,425,278.13	-	1,425,278.13	1,429,564.51	4,286.38	1,429,564.51	803,494.81
12667GWF6	915,258.16	-	915,258.16	909,929.03	(5,329.13)	909,929.03	470,125.53
12668A3Q6	679,661.94	-	679,661.94	677,855.31	(1,806.63)	677,855.31	249,477.79
12668A4B8	1,064,455.32	-	1,064,455.32	1,045,396.78	(19,058.54)	1,045,396.78	555,928.99
12668ACZ6	416,940.36	-	416,940.36	415,456.05	(1,484.31)	415,456.05	248,688.79
12668AEV3	1,094,281.53	-	1,094,281.53	1,088,596.67	(5,684.86)	1,088,596.67	634,375.32
12668APF6	25,374.23	-	25,374.23	20,727.64	(4,646.59)	20,727.64	32,296.98
12668BAU7	21,391.72	-	21,391.72	19,098.77	(2,292.95)	19,098.77	22,340.16
12668BB77	5,375,511.77	-	5,375,511.77	5,320,896.59	(54,615.18)	5,320,896.59	3,261,967.96
126694YM4	294,044.22	-	294,044.22	284,718.25	(9,325.97)	284,718.25	145,454.64
12669EH33	29,967.07	-	29,967.07	29,182.10	(784.97)	29,182.10	21,858.10
12669FVD2	111,189.19	-	111,189.19	110,229.37	(959.82)	110,229.37	103,932.60

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12669FXR9	$39,525.02	$-	$39,525.02	$39,496.67	$(28.35)	$39,496.67	$26,205.72
12669GKH3	1,624,882.69	-	1,624,882.69	1,617,720.98	(7,161.71)	1,617,720.98	987,642.54
12669GRM5	558,473.82	-	558,473.82	607,659.45	49,185.63	607,659.45	341,117.44
12669GRQ6	1,674,000.21	-	1,674,000.21	1,621,720.68	(52,279.53)	1,621,720.68	988,505.91
12669GTV3	64,891.41	-	64,891.41	64,766.56	(124.85)	64,766.56	35,498.14
12669GUR0	488,337.63	-	488,337.63	484,674.30	(3,663.33)	484,674.30	282,475.20
12669UBB5	65,531.94	-	65,531.94	64,555.24	(976.70)	64,555.24	60,591.00
17310UAE2	414.80	-	414.80	270.00	(144.80)	270.00	3,210.00
22540V3F7	574,715.27	-	574,715.27	556,247.87	(18,467.40)	556,247.87	296,071.38
22541Q4M1	251,506.46	-	251,506.46	196,005.18	(55,501.28)	196,005.18	122,665.32
22541QJR4	156,325.07	-	156,325.07	45,098.28	(111,226.79)	45,098.28	64,847.10
22541QV25	74,278.57	-	74,278.57	3,588.94	(70,689.63)	3,588.94	9,479.54
2254W0KK0	1,636.67	-	1,636.67	1,843.85	207.18	1,843.85	24,335.51
23243AAD8	115,345.80	-	115,345.80	114,400.32	(945.48)	114,400.32	69,317.05
23244LAB7	36,218.60	-	36,218.60	31,640.00	(4,578.60)	31,640.00	33,922.00
23245QAA7	238,791.70	-	238,791.70	238,123.93	(667.77)	238,123.93	157,116.35
23248AAJ0	109,846.42	-	109,846.42	105,234.80	(4,611.62)	105,234.80	94,172.15
23332UCM4	83,795.34	-	83,795.34	83,692.18	(103.16)	83,692.18	52,319.20
25150PAD1	18.50	-	18.50	13.35	(5.15)	13.35	19.54
30251YAB4	619,622.00	-	619,622.00	619,560.04	(61.96)	619,560.04	445,783.33
32051DRA2	14,449.90	-	14,449.90	14,093.18	(356.72)	14,093.18	13,224.57
32051GBV6	48,601.36	-	48,601.36	33,286.35	(15,315.01)	33,286.35	37,939.89
32051GVN2	756,104.42	-	756,104.42	733,056.28	(23,048.14)	733,056.28	728,013.58
32051GZS7	1,393,975.08	-	1,393,975.08	1,386,720.00	(7,255.08)	1,386,720.00	1,194,100.16
32056CAH2	2,883,821.15	-	2,883,821.15	2,879,280.00	(4,541.15)	2,879,280.00	2,165,166.17
35729RAE6	229,523.05	-	229,523.05	225,158.95	(4,364.10)	225,158.95	196,043.94
362334EB6	619,791.82	-	619,791.82	600,458.90	(19,332.92)	600,458.90	478,960.52
36242D3Z4	7,190.72	-	7,190.72	4,845.00	(2,345.72)	4,845.00	4,469.70
36242DGA5	59,299.57	-	59,299.57	32,885.38	(26,414.19)	32,885.38	30,959.43
362437AC9	327,406.73	-	327,406.73	330,796.10	3,389.37	330,796.10	272,044.15
362480AD7	260,265.57	-	260,265.57	254,673.04	(5,592.53)	254,673.04	136,162.00
39538RBB4	1,330,292.00	-	1,330,292.00	1,328,363.57	(1,928.43)	1,328,363.57	745,782.44
39539GAA0	543,753.86	-	543,753.86	546,796.93	3,043.07	546,796.93	315,164.29
40430HEB0	6,935.37	-	6,935.37	5,525.00	(1,410.37)	5,525.00	12,417.00
40430HFL7	190,624.18	-	190,624.18	190,580.00	(44.18)	190,580.00	143,050.00
40430MAB3	41,265.80	-	41,265.80	45,932.32	4,666.52	45,932.32	34,826.50
40431HAT4	(134.52)	-	(134.52)	8.62	143.14	8.62	2,413.72
40431KAE0	551,885.24	-	551,885.24	530,985.00	(20,900.24)	530,985.00	487,414.41
41161PA86	112,593.99	-	112,593.99	113,513.91	919.92	113,513.91	92,006.70
41161PHC0	797,327.74	-	797,327.74	788,862.27	(8,465.47)	788,862.27	514,816.60
41161PHU0	650,354.45	-	650,354.45	647,115.15	(3,239.30)	647,115.15	396,578.01
41161PLR2	1,705,814.72	-	1,705,814.72	1,697,937.25	(7,877.47)	1,697,937.25	1,011,354.71
41161PMG5	2,419,551.32	-	2,419,551.32	2,403,730.34	(15,820.98)	2,403,730.34	1,439,167.38
41161PQU0	1,316,980.92	-	1,316,980.92	1,305,196.95	(11,783.97)	1,305,196.95	756,350.22
41161PTN3	151,805.38	-	151,805.38	150,863.73	(941.65)	150,863.73	82,975.68
41161PWB5	710,718.91	-	710,718.91	706,019.06	(4,699.85)	706,019.06	396,821.83
41164LAB5	1,419,508.13	-	1,419,508.13	1,393,571.68	(25,936.45)	1,393,571.68	710,171.19
43739EAP2	3,520,348.31	-	3,520,348.31	3,514,276.79	(6,071.52)	3,514,276.79	1,979,133.42
43739EBJ5	903,187.10	-	903,187.10	902,030.34	(1,156.76)	902,030.34	646,560.15
45254NNP8	1,912,632.97	-	1,912,632.97	1,890,544.59	(22,088.38)	1,890,544.59	1,214,860.42
45254NPA9	1,510,579.29	-	1,510,579.29	1,510,519.68	(59.61)	1,510,519.68	972,265.55
45254NPG6	47,773.28	-	47,773.28	47,461.54	(311.74)	47,461.54	26,146.68
45254NPU5	531,101.50	-	531,101.50	531,155.09	53.59	531,155.09	303,882.33
45254TSM7	467,264.14	-	467,264.14	463,787.82	(3,476.32)	463,787.82	188,857.39
45660L4P1	8,621.76	-	8,621.76	224.57	(8,397.19)	224.57	449.13
45660LGX1	7,297.70	-	7,297.70	3,543.86	(3,753.84)	3,543.86	5,888.58
45660LVD8	3,083.52	-	3,083.52	2,362.42	(721.10)	2,362.42	3,409.33
45660LW96	268,591.76	-	268,591.76	254,314.76	(14,277.00)	254,314.76	145,509.89
45660LWD7	294,786.76	-	294,786.76	298,213.95	3,427.19	298,213.95	246,260.88
45660LYW3	354,526.86	-	354,526.86	339,554.89	(14,971.97)	339,554.89	180,018.91
45660N5H4	673,093.50	-	673,093.50	659,474.26	(13,619.24)	659,474.26	438,341.00
45660NRB3	461,814.48	-	461,814.48	421,909.93	(39,904.55)	421,909.93	242,336.66
45667WAA6	451,021.01	-	451,021.01	455,855.38	4,834.37	455,855.38	260,733.44
45667WAC2	19,343.09	-	19,343.09	27,484.55	8,141.46	27,484.55	22,564.83

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
466247XE8	$673,546.81	$-	$673,546.81	$672,871.06	$(675.75)	$672,871.06	$440,480.85
46626CBS8	84,419.53	-	84,419.53	83,142.14	(1,277.39)	83,142.14	129,547.10
466286AH4	56.70	-	56.70	40.00	(16.70)	40.00	89.22
525226AL0	52,869.83	-	52,869.83	49,830.00	(3,039.83)	49,830.00	5,565.00
525229AG5	78,318.03	-	78,318.03	67,660.00	(10,658.03)	67,660.00	55,382.72
52524VAG4	1,431,560.26	-	1,431,560.26	1,425,789.45	(5,770.81)	1,425,789.45	868,776.15
52524YAF0	1,330,313.66	-	1,330,313.66	1,323,958.37	(6,355.29)	1,323,958.37	718,348.63
576433FP6	166,758.86	-	166,758.86	155,795.41	(10,963.45)	155,795.41	47,122.48
576433GW0	129,899.92	-	129,899.92	95,595.91	(34,304.01)	95,595.91	32,822.87
576444AA1	(27.38)	-	(27.38)	-	27.38	-	-
590212AB2	44,715.26	-	44,715.26	43,830.90	(884.36)	43,830.90	45,145.86
59024UAB7	136,248.71	-	136,248.71	139,002.32	2,753.61	139,002.32	131,744.60
617451DQ9	199,522.46	-	199,522.46	197,919.71	(1,602.75)	197,919.71	167,749.72
61750FAE0	47,716.69	-	47,716.69	43,850.00	(3,866.69)	43,850.00	34,961.57
61751JAQ4	1,929.02	-	1,929.02	1,080.00	(849.02)	1,080.00	3,751.80
61753VAG7	171.19	-	171.19	120.00	(51.19)	120.00	405.73
61755FAE5	656.92	-	656.92	320.00	(336.92)	320.00	1,976.38
61915RBB1	455,534.41	-	455,534.41	451,268.11	(4,266.30)	451,268.11	288,568.67
638728AC9	129,822.30	-	129,822.30	125,070.00	(4,752.30)	125,070.00	101,801.43
64352VQR5	567,667.53	-	567,667.53	545,735.99	(21,931.54)	545,735.99	506,496.40
65106FAB8	559,475.56	-	559,475.56	539,684.72	(19,790.84)	539,684.72	381,133.39
65106FAG7	21,383.20	-	21,383.20	11,100.00	(10,283.20)	11,100.00	37,644.36
65535VUS5	271,622.40	-	271,622.40	278,039.67	6,417.27	278,039.67	217,892.60
669884AF5	1,542.86	-	1,542.86	900.00	(642.86)	900.00	1,626.44
74922MAB7	168,040.38	-	168,040.38	177,534.78	9,494.40	177,534.78	103,548.11
74922MAC5	67,973.80	-	67,973.80	67,393.37	(580.43)	67,393.37	40,310.37
74924YAH6	961.58	-	961.58	450.00	(511.58)	450.00	973.10
74951PBT4	362,965.75	-	362,965.75	190,917.07	(172,048.68)	190,917.07	219,714.77
74951PBV9	145,318.79	-	145,318.79	43,239.87	(102,078.92)	43,239.87	74,611.01
75114NAA2	1,414,024.73	-	1,414,024.73	1,421,777.52	7,752.79	1,421,777.52	803,856.66
75114NAB0	224,477.34	-	224,477.34	236,258.08	11,780.74	236,258.08	140,718.40
75970JAL0	10,485.15	-	10,485.15	8,340.00	(2,145.15)	8,340.00	15,783.00
75971EAK2	5,795.97	-	5,795.97	5,100.00	(695.97)	5,100.00	14,144.50
76110GJ85	664,062.51	-	664,062.51	629,831.11	(34,231.40)	629,831.11	526,056.81
76110H4M8	84,729.19	-	84,729.19	86,608.66	1,879.47	86,608.66	48,630.06
76110HKX6	1,271,222.16	-	1,271,222.16	996,875.80	(274,346.36)	996,875.80	704,594.43
76110HKY4	239,602.43	-	239,602.43	97,123.49	(142,478.94)	97,123.49	88,503.30
761118FM5	1,385,807.66	-	1,385,807.66	1,358,709.71	(27,097.95)	1,358,709.71	964,194.95
761118FQ6	(735.56)	-	(735.56)	93.28	828.84	93.28	111.26
761118NN4	770,909.92	-	770,909.92	766,503.27	(4,406.65)	766,503.27	448,944.27
761118RJ9	64,994.94	-	64,994.94	65,169.60	174.66	65,169.60	32,771.60
761118WP9	1,485,188.29	-	1,485,188.29	1,509,506.38	24,318.09	1,509,506.38	844,585.88
761118WS3	29.61	-	29.61	17.52	(12.09)	17.52	17.43
79549ASM2	85,161.38	-	85,161.38	86,686.89	1,525.51	86,686.89	57,903.29
79549AYA1	258,248.88	-	258,248.88	251,975.44	(6,273.44)	251,975.44	115,069.68
79549AYB9	57,530.44	-	57,530.44	49,428.31	(8,102.13)	49,428.31	25,701.01
81379EAA0	72,774.42	-	72,774.42	69,685.13	(3,089.29)	69,685.13	58,049.55
81879MAX7	5,200.94	-	5,200.94	3,120.00	(2,080.94)	3,120.00	5,685.12
84752CAE7	48,806.97	-	48,806.97	46,960.00	(1,846.97)	46,960.00	16,967.50
863579DV7	160,584.52	-	160,584.52	151,821.72	(8,762.80)	151,821.72	25,196.59
863579GG7	5,894.18	-	5,894.18	3,448.27	(2,445.91)	3,448.27	4,548.40
863579YR3	235,766.99	-	235,766.99	237,421.64	1,654.65	237,421.64	163,982.11
86358BAH5	602.33	-	602.33	400.00	(202.33)	400.00	638.83
86358RUR6	44,703.88	-	44,703.88	2,663.43	(42,040.45)	2,663.43	7,985.87
86359A6A6	1,018,886.48	-	1,018,886.48	448,965.43	(569,921.05)	448,965.43	710,679.87
86359ACD3	100,232.63	-	100,232.63	110,711.34	10,478.71	110,711.34	90,501.24
86359ACE1	34,079.33	-	34,079.33	22,911.25	(11,168.08)	22,911.25	40,028.47
86359AEH2	65,155.02	-	65,155.02	42,739.18	(22,415.84)	42,739.18	8,938.36
86359ANH2	165,678.06	-	165,678.06	164,308.64	(1,369.42)	164,308.64	124,618.05
86359AXX6	558,921.25	-	558,921.25	399,238.38	(159,682.87)	399,238.38	335,847.02
86359AZE6	187,375.97	-	187,375.97	114,300.01	(73,075.96)	114,300.01	87,364.26
86359BLS8	(262.45)	-	(262.45)	29,634.94	29,897.39	29,634.94	3,218.01
86363DAA9	1,219,188.22	-	1,219,188.22	1,212,309.13	(6,879.09)	1,212,309.13	655,517.72
86363HAB8	418,218.09	-	418,218.09	455,565.95	37,347.86	455,565.95	383,963.45
872227AM5	3,074.21	-	3,074.21	2,760.00	(314.21)	2,760.00	22,521.42

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
929227QB5	$13,730.14	$-	$13,730.14	$12,566.15	$(1,163.99)	$12,566.15	$10,137.97
92922FZF8	1,046,583.58	-	1,046,583.58	1,039,976.45	(6,607.13)	1,039,976.45	708,528.28
92925CBB7	433,660.12	-	433,660.12	427,407.46	(6,252.66)	427,407.46	280,503.91
939335P90	3,416.50	-	3,416.50	621.71	(2,794.79)	621.71	2,633.01
9393363A9	17,295.29	-	17,295.29	15,570.67	(1,724.62)	15,570.67	16,304.41
9393365V1	39,236.11	-	39,236.11	38,320.15	(915.96)	38,320.15	32,715.36
939336X65	1,946,524.02	-	1,946,524.02	1,935,272.75	(11,251.27)	1,935,272.75	1,208,239.19
93934FJQ6	1,590,251.89	-	1,590,251.89	1,571,735.72	(18,516.17)	1,571,735.72	911,555.64
93934XAB9	276,681.58	-	276,681.58	273,634.88	(3,046.70)	273,634.88	274,930.53
93935AAE2	9,595.49	-	9,595.49	16,798.04	7,202.55	16,798.04	17,529.51
93936JAM4	685.62	-	685.62	217.25	(468.37)	217.25	9,276.07
9497EVAF2	1,020.53	-	1,020.53	625.00	(395.53)	625.00	1,081.40
94983TAE0	1,355,220.28	-	1,355,220.28	1,344,324.96	(10,895.32)	1,344,324.96	1,150,154.56
94983VAC9	3,705,240.67	-	3,705,240.67	3,574,832.45	(130,408.22)	3,574,832.45	3,471,148.94
94983YAQ2	768,030.08	-	768,030.08	760,604.69	(7,425.39)	760,604.69	618,929.41
Totals	$94,759,892.12	$-	$94,759,892.12	$91,319,792.71	$(3,440,099.41)	$91,319,792.71	$61,154,481.79

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2009:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00075WAB5	$54,515.28	$-	$54,515.28	$52,958.42	$(1,556.86)	$52,958.42	$45,425.70
004375CT6	413,257.00	143,038.74	556,295.74	551,600.42	(4,695.32)	551,600.42	438,691.19
00442GAD2	165,911.30	6,411.54	172,322.84	150,821.07	(21,501.77)	150,821.07	131,390.97
00442JAE4	372,629.91	127,056.82	499,686.73	410,412.04	(89,274.69)	410,412.04	274,323.84
00442KAD3	140,111.68	31,045.19	171,156.87	136,394.66	(34,762.21)	136,394.66	85,435.80
00442LAD1	161,945.11	(8,349.97)	153,595.14	116,372.93	(37,222.21)	116,372.93	90,557.07
007037BK9	90,478.99	15,050.75	105,529.74	57,392.97	(48,136.77)	57,392.97	42,996.75
01853GAB6	20,285.98	49,369.87	69,655.85	69,671.65	15.80	69,671.65	91,298.65
02146YAD8	376,334.05	(25,600.98)	350,733.07	321,951.81	(28,781.26)	321,951.81	179,696.62
02147CAA1	680,929.55	(46,338.88)	634,590.67	634,628.55	37.88	634,628.55	408,482.17
02147DAV3	54,628.32	11,425.10	66,053.42	54,854.60	(11,198.82)	54,854.60	37,815.84
02150MAB1	2,629,063.01	(314,613.70)	2,314,449.31	2,211,085.86	(103,363.45)	2,211,085.86	1,448,449.64
02660CAH3	16,685.05	8,426.36	25,111.41	25,120.83	9.42	25,120.83	8,429.97
02660TGN7	1,001,701.06	-	1,001,701.06	990,332.41	(11,368.65)	990,332.41	532,685.75
02660THL0	86,207.12	(11,367.10)	74,840.02	70,867.66	(3,972.36)	70,867.66	32,158.74
02660THT3	20,754.19	13,594.80	34,348.99	32,822.21	(1,526.78)	32,822.21	23,602.72
02660TJB0	3,544,620.35	(28,527.11)	3,516,093.24	3,472,228.57	(43,864.67)	3,472,228.57	1,667,846.99
02660XAD6	960,579.29	(24,217.55)	936,361.74	923,771.35	(12,590.39)	923,771.35	510,460.32
040104QN4	668,988.53	-	668,988.53	664,892.25	(4,096.28)	664,892.25	551,720.69
040104RV5	483,448.04	(15,346.16)	468,101.88	393,008.81	(75,093.07)	393,008.81	265,004.00
040104TG6	62,886.08	(337.46)	62,548.62	51,612.30	(10,936.32)	51,612.30	30,670.00
04544TAB7	122,227.14	(25,298.29)	96,928.85	96,928.86	0.01	96,928.86	112,263.31
05535DCF9	1,408,550.33	(153,637.19)	1,254,913.14	1,254,913.14	-	1,254,913.14	824,744.54
05615TAA0	1,251,756.54	(322,056.54)	929,700.00	929,700.00	-	929,700.00	270,000.00
05946XJW4	28,991.08	(20,058.90)	8,932.18	8,931.56	(0.62)	8,931.56	26,915.99
05946XYP2	99,778.65	-	99,778.65	92,984.42	(6,794.23)	92,984.42	54,111.63
05948XVJ7	180,234.91	25,954.32	206,189.23	199,836.41	(6,352.82)	199,836.41	44,880.80
05949AGR5	356,453.17	-	356,453.17	354,473.71	(1,979.46)	354,473.71	305,113.23
05949AHG8	788,513.13	-	788,513.13	775,095.60	(13,417.53)	775,095.60	713,246.18
05949ALH1	320,448.10	-	320,448.10	317,165.50	(3,282.60)	317,165.50	275,590.73
06050HKY3	18,948.66	11,378.92	30,327.58	30,060.24	(267.34)	30,060.24	9,656.59
06652DAA7	753,965.75	(23,536.55)	730,429.20	727,776.65	(2,652.55)	727,776.65	400,955.82
07325VAG9	85,707.72	(827.79)	84,879.93	74,701.24	(10,178.69)	74,701.24	54,845.39
07384MS60	1,332,896.89	(168,213.06)	1,164,683.83	1,160,669.74	(4,014.09)	1,160,669.74	976,483.63
07384MV33	7,286.37	19,293.52	26,579.89	27,669.23	1,089.34	27,669.23	30,540.45
073852AD7	140,492.11	(42,021.20)	98,470.91	78,094.81	(20,376.10)	78,094.81	52,794.00
073854AB7	1,934,118.95	216,402.41	2,150,521.36	1,888,178.10	(262,343.26)	1,888,178.10	1,276,348.54
073860AB4	105,506.59	629.97	106,136.56	95,352.53	(10,784.03)	95,352.53	69,566.40
07386HCP4	74,859.57	24,314.69	99,174.26	49,939.43	(49,234.83)	49,939.43	18,240.98
07386HEN7	39,866.89	12,709.94	52,576.83	49,696.37	(2,880.46)	49,696.37	10,721.71
07386HJL6	28,985.44	9,111.07	38,096.51	19,137.58	(18,958.93)	19,137.58	31,025.76

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07386HSF9	$81,735.99	$1,810.74	$83,546.73	$33,711.61	$(49,835.12)	$33,711.61	$44,137.99
07386HSP7	942,789.86	-	942,789.86	934,354.48	(8,435.38)	934,354.48	588,423.44
073879QF8	99,987.05	(7,445.86)	92,541.19	88,148.95	(4,392.24)	88,148.95	48,921.91
073879Z92	1,191,456.17	117,157.28	1,308,613.45	1,193,280.81	(115,332.64)	1,193,280.81	432,571.16
07389VAA5	177,709.30	(18,459.91)	159,249.39	151,211.91	(8,037.48)	151,211.91	140,511.33
07400XAB4	684,532.80	(252,846.68)	431,686.12	400,011.07	(31,675.05)	400,011.07	198,123.59
07401EAA7	554,695.88	-	554,695.88	480,476.44	(74,219.44)	480,476.44	309,258.89
07401LBA0	20,185.26	8,358.74	28,544.00	24,493.97	(4,050.03)	24,493.97	26,751.93
07401UAB9	-	31,134.23	31,134.23	-	(31,134.23)	-	-
07820QAY1	1,963,634.93	(49,516.98)	1,914,117.95	1,904,440.30	(9,677.65)	1,904,440.30	1,197,167.12
1248MEAE9	220,336.10	(16,561.85)	203,774.25	150,341.12	(53,433.13)	150,341.12	129,009.18
1248MEAG4	67,036.31	9,018.31	76,054.62	61,812.23	(14,242.39)	61,812.23	51,782.11
1248MGAJ3	28,877.25	(624.46)	28,252.79	28,249.63	(3.16)	28,249.63	28,565.32
1248RHAD9	207,239.90	28,151.12	235,391.02	201,329.81	(34,061.21)	201,329.81	112,603.89
12498NAB9	318,264.34	(3,676.97)	314,587.37	284,168.08	(30,419.29)	284,168.08	227,122.26
12544WAK3	173,604.51	(57,634.39)	115,970.12	115,968.80	(1.32)	115,968.80	169,083.23
12567AAF4	79,672.66	28,121.33	107,793.99	108,663.62	869.63	108,663.62	121,121.24
12629EAK1	2,797.55	1,081.15	3,878.70	1,040.82	(2,837.88)	1,040.82	3,241.85
12629EAL9	528.25	150.99	679.24	83.75	(595.49)	83.75	192.86
12638PAL3	1,084.59	(31.35)	1,053.24	119.03	(934.21)	119.03	1,081.86
12666XAB3	291,010.99	(99,850.10)	191,160.89	173,742.87	(17,418.02)	173,742.87	189,430.15
126670HG6	1,068,437.13	-	1,068,437.13	1,068,809.40	372.27	1,068,809.40	1,152,077.25
126670TU2	18,522.46	(640.74)	17,881.72	17,144.66	(737.06)	17,144.66	15,102.50
126670WT1	718,557.40	(18,000.48)	700,556.92	683,269.36	(17,287.56)	683,269.36	508,547.03
12667FBJ3	387,471.34	79,391.48	466,862.82	388,882.28	(77,980.54)	388,882.28	256,899.47
12667G4D2	1,914.31	294.13	2,208.44	2,209.21	0.77	2,209.21	2,768.26
12667GME0	2,083,323.04	(32,858.17)	2,050,464.87	2,046,739.51	(3,725.36)	2,046,739.51	1,130,869.41
12667GR62	972,835.12	(53,475.59)	919,359.53	908,602.96	(10,756.57)	908,602.96	522,615.71
12667GRW5	125,700.05	(9,198.90)	116,501.15	112,897.07	(3,604.08)	112,897.07	38,316.40
12667GS20	1,539,084.67	(69,099.54)	1,469,985.13	1,463,724.61	(6,260.52)	1,463,724.61	838,604.56
12667GWF6	1,060,792.71	(76,779.08)	984,013.63	938,704.15	(45,309.48)	938,704.15	573,163.25
12668A3Q6	813,773.37	(89,306.50)	724,466.87	707,365.42	(17,101.45)	707,365.42	256,175.52
12668A4B8	1,173,181.75	(87,497.06)	1,085,684.69	1,085,684.69	-	1,085,684.69	572,279.11
12668AAY1	26,733.77	1,660.84	28,394.61	28,422.56	27.95	28,422.56	45,938.83
12668ACG8	371,744.09	(11,387.44)	360,356.65	360,356.65	-	360,356.65	268,595.59
12668ACZ6	461,514.55	(17,831.21)	443,683.34	424,336.88	(19,346.46)	424,336.88	244,027.86
12668AEV3	1,235,535.99	(79,005.91)	1,156,530.08	1,121,588.22	(34,941.86)	1,121,588.22	666,244.56
12668AGW9	106,795.86	(6,538.02)	100,257.84	98,013.78	(2,244.06)	98,013.78	59,960.00
12668APF6	34,610.55	-	34,610.55	33,715.36	(895.19)	33,715.36	24,749.62
12668AVP7	783,640.11	(13,010.78)	770,629.33	764,084.31	(6,545.02)	764,084.31	418,174.97
12668BAU7	27,688.30	7,805.68	35,493.98	35,776.01	282.03	35,776.01	44,378.57
12668BB77	6,292,480.46	(262,969.05)	6,029,511.41	5,457,795.46	(571,715.95)	5,457,795.46	3,180,219.62
12668BE33	2,830,867.14	-	2,830,867.14	2,684,874.97	(145,992.17)	2,684,874.97	1,413,324.94
126694N46	254,242.90	-	254,242.90	239,411.23	(14,831.67)	239,411.23	119,213.92
12669FKR3	37,041.23	(1,191.43)	35,849.80	35,880.41	30.61	35,880.41	27,584.24
12669FP23	251,960.94	(3,202.57)	248,758.37	151,402.18	(97,356.19)	151,402.18	211,030.43
12669FP31	48,499.86	25,807.15	74,307.01	74,377.85	70.84	74,377.85	337,380.92
12669FVD2	128,612.03	(7,570.67)	121,041.36	118,511.48	(2,529.88)	118,511.48	106,225.96
12669FW82	130,972.73	(1,621.97)	129,350.76	128,448.73	(902.03)	128,448.73	87,663.44
12669GKH3	1,694,207.08	(33,426.70)	1,660,780.38	1,653,911.20	(6,869.18)	1,653,911.20	983,006.38
12669GRM5	708,888.31	(69,708.89)	639,179.42	636,739.30	(2,440.12)	636,739.30	322,764.42
12669GRQ6	1,887,708.26	(195,761.81)	1,691,946.45	1,691,953.69	7.24	1,691,953.69	847,064.30
12669GTV3	71,858.14	-	71,858.14	69,552.02	(2,306.12)	69,552.02	37,478.51
12669GUR0	518,734.65	-	518,734.65	495,443.84	(23,290.81)	495,443.84	285,295.56
14454AAB5	452,854.41	(5,094.20)	447,760.21	391,617.22	(56,142.99)	391,617.22	427,194.57
17307GMQ8	3,558,965.45	(208,750.54)	3,350,214.91	3,350,214.91	-	3,350,214.91	3,143,019.77
17307GPE2	2,579,304.52	(673,194.63)	1,906,109.89	1,906,109.90	0.01	1,906,109.90	1,707,691.50
17307GYD4	685,931.04	(7,691.78)	678,239.26	678,239.26	-	678,239.26	679,516.32
17309MAB9	1,220,291.19	(36,808.73)	1,183,482.46	1,009,809.45	(173,673.01)	1,009,809.45	843,312.31
17310UAE2	4,329.00	(2,342.82)	1,986.18	414.80	(1,571.38)	414.80	3,181.50
17311YAC7	195,148.24	37,554.10	232,702.34	184,426.74	(48,275.60)	184,426.74	130,178.83
17312TAH6	147,737.45	(17,664.95)	130,072.50	112,327.02	(17,745.48)	112,327.02	119,726.33
22540V3F7	448,029.34	138,974.78	587,004.12	583,731.67	(3,272.45)	583,731.67	120,335.00
22540VQ70	171,693.49	47,659.24	219,352.73	216,950.43	(2,402.30)	216,950.43	119,503.06
22541NBT5	169,068.20	69,318.56	238,386.76	223,551.63	(14,835.13)	223,551.63	135,225.73
22541NFL8	504,443.50	(12,411.75)	492,031.75	492,031.75	-	492,031.75	226,203.78
22541Q4M1	134,083.80	127,760.05	261,843.85	258,057.88	(3,785.97)	258,057.88	125,050.36
22541QFK3	47,748.29	(10,961.51)	36,786.78	36,777.35	(9.43)	36,777.35	32,894.33
22541QJR4	92,649.14	75,601.74	168,250.88	161,597.92	(6,652.96)	161,597.92	73,770.75

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541QV25	$61,925.93	$24,738.97	$86,664.90	$85,450.32	$(1,214.58)	$85,450.32	$9,765.06
22541SFL7	13.60	(1.65)	11.95	1.08	(10.87)	1.08	7.96
22541SJV1	242,629.88	(131.75)	242,498.13	242,498.14	0.01	242,498.14	57,056.26
22541SRC4	127,179.80	27,319.23	154,499.03	154,499.03	-	154,499.03	112,613.74
225458RG5	12,330.53	(7,873.83)	4,456.70	4,456.70	-	4,456.70	4,781.69
2254W0KK0	35,543.14	(28,364.77)	7,178.37	3,150.95	(4,027.42)	3,150.95	24,334.44
2254W0NK7	238,153.31	(24,730.22)	213,423.09	181,880.23	(31,542.86)	181,880.23	123,515.47
23243AAD8	142,285.97	(11,285.00)	131,000.97	117,626.53	(13,374.44)	117,626.53	67,569.78
23244LAB7	49,952.96	(8,058.36)	41,894.60	36,218.60	(5,676.00)	36,218.60	30,030.00
23245QAA7	256,660.16	(10,653.62)	246,006.54	242,634.57	(3,371.97)	242,634.57	135,703.64
23248AAJ0	142,350.62	(9,616.34)	132,734.28	118,302.25	(14,432.03)	118,302.25	97,176.55
23332UAC8	463,567.49	(122.33)	463,445.16	457,679.03	(5,766.13)	457,679.03	264,333.87
23332UBV5	1,262,475.20	(81,086.26)	1,181,388.94	1,181,388.94	-	1,181,388.94	729,993.97
23332UCM4	87,814.95	-	87,814.95	85,834.49	(1,980.46)	85,834.49	53,585.69
23332UDU5	2,501,507.03	(71,848.28)	2,429,658.75	2,419,289.06	(10,369.69)	2,419,289.06	1,454,776.43
23332UFV1	146,162.66	(6,794.23)	139,368.43	139,368.43	-	139,368.43	76,733.07
25150PAD1	821.32	(408.37)	412.95	49.10	(363.85)	49.10	113.82
251510FB4	542,555.36	(13,837.33)	528,718.03	479,688.96	(49,029.07)	479,688.96	347,830.70
251510NC3	1,080,338.82	694,279.91	1,774,618.73	1,771,649.87	(2,968.86)	1,771,649.87	366,862.10
26410MAF7	872,309.43	(459,593.15)	412,716.28	450,112.10	37,395.82	450,112.10	87,858.00
26410WAD0	549,847.45	261,057.32	810,904.77	476,484.84	(334,419.93)	476,484.84	131,787.00
30247DAD3	33,623.21	-	33,623.21	27,394.41	(6,228.80)	27,394.41	16,394.00
316599AB5	32,110.48	-	32,110.48	31,122.12	(988.36)	31,122.12	30,141.46
318340AB2	48,931.70	5,605.92	54,537.62	53,911.36	(626.26)	53,911.36	20,656.88
32051DRA2	15,322.44	-	15,322.44	14,502.95	(819.49)	14,502.95	13,399.80
32051DV33	75,052.24	(4,364.38)	70,687.86	70,693.14	5.28	70,693.14	58,698.83
32051GBV6	50,608.95	-	50,608.95	49,241.70	(1,367.25)	49,241.70	64,090.77
32051GVN2	914,769.65	-	914,769.65	907,582.45	(7,187.20)	907,582.45	863,077.80
32051GZS7	1,544,886.14	(98,988.56)	1,445,897.58	1,393,975.08	(51,922.50)	1,393,975.08	1,137,586.72
32056CAH2	3,023,067.64	(120,652.34)	2,902,415.30	2,883,821.15	(18,594.15)	2,883,821.15	2,206,993.85
35729RAE6	333,064.65	(5,793.83)	327,270.82	254,281.87	(72,988.95)	254,281.87	262,069.30
36228FU38	33,285.42	(5,847.24)	27,438.18	27,533.38	95.20	27,533.38	33,840.33
362334EB6	758,873.24	(24,723.78)	734,149.46	672,496.87	(61,652.59)	672,496.87	505,488.38
362334FS8	163,465.58	(5,732.51)	157,733.07	138,412.70	(19,320.37)	138,412.70	97,745.92
362341SG5	44,505.60	(8,727.89)	35,777.71	35,784.03	6.32	35,784.03	38,234.01
362341XE4	5,290,533.21	(238,997.73)	5,051,535.48	5,054,663.20	3,127.72	5,054,663.20	4,375,036.70
36242D3Z4	12,459.03	2,473.10	14,932.13	7,190.72	(7,741.41)	7,190.72	4,748.70
36242DBY8	173,113.42	(1,339.35)	171,774.07	171,787.34	13.27	171,787.34	178,563.25
36242DGA5	116,135.27	(35,879.07)	80,256.20	59,648.96	(20,607.24)	59,648.96	49,778.81
362437AC9	396,095.68	-	396,095.68	377,251.68	(18,844.00)	377,251.68	300,016.98
36244LAA1	79,264.96	(961.77)	78,303.19	74,098.16	(4,205.03)	74,098.16	64,696.01
362480AD7	339,085.35	(35,158.04)	303,927.31	275,869.40	(28,057.91)	275,869.40	174,966.30
39538RAB5	1,638,931.98	(27,048.94)	1,611,883.04	1,611,883.04	-	1,611,883.04	834,667.08
39538RBB4	1,427,169.92	-	1,427,169.92	1,384,633.77	(42,536.15)	1,384,633.77	748,758.68
39538WFH6	840,832.57	(31,093.99)	809,738.58	793,106.68	(16,631.90)	793,106.68	399,445.92
39538WHF8	4,019,810.33	(261,693.67)	3,758,116.66	3,666,287.55	(91,829.11)	3,666,287.55	1,894,740.38
39539GAA0	578,237.73	-	578,237.73	568,776.23	(9,461.50)	568,776.23	325,488.74
40430HDC9	238,052.94	-	238,052.94	230,493.94	(7,559.00)	230,493.94	177,775.57
40430HEB0	11,027.17	(2,295.86)	8,731.31	6,935.37	(1,795.94)	6,935.37	10,470.50
40430HFL7	195,617.59	-	195,617.59	190,624.18	(4,993.41)	190,624.18	131,866.00
40430MAB3	76,617.12	-	76,617.12	49,284.77	(27,332.35)	49,284.77	42,296.35
40431HAT4	3,672.73	(7.55)	3,665.18	420.26	(3,244.92)	420.26	4,796.25
40431KAA8	15,879.34	-	15,879.34	14,783.48	(1,095.86)	14,783.48	12,662.04
40431KAE0	693,595.87	14,579.15	708,175.02	551,885.24	(156,289.78)	551,885.24	427,736.31
41161PA86	126,578.16	(10,726.62)	115,851.54	115,509.02	(342.52)	115,509.02	88,407.35
41161PFR9	167,572.78	(4,269.09)	163,303.69	163,273.13	(30.56)	163,273.13	105,929.75
41161PHC0	817,348.05	-	817,348.05	812,449.29	(4,898.76)	812,449.29	482,960.48
41161PHU0	672,493.84	(9,324.80)	663,169.04	661,041.02	(2,128.02)	661,041.02	390,211.72
41161PLR2	1,793,611.92	(48,705.53)	1,744,906.39	1,735,702.48	(9,203.91)	1,735,702.48	1,023,399.09
41161PMG5	2,525,585.83	(63,738.21)	2,461,847.62	2,448,533.14	(13,314.48)	2,448,533.14	1,444,079.47
41161PQU0	1,389,590.65	(47,133.53)	1,342,457.12	1,331,522.11	(10,935.01)	1,331,522.11	743,783.12
41161PTN3	160,563.71	-	160,563.71	155,051.29	(5,512.42)	155,051.29	92,204.70
41161PWB5	745,871.54	(20,631.55)	725,239.99	719,926.16	(5,313.83)	719,926.16	396,985.28
41164LAB5	1,560,608.64	(14,068.87)	1,546,539.77	1,478,078.05	(68,461.72)	1,478,078.05	734,770.09
43739EAP2	3,800,137.23	(135,786.51)	3,664,350.72	3,664,350.72	-	3,664,350.72	2,133,674.46
43739EBJ5	941,040.68	-	941,040.68	934,441.26	(6,599.42)	934,441.26	667,283.74
45071KDD3	308,027.68	(2,947.91)	305,079.77	267,266.17	(37,813.60)	267,266.17	251,707.22
45254NJG3	139,486.55	(826.88)	138,659.67	138,558.71	(100.96)	138,558.71	83,643.25
45254NJP3	20,541.32	4,976.17	25,517.49	21,746.13	(3,771.36)	21,746.13	8,053.77
45254NJV0	97,867.93	(1,145.74)	96,722.19	96,722.19	-	96,722.19	67,783.23
45254NJX6	12,631.92	2,959.87	15,591.79	14,993.46	(598.33)	14,993.46	11,562.89
45254NKA4	14,580.75	987.79	15,568.54	14,739.87	(828.67)	14,739.87	9,454.85

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
45254NKD8	$175,155.04	$-	$175,155.04	$174,470.38	$(684.66)	$174,470.38	$112,557.74
45254NKF3	374,347.39	(633.39)	373,714.00	373,714.00	-	373,714.00	232,049.70
45254NKX4	991,694.60	(1,615.47)	990,079.13	969,403.19	(20,675.94)	969,403.19	666,027.05
45254NNP8	2,016,155.43	(7,643.25)	2,008,512.18	1,965,606.06	(42,906.12)	1,965,606.06	1,190,938.98
45254NPA9	1,573,119.97	(5,773.35)	1,567,346.62	1,565,741.59	(1,605.03)	1,565,741.59	964,825.94
45254NPG6	66,917.49	8,840.50	75,757.99	53,944.66	(21,813.33)	53,944.66	28,225.16
45254NPU5	558,520.57	(5,178.05)	553,342.52	552,884.91	(457.61)	552,884.91	314,167.81
45254TMK7	37,282.70	17,489.33	54,772.03	53,207.34	(1,564.69)	53,207.34	20,892.56
45254TSM7	509,854.03	-	509,854.03	486,943.49	(22,910.54)	486,943.49	218,771.88
45254TTM6	851,067.27	425,019.78	1,276,087.05	1,260,748.96	(15,338.09)	1,260,748.96	12,484.66
45660L4P1	93,880.01	(20,229.59)	73,650.42	8,621.76	(65,028.66)	8,621.76	163,516.73
45660LAU3	30,483.58	-	30,483.58	26,371.99	(4,111.59)	26,371.99	25,539.34
45660LCN7	795,895.51	(48,401.12)	747,494.39	741,840.12	(5,654.27)	741,840.12	356,322.84
45660LGX1	23,450.52	(15,068.36)	8,382.16	8,382.12	(0.04)	8,382.12	9,482.24
45660LKW8	3,397,046.85	-	3,397,046.85	3,352,783.81	(44,263.04)	3,352,783.81	1,804,486.28
45660LVD8	4,875.32	549.82	5,425.14	3,403.00	(2,022.14)	3,403.00	4,646.82
45660LW96	295,708.75	(10,287.77)	285,420.98	279,002.27	(6,418.71)	279,002.27	142,283.12
45660LWD7	418,658.19	(99,149.15)	319,509.04	319,509.05	0.01	319,509.05	243,551.26
45660LYW3	429,320.91	(35,128.14)	394,192.77	376,430.65	(17,762.12)	376,430.65	205,106.77
45660N2J3	527,844.45	-	527,844.45	505,074.56	(22,769.89)	505,074.56	271,303.24
45660N5H4	742,209.66	-	742,209.66	706,697.59	(35,512.07)	706,697.59	454,768.25
45660N7R0	42,124.84	(3,183.83)	38,941.01	17,805.33	(21,135.68)	17,805.33	17,143.73
45660NQ24	580,413.49	(32,531.38)	547,882.11	548,028.34	146.23	548,028.34	399,043.41
45660NRB3	318,286.32	181,538.81	499,825.13	490,345.17	(9,479.96)	490,345.17	247,904.70
45660NS30	237,985.53	-	237,985.53	234,536.71	(3,448.82)	234,536.71	117,710.42
45660NT96	284,800.10	-	284,800.10	281,152.13	(3,647.97)	281,152.13	179,932.98
456612AC4	76,628.36	(3,882.18)	72,746.18	72,876.62	130.44	72,876.62	56,211.79
45661EAA2	34,775.77	(3,414.31)	31,361.46	31,361.46	-	31,361.46	24,267.39
45667WAA6	487,575.98	-	487,575.98	480,536.33	(7,039.65)	480,536.33	276,527.09
45667WAC2	38,947.23	-	38,947.23	32,738.21	(6,209.02)	32,738.21	21,904.16
464125AC7	278,816.18	(59,775.08)	219,041.10	193,424.56	(25,616.54)	193,424.56	210,206.70
466247XE8	776,637.83	(37,846.31)	738,791.52	699,995.12	(38,796.40)	699,995.12	459,172.25
46627MBQ9	932,083.46	(2,267.76)	929,815.70	919,184.61	(10,631.09)	919,184.61	588,442.93
46627MCS4	761,604.50	(52,447.90)	709,156.60	685,674.70	(23,481.90)	685,674.70	382,938.86
466284AG1	439.57	(251.01)	188.56	34.86	(153.70)	34.86	72.63
466286AH4	2,179.20	(1,776.03)	403.17	56.70	(346.47)	56.70	177.06
525221EN3	1,244,585.59	(88,059.46)	1,156,526.13	1,156,757.72	231.59	1,156,757.72	436,085.66
525221GM3	274,459.65	(15,854.43)	258,605.22	258,605.22	-	258,605.22	139,491.37
525221HA8	2,382,262.06	(298,340.43)	2,083,921.63	2,083,801.16	(120.47)	2,083,801.16	1,235,640.20
525226AL0	110,347.96	(52,026.46)	58,321.50	52,869.83	(5,451.67)	52,869.83	5,712.00
525229AG5	143,731.83	(65,413.80)	78,318.03	78,318.03	-	78,318.03	63,149.51
52524VAG4	1,583,633.21	(69,583.43)	1,514,049.78	1,471,726.92	(42,322.86)	1,471,726.92	821,888.84
52524YAF0	1,537,051.78	(134,543.20)	1,402,508.58	1,383,368.25	(19,140.33)	1,383,368.25	709,394.25
550279AA1	545,632.86	(20,552.35)	525,080.51	497,389.13	(27,691.38)	497,389.13	287,406.96
55027BAA6	22,073.84	(1,528.35)	20,545.49	19,510.78	(1,034.71)	19,510.78	9,303.31
576433G42	491,544.66	(10,308.57)	481,236.09	477,216.43	(4,019.66)	477,216.43	250,764.39
576433NH5	259,139.91	(48,679.35)	210,460.56	199,916.46	(10,544.10)	199,916.46	115,477.73
576433WZ5	318,731.84	(3,200.63)	315,531.21	315,531.20	(0.01)	315,531.20	321,619.74
576444AA1	-	(27.39)	(27.39)	(27.38)	0.01	(27.38)	-
59020UAA3	26,969.19	(1,348.43)	25,620.76	25,663.53	42.77	25,663.53	25,304.22
59020UXN0	106,571.62	(47,096.61)	59,475.01	36,420.27	(23,054.74)	36,420.27	36,987.49
590212AB2	66,068.41	(248.95)	65,819.46	50,106.75	(15,712.71)	50,106.75	42,483.21
59024EAD9	198,641.87	28,157.55	226,799.42	160,378.55	(66,420.87)	160,378.55	153,553.73
59024UAB7	176,697.40	(98.12)	176,599.28	151,735.59	(24,863.69)	151,735.59	129,821.47
59024WAF4	116,976.69	(4,870.87)	112,105.82	112,105.94	0.12	112,105.94	8,217.92
61750FAE0	56,778.52	1,428.30	58,206.82	47,716.69	(10,490.13)	47,716.69	32,545.11
61750MAB1	12,887.86	-	12,887.86	11,820.46	(1,067.40)	11,820.46	12,383.12
61750SAB8	112,219.36	(443.51)	111,775.85	101,205.62	(10,570.23)	101,205.62	93,156.02
61751JAQ4	3,042.98	2,557.82	5,600.80	1,929.02	(3,671.78)	1,929.02	3,703.41
61753KAB2	62,134.31	(86.09)	62,048.22	56,616.65	(5,431.57)	56,616.65	57,285.00
61753VAG7	-	345.81	345.81	171.19	(174.62)	171.19	360.88
61755FAE5	1,787.27	(678.03)	1,109.24	656.92	(452.32)	656.92	512.78
61915RAX4	146,716.38	-	146,716.38	89,275.71	(57,440.67)	89,275.71	107,576.71
61915RBB1	527,259.53	(35,448.71)	491,810.82	475,123.66	(16,687.16)	475,123.66	282,482.14
638728AC9	167,313.13	(3,937.93)	163,375.20	129,822.30	(33,552.90)	129,822.30	104,227.14
638728AF2	976.94	-	976.94	-	(976.94)	-	-
64352VQR5	785,944.93	(13,336.44)	772,608.49	607,706.37	(164,902.12)	607,706.37	515,858.71
65106FAB8	650,650.09	(2,343.98)	648,306.11	611,536.08	(36,770.03)	611,536.08	407,910.09
65106FAG7	64,651.75	(517.89)	64,133.86	21,383.20	(42,750.66)	21,383.20	35,167.62

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
65535VRH3	$515,756.95	$219,088.26	$734,845.21	$547,843.68	$(187,001.53)	$547,843.68	$460,607.52
65535VRK6	250,753.63	(21,046.41)	229,707.22	171,649.02	(58,058.20)	171,649.02	122,270.49
65535VUS5	391,824.65	-	391,824.65	300,628.22	(91,196.43)	300,628.22	231,831.97
669884AF5	30,174.75	(25,610.31)	4,564.44	1,542.86	(3,021.58)	1,542.86	5,202.12
68383NCA9	1,194,775.16	(7,387.39)	1,187,387.77	1,148,825.36	(38,562.41)	1,148,825.36	779,153.52
68383NCU5	682,377.97	-	682,377.97	669,045.22	(13,332.75)	669,045.22	402,112.03
68383NDT7	1,000,713.76	(79,621.36)	921,092.40	921,251.01	158.61	921,251.01	503,204.54
68383NDW0	362,301.21	200,036.42	562,337.63	560,399.70	(1,937.93)	560,399.70	144,915.68
68402CAC8	161,367.22	-	161,367.22	129,152.92	(32,214.30)	129,152.92	132,282.24
69121PDX8	79,585.12	(1,038.52)	78,546.60	63,471.93	(15,074.67)	63,471.93	57,181.00
70069FHV2	196,529.25	250,207.79	446,737.04	445,172.57	(1,564.47)	445,172.57	87,935.60
74348UAL3	26,881.77	1,352,201.72	1,379,083.49	1,379,083.49	-	1,379,083.49	791,593.92
74922MAB7	153,177.27	56,051.52	209,228.79	191,277.48	(17,951.31)	191,277.48	114,868.48
74922MAC5	88,733.63	(12,341.44)	76,392.19	72,556.99	(3,835.20)	72,556.99	44,416.66
74924UAB7	1,476,024.52	(52,273.15)	1,423,751.37	1,403,929.68	(19,821.69)	1,403,929.68	1,254,576.03
74924YAH6	1,418.84	45.04	1,463.88	961.58	(502.30)	961.58	917.69
74927WAM6	39,554.12	13,514.34	53,068.46	53,027.56	(40.90)	53,027.56	66,329.09
74927XAM4	44,463.03	50,046.89	94,509.92	33,417.47	(61,092.45)	33,417.47	71,180.12
74951PBT4	259,484.74	155,306.46	414,791.20	411,620.06	(3,171.14)	411,620.06	172,252.79
74951PBV9	105,111.75	60,737.04	165,848.79	164,587.02	(1,261.77)	164,587.02	56,693.44
75114HAK3	409,002.18	124,110.64	533,112.82	488,301.48	(44,811.34)	488,301.48	129,457.14
75114NAA2	2,007,991.87	(30,379.00)	1,977,612.87	1,506,606.89	(471,005.98)	1,506,606.89	1,254,920.31
75114NAB0	227,611.88	118,811.04	346,422.92	247,055.86	(99,367.06)	247,055.86	138,911.75
75406AAB5	889,540.38	(11,203.95)	878,336.43	853,474.55	(24,861.88)	853,474.55	640,919.79
75970JAL0	9,173.64	9,996.70	19,170.34	10,485.15	(8,685.19)	10,485.15	15,854.10
75971EAK2	14,719.77	(1,447.37)	13,272.40	5,795.97	(7,476.43)	5,795.97	15,173.50
760985U33	20,798.80	11,995.30	32,794.10	32,588.06	(206.04)	32,588.06	10,916.98
76110GG62	1,120,698.65	(13,281.38)	1,107,417.27	1,107,417.27	-	1,107,417.27	871,707.10
76110GG70	386,588.17	(36,819.91)	349,768.26	349,872.27	104.01	349,872.27	304,832.21
76110GJ85	686,857.44	(13,159.47)	673,697.97	673,697.98	0.01	673,697.98	587,866.41
76110GZQ7	1,322,254.86	(14,327.28)	1,307,927.58	1,307,927.58	-	1,307,927.58	1,152,317.13
76110GZR5	451,475.12	(4,187.34)	447,287.78	447,361.49	73.71	447,361.49	406,371.27
76110H4M8	116,254.59	7,333.72	123,588.31	98,264.49	(25,323.82)	98,264.49	62,938.38
76110H5C9	41,130.83	(7,020.13)	34,110.70	14,569.56	(19,541.14)	14,569.56	8,984.63
76110HKX6	857,115.84	472,420.12	1,329,535.96	1,310,323.81	(19,212.15)	1,310,323.81	879,001.29
76110HKY4	131,837.38	122,026.72	253,864.10	249,038.38	(4,825.72)	249,038.38	119,335.55
761118FM5	1,581,106.01	-	1,581,106.01	1,471,778.79	(109,327.22)	1,471,778.79	1,010,063.17
761118FQ6	7,963.35	(4,037.83)	3,925.52	937.06	(2,988.46)	937.06	4,958.33
761118KU1	806,695.30	-	806,695.30	733,835.38	(72,859.92)	733,835.38	430,497.29
761118NN4	861,370.91	(43,128.96)	818,241.95	798,735.99	(19,505.96)	798,735.99	464,495.49
761118RJ9	78,588.73	(7,327.16)	71,261.57	69,003.14	(2,258.43)	69,003.14	34,423.02
761118RM2	2,176,671.74	(207,222.51)	1,969,449.23	1,934,262.64	(35,186.59)	1,934,262.64	1,025,515.57
761118WP9	1,906,837.17	(122,001.57)	1,784,835.60	1,589,805.31	(195,030.29)	1,589,805.31	1,114,890.09
761118WS3	296.51	336.92	633.43	101.83	(531.60)	101.83	219.97
76112BLZ1	79,953.17	278,803.49	358,756.66	358,133.03	(623.63)	358,133.03	127,277.93
76114GAL1	20,723.83	(3,092.99)	17,630.84	148.06	(17,482.78)	148.06	1,021.66
79549AFV6	107,500.52	-	107,500.52	95,188.94	(12,311.58)	95,188.94	101,126.47
79549ASN0	49,781.75	21,707.54	71,489.29	69,175.24	(2,314.05)	69,175.24	44,857.60
79549AYA1	121,983.53	170,987.26	292,970.79	276,288.05	(16,682.74)	276,288.05	117,139.77
79549AYB9	7,575.53	56,759.25	64,334.78	64,476.36	141.58	64,476.36	26,087.40
80557BAC8	898,177.02	(13,769.36)	884,407.66	595,511.20	(288,896.46)	595,511.20	310,970.00
81379EAA0	86,918.32	(1,092.86)	85,825.46	81,106.35	(4,719.11)	81,106.35	63,043.25
81879MAX7	9,159.91	1,565.61	10,725.52	5,200.94	(5,524.58)	5,200.94	5,164.24
84752CAE7	59,469.07	(2,916.23)	56,552.84	48,806.97	(7,745.87)	48,806.97	17,112.90
8635722A0	18,152.79	-	18,152.79	15,769.25	(2,383.54)	15,769.25	13,540.68
863579CB2	543,140.84	(8,860.18)	534,280.66	534,280.65	(0.01)	534,280.65	468,485.53
863579DV7	239,455.11	(6,825.52)	232,629.59	164,455.66	(68,173.93)	164,455.66	26,638.57
863579GG7	10,246.98	(3,474.41)	6,772.57	6,772.57	-	6,772.57	8,734.71
863579YR3	256,096.53	(2,432.56)	253,663.97	249,417.94	(4,246.03)	249,417.94	167,766.90
863579Z43	6,395.40	40,425.33	46,820.73	20,506.44	(26,314.29)	20,506.44	35,506.29
86358BAH5	1,720.55	(13.45)	1,707.10	602.33	(1,104.77)	602.33	744.94
86358EQJ8	789,632.22	(109,490.62)	680,141.60	610,737.11	(69,404.49)	610,737.11	153,687.10
86358R3Q8	375,109.32	155,398.14	530,507.46	522,268.44	(8,239.02)	522,268.44	322,899.56
86358RE86	1,721.73	1,060.40	2,782.13	2,785.93	3.80	2,785.93	350.79
86358RL88	30,871.06	(4,071.94)	26,799.12	26,799.12	-	26,799.12	17,496.51
86358RLG0	28,416.53	15,522.66	43,939.19	43,448.51	(490.68)	43,448.51	20,025.28
86358RUR6	16,045.26	35,811.32	51,856.58	48,779.73	(3,076.85)	48,779.73	9,032.88
86359ACD3	128,624.47	(11,121.84)	117,502.63	113,656.66	(3,845.97)	113,656.66	93,397.24

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
86359ACE1	$92,170.47	$(6,024.77)	$86,145.70	$55,337.35	$(30,808.35)	$55,337.35	$41,115.34
86359AEH2	47,465.50	21,659.45	69,124.95	69,306.55	181.60	69,306.55	9,174.32
86359ANH2	181,203.86	-	181,203.86	180,510.41	(693.45)	180,510.41	137,373.67
86359BKF7	68,259.12	31,599.13	99,858.25	100,013.66	155.41	100,013.66	122,717.10
86359BLB5	288,052.43	(4,995.44)	283,056.99	283,238.91	181.92	283,238.91	237,348.57
86359BLQ2	495,229.19	261,861.29	757,090.48	757,800.77	710.29	757,800.77	1,080,269.23
86359BLS8	39,920.36	21,415.18	61,335.54	37,738.66	(23,596.88)	37,738.66	33,193.17
86359LRW1	1,961,018.28	(103,284.87)	1,857,733.41	1,810,264.82	(47,468.59)	1,810,264.82	1,034,966.62
86360KAF5	5,863,017.98	(370,290.62)	5,492,727.36	5,259,357.74	(233,369.62)	5,259,357.74	3,071,341.97
86361HAB0	1,124,032.03	(69,051.29)	1,054,980.74	1,055,303.49	322.75	1,055,303.49	761,067.96
86362HAH6	726.89	(396.22)	330.67	36.99	(293.68)	36.99	652.05
86363DAA9	1,360,926.16	(60,082.42)	1,300,843.74	1,255,455.95	(45,387.79)	1,255,455.95	706,373.14
86363HAB8	592,068.48	(22,102.75)	569,965.73	516,770.92	(53,194.81)	516,770.92	420,470.35
86363MAB7	215,431.50	(24,782.40)	190,649.10	171,965.01	(18,684.09)	171,965.01	91,119.00
872227AM5	15,221.34	(6,089.58)	9,131.76	3,074.21	(6,057.55)	3,074.21	14,952.54
87222EAJ7	7,047.63	5,464.35	12,511.98	3,160.99	(9,350.99)	3,160.99	16,591.30
88156UAW0	-	1,500.00	1,500.00	1,500.00	-	1,500.00	1,000.00
88157QAL2	64,895.46	(19,653.72)	45,241.74	43,985.30	(1,256.44)	43,985.30	51,978.00
885220FS7	1,629,293.50	-	1,629,293.50	1,627,327.37	(1,966.13)	1,627,327.37	1,294,812.46
92719UAM4	25,676.43	-	25,676.43	2,725.46	(22,950.97)	2,725.46	7,679.85
92922F4M7	488,738.01	(1,822.50)	486,915.51	486,915.51	-	486,915.51	263,968.57
92922F5T1	797,492.97	(6,855.25)	790,637.72	790,637.72	-	790,637.72	514,311.19
92922F7Q5	879,831.12	(14,448.45)	865,382.67	865,297.41	(85.26)	865,297.41	469,903.20
92922FB72	188,465.80	-	188,465.80	187,853.11	(612.69)	187,853.11	113,359.21
92922FTJ7	183,348.66	(5,849.92)	177,498.74	175,639.43	(1,859.31)	175,639.43	117,669.05
92922FWU8	436,813.36	-	436,813.36	429,525.20	(7,288.16)	429,525.20	224,154.87
92922FZF8	1,082,473.94	(5,704.64)	1,076,769.30	1,076,769.30	-	1,076,769.30	726,591.35
92925CBB7	447,200.66	(165.45)	447,035.21	446,889.91	(145.30)	446,889.91	260,522.67
92926SAE6	171,018.77	10,200.18	181,218.95	134,063.82	(47,155.13)	134,063.82	112,911.69
9393363A9	23,328.48	-	23,328.48	19,049.30	(4,279.18)	19,049.30	18,189.41
9393365V1	41,841.39	(1,361.57)	40,479.82	40,115.73	(364.09)	40,115.73	33,878.44
939336U35	275,299.09	(17,618.22)	257,680.87	257,680.87	-	257,680.87	218,004.32
93934FHC9	723,396.92	(61,735.37)	661,661.55	657,279.71	(4,381.84)	657,279.71	391,185.78
93934FJQ6	1,873,597.48	(196,661.63)	1,676,935.85	1,654,224.05	(22,711.80)	1,654,224.05	928,444.37
93934XAB9	423,979.76	(5,820.07)	418,159.69	360,804.54	(57,355.15)	360,804.54	327,593.82
93935AAE2	16,171.87	8,652.79	24,824.66	22,578.08	(2,246.58)	22,578.08	21,713.73
93936JAM4	39,156.68	8,713.20	47,869.88	1,795.61	(46,074.27)	1,795.61	18,033.45
9497EVAF2	1,040.54	700.09	1,740.63	1,020.53	(720.10)	1,020.53	1,370.70
94980MAB4	14,446.12	-	14,446.12	-	(14,446.12)	-	-
94981PAG5	37,346.77	59,643.94	96,990.71	92,711.67	(4,279.04)	92,711.67	17,144.75
94983TAE0	1,444,486.79	(1,028.04)	1,443,458.75	1,443,458.74	(0.01)	1,443,458.74	1,246,238.20
94983VAC9	4,322,918.69	(445,771.36)	3,877,147.33	3,880,948.03	3,800.70	3,880,948.03	3,190,497.52
94985JAG5	3,168,618.38	(150,151.18)	3,018,467.20	2,998,073.76	(20,393.44)	2,998,073.76	2,010,409.60
984582AA4	99,913.77	(2,128.12)	97,785.65	81,204.52	(16,581.13)	81,204.52	69,129.16
L26479NN8	227,885.94	(58,193.25)	169,692.69	139,029.94	(30,662.75)	139,029.94	160,055.31
L26480MN7	365,678.79	(236,016.76)	129,662.03	161,708.12	32,046.09	161,708.12	61,500.60
Totals	$203,672,078.15	$(2,299,536.69)	$201,372,541.46	$193,090,827.77	$(8,281,713.69)	$193,090,827.77	$124,234,344.38

PART C

OTHER INFORMATION

Item 24.    Financial Statements And Exhibits

(a)  Financial Statements

Financial Statements Included in Part A

Condensed Financial Information

Financial Statements Included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2010

Statements of Operations and Changes in Net Assets for the years ended December 31, 2010 and 2009

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2010 and 2009

Statutory Statements of Income (loss) for the years ended December 31, 2010, 2009 and 2008

Statutory Statements of Changes in Shareholder’s Equity for the years ended December 31, 2010, 2009 and 2008

Statutory Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008

Notes to Statutory Financial Statements

(b)  Exhibits

Exhibit 1	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 033-61679, filed on April 27, 1998.

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement, incorporated by reference to Initial Registration Statement No. 033-61679, filed on August 9, 1995.

(ii) Underwriting and Servicing Agreement, incorporated by reference to Initial Registration Statement No. 033-61679, filed on August 9, 1995.

(iii) Insurance Products Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-109620, filed on August 19, 2008.

(iv) Amendment for Insurance Product Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-81015, filed in April 2009.

Exhibit 4	Individual Variable Deferred Annuity Contract with Flexible Purchase Payments, incorporated by reference to Initial Registration Statement No. 333-95845, filed on February 1, 2000.

Exhibit 5	Form of Application Form, incorporated by reference to Initial Registration Statement No. 333-95845, filed on February 1, 2000.

Exhibit 6	(i) Copy of Articles of Incorporation of the Company, incorporated by reference to Post Effective Amendment No. 3 to Registration Statement No. 033-91072, filed on April 24, 1998.

(ii) Copy of the Bylaws of the Company, incorporated by reference to Post Effective Amendment No. 3 to Registration Statement No. 033-91072, filed on April 24, 1998.

Exhibit 7	Not Applicable.

Exhibit 8	(a) Fund Participation Agreements

Form of Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer, Inc., incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed in April 2006.

Form of Participation Agreement with Panorama Series Fund, Inc., incorporated by reference to Registration Statement No. 333-22557, filed on February 28, 1997.
Form of Participation Agreement with Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Fund III, incorporated by reference to Initial Registration Statement No. 333-65887, filed on October 20, 1998.

Form of Participation Agreement with ING Variable Products Trust, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed in April 2006.

Form of Participation Agreement with MML Series Investment Fund, incorporated by reference to Initial Registration Statement No. 333-130156, filed on December 6, 2005.

Form of Participation Agreement with MML Series Investment Fund II, incorporated by reference to Initial Registration Statement No. 333-130156, filed on December 6, 2005.

Form of Participation Agreement with AIM Variable Insurance Funds, Inc., incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed in April 2006.

Form of Participation Agreement with PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed in April 2006.

(b) Rule 22c-2 Agreements, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-80991, filed in April 2007.

AIM Variable Insurance Funds

Fidelity Variable Insurance Products Fund

ING Variable Products Trust

MML Series Investment Fund

MML Series Investment Fund II

Oppenheimer Variable Account Funds

Panorama Series Fund, Inc.

PIMCO Variable Insurance Trust

Exhibit 9	Opinion and Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement No. 333-95845, filed in April 2010.

Exhibit 10	(i) Consent of Independent Registered Public Accounting Firm, KPMG LLP*

(ii) Powers of Attorney, incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-80991, filed in April 2010.

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 14	Not Applicable.

*	Filed herewith.

Item 25.    Directors and Officers of the Depositor

Directors of C.M. Life Insurance Company

Roger W. Crandall, Director (Chairman), President, and Chief Executive Officer (principal executive officer) 1295 State Street Springfield, MA 01111	Michael R. Fanning, Director 1295 State Street Springfield, MA 01111

Mark Roellig, Director, Executive Vice President, and General Counsel 1295 State Street Springfield, MA 01111	Michael T. Rollings, Director, Executive Vice President and Chief Financial Officer (principal financial officer) 1295 State Street Springfield, MA 01111
PRINCIPAL OFFICERS (other than those who are also Directors, as referenced above):

Norman A. Smith, Senior Vice President and Controller (Principal Accounting Officer) 1295 State Street Springfield, MA 01111

Todd Picken, Vice President and Treasurer 1295 State Street Springfield, MA 01111

Christine C. Peaslee, Vice President and Corporate Secretary 1295 State Street Springfield, MA 01111

Item 26.    Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated by reference to Item 26 in Post-Effective Amendment No. 15 to Registration Statement No. 333-80991, filed in April 2011.

Item 27.    Number Of Contract Owners

As of February 17, 2011, the number of contract owners was 19,948.

Item 28.    Indemnification

C.M. Life directors and officers are indemnified under Article V of the by-laws of C.M. Life’s parent company, Massachusetts Mutual Life Insurance Company (“MassMutual”), as set forth below.

Article V. of the Bylaws of MassMutual provide for indemnification of directors and officers as follows:

“Article V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;
(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or
(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any of such paragraphs.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its officers who serve as a director of a subsidiary of MassMutual (a “Subsidiary Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Subsidiary Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Subsidiary Director because he or she is a director of a subsidiary of MassMutual if the Subsidiary Director (i) acted in good faith, (ii) reasonably believed the conduct was in the subsidiary’s best interest; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Subsidiary Director shall not be liable under MassMutual’s Charter or By-Law. MassMutual further agrees to indemnify a Subsidiary Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Subsidiary Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Subsidiary Director derived an improper benefit. MassMutual will also indemnify a Subsidiary Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Subsidiary Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to the relevant subsidiary that the Subsidiary Director is entitled to indemnification, MassMutual will indemnify the Subsidiary Director to the extent permitted by law. Subject to the Subsidiary Director’s obligation to pay MassMutual in the event that the Subsidiary Director is not entitled to indemnification, MassMutual will pay the expenses of the Subsidiary Director prior to a final determination as to whether the Subsidiary Director is entitled to indemnification.

Item 29.    Principal Underwriters

(a) MML Distributors, LLC (“MML Distributors”) and MML Investors Services, LLC (“MMLIS”), subsidiaries of Massachusetts Mutual Life Insurance Company, act as principal underwriters for contracts/policies that utilize registered separate accounts of Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company. MMLIS serves as principal underwriter of the contracts/policies sold by its registered representatives, and MML Distributors serves as principal underwriter of the contracts/policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MML Distributors and MMLIS either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, MassMutual Variable Life Separate Account II, MML Series Investment Fund, and MML Series Investment Fund II.

(b) MML Distributors, LLC and MML Investors Services, LLC are the principal underwriters for the contracts. The following people are officers and member representatives of MML Distributors, LLC and officers and directors of MML Investors Services, LLC.

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Elaine A. Sarsynski	Chief Executive Officer, President and Springfield OSJ Supervisor	1295 State Street Springfield, MA 01111-0001

William H. McCauley	Chief Financial Officer, Treasurer and Assistant Vice President

Michael Fanning	Member Representative Massachusetts Mutual Life Insurance Co. MassMutual Holding LLC USIG Operations Supervisor	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Barbara Upton	Assistant Vice President Chief Compliance Officer	1295 State Street Springfield, MA 01111-0001

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Vice President	1295 State Street Springfield, MA 01111-0001

Donna Watson	Cash and Trading Supervisor Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	100 Bright Meadow Blvd. Enfield, CT 06082

Sam Jaberi	Chief Technology Officer	1295 State Street Springfield, MA 01111-0001

Lenore MacWade	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Vice President Retirement Services Supervisor and Fund Product Distribution Officer	1295 State Street Springfield, MA 01111-0001

Melissa Millan	USIG Product/Sales Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Richard Byrne	Variable Annuity Supervisor and Variable Annuity Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Amy Ferrero	Variable Life Product Distribution Officer and Executive Benefits Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Michele White	Enfield OSJ Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Richard Zayicek	National Sales Supervisor	200 Cape Cod Way Moorseville, NC 28117

Mark Larose	Registration Manager	1295 State Street Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Michael Fannning	Chairman of the Board & Chief Executive Officer	*

John Vaccaro	President, Director, Agency Field Force Supervisor	*

William H. McCauley	Chief Financial Officer, Treasurer and Assistant Vice President	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer, Registered Options Principal, Chief Technology Officer	*

Michael L. Kerley	Chief Compliance Officer	*

Diana Perlman	Deputy Chief Compliance Officer	*

James Puhala	Deputy Chief Compliance Officer	*

Mark Viviano	Co-Chief Operations Officer, Assistant Vice President, and CRIA Operations Supervisor	*

Mark Larose	Co-Chief Operations Officer and Assistant Vice President, Registration Manager, Call Center Supervisor	*

Kenneth M. Rickson	Field Risk Officer, Director	*

Elaine Sarsynski	RS Supervisor, Director	*

Robert S. Rosenthal	Chief Legal Officer, Vice President, Associate General Counsel and Secretary	*

Douglas Russell	Vice President	*

Wendy Benson	Assistant Vice President, Chief Privacy Officer, Business Strategy Officer	*

Matthew Verdi	Assistant Vice President and Due Diligence Supervisor	*

Mary S. Block	Second Vice President, Assistant Secretary	*

Edward K. Duch, III	Assistant Secretary	*

Jennifer L. Dupuis-Krause	Assistant Secretary	*

Christine Peaslee	Assistant Secretary	*

Bruce C. Frisbie	Assistant Treasurer	**

Kevin LaComb	Assistant Treasurer	*

Lenore McWade	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	**

Kathy Rogers	Continuing Education Officer	*

Thomas H. Jurkowski	Agency Vice President	*

Edward Youmell	Agency Vice President	*

John McCloskey	Agency Vice President	*

Henry McCray	Agency Vice President	1113 Sithean Way Richmond, VA 23233

Richard Zayicek	National Sales Supervisor	*

Maritza Flores	Executive Benefits Supervisor	*

Elaine Gruet	Assistant Vice President and Sales and Product Supervisor	*

Michael Rollings	Director	*

Gregory Deavens	Director	**

Melissa Millan	Variable Life Supervisor, Director	**

Amy Ferrero	Variable Life Product Distribution Officer, Executive Benefits Product Distribution Officer	**

Richard Byrne	Variable Annuity Product Distribution Officer Variable Annuity Supervisor	**

Michele White	Insurance Operations Supervisor	**

Douglas Endorf	Executive Benefits Supervisor	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

c.  For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution and Administration” section of the Statement of Additional Information.

Item 30.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through C.M. Life Insurance Company, 100 Bright Meadow Boulevard, Enfield, CT 06082 and 1295 State Street, Springfield, MA 01111.

Item 31.    Management Services

Not Applicable.

Item 32.    Undertakings

a.  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.  C.M. Life Insurance Company hereby represents that the fees and charges deducted under the individual or group deferred variable annuity contracts with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by C.M. Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, C.M. Multi-Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 12 to Registration Statement No. 333-95845 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on April 25, 2011.

C.M. MULTI-ACCOUNT A

(Registrant)

C.M. LIFE INSURANCE COMPANY

(Depositor)

    ROGER W. CRANDALL*

By:

Roger W. Crandall

President and Chief Executive Officer

(principal executive officer)

C.M. Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
ROGER W. CRANDALL*	Director, President and Chief Executive Officer (principal executive officer)	April 25, 2011
Roger W. Crandall

MICHAEL T. ROLLINGS*	Director and Chief Financial Officer (principal financial officer)	April 25, 2011
Michael T. Rollings

NORMAN A. SMITH*	Controller (principal accounting officer)	April 25, 2011
Norman A. Smith

MARK ROELLIG*	Director	April 25, 2011
Mark Roellig

MICHAEL R. FANNING*	Director	April 25, 2011
Michael R. Fanning

/S/ JOHN E. DEITELBAUM		April 25, 2011
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

REPRESENTATION BY REGISTRANT’S COUNSEL

As attorney to the Registrant, I, Gary F. Murtagh, have reviewed this Post-Effective Amendment No. 12 to Registration Statement No. 333-95845, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/    GARY F. MURTAGH

Gary F. Murtagh
Assistant Vice President and
Counsel
for MassMutual

INDEX TO EXHIBITS

Exhibit 10(i)	Consent of Independent Registered Public Accounting Firm, KPMG LLP